UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-06625

                             The Payden & Rygel Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue

                                          Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Edward S. Garlock, Esq.

Secretary

333 South Grand Avenue

                                         Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code:  213-625-1900

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments - January 31, 2018 (Unaudited)

Principal or Shares	Security Description	Value (000)

U.S. Government Agency (47%)
15,000,000	FFCB, (3 mo. LIBOR USD + 0.000%)
	1.40%, 5/09/18 (a)	$ 15,008
20,000,000	FFCB, (3 mo. LIBOR USD + 0.040%)
	1.45%, 9/04/18 (a)	20,017
5,000,000	FFCB, (1 mo. LIBOR USD + 0.100%)
	1.46%, 8/08/18 (a)	5,000
2,720,000	FFCB, (1 mo. LIBOR USD + 0.030%)
	1.59%, 3/22/18 (a)	2,720
5,800,000	FFCB, (3 mo. LIBOR USD + 0.010%)
	1.73%, 10/19/18 (a)	5,809
6,000,000	FFCB Disc Note, 1.35%, 3/07/18 (b)	5,993
1,150,000	FFCB Disc Note, 1.44%, 4/10/18 (b)	1,147
1,195,000	FFCB Disc Note, 1.57%, 6/06/18 (b)	1,190
5,000,000	FFCB Disc Note, 1.80%, 12/13/18 (b)	4,925
10,000,000	FHLB, (1 mo. LIBOR USD + 0.130%)
	1.42%, 10/10/18 (a)	9,999
1,500,000	FHLB, (3 mo. LIBOR USD + 0.220%)
	1.48%, 4/06/18 (a)	1,500
19,397,000	FHLB Disc Note, 1.32%, 2/09/18 (b)	19,392
20,000,000	FHLB Disc Note, 1.32%, 2/21/18 (b)	19,985
16,616,000	FHLB Disc Note, 1.35%, 3/14/18 (b)	16,594
4,000,000	FHLB Disc Note, 1.35%, 3/28/18 (b)	3,993
4,430,000	FHLB Disc Note, 1.50%, 5/16/18 (b)	4,414
5,000,000	FHLB Disc Note, 1.57%, 6/13/18 (b)	4,973
1,000,000	FHLB Disc Note, 1.67%, 8/30/18 (b)	993
2,000,000	FHLMC Disc Note, 1.32%, 2/02/18 (b)	2,000
15,000,000	FHLMC Disc Note, 1.32%, 2/06/18 (b)	14,998
15,000,000	FHLMC Disc Note, 1.35%, 3/22/18 (b)	14,973

Total U.S. Government Agency (Cost - $175,623)		175,623

U.S. Treasury (19%)
20,000,000	U.S. Treasury Bill, 1.28%, 2/01/18 (b)	20,000
5,000,000	U.S. Treasury Bill, 1.37%, 3/08/18 (b)	4,995
10,000,000	U.S. Treasury Bill, 1.42%, 3/01/18 (b)	9,989
10,000,000	U.S. Treasury Note, (3 mo. US Treasury Bill
	Yield + 0.140%) 1.57%, 1/31/19 (a)	10,014
5,000,000	U.S. Treasury Note, (3 mo. US Treasury Bill
	Yield + 0.174%) 1.60%, 7/31/18 (a)	5,001
20,000,000	U.S. Treasury Note, (3 mo. US Treasury Bill
	Yield + 0.190%) 1.62%, 4/30/18 (a)	20,011

Total U.S. Treasury (Cost - $70,010)		70,010

Principal or Shares	Security Description	Value (000)

Investment Company (7%)
25,232,448	Dreyfus Treasury & Agency Cash Management, Institutional Shares
	(Cost - $25,232)	$ 25,232

Repurchase Agreement (26%)
37,000,000	Bank of Montreal Tri Party, 1.29% 2/01/18 (c)	37,000
30,000,000	Citigroup Tri Party, 1.30% 2/01/18 (d)	30,000
30,000,000	Goldman Sachs Tri Party, 1.30% 2/06/18 (e)	30,000

Total Repurchase Agreement (Cost - $97,000)		97,000

Total Investments (Cost - $367,865) (99%)		367,865
Other Assets, net of Liabilities (1%)		1,912

Net Assets (100%)		$ 369,777

(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2018.
(b)	Yield to maturity at time of purchase.
(c)	The repurchase agreement dated 1/31/2018 is collateralized by the following securities:

Bank of Montreal Tri Party
36,963,200	U.S. Treasury Securities, maturity from Feb
	18-Feb 46, yielding from 0.00%-9.13%	$37,740

(d)	The repurchase agreement dated 1/25/2018 is collateralized by the following securities:

Citigroup Tri Party
30,944,400	U.S. Treasury Note, maturity from Nov 20-Jan
	24, yielding from 1.75%-2.25%	$30,600

(e)	The repurchase agreement dated 1/30/2018 is collateralized by the following securities:

Goldman Sachs Tri Party
16,350,635	FNMA, maturity from Aug 32-June 45, yielding
	from 2.50%-6.00%	$5,652
64,400,872	FMAC, maturity from April 23-Sep 47, yielding
	from 3.00%-6.00%	23,288
3,644,472	GNMA, maturity dated October 27, yielding
	3.00%	1,660

		$30,600

1 Payden Mutual Funds

Schedule of Investments - January 31, 2018 (Unaudited)

Principal or Shares	Security Description	Value (000)

Asset Backed (16%)
770,782	AmeriCredit Automobile Receivables Trust
	2014-3, 1.92%, 11/08/19	$771
325,231	AmeriCredit Automobile Receivables Trust 2016-3, 1.37%, 11/08/19	325
3,300,000	Babson CLO Ltd. 2013-I 144A, (3 mo. LIBOR USD + 0.800%) 2.54%, 1/20/28 (a)(b)	3,300
1,730,000	BlueMountain CLO 2013-4 Ltd. 144A, (3 mo.
	LIBOR USD + 1.010%) 2.73%, 4/15/25 (a)(b)	1,731
4,000,000	BlueMountain CLO 2014-4 Ltd. 144A, (3 mo. LIBOR USD + 1.350%) 2.82%, 11/30/26 (a)(b)	4,002
751,771	Capital Auto Receivables Asset Trust 2014-1,
	3.39%, 7/22/19	753
1,930,000	CARDS II Trust 144A, (1 mo. LIBOR USD
	+ 0.260%) 1.82%, 10/17/22 (a)(b)	1,932
1,536,220	Cent CLO LP 144A, (3 mo. LIBOR USD
	+ 1.120%) 2.86%, 7/23/25 (a)(b)	1,541
399,369	CNH Equipment Trust 2014-C,
	1.05%, 11/15/19	399
214,841	CNH Equipment Trust 2015-B, 1.37%, 7/15/20	214
620,495	Colony American Homes 2014-1 144A, (1 mo. LIBOR USD + 1.150%) 2.71%, 5/17/31 (a)(b)	622
5,073,177	Colony American Homes 2014-2 144A, (1 mo. LIBOR USD + 0.950%) 2.51%, 7/17/31 (a)(b)	5,086
3,778,091	Colony Starwood Homes 2016-2 Trust 144A, (1 mo. LIBOR USD + 1.250%) 2.81%, 12/17/33 (a)(b)	3,802
2,584,558	Commonbond Student Loan Trust 2017-A-GS
	144A, (1 mo. LIBOR USD + 0.850%)
	2.41%, 5/25/41 (a)(b)	2,606
2,610,000	Dell Equipment Finance Trust 2017-1 144A,
	1.86%, 6/24/19 (b)	2,608
3,100,000	Discover Card Execution Note Trust, (1 mo.
	LIBOR USD + 0.490%) 2.05%, 7/15/24 (a)	3,133
323,949	Drive Auto Receivables Trust 2016-B 144A,
	2.56%, 6/15/20 (b)	324
830,000	Dryden 31 Senior Loan Fund 144A, (3 mo. LIBOR USD + 1.080%) 2.81%, 4/18/26 (a)(b)	831
2,300,000	First Investors Auto Owner Trust 2016-2 144A, 1.87%, 11/15/21 (b)	2,286
1,640,000	First Investors Auto Owner Trust 2017-1 144A,
	2.20%, 3/15/22 (b)	1,631
4,000,000	FREMF 2017-KT01 Multifamily Aggregation Period Risk Transfer Trust, (1 mo. LIBOR USD + 0.320%) 1.88%, 2/25/20 (a)	4,014
140,720	GSAMP Trust 2004-SEA2, (1 mo. LIBOR USD + 0.650%) 2.21%, 3/25/34 (a)	141
933,767	Huntington Auto Trust, 1.29%, 5/15/19	933
1,392,076	Invitation Homes 2015-SFR3 Trust 144A, (1 mo. LIBOR USD + 1.300%) 2.86%, 8/17/32 (a)(b)	1,399
408,853	John Deere Owner Trust 2016-B, 1.09%, 2/15/19	409
361,953	Kubota Credit Owner Trust 2016-1 144A, 1.25%, 4/15/19 (b)	361
1,740,000	Madison Park Funding XIII Ltd. 144A, (3 mo. LIBOR USD + 1.110%) 2.85%, 1/19/25 (a)(b)	1,742

Principal or Shares	Security Description	Value (000)

5,740,000	Madison Park Funding XIV Ltd. 144A, (3 mo.
	LIBOR USD + 1.120%) 2.86%, 7/20/26 (a)(b)	$ 5,746
600,000	Magnetite IX Ltd. 144A, (3 mo. LIBOR USD
	+ 1.000%) 2.75%, 7/25/26 (a)(b)	601
6,800,000	Magnetite VII Ltd. 144A, (3 mo. LIBOR USD
	+ 0.800%) 2.62%, 1/15/28 (a)(b)	6,800
337,466	MMAF Equipment Finance LLC 2015-A 144A, 1.39%, 10/16/19 (b)	337
2,670,000	Motor 2017-1 PLC 144A, (1 mo. LIBOR USD
	+ 0.530%) 2.09%, 9/25/24 (a)(b)	2,674
4,900,000	Nissan Auto Lease Trust 2017-B,
	1.83%, 12/16/19	4,882
4,000,000	Nissan Master Owner Trust Receivables,
	1.54%, 6/15/21	3,958
1,115,000	Octagon Investment Partners XXIII Ltd. 144A,
	(3 mo. LIBOR USD + 2.000%)
	3.72%, 7/15/27 (a)(b)	1,115
1,470,000	OSCAR US Funding Trust VII LLC 144A,
	2.13%, 11/10/20 (b)	1,466
325,000	Santander Drive Auto Receivables Trust 2014-3, 2.65%, 8/17/20	326
900,000	Santander Drive Auto Receivables Trust 2016-2, 2.08%, 2/16/21	900
4,410,000	Santander Drive Auto Receivables Trust 2017-1, 2.10%, 6/15/21	4,401
5,998,455	SMB Private Education Loan Trust 2017-A 144A, (1 mo. LIBOR USD + 0.450%) 2.01%, 6/17/24 (a)(b)	6,010
2,553,100	Sofi Consumer Loan Program 2017-5 LLC 144A, 2.14%, 9/25/26 (b)	2,545
1,733,480	Sofi Consumer Loan Program 2017-6 LLC 144A, 2.20%, 11/25/26 (b)	1,729
4,170,000	Sofi Consumer Loan Program 2018-1 Trust 144A, 2.55%, 2/25/27 (b)	4,170
808,790	SoFi Professional Loan Program 2017-D LLC 144A, 1.72%, 9/25/40 (b)	805
5,855,000	Symphony CLO XV Ltd. 144A, (3 mo. LIBOR
	USD + 1.180%) 2.91%, 10/17/26 (a)(b)	5,862
2,964,277	Towd Point Mortgage Trust 2017-5 144A, (1
	mo. LIBOR USD + 0.600%)
	2.16%, 2/25/57 (a)(b)	2,982
3,537,414	Toyota Auto Receivables 2016-B Owner Trust,
	1.30%, 4/15/20	3,522
1,968,904	Tryon Park CLO Ltd. 144A, (3 mo. LIBOR USD + 1.120%) 2.84%, 7/15/25 (a)(b)	1,971
7,500,000	Verizon Owner Trust 2016-1 144A,
	1.42%, 1/20/21 (b)	7,451
5,786,494	Volvo Financial Equipment LLC Series 2016-1
	144A, 1.67%, 2/18/20 (b)	5,775
1,145,585	Wheels SPV 2 LLC 144A, 1.59%, 5/20/25 (b)	1,142
500,000	World Financial Network Credit Card Master
	Trust 2015-A, (1 mo. LIBOR USD + 0.480%)
	2.04%, 2/15/22 (a)	500

Total Asset Backed (Cost - $124,581)		124,566

2

Principal or Shares	Security Description	Value (000)

Bank Loans(c) (0%)
287,583	VFH Parent LLC Term Loan B1 1L, (LIBOR USD 1-Month + 3.250%) 4.94%, 12/30/21	$ 292
496,250	Zayo Group LLC. Term Loan B1 1L, (LIBOR USD 1-Month + 2.000%) 3.57%, 1/19/21	499

Total Bank Loans (Cost - $782)		791

Commercial Paper (3%)
7,700,000	Autozone Inc., 1.72%, 2/22/18 (d)	7,691
7,700,000	Ryder System Inc., 1.73%, 2/26/18 (d)	7,690
6,000,000	Suncor Energy Inc., 1.71%, 2/21/18 (d)	5,994

Total Commercial Paper (Cost - $21,377)		21,375

Corporate Bond (58%)
Financial (33%)
2,530,000	ABN AMRO Bank NV 144A,
	2.10%, 1/18/19 (b)	2,526
3,580,000	ABN AMRO Bank NV 144A, (3 mo. LIBOR USD + 0.410%) 2.15%, 1/19/21 (a)(b)	3,586
2,620,000	ABN AMRO Bank NV 144A, (3 mo. LIBOR USD + 0.640%) 2.37%, 1/18/19 (a)(b)	2,632
1,500,000	African Export-Import Bank, 4.75%, 7/29/19	1,537
1,900,000	Air Lease Corp., 2.63%, 9/04/18	1,904
1,240,000	American Express Co., (3 mo. LIBOR USD + 0.590%) 2.04%, 5/22/18 (a)	1,242
760,000	American Express Credit Corp., 1.88%, 5/03/19	756
1,793,000	American Express Credit Corp., (3 mo. LIBOR USD + 0.700%) 2.19%, 3/03/22 (a)	1,807
1,890,000	Ares Capital Corp., 4.88%, 11/30/18	1,927
2,840,000	Asian Development Bank, 0.88%, 4/26/18	2,835
950,000	Astoria Financial Corp., 3.50%, 6/08/20	954
1,760,000	Athene Global Funding 144A, (3 mo. LIBOR USD + 1.140%) 2.88%, 4/20/20 (a)(b)	1,788
3,095,000	Athene Global Funding 144A, (3 mo. LIBOR USD + 1.230%) 2.92%, 7/01/22 (a)(b)	3,152
3,330,000	Australia & New Zealand Banking Group Ltd. 144A, (3 mo. LIBOR USD + 0.320%) 1.72%, 11/09/20 (a)(b)	3,338
4,665,000	Australia & New Zealand Banking Group Ltd. 144A, (3 mo. LIBOR USD + 0.250%) 1.86%, 12/19/19 (a)(b)	4,677
1,930,000	Australia & New Zealand Banking Group Ltd. 144A, (3 mo. LIBOR USD + 0.750%) 2.17%, 11/16/18 (a)(b)	1,940
2,930,000	AvalonBay Communities Inc., (3 mo. LIBOR USD + 0.430%) 2.15%, 1/15/21 (a)	2,931
290,000	Banco de Credito del Peru/Panama 144A, 2.25%, 10/25/19 (b)	288
1,665,000	Banco del Estado de Chile 144A, 2.67%, 1/08/21 (b)	1,670
4,000,000	Bank Nederlandse Gemeenten NV 144A, 1.50%, 2/15/19 (b)	3,972
1,350,000	Bank of America Corp., (3 mo. EURIBOR + 0.840%) 0.51%, 3/28/18 EUR (a)(e)	1,678
3,585,000	Bank of America Corp., (3 mo. LIBOR USD + 0.650%) 2.34%, 10/01/21 (a)	3,615
3,048,000	Bank of America Corp., (3 mo. LIBOR USD + 0.660%) 2.40%, 7/21/21 (a)	3,074

Principal or Shares	Security Description	Value (000)

2,000,000	Bank of America Corp., (3 mo. LIBOR USD + 1.000%) 2.74%, 4/24/23 (a)	$ 2,044
1,810,000	Bank of Montreal, 1.35%, 8/28/18	1,804
1,530,000	Bank of Montreal, (3 mo. LIBOR USD + 0.790%) 2.25%, 8/27/21 (a)	1,549
2,800,000	Bank of Tokyo-Mitsubishi UFJ Ltd./The 144A, 2.35%, 9/08/19 (b)	2,791
5,150,000	Banque Federative du Credit Mutuel SA 144A, 2.00%, 4/12/19 (b)	5,121
1,925,000	Banque Federative du Credit Mutuel SA 144A, (3 mo. LIBOR USD + 0.490%) 2.23%, 7/20/20 (a)(b)	1,934
3,565,000	Barclays Bank PLC, (3 mo. LIBOR USD + 0.460%) 2.16%, 1/11/21 (a)	3,574
860,000	Barclays PLC, 2.00%, 3/16/18	860
1,120,000	Berkshire Hathaway Finance Corp., 1.45%, 3/07/18	1,120
1,100,000	BNZ International Funding Ltd./London 144A, 1.90%, 2/26/18 (b)	1,100
1,330,000	BNZ International Funding Ltd./London 144A, (3 mo. LIBOR USD + 0.700%) 2.14%, 2/21/20 (a)(b)	1,340
2,730,000	BPCE SA, (3 mo. LIBOR USD + 0.880%) 2.36%, 5/31/22 (a)	2,770
1,090,000	BPCE SA 144A, (3 mo. LIBOR USD + 1.220%) 2.67%, 5/22/22 (a)(b)	1,112
5,000,000	Capital One Bank USA NA, 2.30%, 6/05/19	4,984
2,065,000	Capital One Financial Corp., (3 mo. LIBOR USD + 0.950%) 2.49%, 3/09/22 (a)	2,085
2,195,000	Citibank NA, (3 mo. LIBOR USD + 0.340%) 1.97%, 3/20/19 (a)	2,199
2,000,000	Citigroup Inc., (3 mo. LIBOR USD + 0.930%) 2.45%, 6/07/19 (a)	2,017
860,000	Citigroup Inc., (3 mo. LIBOR USD + 0.790%) 2.50%, 1/10/20 (a)	867
1,580,000	Citigroup Inc., (3 mo. LIBOR USD + 1.070%) 2.59%, 12/08/21 (a)	1,610
1,990,000	Citigroup Inc., (3 mo. LIBOR USD + 0.960%) 2.71%, 4/25/22 (a)	2,023
1,345,000	Citizens Bank NA/Providence RI, (3 mo. LIBOR USD + 0.540%) 2.03%, 3/02/20 (a)	1,349
4,230,000	Citizens Bank NA/Providence RI, (3 mo. LIBOR USD + 0.570%) 2.03%, 5/26/20 (a)	4,247
310,000	Citizens Bank NA/Providence RI, 2.30%, 12/03/18	310
2,000,000	Commonwealth Bank of Australia 144A, (3 mo. LIBOR USD + 0.400%) 2.00%, 9/18/20 (a)(b)	2,008
790,000	Commonwealth Bank of Australia/New York NY, 1.75%, 11/02/18	788
4,320,000	Credit Agricole SA/London 144A, 2.50%, 4/15/19 (b)	4,326
1,800,000	Credit Agricole SA/London 144A, (3 mo. LIBOR USD + 0.970%) 2.51%, 6/10/20 (a)(b)	1,830
1,090,000	Credit Agricole SA/London 144A, (3 mo. LIBOR USD + 0.800%) 2.52%, 4/15/19 (a)(b)	1,098

3 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,965,000	Danske Bank A/S 144A, (3 mo. LIBOR USD + 0.510%) 2.00%, 3/02/20 (a)(b)	$1,974
1,900,000	DBS Group Holdings Ltd. 144A, (3 mo. LIBOR USD + 0.490%) 2.01%, 6/08/20 (a)(b)	1,906
3,080,000	Deutsche Bank AG/New York NY, (3 mo. LIBOR USD + 0.820%) 2.56%, 1/22/21 (a)	3,082
8,000,000	Dexia Credit Local SA 144A, (3 mo. LIBOR USD + 0.320%) 1.81%, 9/04/20 (a)(b)	8,013
2,585,000	DNB Bank ASA 144A, (3 mo. LIBOR USD + 0.370%) 2.06%, 10/02/20 (a)(b)	2,593
3,800,000	Federation des Caisses Desjardins du Quebec 144A, (3 mo. LIBOR USD + 0.330%) 2.10%, 10/30/20 (a)(b)	3,805
2,665,000	Fifth Third Bank/Cincinnati OH, (3 mo. LIBOR USD + 0.250%) 2.02%, 10/30/20 (a)	2,667
2,616,000	Fifth Third Bank/Cincinnati OH, 2.15%, 8/20/18	2,619
1,870,000	Fifth Third Bank/Cincinnati OH, (3 mo. LIBOR USD + 0.590%) 2.26%, 9/27/19 (a)	1,880
540,000	Fifth Third Bank/Cincinnati OH, 2.30%, 3/15/19	540
980,000	FS Investment Corp., 4.25%, 1/15/20	992
900,000	Goldman Sachs Group Inc., 1.95%, 7/23/19	892
2,035,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD + 0.730%) 2.40%, 12/27/20 (a)	2,047
1,325,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD + 1.170%) 2.59%, 11/15/21 (a)	1,347
1,590,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD + 1.040%) 2.79%, 4/25/19 (a)	1,604
2,850,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD + 1.110%) 2.86%, 4/26/22 (a)	2,899
620,000	HSBC USA Inc., (3 mo. LIBOR USD + 0.880%) 2.55%, 9/24/18 (a)	623
1,315,000	Huntington National Bank, (3 mo. LIBOR USD + 0.510%) 2.05%, 3/10/20 (a)	1,322
480,000	Huntington National Bank, 2.20%, 11/06/18	480
770,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 2/01/22	793
1,895,000	Industrial & Commercial Bank of China
	Ltd./New York, (3 mo. LIBOR USD + 0.750%) 2.15%, 11/08/20 (a)	1,895
1,320,000	ING Bank NV 144A, 2.00%, 11/26/18 (b)	1,317
755,000	ING Groep NV, (3 mo. LIBOR USD + 1.150%) 2.84%, 3/29/22 (a)	771
1,000,000	International Lease Finance Corp., 3.88%, 4/15/18	1,004
3,185,000	International Lease Finance Corp., 6.25%, 5/15/19	3,328
2,700,000	Intesa Sanpaolo SpA/New York NY, 2.39%, 1/07/19	2,699
440,000	iStar Inc., 4.63%, 9/15/20	447
2,100,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.550%) 2.09%, 3/09/21 (a)	2,113
2,505,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.680%) 2.16%, 6/01/21 (a)	2,525
1,600,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.955%) 2.70%, 1/23/20 (a)	1,624

Principal or Shares	Security Description	Value (000)

640,000	KeyBank NA/Cleveland OH, 2.35%, 3/08/19	$640
1,920,000	Kreditanstalt fuer Wiederaufbau, 1.00%, 7/15/19	1,888
3,875,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.020%) 2.49%, 11/28/23 (a)(b)	3,916
1,250,000	Macquarie Group Ltd. 144A, 3.00%, 12/03/18 (b)	1,257
2,425,000	Metropolitan Life Global Funding I 144A, (3 mo. LIBOR USD + 0.230%) 1.94%, 1/08/21 (a)(b)	2,425
550,000	Metropolitan Life Global Funding I 144A,
	1.95%, 12/03/18 (b)	549
520,000	Mitsubishi UFJ Financial Group Inc., (3 mo.
	LIBOR USD + 0.920%) 2.37%, 2/22/22 (a)	526
1,700,000	Mizuho Financial Group Inc., (3 mo. LIBOR
	USD + 0.940%) 2.41%, 2/28/22 (a)	1,721
2,460,000	Mizuho Securities USA LLC 144A, (3 mo.
	LIBOR USD + 0.650%) 2.34%, 6/28/19 (a)(b)	2,461
1,145,000	Morgan Stanley, (3 mo. LIBOR USD + 0.800%) 2.21%, 2/14/20 (a)	1,151
940,000	Morgan Stanley, 2.45%, 2/01/19	942
1,570,000	Morgan Stanley, (3 mo. LIBOR USD + 0.740%) 2.48%, 7/23/19 (a)	1,581
2,605,000	Morgan Stanley, (3 mo. LIBOR USD + 0.930%) 2.67%, 7/22/22 (a)	2,640
1,925,000	Morgan Stanley, (3 mo. LIBOR USD + 1.180%) 2.92%, 1/20/22 (a)	1,962
670,000	Morgan Stanley, (3 mo. LIBOR USD + 1.280%) 3.03%, 4/25/18 (a)	672
620,000	Morgan Stanley, 6.63%, 4/01/18	625
750,000	National Australia Bank Ltd. 144A, (3 mo.
	LIBOR USD + 0.510%) 1.96%, 5/22/20 (a)(b)	754
3,500,000	National Australia Bank Ltd. 144A, (3 mo.
	LIBOR USD + 1.000%) 2.71%, 7/12/21 (a)(b)	3,580
2,080,000	Nederlandse Waterschapsbank NV 144A,
	0.88%, 7/13/18 (b)	2,071
930,000	New York Life Global Funding 144A,
	1.55%, 11/02/18 (b)	926
1,070,000	Nordea Bank AB 144A, (3 mo. LIBOR USD
	+ 0.840%) 2.44%, 9/17/18 (a)(b)	1,075
3,755,000	Regions Bank/Birmingham AL, (3 mo. LIBOR
	USD + 0.380%) 2.04%, 4/01/21 (a)	3,761
640,000	Reliance Standard Life Global Funding II 144A, 2.15%, 10/15/18 (b)	640
1,920,000	Royal Bank of Canada, 1.63%, 4/15/19	1,904
3,145,000	Royal Bank of Scotland Group PLC, (3 mo.
	LIBOR USD + 1.470%) 2.89%, 5/15/23 (a)	3,227
3,350,000	Santander UK PLC, (3 mo. LIBOR USD
	+ 0.300%) 2.09%, 11/03/20 (a)	3,349
595,000	Santander UK PLC, 2.50%, 3/14/19	595
1,155,000	SLM Corp., 5.13%, 4/05/22	1,195
1,120,000	Standard Chartered PLC 144A, (3 mo. LIBOR
	USD + 1.130%) 2.57%, 8/19/19 (a)(b)	1,134
690,000	Starwood Property Trust Inc. 144A,
	3.63%, 2/01/21 (b)	693

4

Principal or Shares	Security Description	Value (000)

985,000	Sumitomo Mitsui Banking Corp., (3 mo. LIBOR USD + 0.350%) 2.08%, 1/17/20 (a)	$986
5,850,000	Sumitomo Mitsui Banking Corp.,
	2.45%, 1/10/19	5,861
3,902,000	Sumitomo Mitsui Financial Group Inc., (3 mo.
	LIBOR USD + 0.740%) 2.47%, 10/18/22 (a)	3,913
1,845,000	Sumitomo Mitsui Trust Bank Ltd. 144A, (3 mo. LIBOR USD + 0.510%) 2.02%, 3/06/19 (a)(b)	1,848
1,270,000	Sumitomo Mitsui Trust Bank Ltd. 144A,
	2.05%, 3/06/19 (b)	1,265
1,675,000	Sumitomo Mitsui Trust Bank Ltd. 144A, (3 mo. LIBOR USD + 0.440%) 2.05%, 9/19/19 (a)(b)	1,678
1,420,000	Svensk Exportkredit AB, 1.25%, 4/12/19	1,405
490,000	Synchrony Financial, 2.60%, 1/15/19	491
1,615,000	Toronto-Dominion Bank, 1.95%, 1/22/19	1,612
500,000	Toronto-Dominion Bank, (3 mo. LIBOR USD
	+ 0.650%) 2.06%, 8/13/19 (a)	504
2,110,000	UBS AG/London 144A, (3 mo. LIBOR USD
	+ 0.480%) 1.96%, 12/01/20 (a)(b)	2,115
2,320,000	UBS AG/London 144A, (3 mo. LIBOR USD
	+ 0.580%) 2.10%, 6/08/20 (a)(b)	2,332
5,375,000	Wells Fargo & Co., (3 mo. LIBOR USD
	+ 0.930%) 2.34%, 2/11/22 (a)	5,461
3,750,000	Wells Fargo Bank NA, (3 mo. LIBOR USD
	+ 0.310%) 2.05%, 1/15/21 (a)	3,759
2,105,000	Westpac Banking Corp., (3 mo. LIBOR USD
	+ 0.430%) 1.94%, 3/06/20 (a)	2,113
990,000	Westpac Banking Corp., (3 mo. LIBOR USD
	+ 0.560%) 2.00%, 8/19/19 (a)	995
2,710,000	Westpac Banking Corp., (3 mo. LIBOR USD
	+ 0.340%) 2.09%, 1/25/21 (a)	2,713
2,020,000	Westpac Banking Corp., (3 mo. LIBOR USD
	+ 0.850%) 2.29%, 8/19/21 (a)	2,052

		263,453

Industrial (18%)
2,330,000	AbbVie Inc., 1.80%, 5/14/18	2,330
1,350,000	Aetna Inc., 1.70%, 6/07/18	1,349
1,000,000	Air Canada 2013-1 Class C Pass Through Trust 144A, 6.63%, 5/15/18 (b)	1,014
1,570,000	Alimentation Couche-Tard Inc. 144A, (3 mo. LIBOR USD + 0.500%) 2.07%, 12/13/19 (a)(b)	1,571
920,000	Allergan Funding SCS, (3 mo. LIBOR USD
	+ 1.080%) 2.63%, 3/12/18 (a)	921
900,000	American Honda Finance Corp., 1.20%, 7/12/19	886
1,160,000	Amgen Inc., (3 mo. LIBOR USD + 0.450%)
	1.86%, 5/11/20 (a)	1,165
460,000	Anheuser-Busch InBev Finance Inc.,
	1.90%, 2/01/19	458
2,000,000	Anthem Inc., 2.25%, 8/15/19	1,994
280,000	Apple Inc., 1.30%, 2/23/18	280
500,000	APRR SA, (3 mo. EURIBOR + 0.750%)
	0.42%, 3/31/19 EUR (a)(e)	626
1,200,000	Asciano Finance Ltd. 144A, 5.00%, 4/07/18 (b)	1,206
1,500,000	AT&T Inc., 2.30%, 3/11/19	1,500
400,000	AutoZone Inc., 1.63%, 4/21/19	396
3,080,000	BAT Capital Corp. 144A, (3 mo. LIBOR USD
	+ 0.590%) 2.00%, 8/14/20 (a)(b)	3,100

Principal or Shares	Security Description	Value (000)

770,000	Baxalta Inc., (3 mo. LIBOR USD + 0.780%)
	2.44%, 6/22/18 (a)	$772
3,135,000	Becton Dickinson and Co., (3 mo. LIBOR USD + 1.030%) 2.54%, 6/06/22 (a)	3,169
620,000	BMW U.S. Capital LLC 144A,
	1.50%, 4/11/19 (b)	614
1,850,000	Bristol-Myers Squibb Co., 1.60%, 2/27/19	1,839
2,245,000	Broadcom Corp. / Broadcom Cayman Finance
	Ltd. 144A, 2.38%, 1/15/20 (b)	2,223
1,145,000	Cardinal Health Inc., 1.95%, 6/14/19	1,136
1,645,000	Caterpillar Financial Services Corp., (3 mo.
	LIBOR USD + 0.280%) 1.94%, 3/22/19 (a)	1,649
1,465,000	Caterpillar Financial Services Corp., (3 mo.
	LIBOR USD + 0.510%) 2.22%, 1/10/20 (a)	1,476
3,020,000	Central Nippon Expressway Co. Ltd.,
	2.17%, 8/05/19	3,002
545,000	Cisco Systems Inc., 1.40%, 2/28/18	545
3,545,000	Conagra Brands Inc., (3 mo. LIBOR USD
	+ 0.500%) 2.20%, 10/09/20 (a)	3,552
1,580,000	Constellation Brands Inc., 2.00%, 11/07/19	1,565
1,840,000	CVS Health Corp., 1.90%, 7/20/18	1,839
1,330,000	Daimler Finance North America LLC 144A,
	1.50%, 7/05/19 (b)	1,312
1,460,000	Daimler Finance North America LLC 144A, (3
	mo. LIBOR USD + 0.530%)
	2.32%, 5/05/20 (a)(b)	1,468
4,500,000	Daimler Finance North America LLC 144A, (3
	mo. LIBOR USD + 0.620%)
	2.39%, 10/30/19 (a)(b)	4,531
200,000	Dell International LLC / EMC Corp. 144A,
	5.88%, 6/15/21 (b)	208
2,430,000	Delta Air Lines Inc., 2.60%, 12/04/20	2,411
1,425,000	Deutsche Telekom International Finance BV
	144A, (3 mo. LIBOR USD + 0.580%)
	2.31%, 1/17/20 (a)(b)	1,429
3,085,000	DXC Technology Co., (3 mo. LIBOR USD
	+ 0.950%) 2.43%, 3/01/21 (a)	3,096
400,000	eBay Inc., 2.50%, 3/09/18	400
1,395,000	EI du Pont de Nemours & Co., (3 mo. LIBOR
	USD + 0.530%) 2.30%, 5/01/20 (a)	1,406
3,745,000	Express Scripts Holding Co., (3 mo. LIBOR USD + 0.750%) 2.23%, 11/30/20 (a)	3,748
1,240,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 0.830%) 2.24%, 8/12/19 (a)	1,249
535,000	Ford Motor Credit Co. LLC, 2.26%, 3/28/19	533
1,445,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 0.790%) 2.34%, 6/12/20 (a)	1,457
1,460,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 0.830%) 2.38%, 3/12/19 (a)	1,467
890,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 1.270%) 2.96%, 3/28/22 (a)	905
1,235,000	General Motors Co., (3 mo. LIBOR USD
	+ 0.800%) 2.19%, 8/07/20 (a)	1,244
1,700,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 0.540%) 1.93%, 11/06/20 (a)	1,700

5 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,995,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 0.930%) 2.65%, 4/13/20 (a)	$2,015
1,190,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.450%) 2.85%, 5/09/19 (a)	1,206
3,025,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.310%) 3.00%, 6/30/22 (a)	3,084
1,275,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.550%) 3.27%, 1/14/22 (a)	1,314
4,000,000	Gilead Sciences Inc., 1.85%, 9/04/18	3,997
3,240,000	Gilead Sciences Inc., (3 mo. LIBOR USD
	+ 0.250%) 1.88%, 9/20/19 (a)	3,247
1,270,000	Glencore Funding LLC 144A, (3 mo. LIBOR
	USD + 1.360%) 3.08%, 1/15/19 (a)(b)	1,281
1,050,000	Harley-Davidson Financial Services Inc. 144A, (3 mo. LIBOR USD + 0.350%)
	1.87%, 3/08/19 (a)(b)	1,051
1,288,000	Heathrow Funding Ltd., 6.25%, 9/10/18 GBP (e)	1,887
1,635,000	Hewlett Packard Enterprise Co. 144A,
	2.10%, 10/04/19 (b)	1,617
710,000	Hyundai Capital Services Inc. 144A,
	1.63%, 8/30/19 (b)	695
720,000	Imperial Brands Finance PLC 144A,
	2.05%, 7/20/18 (b)	720
700,000	John Deere Capital Corp., 1.95%, 1/08/19	699
3,080,000	Kraft Heinz Foods Co., (3 mo. LIBOR USD
	+ 0.420%) 1.82%, 8/09/19 (a)	3,086
1,745,000	Lennar Corp. 144A, 2.95%, 11/29/20 (b)	1,732
840,000	Lennar Corp., 4.13%, 1/15/22	853
176,000	Lockheed Martin Corp., 1.85%, 11/23/18	176
795,000	Martin Marietta Materials Inc., (3 mo. LIBOR
	USD + 0.650%) 2.10%, 5/22/20 (a)	798
3,585,000	Martin Marietta Materials Inc., (3 mo. LIBOR
	USD + 0.500%) 2.13%, 12/20/19 (a)	3,599
1,020,000	Molson Coors Brewing Co., 1.90%, 3/15/19	1,014
850,000	Mylan NV, 2.50%, 6/07/19	847
3,045,000	NBCUniversal Enterprise Inc. 144A, (3 mo.
	LIBOR USD + 0.400%) 2.09%, 4/01/21 (a)(b)	3,072
750,000	NBCUniversal Enterprise Inc. 144A, (3 mo.
	LIBOR USD + 0.685%) 2.41%, 4/15/18 (a)(b)	751
1,915,000	Nissan Motor Acceptance Corp. 144A,
	2.00%, 3/08/19 (b)	1,907
1,985,000	Nissan Motor Acceptance Corp. 144A, (3 mo.
	LIBOR USD + 0.390%) 2.08%, 9/28/20 (a)(b)	1,989
1,250,000	Nokia OYJ, 3.38%, 6/12/22	1,225
330,000	Philip Morris International Inc., 1.38%, 2/25/19	327
2,080,000	Philip Morris International Inc., 1.63%, 2/21/19	2,067
335,000	Pitney Bowes Inc., 3.63%, 9/15/20	335
960,000	QUALCOMM Inc., 1.85%, 5/20/19	954
1,086,000	Rockwell Collins Inc., 1.95%, 7/15/19	1,078
660,000	Seagate HDD Cayman, 3.75%, 11/15/18	668
3,315,000	Shire Acquisitions Investments Ireland DAC,
	1.90%, 9/23/19	3,273
960,000	Smithfield Foods Inc. 144A, 2.65%, 10/03/21 (b)	931
450,000	Smithfield Foods Inc. 144A, 2.70%, 1/31/20 (b)	447
768,750	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (b)	774

Principal or Shares	Security Description	Value (000)

690,000	Stanley Black & Decker Inc., 2.45%, 11/17/18	$692
1,120,000	Teva Pharmaceutical Finance Netherlands III BV, 1.40%, 7/20/18	1,114
700,000	Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	684
2,200,000	Tyson Foods Inc., (3 mo. LIBOR USD + 0.450%) 1.89%, 8/21/20 (a)	2,207
460,000	Tyson Foods Inc., (3 mo. LIBOR USD + 0.450%) 1.93%, 5/30/19 (a)	461
535,000	Tyson Foods Inc., (3 mo. LIBOR USD + 0.550%) 2.04%, 6/02/20 (a)	539
405,000	United Continental Holdings Inc.,
	6.38%, 6/01/18	410
3,695,000	Verizon Communications Inc., (3 mo. LIBOR
	USD + 0.550%) 2.00%, 5/22/20 (a)	3,717
1,235,000	Verizon Communications Inc., (3 mo. LIBOR
	USD + 1.000%) 2.60%, 3/16/22 (a)	1,261
1,283,000	Vulcan Materials Co., (3 mo. LIBOR USD
	+ 0.600%) 2.19%, 6/15/20 (a)	1,284

		137,826

Utility (7%)
1,170,000	BP Capital Markets PLC, 1.67%, 2/13/18	1,170
4,000,000	BP Capital Markets PLC, 2.24%, 9/26/18	4,006
500,000	BP Capital Markets PLC, 2.32%, 2/13/20	499
2,670,000	Cenovus Energy Inc., 5.70%, 10/15/19	2,792
1,695,000	Cheniere Corpus Christi Holdings LLC,
	5.88%, 3/31/25	1,830
835,000	Cheniere Energy Partners LP 144A,
	5.25%, 10/01/25 (b)	853
1,350,000	Dominion Energy Inc. 144A, 1.50%, 9/30/18 (b)	1,346
915,000	Dominion Energy Inc. 144A, (3 mo. LIBOR
	USD + 0.550%) 2.03%, 6/01/19 (a)(b)	918
675,000	Dominion Energy Inc., 2.58%, 7/01/20	670
290,000	Dominion Energy Inc., 2.96%, 7/01/19	292
2,870,000	EQT Corp., (3 mo. LIBOR USD + 0.770%)
	2.46%, 10/01/20 (a)	2,879
960,000	Exxon Mobil Corp., 1.44%, 3/01/18	960
2,040,000	Florida Power & Light Co., (3 mo. LIBOR USD + 0.280%) 1.67%, 11/06/20 (a)	2,040
1,395,000	Kinder Morgan Inc./DE, (3 mo. LIBOR USD
	+ 1.280%) 3.00%, 1/15/23 (a)	1,417
2,595,000	Nabors Industries Inc., 4.63%, 9/15/21	2,550
300,000	NextEra Energy Capital Holdings Inc.,
	1.65%, 9/01/18	299
930,000	Noble Holding International Ltd.,
	7.75%, 1/15/24 (f)	867
830,000	Oasis Petroleum Inc., 6.88%, 1/15/23	858
3,500,000	ONEOK Partners LP, 3.20%, 9/15/18	3,518
1,115,000	Phillips 66 144A, (3 mo. LIBOR USD
	+ 0.650%) 2.37%, 4/15/19 (a)(b)	1,116
3,040,000	Progress Energy Inc., 7.05%, 3/15/19	3,194
2,230,000	QEP Resources Inc., 6.88%, 3/01/21	2,420
3,990,000	Sempra Energy, (3 mo. LIBOR USD + 0.450%) 2.04%, 3/15/21 (a)	3,999
1,400,000	Sempra Energy, (3 mo. LIBOR USD + 0.500%) 2.21%, 1/15/21 (a)	1,403
1,420,000	Shell International Finance BV, 1.38%, 5/10/19	1,404

6

Principal or Shares	Security Description	Value (000)

1,790,000	Southern Co., 1.55%, 7/01/18	$1,787
3,025,000	Southern Co. 144A, (3 mo. LIBOR USD
	+ 0.700%) 2.39%, 9/30/20 (a)(b)	3,043
700,000	Statoil ASA, (3 mo. LIBOR USD + 0.460%)
	1.86%, 11/08/18 (a)	702
450,000	TECO Finance Inc., (3 mo. LIBOR USD
	+ 0.600%) 2.31%, 4/10/18 (a)	450
3,605,000	WGL Holdings Inc., (3 mo. LIBOR USD
	+ 0.400%) 1.88%, 11/29/19 (a)	3,608
1,745,000	Whiting Petroleum Corp., 5.75%, 3/15/21 (f)	1,810

		54,700

Total Corporate Bond (Cost - $454,466)		455,979

FDIC Guaranteed (0%)
1,192,006	FDIC Structured Sale Guaranteed Notes 144A, (1 mo. LIBOR USD + 0.720%) 2.28%, 12/04/20 (a)(b) (Cost - $1,192)	1,200

Foreign Government (3%)
3,685,000	Abu Dhabi Government International Bond
	144A, 6.75%, 4/08/19 (b)	3,874
950,000	Japan Bank for International Cooperation, (3 mo. LIBOR USD + 0.480%) 1.96%, 6/01/20 (a)	955
2,670,000	Japan Bank for International Cooperation/Japan, (3 mo. LIBOR USD + 0.570%) 2.03%, 2/24/20 (a)	2,688
5,010,000	Municipality Finance PLC 144A, (3 mo. LIBOR USD + 0.170%) 1.56%, 2/07/20 (a)(b)	5,024
1,600,000	Province of New Brunswick Canada, (3 mo.
	CDOR CAD + 0.130%) 1.81%, 8/01/19
	CAD (a)(e)	1,308
3,610,000	Province of New Brunswick Canada,
	2.75%, 6/15/18	3,621
1,010,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	1,151
1,470,000	Vietnam Government International Bond 144A, 6.75%, 1/29/20 (b)	1,571

Total Foreign Government (Cost - $20,343)		20,192

Mortgage Backed (8%)
4,217,091	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 0.550%) 2.11%, 1/25/30 (a)	4,222
5,691,182	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 0.650%) 2.21%, 5/25/30 (a)	5,708
285,704	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 0.950%) 2.51%, 5/25/24 (a)	287
3,344,923	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 0.950%)
	2.51%, 10/25/29 (a)	3,372
3,901,366	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 1.150%) 2.71%, 9/25/29 (a)	3,934
1,173,803	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 1.300%) 2.86%, 5/25/29 (a)	1,180
1,771,883	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 1.300%) 2.86%, 7/25/29 (a)	1,789

Principal or Shares	Security Description	Value (000)

555,230	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 1.350%) 2.91%, 1/25/29 (a)	$558
536,710	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 1.600%) 3.16%, 1/25/24 (a)	541
187,647	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.000%) 3.56%, 10/25/23 (a)	189
419,346	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 2.150%) 3.71%, 9/25/28 (a)	423
694,112	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.200%) 3.76%, 10/25/28 (a)	700
513,557	FN 906140 ARM, (12 mo. LIBOR USD
	+ 1.672%) 3.42%, 1/01/37 (a)	537
6,970,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 0.450%) 2.01%, 7/25/30 (a)	6,969
3,163,497	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 0.750%)
	2.31%, 3/25/30 (a)	3,184
1,840,497	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.200%)
	2.76%, 7/25/29 (a)	1,863
5,013,344	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.200%)
	2.76%, 8/25/29 (a)	5,063
4,166,340	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.200%)
	2.76%, 10/25/29 (a)	4,231
16,878	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.450%)
	3.01%, 11/25/23 (a)	17
85,616	GNR 2002-48 FT, (1 mo. LIBOR USD
	+ 0.200%) 1.76%, 12/16/26 (a)	86
841,227	Gosforth Funding 2016-1 PLC 144A, (3 mo.
	LIBOR GBP + 0.600%) 1.13%, 2/15/58
	GBP (a)(b)(e)	1,198
2,649,226	Gosforth Funding 2017-1 PLC 144A, (3 mo.
	LIBOR USD + 0.470%) 2.08%, 12/19/59 (a)(b)	2,654
337,204	Harborview Mortgage Loan Trust,
	3.71%, 1/19/35 (g)	337
2,610,000	Holmes Master Issuer PLC 144A, (3 mo. LIBOR USD + 1.750%) 3.47%, 10/15/54 (a)(b)	2,638
803,520	JP Morgan Seasoned Mortgage Trust 2014-1
	144A, (1 mo. LIBOR USD + 0.500%)
	2.06%, 5/25/33 (a)(b)	800
2,010,000	Lanark Master Issuer PLC 144A, (3 mo. LIBOR USD + 0.420%) 2.24%, 12/22/69 (a)(b)	2,010
17,614	MASTR Asset Securitization Trust,
	5.00%, 7/25/19	18
5,106,273	New Residential Mortgage Loan Trust 2017-5
	144A, (1 mo. LIBOR USD + 1.500%)
	3.06%, 6/25/57 (a)(b)	5,269
2,210,183	Ripon Mortgages PLC 144A, (3 mo. LIBOR
	GBP + 0.800%) 1.33%, 8/20/56 GBP (a)(b)(e)	3,163
318,881	Sequoia Mortgage Trust, 1.45%, 2/25/43 (g)	309
514,025	Sequoia Mortgage Trust, 1.55%, 4/25/43 (g)	500

7 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
83,928	Sequoia Mortgage Trust, (1 mo. LIBOR USD + 0.800%) 2.36%, 10/20/27 (a)	$ 82
62,306	Sequoia Mortgage Trust, 2.87%, 1/25/42 (g)	63
2,116,200	Sequoia Mortgage Trust 2017-CH2 144A, 4.00%, 12/25/47 (b)(g)	2,160
158,996	Structured Adjustable Rate Mortgage Loan Trust, 3.36%, 9/25/34 (g)	159
7,848	Structured Asset Mortgage Investments Inc., 3.97%, 7/25/32 (g)	8
698,948	Towd Point Mortgage Funding 2016-Granite1 PLC 144A, (3 mo. LIBOR GBP + 1.180%) 1.70%, 7/20/46 GBP (a)(b)(e)	1,000

Total Mortgage Backed (Cost - $66,533)		67,221

Municipal (0%)
1,000,000	New York State Housing Finance Agency,
	1.55%, 5/01/50 (g)	1,000
2,000,000	University of California, 1.47%, 7/01/41 (g)	2,000

Total Municipal (Cost - $3,000)		3,000

NCUA Guaranteed (0%)
349,068	NCUA Guaranteed Notes Trust 2010-R1, (1 mo. LIBOR USD + 0.450%) 2.01%, 10/07/20 (a)	350
1,269,780	NCUA Guaranteed Notes Trust 2010-R3, (1 mo. LIBOR USD + 0.560%) 2.12%, 12/08/20 (a)	1,277
330,065	NCUA Guaranteed Notes Trust 2011-R1, (1 mo. LIBOR USD + 0.450%) 2.01%, 1/08/20 (a)	331
25,568	NCUA Guaranteed Notes Trust 2011-R2, (1 mo. LIBOR USD + 0.400%) 1.95%, 2/06/20 (a)	26

Total NCUA Guaranteed (Cost - $1,977)		1,984

U.S. Government Agency (1%)
7,000,000	FHLB Disc Note, 1.44%, 4/06/18 (d)
	(Cost - $6,983)	6,982

U.S. Treasury (11%)
1,015,000	U.S. Treasury Note, 1.00%, 11/30/18	1,008
19,075,000	U.S. Treasury Note, 1.25%, 12/31/18 (h)(i)	18,961
30,000,000	U.S. Treasury Note, (3 mo. US Treasury Bill Yield + 0.050%) 1.48%, 10/31/19 (a)	30,034
18,000,000	U.S. Treasury Note, (3 mo. US Treasury Bill Yield + 0.060%) 1.49%, 7/31/19 (a)	18,027
7,000,000	U.S. Treasury Note, (3 mo. US Treasury Bill Yield + 0.174%) 1.60%, 7/31/18 (a)	7,008
10,000,000	U.S. Treasury Note, (3 mo. US Treasury Bill Yield + 0.170%) 1.60%, 10/31/18 (a)	10,016

Total U.S. Treasury (Cost - $85,109)		85,054

Investment Company (2%)
14,622,766	Payden Cash Reserves Money Market Fund *
	(Cost - $14,623)	14,623

Total Investments (Cost - $800,966) (102%)		802,967
Liabilities in excess of Other Assets (-2%)		(16,836)

Net Assets (100%)		$786,131

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2018.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2018. The stated maturity is subject to prepayments.
(d)	Yield to maturity at time of purchase.
(e)	Principal in foreign currency.
(f)	All or a portion of these securities are on loan. At January 31, 2018, the total market value of the Fund’s securities on loan is $1,567 and the total market value of the collateral held by the Fund is $1,602. Amounts in 000s.
(g)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(h)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(i)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

8

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency sold (000)		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Liabilities:
USD 2,248	EUR	1,858	Citibank N.A.	02/08/2018	$(60)
USD 7,045	GBP	5,195	HSBC Bank USA, N.A.	02/08/2018	(333)
USD 1,288	CAD	1,610	Royal Bank of Canada	02/08/2018	(21)

					(414)

Net Unrealized Appreciation (Depreciation)					$(414)

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Depreciation (000s)
Protection Bought (Relevant Credit: Markit CDX, North America Investment Grade Series 29 Index), Pay 1% Quarterly, Receive upon credit default	12/20/2022	$(20,844)	$(503)	$(465)	$(38)

9 Payden Mutual Funds

Schedule of Investments - January 31, 2018 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (12%)
7,500,000	Allegro CLO III Ltd. 144A, (3 mo. LIBOR USD + 0.840%) 2.59%, 7/25/27 (a)(b)	$7,500
9,500,000	Ally Auto Receivables Trust 2017-4, 1.75%, 12/15/21	9,400
2,390,000	AmeriCredit Automobile Receivables Trust 2016-2, 2.21%, 5/10/21	2,387
650,000	AmeriCredit Automobile Receivables Trust 2016-2, 2.87%, 11/08/21	654
2,480,000	AmeriCredit Automobile Receivables Trust 2017-2, 1.98%, 12/20/21	2,463
1,900,000	Babson CLO Ltd. 144A, (3 mo. LIBOR USD + 2.850%) 4.59%, 4/20/27 (a)(b)	1,904
2,000,000	Babson CLO Ltd. 2013-I 144A, (3 mo. LIBOR USD + 0.800%) 2.54%, 1/20/28 (a)(b)	2,000
3,120,000	BlueMountain CLO 2013-4 Ltd. 144A, (3 mo.
	LIBOR USD + 1.010%) 2.73%, 4/15/25 (a)(b)	3,123
7,140,000	BlueMountain CLO 2014-4 Ltd. 144A, (3 mo. LIBOR USD + 1.350%) 2.82%, 11/30/26 (a)(b)	7,144
450,000	Capital Auto Receivables Asset Trust 2016-2, 2.11%, 3/22/21	447
1,870,000	Capital Auto Receivables Asset Trust 2017-1
	144A, 2.02%, 8/20/21 (b)	1,855
4,236,243	Cent CLO LP 144A, (3 mo. LIBOR USD
	+ 1.120%) 2.86%, 7/23/25 (a)(b)	4,250
6,550,000	Chesapeake Funding II LLC 144A,
	1.91%, 8/15/29 (b)	6,505
4,890,000	Chesapeake Funding II LLC 144A,
	2.12%, 11/15/29 (b)	4,861
750,000	CIFC Funding 2014-II Ltd. 144A, (3 mo. LIBOR USD + 1.200%) 2.65%, 5/24/26 (a)(b)	750
2,300,000	CIFC Funding 2014-V Ltd. 144A, (3 mo. LIBOR USD + 1.400%) 3.13%, 1/17/27 (a)(b)	2,303
1,999,374	Colony American Homes 2014-1 144A, (1 mo. LIBOR USD + 1.150%) 2.71%, 5/17/31 (a)(b)	2,005
1,519,311	Colony American Homes 2014-2 144A, (1 mo. LIBOR USD + 0.950%) 2.51%, 7/17/31 (a)(b)	1,523
9,932,402	Colony Starwood Homes 2016-2 Trust 144A, (1 mo. LIBOR USD + 1.250%)
	2.81%, 12/17/33 (a)(b)	9,996
1,630,000	Drive Auto Receivables Trust 2016-B 144A,
	3.19%, 7/15/22 (b)	1,640
600,000	Dryden 31 Senior Loan Fund 144A, (3 mo.
	LIBOR USD + 1.080%) 2.81%, 4/18/26 (a)(b)	601
1,300,000	Dryden XXXI Senior Loan Fund 144A, (3 mo.
	LIBOR USD + 1.500%) 3.23%, 4/18/26 (a)(b)	1,301
2,520,000	Enterprise Fleet Financing LLC 144A,
	1.97%, 1/20/23 (b)	2,510
2,990,000	Enterprise Fleet Financing LLC 144A,
	2.13%, 5/22/23 (b)	2,976
4,300,000	Flatiron CLO 2014-1 Ltd. 144A, (3 mo. LIBOR USD + 1.600%) 3.33%, 7/17/26 (a)(b)	4,317
2,130,000	GM Financial Automobile Leasing Trust 2016-1, 3.24%, 3/20/20	2,142
255,855	GSAMP Trust 2004-SEA2, (1 mo. LIBOR USD + 0.650%) 2.21%, 3/25/34 (a)	257

Principal or Shares	Security Description	Value (000)

1,810,000	Hyundai Auto Receivables Trust 2016-B,
	2.68%, 9/15/23	$ 1,783
4,240,000	Invitation Homes 2018-SFR1 Trust 144A, (1
	mo. LIBOR USD + 0.700%)
	2.27%, 3/17/37 (a)(b)	4,240
354,343	L.A. Arena Funding LLC 144A,
	7.66%, 12/15/26 (b)	378
4,280,000	Madison Park Funding XIV Ltd. 144A, (3 mo.
	LIBOR USD + 1.550%) 3.29%, 7/20/26 (a)(b)	4,284
2,723,956	MVW Owner Trust 2017-1 144A,
	2.42%, 12/20/34 (b)	2,676
3,340,000	Octagon Investment Partners XXIII Ltd. 144A,
	(3 mo. LIBOR USD + 2.000%)
	3.72%, 7/15/27 (a)(b)	3,340
970,000	Santander Drive Auto Receivables Trust 2015-1, 3.24%, 4/15/21	978
1,070,000	Santander Drive Auto Receivables Trust 2015-2, 3.02%, 4/15/21	1,078
1,750,000	Santander Drive Auto Receivables Trust 2016-2, 2.66%, 11/15/21	1,752
1,292,965	Tryon Park CLO Ltd. 144A, (3 mo. LIBOR USD + 1.120%) 2.84%, 7/15/25 (a)(b)	1,294
4,215,000	Tryon Park CLO Ltd. 144A, (3 mo. LIBOR USD + 1.550%) 3.27%, 7/15/25 (a)(b)	4,219
1,160,000	Venture XVII CLO Ltd. 144A, (3 mo. LIBOR
	USD + 2.200%) 3.92%, 7/15/26 (a)(b)	1,166
7,500,000	Venture XXIV CLO Ltd. 144A, (3 mo. LIBOR
	USD + 1.420%) 3.16%, 10/20/28 (a)(b)	7,547
8,600,000	Verizon Owner Trust 2017-3 144A,
	2.06%, 4/20/22 (b)	8,524
464,567	VOLT XXV LLC 144A, 3.50%, 6/26/45 (b)	466
1,970,000	Westlake Automobile Receivables Trust 2016-2 144A, 2.30%, 11/15/19 (b)	1,971
980,000	Westlake Automobile Receivables Trust 2016-2 144A, 4.10%, 6/15/21 (b)	997
2,340,000	Westlake Automobile Receivables Trust 2017-1 144A, 2.70%, 10/17/22 (b)	2,343

Total Asset Backed (Cost - $136,055)		135,850

Bank Loans(c) (0%)
1,273,875	Dole Food Co. Inc. Term Loan B 1L, (LIBOR
	USD 1-Month + 2.750%) 4.73%, 4/06/24	1,280
444,939	VFH Parent LLC Term Loan B1 1L, (LIBOR
	USD 1-Month + 3.250%) 4.94%, 12/30/21	452

Total Bank Loans (Cost - $1,712)		1,732

Corporate Bond (54%)
Financial (29%)
7,370,000	ABN AMRO Bank NV 144A,
	2.10%, 1/18/19 (b)	7,359
1,955,000	AerCap Ireland Capital DAC / AerCap Global
	Aviation Trust, 3.50%, 5/26/22	1,968
1,200,000	AIA Group Ltd. 144A, 2.25%, 3/11/19 (b)	1,191
2,500,000	Air Lease Corp., 2.13%, 1/15/20	2,477
1,508,000	American Express Co., 2.20%, 10/30/20	1,488
1,065,000	American Express Credit Corp., 1.88%, 5/03/19	1,059
3,920,000	American Express Credit Corp., 2.20%, 3/03/20	3,892

10

Principal or Shares	Security Description	Value (000)

1,020,000	ANZ New Zealand International Ltd./London 144A, 2.20%, 7/17/20 (b)	$ 1,008
2,625,000	Ares Capital Corp., 3.63%, 1/19/22	2,606
1,455,000	Astoria Financial Corp., 3.50%, 6/08/20	1,461
2,265,000	Athene Global Funding 144A,
	2.75%, 4/20/20 (b)	2,261
3,420,000	Australia & New Zealand Banking Group
	Ltd./New York NY, 1.60%, 7/15/19	3,379
830,000	Banco de Credito del Peru/Panama 144A,
	2.25%, 10/25/19 (b)(d)	825
2,475,000	Banco del Estado de Chile 144A,
	2.67%, 1/08/21 (b)	2,483
3,450,000	Banco Santander Chile 144A,
	2.50%, 12/15/20 (b)	3,425
3,600,000	Banco Santander SA, 3.13%, 2/23/23	3,546
795,000	Bank of America Corp., 2.15%, 11/09/20	785
2,760,000	Bank of America Corp., (3 mo. LIBOR USD + 0.630%) 2.33%, 10/01/21 (a)	2,730
3,815,000	Bank of America Corp., (3 mo. LIBOR USD + 0.870%) 2.56%, 4/01/19 (a)	3,849
3,599,000	Bank of America Corp., 2.65%, 4/01/19	3,611
3,800,000	Bank of America Corp., (3 mo. LIBOR USD + 1.000%) 2.74%, 4/24/23 (a)	3,883
1,390,000	Banque Federative du Credit Mutuel SA 144A, 2.00%, 4/12/19 (b)	1,382
1,000,000	Banque Federative du Credit Mutuel SA 144A, 2.20%, 7/20/20 (b)	988
2,000,000	Banque Federative du Credit Mutuel SA 144A, 2.70%, 7/20/22 (b)	1,968
3,832,000	Barclays PLC, 2.75%, 11/08/19	3,834
2,495,000	Barclays PLC, 3.25%, 1/12/21	2,506
2,750,000	BNZ International Funding Ltd./London 144A, 2.40%, 2/21/20 (b)	2,735
5,360,000	BPCE SA, (3 mo. LIBOR USD + 0.880%) 2.36%, 5/31/22 (a)	5,439
1,885,000	BPCE SA 144A, (3 mo. LIBOR USD + 1.220%) 2.67%, 5/22/22 (a)(b)	1,922
3,270,000	Branch Banking & Trust Co., 1.45%, 5/10/19	3,233
5,300,000	Capital One Financial Corp., (3 mo. LIBOR USD + 0.950%) 2.49%, 3/09/22 (a)	5,352
4,455,000	Capital One NA, 2.35%, 1/31/20	4,420
970,000	CBOE Global Markets Inc., 1.95%, 6/28/19	961
3,115,000	Citibank NA, 1.85%, 9/18/19	3,085
4,600,000	Citibank NA, 2.00%, 3/20/19	4,585
1,650,000	Citigroup Inc., 2.05%, 6/07/19	1,641
4,235,000	Citigroup Inc., 2.45%, 1/10/20	4,224
1,020,000	Citizens Bank NA/Providence RI,
	2.20%, 5/26/20	1,008
1,510,000	Citizens Bank NA/Providence RI,
	2.25%, 3/02/20	1,497
730,000	Citizens Bank NA/Providence RI,
	2.30%, 12/03/18	731
1,425,000	Citizens Bank NA/Providence RI,
	2.45%, 12/04/19	1,419

Principal or Shares	Security Description	Value (000)

1,890,000	Commonwealth Bank of Australia/New York NY, 1.75%, 11/02/18	$ 1,884
1,900,000	Commonwealth Bank of Australia/New York NY, 2.05%, 3/15/19	1,892
1,420,000	Credit Agricole SA/London 144A, (3 mo. LIBOR USD + 0.800%) 2.52%, 4/15/19 (a)(b)	1,430
2,960,000	Credit Agricole SA/London 144A, 3.38%, 1/10/22 (b)	2,984
5,380,000	Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/20	5,382
2,340,000	Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20	2,354
1,715,000	Daiwa Securities Group Inc. 144A, 3.13%, 4/19/22 (b)	1,704
2,280,000	Danske Bank A/S 144A, 1.65%, 9/06/19 (b)	2,250
4,775,000	Deutsche Bank AG/New York NY, 3.15%, 1/22/21	4,771
4,725,000	Digital Realty Trust LP, 5.88%, 2/01/20	4,983
2,600,000	Discover Bank, 2.60%, 11/13/18	2,608
4,660,000	DNB Bank ASA 144A, 2.13%, 10/02/20 (b)	4,589
1,470,000	Enstar Group Ltd., 4.50%, 3/10/22	1,483
4,505,000	Federation des Caisses Desjardins du Quebec 144A, 2.25%, 10/30/20 (b)	4,452
870,000	Fifth Third Bank/Cincinnati OH, 2.20%, 10/30/20	859
1,200,000	Fifth Third Bank/Cincinnati OH,
	2.30%, 3/15/19	1,200
3,210,000	FMS Wertmanagement AoeR, 1.00%, 8/16/19	3,151
2,790,000	FS Investment Corp., 4.25%, 1/15/20	2,823
3,820,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD + 1.050%) 2.54%, 6/05/23 (a)	3,869
3,980,000	Goldman Sachs Group Inc., 2.60%, 12/27/20	3,963
5,420,000	Goldman Sachs Group Inc., 3.00%, 4/26/22	5,386
2,725,000	Goldman Sachs Group Inc./The, (3 mo. LIBOR USD + 0.750%) 2.56%, 2/23/23 (a)	2,737
1,835,000	Huntington National Bank, 2.38%, 3/10/20	1,826
1,320,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 2/01/22	1,360
3,710,000	ICICI Bank Ltd./Hong Kong 144A, 5.75%, 11/16/20 (b)(d)	3,964
3,110,000	ING Bank NV 144A, 2.00%, 11/26/18 (b)	3,103
1,320,000	ING Bank NV 144A, 2.30%, 3/22/19 (b)	1,318
4,445,000	ING Groep NV, (3 mo. LIBOR USD + 1.150%) 2.84%, 3/29/22 (a)	4,540
3,100,000	International Lease Finance Corp., 4.63%, 4/15/21	3,242
3,000,000	International Lease Finance Corp., 6.25%, 5/15/19	3,135
3,260,000	Intesa Sanpaolo SPA 144A, 3.13%, 7/14/22 (b)	3,217
745,000	iStar Inc., 4.63%, 9/15/20	756
3,825,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.680%) 2.16%, 6/01/21 (a)	3,856
880,000	JPMorgan Chase & Co., 6.30%, 4/23/19	922
1,410,000	KeyBank NA/Cleveland OH, 2.35%, 3/08/19	1,409
5,890,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR
	USD + 1.020%) 2.49%, 11/28/23 (a)(b)	5,953

11 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,600,000	Macquarie Group Ltd. 144A, 7.63%, 8/13/19 (b)	$1,716
1,495,000	Manufacturers & Traders Trust Co., 2.05%, 8/17/20	1,475
2,060,000	Metropolitan Life Global Funding I 144A, 1.95%, 12/03/18 (b)	2,058
2,940,000	Metropolitan Life Global Funding I 144A, 2.40%, 1/08/21 (b)	2,918
1,320,000	Mitsubishi UFJ Financial Group Inc., (3 mo. LIBOR USD + 0.920%) 2.37%, 2/22/22 (a)	1,335
1,530,000	Mizuho Bank Ltd. 144A, 2.40%, 3/26/20 (b)	1,521
4,350,000	Mizuho Financial Group Inc., (3 mo. LIBOR USD + 0.940%) 2.41%, 2/28/22 (a)	4,404
6,000,000	Morgan Stanley, (3 mo. LIBOR USD + 0.550%) 2.29%, 2/10/21 (a)	6,020
4,000,000	Morgan Stanley, (3 mo. LIBOR USD + 1.140%) 2.90%, 1/27/20 (a)	4,065
4,661,000	Morgan Stanley, (3 mo. LIBOR USD + 1.180%) 2.92%, 1/20/22 (a)	4,751
4,890,000	National Australia Bank Ltd./New York, 1.38%, 7/12/19	4,818
2,520,000	Nuveen Finance LLC 144A, 2.95%, 11/01/19 (b)	2,537
1,700,000	PNC Bank NA, 2.45%, 11/05/20	1,691
1,470,000	Reliance Standard Life Global Funding II 144A, 2.15%, 10/15/18 (b)	1,470
2,806,000	Royal Bank of Canada, 2.13%, 3/02/20	2,783
5,420,000	Royal Bank of Scotland Group PLC, (3 mo. LIBOR USD + 1.470%) 2.89%, 5/15/23 (a)	5,562
2,500,000	Santander Holdings US.A Inc., 2.70%, 5/24/19	2,499
2,050,000	Santander Holdings USA Inc. 144A, 3.70%, 3/28/22 (b)	2,073
260,000	Santander UK PLC, 2.50%, 3/14/19	260
3,800,000	Scentre Group Trust 1 / Scentre Group Trust 2 144A, 2.38%, 11/05/19 (b)	3,776
1,630,000	SLM Corp., 5.13%, 4/05/22	1,687
2,400,000	Standard Chartered PLC 144A, 2.10%, 8/19/19 (b)	2,377
2,720,000	Standard Chartered PLC 144A, 2.40%, 9/08/19 (b)	2,709
1,045,000	Starwood Property Trust Inc. 144A, 3.63%, 2/01/21 (b)	1,049
2,395,000	Sumitomo Mitsui Banking Corp., 2.09%, 10/18/19	2,377
1,405,000	Sumitomo Mitsui Trust Bank Ltd. 144A, 1.95%, 9/19/19 (b)	1,389
3,255,000	Sumitomo Mitsui Trust Bank Ltd. 144A, 2.05%, 3/06/19 (b)	3,241
1,995,000	Sumitomo Mitsui Trust Bank Ltd. 144A, 2.05%, 10/18/19 (b)	1,974
2,870,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20 (b)	2,848
2,245,000	Suncorp-Metway Ltd. 144A, 2.38%, 11/09/20 (b)	2,220
5,145,000	SunTrust Bank/Atlanta GA, (3 mo. LIBOR USD + 0.300%) 2.59%, 1/29/21 (a)	5,144
3,320,000	Svenska Handelsbanken AB, 1.50%, 9/06/19	3,273
1,180,000	Synchrony Financial, 2.60%, 1/15/19	1,183
1,045,000	Synchrony Financial, 3.00%, 8/15/19	1,049

Principal or Shares	Security Description	Value (000)

750,000	Synchrony Financial, (3 mo. LIBOR USD + 1.230%) 3.02%, 2/03/20 (a)	$761
2,540,000	UBS AG/London 144A, 2.20%, 6/08/20 (b)	2,515
2,070,000	UBS AG/London 144A, 2.45%, 12/01/20 (b)	2,054
5,390,000	UBS Group Funding Switzerland AG 144A, (3 mo. LIBOR USD + 1.220%) 2.68%, 5/23/23 (a)(b)	5,496
3,000,000	VEREIT Operating Partnership LP, 3.00%, 2/06/19	3,017
700,000	WEA Finance LLC / Westfield UK & Europe
	Finance PLC 144A, 2.70%, 9/17/19 (b)	703
4,805,000	Wells Fargo & Co., (3 mo. LIBOR USD
	+ 0.930%) 2.34%, 2/11/22 (a)	4,882
955,000	Wells Fargo Bank NA, 1.75%, 5/24/19	948
3,850,000	Westpac Banking Corp., 1.60%, 8/19/19	3,802

		328,001

Industrial (18%)
810,000	Aetna Inc., 1.70%, 6/07/18	809
1,040,000	Air Canada 2013-1 Class C Pass Through Trust 144A, 6.63%, 5/15/18 (b)	1,055
400,000	Alibaba Group Holding Ltd., 2.50%, 11/28/19	399
1,410,000	Alibaba Group Holding Ltd., 2.80%, 6/06/23	1,384
3,755,000	Alimentation Couche-Tard Inc. 144A, 2.35%, 12/13/19 (b)	3,737
1,640,000	Allergan Funding SCS, (3 mo. LIBOR USD + 1.260%) 2.80%, 3/12/20 (a)	1,665
4,500,000	Allergan Funding SCS, 3.00%, 3/12/20	4,520
1,720,000	American Honda Finance Corp., 1.20%, 7/12/19	1,693
2,495,000	Anglo American Capital PLC 144A, 4.13%, 4/15/21 (b)	2,560
1,040,000	Anthem Inc., 2.25%, 8/15/19	1,037
2,900,000	AT&T Inc., 2.30%, 3/11/19	2,899
790,000	AutoZone Inc., 1.63%, 4/21/19	782
4,555,000	BAT Capital Corp. 144A, 2.30%, 8/14/20 (b)	4,503
1,680,000	BAT International Finance PLC 144A, 1.85%, 6/15/18 (b)	1,679
4,000,000	Becton Dickinson and Co., 2.13%, 6/06/19	3,976
4,510,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 144A, 2.20%, 1/15/21 (b)	4,382
3,690,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 144A, 2.38%, 1/15/20 (b)	3,653
1,744,000	Cardinal Health Inc., 1.95%, 6/14/19	1,730
4,536,000	Celgene Corp., 2.25%, 8/15/21	4,430
2,830,000	CK Hutchison International 17 II Ltd. 144A, 2.25%, 9/29/20 (b)	2,775
1,996,000	Constellation Brands Inc., 2.00%, 11/07/19	1,977
3,070,000	Daimler Finance North America LLC 144A, 1.50%, 7/05/19 (b)	3,029
635,000	Daimler Finance North America LLC 144A, 2.20%, 5/05/20 (b)	628
1,255,000	Danone SA 144A, 1.69%, 10/30/19 (b)	1,237
4,050,000	Dell International LLC / EMC Corp. 144A, 3.48%, 6/01/19 (b)	4,087
3,450,000	Dell International LLC / EMC Corp. 144A, 4.42%, 6/15/21 (b)	3,580
400,000	Dell International LLC / EMC Corp. 144A, 5.88%, 6/15/21 (b)	416

12

Principal or Shares	Security Description	Value (000)

2,999,000	Delta Air Lines Inc., 2.60%, 12/04/20	$ 2,976
1,755,000	Delta Air Lines Inc., 2.88%, 3/13/20	1,756
2,690,000	Deutsche Telekom International Finance BV
	144A, 2.23%, 1/17/20 (b)	2,669
740,000	DXC Technology Co., 2.88%, 3/27/20	741
1,760,000	eBay Inc., 2.15%, 6/05/20	1,741
2,800,000	Express Scripts Holding Co., 2.60%, 11/30/20	2,780
3,060,000	Ford Motor Credit Co. LLC, 2.02%, 5/03/19	3,039
1,385,000	Ford Motor Credit Co. LLC, 2.26%, 3/28/19	1,380
2,635,000	Ford Motor Credit Co. LLC, 2.68%, 1/09/20	2,629
2,300,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 1.270%) 2.96%, 3/28/22 (a)	2,340
560,000	Fortive Corp., 1.80%, 6/15/19	555
1,700,000	GATX Corp., 2.50%, 7/30/19	1,695
4,000,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 0.930%) 2.65%, 4/13/20 (a)	4,041
1,815,000	General Motors Financial Co. Inc., 2.65%, 4/13/20	1,809
4,950,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.310%) 3.00%, 6/30/22 (a)	5,047
3,800,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.550%) 3.27%, 1/14/22 (a)	3,915
1,085,000	Glencore Funding LLC 144A, 3.00%, 10/27/22 (b)	1,068
1,860,000	Glencore Funding LLC 144A, (3 mo. LIBOR USD + 1.360%) 3.08%, 1/15/19 (a)(b)	1,876
2,405,000	Hewlett Packard Enterprise Co. 144A, 2.10%, 10/04/19 (b)	2,379
2,950,000	Hewlett Packard Enterprise Co., 2.85%, 10/05/18	2,964
1,400,000	Hyundai Capital Services Inc. 144A, 1.63%, 8/30/19 (b)	1,371
2,475,000	IBM Credit LLC, 1.63%, 9/06/19	2,450
1,670,000	Imperial Brands Finance PLC 144A, 2.05%, 7/20/18 (b)	1,669
1,750,000	JB Hunt Transport Services Inc., 2.40%, 3/15/19	1,748
2,380,000	Kraft Heinz Foods Co., 2.00%, 7/02/18	2,378
2,320,000	Lennar Corp., 4.13%, 1/15/22	2,356
200,000	Mclaren Finance PLC 144A, 5.75%, 8/01/22 (b)	206
2,620,000	Molson Coors Brewing Co., 1.90%, 3/15/19	2,605
2,165,000	Mondelez International Holdings Netherlands BV 144A, 1.63%, 10/28/19 (b)	2,133
1,370,000	Moody’s Corp., 2.75%, 12/15/21	1,362
2,144,000	Mylan NV, 2.50%, 6/07/19	2,136
1,480,000	Nissan Motor Acceptance Corp. 144A, 2.15%, 9/28/20 (b)	1,460
1,910,000	Nokia OYJ, 3.38%, 6/12/22	1,873
985,000	Packaging Corp. of America, 2.45%, 12/15/20	981
540,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 2.50%, 6/15/19 (b)	540
2,900,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.20%, 7/15/20 (b)	2,933
5,250,000	Philip Morris International Inc., 1.63%, 2/21/19	5,217
2,765,000	Philip Morris International Inc., 2.00%, 2/21/20	2,738
490,000	Pitney Bowes Inc., 3.63%, 9/15/20	490
2,015,000	Rio Energy SA / UGEN SA / UENSA SA 144A, 6.88%, 2/01/25 (b)	2,038

Principal or Shares	Security Description	Value (000)

1,066,000	Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	$ 1,063
1,885,000	Seagate HDD Cayman, 3.75%, 11/15/18	1,907
8,487,000	Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/19	8,380
1,550,000	Sirius XM Radio Inc. 144A, 3.88%, 8/01/22 (b)	1,552
1,050,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21 (b)	1,030
1,595,000	SMBC Aviation Capital Finance DAC 144A, 3.00%, 7/15/22 (b)	1,566
1,415,000	Smithfield Foods Inc. 144A, 2.65%, 10/03/21 (b)	1,372
1,085,000	Smithfield Foods Inc. 144A, 2.70%, 1/31/20 (b)	1,078
4,368,750	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (b)	4,396
1,620,000	Stanley Black & Decker Inc., 2.45%, 11/17/18	1,624
4,170,000	Suntory Holdings Ltd. 144A, 2.55%, 9/29/19 (b)	4,161
2,190,000	Teva Pharmaceutical Finance Netherlands III BV, 1.40%, 7/20/18	2,178
1,940,000	Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	1,896
930,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	867
910,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (b)	908
690,000	United Continental Holdings Inc., 6.38%, 6/01/18	699
5,166,000	Verizon Communications Inc., (3 mo. LIBOR
	USD + 0.550%) 2.00%, 5/22/20 (a)	5,197
4,735,000	Verizon Communications Inc., (3 mo. LIBOR
	USD + 1.000%) 2.60%, 3/16/22 (a)	4,836
2,255,000	ViaSat Inc. 144A, 5.63%, 9/15/25 (b)	2,249
2,000,000	Vulcan Materials Co., (3 mo. LIBOR USD
	+ 0.600%) 2.19%, 6/15/20 (a)	2,002
1,500,000	Want Want China Finance Ltd. 144A,
	1.88%, 5/14/18 (b)	1,496
560,000	Zimmer Biomet Holdings Inc., 2.70%, 4/01/20	559

		201,722

Utility (7%)
2,251,000	American Electric Power Co. Inc.,
	2.15%, 11/13/20	2,225
1,341,000	BP Capital Markets PLC, 1.77%, 9/19/19	1,328
3,673,000	Cenovus Energy Inc., 5.70%, 10/15/19	3,841
2,400,000	Cheniere Corpus Christi Holdings LLC,
	5.88%, 3/31/25	2,590
1,425,000	Cheniere Energy Partners LP 144A,
	5.25%, 10/01/25 (b)	1,455
911,000	Dominion Energy Inc., 2.58%, 7/01/20	905
4,690,000	Dominion Energy Inc., 2.96%, 7/01/19	4,714
1,530,000	DTE Energy Co., 1.50%, 10/01/19	1,503
2,073,000	Energy Transfer Equity LP, 4.25%, 3/15/23	2,089
1,385,000	Energy Transfer LP, 9.00%, 4/15/19	1,489
4,795,000	EnLink Midstream Partners LP, 2.70%, 4/01/19	4,782
2,675,000	Enterprise Products Operating LLC,
	6.50%, 1/31/19	2,784
1,180,000	EQT Corp., 2.50%, 10/01/20	1,169

13 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,170,000	Kinder Morgan Energy Partners LP,
	2.65%, 2/01/19	$ 2,176
2,370,000	Kinder Morgan Inc./DE, (3 mo. LIBOR USD
	+ 1.280%) 3.00%, 1/15/23 (a)	2,408
1,198,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19	1,205
2,450,000	Majapahit Holding BV 144A,
	7.75%, 1/20/20 (b)	2,671
4,165,000	Nabors Industries Inc., 4.63%, 9/15/21	4,092
600,000	NextEra Energy Capital Holdings Inc.,
	1.65%, 9/01/18	598
1,500,000	Noble Holding International Ltd.,
	7.75%, 1/15/24 (d)	1,399
1,268,000	Oasis Petroleum Inc., 6.88%, 1/15/23 (d)	1,311
1,545,000	ONEOK Inc., 4.25%, 2/01/22	1,602
2,035,000	Phillips 66 144A, (3 mo. LIBOR USD
	+ 0.750%) 2.47%, 4/15/20 (a)(b)	2,037
3,192,000	QEP Resources Inc., 6.88%, 3/01/21	3,463
4,360,000	Sabine Pass Liquefaction LLC, 5.63%, 2/01/21	4,647
950,000	Sempra Energy, (3 mo. LIBOR USD + 0.500%) 2.21%, 1/15/21 (a)	952
1,000,000	Sempra Energy, 2.40%, 2/01/20	997
4,940,000	Sinopec Group Overseas Development 2017 Ltd. 144A, 2.38%, 4/12/20 (b)	4,885
2,764,286	Southern California Edison Co., 1.85%, 2/01/22	2,728
810,000	Sunoco LP / Sunoco Finance Corp. 144A,
	4.88%, 1/15/23 (b)	827
1,346,000	TransCanada PipeLines Ltd., 2.13%, 11/15/19	1,339
2,525,000	Whiting Petroleum Corp., 5.75%, 3/15/21	2,620
1,500,000	Woodside Finance Ltd. 144A,
	8.75%, 3/01/19 (b)	1,595

		74,426

Total Corporate Bond (Cost - $605,085)		604,149

FDIC Guaranteed (0%)
3,460,664	FDIC Structured Sale Guaranteed Notes 144A, (1 mo. LIBOR USD + 0.720%)
	2.28%, 12/04/20 (a)(b)	3,482
466,715	FDIC Trust 144A, 2.18%, 5/25/50 (b)	468

Total FDIC Guaranteed (Cost - $3,927)		3,950

Foreign Government (3%)
1,960,000	Abu Dhabi Government International Bond
	144A, 2.50%, 10/11/22 (b)	1,909
1,400,000	Argentine Republic Government International
	Bond, 3.38%, 1/15/23 EUR (e)	1,753
4,880,000	Argentine Republic Government International
	Bond, 4.63%, 1/11/23	4,771
1,600,000	Argentine Republic Government International
	Bond, 5.63%, 1/26/22	1,643
2,100,000	Caisse d’Amortissement de la Dette Sociale
	144A, 1.75%, 9/24/19 (b)	2,081
2,120,000	EL Fondo MIVIVIENDA SA 144A,
	3.50%, 1/31/23 (b)	2,131
3,130,000	Georgia Government International Bond 144A,
	6.88%, 4/12/21 (b)	3,437

Principal or Shares	Security Description	Value (000)

2,730,000	Perusahaan Penerbit SBSN Indonesia III 144A,
	3.40%, 3/29/22 (b)	$ 2,747
4,825,000	Provincia de Buenos Aires/Argentina 144A,
	6.50%, 2/15/23 (b)	4,982
1,760,000	Senegal Government International Bond 144A,
	8.75%, 5/13/21 (b)	2,006
2,310,000	Vietnam Government International Bond 144A,
	6.75%, 1/29/20 (b)	2,468

Total Foreign Government (Cost - $29,817)		29,928

Mortgage Backed (8%)
1,761,104	Credit Suisse Mortgage Capital Certificates
	144A, 1.55%, 4/25/43 (b)(f)	1,709
4,233,065	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 0.550%) 2.11%, 1/25/30 (a)	4,238
1,841,738	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 0.850%)
	2.41%, 11/25/29 (a)	1,852
631,447	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 0.950%) 2.51%, 5/25/24 (a)	633
5,275,930	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 0.950%)
	2.51%, 10/25/29 (a)	5,319
6,020,858	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 1.150%) 2.71%, 9/25/29 (a)	6,072
782,250	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 1.600%) 3.16%, 1/25/24 (a)	789
2,411,558	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 1.950%) 3.51%, 8/25/28 (a)	2,429
278,322	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 2.000%)
	3.56%, 10/25/23 (a)	280
924,970	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 2.150%) 3.71%, 9/25/28 (a)	933
953,678	FN 708229 ARM, (6 mo. LIBOR USD
	+ 1.880%) 2.84%, 4/01/33 (a)	994
274,331	FN 743821 ARM, (12 mo. LIBOR USD
	+ 1.430%) 3.18%, 11/01/33 (a)	287
214,497	FN 790762 ARM, (12 mo. LIBOR USD
	+ 1.420%) 3.17%, 9/01/34 (a)	223
283,060	FN 790764 ARM, (12 mo. LIBOR USD
	+ 1.420%) 3.17%, 9/01/34 (a)	295
288,001	FN 794792 ARM, (12 mo. LIBOR USD
	+ 1.480%) 3.23%, 10/01/34 (a)	301
427,075	FN 794797 ARM, (12 mo. LIBOR USD
	+ 1.330%) 3.08%, 10/01/34 (a)	443
5,673,518	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.200%) 2.76%, 10/25/29 (a)	5,761
56,434	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.450%) 3.01%, 11/25/23 (a)	57
4,650,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 2.900%) 4.46%, 7/25/28 (a)	4,793

14

Principal or Shares	Security Description	Value (000)

1,450,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%) 6.16%, 12/25/42 (a)	$1,541
1,299,625	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 7.950%) 9.51%, 5/25/25 (a)	1,600
1,026,298	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 10.750%) 12.31%, 3/25/25 (a)	1,417
1,124,909	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%) 12.81%, 10/25/29 (a)	1,253
2,258,763	Gosforth Funding 2016-1 PLC 144A, (3 mo. LIBOR GBP + 0.600%) 1.13%, 2/15/58 (a)(b)(e)	3,217
339,311	HomeBanc Mortgage Trust 2004-1, (1 mo.
	LIBOR USD + 0.860%) 2.42%, 8/25/29 (a)	326
583,934	JP Morgan Mortgage Trust 144A,
	2.50%, 3/25/43 (b)(f)	574
3,171,836	JP Morgan Mortgage Trust 2017-1 144A,
	3.50%, 1/25/47 (b)(f)	3,210
7,651,642	JP Morgan Mortgage Trust 2017-5 144A,
	3.00%, 10/26/48 (b)(f)	7,670
665,618	MLCC Mortgage Investors Inc.,
	3.23%, 2/25/36 (f)	664
368,598	MLCC Mortgage Investors Inc.,
	3.24%, 12/25/34 (f)	372
103,597	Morgan Stanley Mortgage Loan Trust 2004-5AR,
	3.19%, 7/25/34 (f)	104
3,031,223	New Residential Mortgage Loan Trust 2017-1
	144A, 4.00%, 2/25/57 (b)(f)	3,108
6,776,118	New Residential Mortgage Loan Trust 2017-3
	144A, 4.00%, 4/25/57 (b)(f)	6,935
7,172,825	New Residential Mortgage Loan Trust 2017-4
	144A, 4.00%, 5/25/57 (b)(f)	7,354
1,959,009	Residential Asset Securitization Trust,
	6.00%, 8/25/36	1,749
722,797	Sequoia Mortgage Trust, 1.45%, 2/25/43 (f)	700
1,037,313	Sequoia Mortgage Trust, 1.55%, 4/25/43 (f)	1,009
226,365	Sequoia Mortgage Trust, (1 mo. LIBOR USD
	+ 0.800%) 2.36%, 10/20/27 (a)	222
163,553	Sequoia Mortgage Trust, 2.87%, 1/25/42 (f)	165
4,169,595	Sequoia Mortgage Trust 2017-CH1 144A,
	3.50%, 8/25/47 (b)(f)	4,198
2,722,203	Sequoia Mortgage Trust 2017-CH2 144A,
	4.00%, 12/25/47 (b)(f)	2,779

Principal or Shares	Security Description	Value (000)

815,544	Structured Adjustable Rate Mortgage Loan Trust, 3.56%, 8/25/34 (f)	$ 805

Total Mortgage Backed (Cost - $87,664)		88,380

U.S. Treasury (23%)
5,714,000	U.S. Treasury Note, 1.25%, 8/31/19 (g)(h)	5,641
18,015,000	U.S. Treasury Note, 1.38%, 9/15/20	17,617
102,200,000	U.S. Treasury Note, 1.50%, 10/31/19	101,132
4,991,000	U.S. Treasury Note, 1.50%, 8/15/20	4,900
10,000,000	U.S. Treasury Note, 1.75%, 11/30/19	9,933
114,680,000	U.S. Treasury Note, 2.00%, 1/31/20	114,360

Total U.S. Treasury (Cost - $254,981)		253,583

Investment Company (0%)
6,508,525	Payden Cash Reserves Money Market Fund *
	(Cost - $6,509)	6,509

Total Investments (Cost - $1,125,750) (100%)		1,124,081
Liabilities in excess of Other Assets (0%)		(4,395)

Net Assets (100%)		$ 1,119,686

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2018.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2018. The stated maturity is subject to prepayments.
(d)	All or a portion of these securities are on loan. At January 31, 2018, the total market value of the Fund’s securities on loan is $2,965 and the total market value of the collateral held by the Fund is $3,013. Amounts in 000s.
(e)	Principal in foreign currency.
(f)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(g)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(h)	All or a portion of the security is pledged to cover futures contract margin requirements.

15 Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency sold (000)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Liabilities:
USD 1,734	EUR 1,433	Citibank N.A.	02/08/2018	$(46)
USD 3,080	GBP 2,271	HSBC Bank USA, N.A.	02/08/2018	(146)

				(192)

Net Unrealized Appreciation (Depreciation)				$(192)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Treasury 2 Year Note Future	228	Mar-18	$ 48,617	$(346)	$(346)
					(346)
Short Contracts:
U.S. Treasury 5 Year Note Future	147	Mar-18	(16,863)	306	306
					306

Total Futures					$ (40)

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Depreciation (000s)
Protection Bought (Relevant Credit: Markit CDX, North America Investment Grade Series 29 Index), Pay 1% Quarterly, Receive upon credit default	12/20/2022	$(35,583)	$(859)	$(794)	$(65)

Schedule of Investments - January 31, 2018 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (2%)
1,532,950	United States Small Business Administration,
	2.88%, 9/10/21
	(Cost - $1,542)	$ 1,552
FDIC Guaranteed (3%)
239,115	FDIC Guaranteed Notes Trust 2010-S3 144A, 2.74%, 12/03/20 (a)	237
176,423	FDIC Structured Sale Guaranteed Notes 144A, (1 mo. LIBOR USD + 0.700%) 2.26%, 12/29/45 (a)(b)	177
1,691,880	FDIC Structured Sale Guaranteed Notes 144A, (1 mo. LIBOR USD + 0.720%) 2.28%, 12/04/20 (a)(b)	1,703
702,905	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (a)	700
636,153	FDIC Trust 144A, 2.18%, 5/25/50 (a)	637
Total FDIC Guaranteed (Cost - $3,451)		3,454
Mortgage Backed (97%)
504,262	FH 1Q1363 ARM, (12 mo. LIBOR USD
	+ 1.785%) 3.53%, 2/01/36 (b)	531
2,394,841	FH 1Q1818 ARM, (12 mo. LIBOR USD
	+ 1.719%) 3.47%, 5/01/37 (b)	2,516
307,785	FH 2B0709 ARM, (12 mo. LIBOR USD
	+ 1.750%) 3.50%, 8/01/42 (b)	319
380,939	FH 2B0972 ARM, (12 mo. LIBOR USD
	+ 1.770%) 3.52%, 11/01/42 (b)	395
1,828,745	FH 2B1143 ARM, (12 mo. LIBOR USD
	+ 1.615%) 2.20%, 2/01/43 (b)	1,842
973,227	FH 2B1333 ARM, (12 mo. LIBOR USD
	+ 1.650%) 1.81%, 4/01/43 (b)	1,005
1,767,209	FH 2B4763 ARM, (12 mo. LIBOR USD
	+ 1.620%) 2.50%, 10/01/45 (b)	1,784
2,562,438	FH 2B5985 ARM, (12 mo. LIBOR USD
	+ 1.640%) 2.89%, 3/01/47 (b)	2,592
1,966,372	FH 2B6542 ARM, (12 mo. LIBOR USD
	+ 1.640%) 3.05%, 10/01/47 (b)	1,987
394,866	FH 849486 ARM, (12 mo. LIBOR USD
	+ 1.859%) 3.67%, 8/01/41 (b)	415
1,662,829	FH 849506 ARM, (12 mo. LIBOR USD
	+ 1.611%) 2.92%, 11/01/44 (b)	1,682
1,081,986	FH 849707 ARM, (12 mo. LIBOR USD
	+ 1.710%) 2.44%, 2/01/43 (b)	1,096
5,000,000	FN, 2.50%, 15YR TBA (c)	4,923
4,000,000	FN, 2.50%, 15YR TBA (c)	3,940
257,582	FN 555936 ARM, (6 mo. LIBOR USD
	+ 1.557%) 3.05%, 9/01/33 (b)	271
361,721	FN 795816 ARM, (6 mo. LIBOR USD
	+ 1.600%) 3.13%, 7/01/34 (b)	376
113,278	FN 849088 ARM, (12 mo. Federal Reserve
	Cumulative Average US + 1.961%)
	3.04%, 11/01/35 (b)	119
52,403	FN 866093 ARM, (12 mo. LIBOR USD
	+ 1.737%) 3.48%, 3/01/36 (b)	55
676,452	FN 890434 15YR, 3.00%, 7/01/27	682
571,224	FN 995203 30YR, 5.00%, 7/01/35	617
3,645,380	FN AB9727 15YR, 2.50%, 6/01/28	3,608

Principal or Shares	Security Description	Value (000)

238,521	FN AC0045 ARM, (12 mo. LIBOR USD
	+ 1.295%) 3.04%, 10/01/38 (b)	$247
889,114	FN AE0193 ARM, (12 mo. LIBOR USD
	+ 1.717%) 3.46%, 7/01/40 (b)	929
467,207	FN AI4019 ARM, (12 mo. LIBOR USD
	+ 1.750%) 3.38%, 7/01/41 (b)	488
1,289,717	FN AJ4092 15YR, 3.50%, 10/01/26	1,323
1,183,715	FN AL1869 15YR, 3.00%, 6/01/27	1,193
1,663,301	FN AL2095 15YR, 3.00%, 6/01/27	1,677
1,158,320	FN AL2221 15YR, 3.00%, 7/01/27	1,168
1,856,036	FN AL3234 ARM, (1 yr. US Treasury Yield
	Curve Rate T Note Constant Maturity
	+ 2.168%) 3.23%, 12/01/37 (b)	1,952
692,596	FN AL5596 ARM, (12 mo. LIBOR USD
	+ 1.551%) 2.49%, 2/01/44 (b)	719
896,994	FN AL5790 ARM, (12 mo. LIBOR USD
	+ 1.564%) 2.48%, 10/01/44 (b)	905
974,687	FN AL5967 ARM, (12 mo. LIBOR USD
	+ 1.575%) 2.50%, 11/01/44 (b)	985
1,344,263	FN AL7648 ARM, (12 mo. LIBOR USD
	+ 1.586%) 2.59%, 10/01/45 (b)	1,348
1,181,457	FN AL7790 ARM, (12 mo. LIBOR USD
	+ 1.817%) 3.58%, 9/01/40 (b)	1,240
2,763,645	FN AL8317 ARM, (12 mo. LIBOR USD
	+ 1.636%) 2.43%, 3/01/45 (b)	2,756
2,251,858	FN AL8490 ARM, (12 mo. LIBOR USD
	+ 1.583%) 2.58%, 5/01/46 (b)	2,253
1,359,138	FN AM2182, 2.16%, 1/01/23	1,321
819,079	FN AO7975 15YR, 3.00%, 6/01/27	826
343,151	FN AP4080 ARM, (12 mo. LIBOR USD
	+ 1.685%) 3.44%, 9/01/42 (b)	356
935,059	FN AP4746 15YR, 3.00%, 8/01/27	943
2,318,654	FN AS1745 15YR, 3.00%, 2/01/29	2,338
2,262,850	FN AS4186 15YR, 2.50%, 1/01/30	2,237
2,478,940	FN AS6443 15YR, 3.00%, 12/01/30	2,496
2,868,553	FN AS6527 30YR, 4.00%, 1/01/46	2,966
2,070,486	FN AS6528 30YR, 4.00%, 1/01/46	2,141
1,610,947	FN AS7088 15YR, 2.50%, 5/01/31	1,588
1,280,623	FN AS8013 15YR, 2.50%, 9/01/31	1,263
404,395	FN AU6974 ARM, (12 mo. LIBOR USD
	+ 1.580%) 2.72%, 11/01/43 (b)	413
980,455	FN AU8673 ARM, (12 mo. LIBOR USD
	+ 1.530%) 2.68%, 2/01/44 (b)	1,015
788,663	FN AY4068 ARM, (12 mo. LIBOR USD
	+ 1.530%) 2.19%, 4/01/44 (b)	792
1,825,164	FN AZ2886 ARM, (12 mo. LIBOR USD
	+ 1.600%) 2.66%, 9/01/45 (b)	1,838
1,349,273	FN AZ4380 ARM, (12 mo. LIBOR USD
	+ 1.590%) 2.51%, 8/01/45 (b)	1,365
1,770,872	FN BD2473 ARM, (12 mo. LIBOR USD
	+ 1.620%) 2.54%, 1/01/47 (b)	1,767
3,098,361	FN BD5059 ARM, (12 mo. LIBOR USD
	+ 1.620%) 2.80%, 2/01/47 (b)	3,114
2,712,306	FN BE3653 ARM, (12 mo. LIBOR USD
	+ 1.620%) 3.08%, 5/01/47 (b)	2,742

17 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

3,377,965	FN BM1529 ARM, (12 mo. LIBOR USD
	+ 1.598%) 2.88%, 7/01/47 (b)	$3,389
241,300	FNR 2002-10-FA, (1 mo. LIBOR USD
	+ 0.750%) 2.31%, 2/25/32 (b)	247
2,671,877	Freddie Mac Multifamily Structured Pass
	Through Certificates, (1 mo. LIBOR USD
	+ 0.370%) 1.74%, 5/25/24 (b)	2,684
1,652,987	Freddie Mac Multifamily Structured Pass
	Through Certificates, (1 mo. LIBOR USD
	+ 0.480%) 1.85%, 9/25/23 (b)	1,661
1,986,892	Freddie Mac Multifamily Structured Pass
	Through Certificates, 2.95%, 2/25/27	1,982
309,943	G2 3515 30YR, 5.50%, 2/20/34	340
1,828,695	G2 5301 15YR, 3.50%, 2/20/27	1,877
1,009,311	G2 778200 20YR, 4.00%, 2/20/32	1,055
592,353	G2 778203 20YR, 4.75%, 2/20/32	634
420,136	G2 82457 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 2.38%, 1/20/40 (b)	438
1,243,644	G2 AQ1884 30YR, 4.00%, 11/20/45	1,298
798,505	G2 AY5138 Other, 3.25%, 12/20/37	811
1,651,729	G2 MA3693 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%) 3.50%, 5/20/46 (b)	1,677
1,104,788	GN 728153, 5.50%, 10/15/29	1,212
576,576	GN 737791 30YR, 4.50%, 12/15/40	614
10,454,005	GNR 2014-79 ST, 0.80%, 7/20/29 (d)	258
Total Mortgage Backed (Cost - $103,565)		101,636
NCUA Guaranteed (3%)
652,760	NCUA Guaranteed Notes Trust 2010-A1, (1 mo. LIBOR USD + 0.350%) 1.90%, 12/07/20 (b)	655
502,207	NCUA Guaranteed Notes Trust 2010-R1, (1 mo. LIBOR USD + 0.450%) 2.01%, 10/07/20 (b)	504
1,097,621	NCUA Guaranteed Notes Trust 2010-R3,
	2.40%, 12/08/20	1,093
725,488	NCUA Guaranteed Notes Trust 2011-R2, (1 mo. LIBOR USD + 0.400%) 1.95%, 2/06/20 (b)	727

Total NCUA Guaranteed (Cost - $2,981)		2,979
U.S. Treasury (2%)
2,000,000	U.S. Treasury Note, 1.00%, 3/15/19
	(Cost - $2,004)	1,979

Principal or Shares	Security Description	Value (000)

Investment Company (1%)
904,051	Payden Cash Reserves Money Market Fund *
	(Cost - $904)	$ 904
Total Investments (Cost - $114,447) (108%)		112,504
Liabilities in excess of Other Assets (-8%)		(8,153)
Net Assets (100%)		$ 104,351

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2018.
(c)	Security was purchased on a delayed delivery basis.
(d)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

18

Schedule of Investments - January 31, 2018 (Unaudited)

Principal or Shares	Security Description	Value (000)
FDIC Guaranteed (2%)
476,343	FDIC Structured Sale Guaranteed Notes 144A, (1 mo. LIBOR USD + 0.700%)2.26%, 12/29/45 (a)(b)	$ 477
3,624,084	FDIC Structured Sale Guaranteed Notes 144A, (1 mo. LIBOR USD + 0.720%)2.28%, 12/04/20 (a)(b)	3,647

Total FDIC Guaranteed (Cost - $4,105)		4,124
Mortgage Backed (145%)
832,608	FH 1J1279 ARM, (12 mo. LIBOR USD + 1.520%)3.29%, 4/01/36 (a)	868
1,020,996	FH 1Q0062 ARM, (6 mo. LIBOR USD + 1.570%)3.11%, 11/01/35 (a)	1,059
609,582	FH 2B1143 ARM, (12 mo. LIBOR USD + 1.620%)2.20%, 2/01/43 (a)	614
1,621,411	FH 2B5985 ARM, (12 mo. LIBOR USD + 1.640%)2.89%, 3/01/47 (a)	1,640
703,437	FH 847228 ARM, (12 mo. LIBOR USD + 2.000%)3.76%, 1/01/34 (a)	740
4,090,000	FHLMC Multifamily Structured Pass Through Certificates, (1 mo. LIBOR USD + 0.220%)1.80%, 7/25/20 (a)	4,100
512,021	FHLMC Multifamily Structured Pass Through Certificates, (1 mo. LIBOR USD + 0.480%)1.85%, 9/25/23 (a)	515
2,029,595	FHLMC Multifamily Structured Pass Through Certificates, (1 mo. LIBOR USD + 0.350%)1.91%, 8/25/25 (a)	2,033
1,933,688	FHLMC Multifamily Structured Pass Through Certificates, (1 mo. LIBOR USD + 0.380%)1.94%, 5/25/22 (a)	1,939
1,276,063	FHR 3174 FA, (1 mo. LIBOR USD + 0.300%)1.86%, 4/15/36 (a)	1,276
623,474	FN 832100 ARM, (12 mo. LIBOR USD + 1.670%)3.42%, 7/01/35 (a)	655
875,999	FN AK0419 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.270%)3.37%, 12/01/27 (a)	913
1,763,975	FN AL0891 ARM, (12 mo. LIBOR USD + 1.810%)3.49%, 9/01/41 (a)	1,843
1,915,405	FN AL2493 ARM, (12 mo. LIBOR USD + 1.690%)2.39%, 10/01/42 (a)	1,946
489,072	FNR 2007-110 FA, (1 mo. LIBOR USD + 0.620%)2.18%, 12/25/37 (a)	491
54,800,000	G2, 3.00%, 30YR TBA (c)	54,239
51,980,000	G2, 3.50%, 30YR TBA (c)	52,926
767,016	G2 3415 30YR, 5.50%, 7/20/33	842
511,877	G2 3515 30YR, 5.50%, 2/20/34	562
716,590	G2 3584 30YR, 6.00%, 7/20/34	808
554,453	G2 3711 30YR, 5.50%, 5/20/35	609
724,181	G2 3747 30YR, 5.00%, 8/20/35	780
441,312	G2 3772 30YR, 5.00%, 10/20/35	475
811,403	G2 3785 30YR, 5.00%, 11/20/35	873
1,341,151	G2 3819 30YR, 5.50%, 2/20/36	1,465
984,538	G2 4802 30YR, 5.00%, 9/20/40	1,068
1,564,956	G2 4853 30YR, 4.00%, 11/20/40	1,647

Principal or Shares	Security Description	Value (000)

571,912	G2 4978 30YR, 4.50%, 3/20/41	$605
748,050	G2 5055 30YR, 4.50%, 5/20/41	791
1,578,663	G2 5083 30YR, 5.00%, 6/20/41	1,698
1,891,137	G2 5115 30YR, 4.50%, 7/20/41	2,001
618,666	G2 5140 30YR, 4.50%, 8/20/41	655
4,145,508	G2 5175 30YR, 4.50%, 9/20/41	4,387
6,197,002	G2 5258 30YR, 3.50%, 12/20/41	6,346
117,630	G2 728869 30YR, 4.13%, 4/20/40	122
412,846	G2 728870 30YR, 4.63%, 4/20/40	432
179,938	G2 742041 30YR, 4.63%, 6/20/40	189
798,483	G2 770239 30YR, 4.00%, 2/20/42	830
291,413	G2 80013 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)3.13%, 11/20/26 (a)	298
641,611	G2 80029 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.38%, 1/20/27 (a)	662
675,211	G2 80044 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.38%, 2/20/27 (a)	697
839,972	G2 80052 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.38%, 3/20/27 (a)	868
692,680	G2 80059 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.63%, 4/20/27 (a)	715
81,486	G2 8006 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.75%, 7/20/22 (a)	83
1,616,134	G2 80074 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.63%, 5/20/27 (a)	1,668
3,093,461	G2 80152 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.38%, 1/20/28 (a)	3,198
738,025	G2 80154 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.38%, 1/20/28 (a)	763
1,307,932	G2 80169 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.38%, 2/20/28 (a)	1,353
1,921,528	G2 80184 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.63%, 4/20/28 (a)	1,987
87,300	G2 80311 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.75%, 8/20/29 (a)	90
1,831,618	G2 80319 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.75%, 9/20/29 (a)	1,896
331,462	G2 8041 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.75%, 8/20/22 (a)	337
102,033	G2 80424 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.75%, 7/20/30 (a)	105

19 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

251,166	G2 80428 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.75%, 7/20/30 (a)	$ 260
514,733	G2 80541 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.75%, 9/20/31 (a)	534
393,658	G2 80569 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.38%, 1/20/32 (a)	409
254,968	G2 80570 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.38%, 1/20/32 (a)	257
97,197	G2 80579 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.38%, 2/20/32 (a)	101
1,235,429	G2 80637 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.75%, 9/20/32 (a)	1,282
3,972,398	G2 80749 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)3.13%, 10/20/33 (a)	4,101
2,785,070	G2 80795 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)3.13%, 12/20/33 (a)	2,875
1,175,383	G2 80826 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.38%, 2/20/34 (a)	1,223
1,698,677	G2 80835 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.38%, 2/20/34 (a)	1,769
275,623	G2 80837 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.38%, 2/20/34 (a)	286
310,833	G2 81018 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.75%, 8/20/34 (a)	323
9,157	G2 81044 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.75%, 8/20/34 (a)	9
54,406	G2 8121 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.38%, 1/20/23 (a)	55
1,073,835	G2 81214 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.38%, 1/20/35 (a)	1,119
400,403	G2 81220 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.38%, 1/20/35 (a)	417
386,543	G2 81278 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.38%, 3/20/35 (a)	403
1,607,203	G2 81282 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.38%, 3/20/35 (a)	1,674

Principal or Shares	Security Description	Value (000)

136,365	G2 81938 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.75%, 7/20/37 (a)	$ 139
2,774,682	G2 82074 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.63%, 5/20/38 (a)	2,887
1,543,240	G2 82107 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.75%, 7/20/38 (a)	1,605
123,251	G2 82151 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.75%, 9/20/38 (a)	125
75,657	G2 8228 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.75%, 7/20/23 (a)	77
2,653,488	G2 82457 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.38%, 1/20/40 (a)	2,767
1,558,634	G2 82463 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.38%, 1/20/40 (a)	1,625
1,339,272	G2 82737 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.38%, 2/20/41 (a)	1,380
443,298	G2 83031 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.38%, 1/20/42 (a)	457
689,747	G2 83048 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.38%, 2/20/42 (a)	710
179,369	G2 8358 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.38%, 1/20/24 (a)	184
148,656	G2 8359 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.38%, 1/20/24 (a)	152
134,502	G2 8371 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.38%, 2/20/24 (a)	138
72,058	G2 8373 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.38%, 2/20/24 (a)	74
710,044	G2 8547 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)3.13%, 11/20/24 (a)	723
62,309	G2 8580 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.38%, 1/20/25 (a)	64
94,846	G2 8595 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)2.38%, 2/20/25 (a)	97
32,530	G2 8855 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%)3.13%, 10/20/21 (a)	33

20

Principal or Shares	Security Description	Value (000)

315,334	G2 8968 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity
	+ 1.500%)2.75%, 9/20/26 (a)	$325
1,053,793	G2 8991 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity
	+ 1.500%)3.13%, 10/20/26 (a)	1,078
1,597,874	G2 AY5138 30YR, 3.25%, 12/20/37	1,623
4,467,069	G2 MA0698 30YR, 3.00%, 1/20/43	4,446
4,061,773	G2 MA1012 30YR, 3.50%, 5/20/43	4,160
3,941,122	G2 MA1089 30YR, 3.00%, 6/20/43	3,923
3,635,542	G2 MA1520 30YR, 3.00%, 12/20/43	3,619
4,734,292	G2 MA2372 30YR, 4.00%, 11/20/44	4,941
4,069,605	G2 MA3173 30YR, 3.50%, 10/20/45	4,151
4,747,483	G2 MA3597 30YR, 3.50%, 4/20/46	4,841
4,328,391	G2 MA3663 30YR, 3.50%, 5/20/46	4,414
4,266,456	G2 MA3802 30YR, 3.00%, 7/20/46	4,229
4,458,548	G2 MA4127 30YR, 3.50%, 12/20/46	4,544
748,907	GN 366983 30YR, 4.00%, 6/15/41	780
4,942,497	GN 367090 30YR, 4.50%, 7/15/41	5,282
5,103,997	GN 367092 30YR, 4.50%, 7/15/41	5,424
1,855,183	GN 455989 15YR, 5.00%, 7/15/26	1,980
55,869	GN 524825 30YR, 5.47%, 10/15/29	61
39,292	GN 524869 30YR, 5.47%, 1/15/30	43
138,994	GN 524925 30YR, 5.47%, 2/15/30	151
74,188	GN 524968 30YR, 5.47%, 3/15/30	81
54,160	GN 524996 30YR, 5.47%, 5/15/30	59
125,234	GN 525015 30YR, 5.47%, 6/15/30	136
94,754	GN 525033 30YR, 5.47%, 7/15/30	103
269,402	GN 558954 20YR, 5.25%, 5/15/29	292
840,051	GN 558956 30YR, 4.50%, 6/15/29	887
58,874	GN 596009 30YR, 5.75%, 7/15/32	65
75,879	GN 596023 30YR, 5.75%, 7/15/32	83
152,838	GN 596054 30YR, 5.75%, 8/15/32	169
131,792	GN 596071 30YR, 5.75%, 8/15/32	145
93,569	GN 596072 30YR, 5.75%, 7/15/32	103
132,612	GN 596090 30YR, 5.75%, 8/15/32	147
221,711	GN 596135 30YR, 5.75%, 8/15/32	244
118,878	GN 596166 30YR, 5.75%, 8/15/32	131
154,201	GN 596178 30YR, 5.75%, 9/15/32	171
102,812	GN 596225 30YR, 5.75%, 9/15/32	113
25,965	GN 596231 30YR, 5.75%, 9/15/32	29
44,774	GN 596237 30YR, 5.75%, 9/15/32	49
37,284	GN 596312 30YR, 5.75%, 9/15/32	41
57,934	GN 596313 30YR, 5.75%, 9/15/32	64
66,365	GN 596396 30YR, 5.75%, 9/15/32	73
138,979	GN 601699 30YR, 5.70%, 12/15/32	153
280,786	GN 601738 30YR, 5.25%, 1/15/33	301
171,054	GN 601772 30YR, 5.25%, 1/15/33	184
157,141	GN 601774 30YR, 5.25%, 1/15/33	169
110,926	GN 601775 30YR, 5.70%, 1/15/33	122
169,110	GN 601786 30YR, 5.25%, 2/15/33	182
156,534	GN 601791 30YR, 5.25%, 2/15/33	168
108,418	GN 601810 30YR, 5.25%, 2/15/33	116
110,211	GN 601845 30YR, 5.25%, 2/15/33	118
114,681	GN 601858 30YR, 5.70%, 2/15/33	126
718,716	GN 601872 30YR, 5.25%, 3/15/33	788
250,161	GN 601937 30YR, 5.25%, 3/15/33	269
94,591	GN 602002 30YR, 5.25%, 3/15/33	102
86,327	GN 602043 30YR, 5.25%, 4/15/33	93
376,064	GN 605099 30YR, 5.50%, 3/15/34	415

Principal or Shares	Security Description	Value (000)

49,830	GN 613272 30YR, 5.25%, 5/15/33	$53
84,850	GN 613354 30YR, 5.45%, 7/15/33	92
99,443	GN 613355 30YR, 5.70%, 4/15/33	109
927,601	GN 616826 30YR, 5.50%, 1/15/35	1,024
1,986,644	GN 710868 30YR, 5.50%, 9/15/39	2,194
667,709	GN 728153 20YR, 5.50%, 10/15/29	733
367,340	GN 728159 20YR, 5.25%, 11/15/29	397
5,439,150	GN 734089 30YR, 4.00%, 12/15/40	5,677
760,137	GN 743362 30YR, 4.75%, 6/15/40	816
39,608	GN 743363 30YR, 4.25%, 5/15/40	41
109,891	GN 743502 30YR, 4.25%, 6/15/40	115
297,845	GN 743503 30YR, 4.75%, 6/15/40	314
123,932	GN 747368 30YR, 4.75%, 7/15/40	130
34,213	GN 747491 30YR, 4.75%, 7/15/40	36
62,083	GN 747740 30YR, 4.25%, 9/15/40	65
201,045	GN 747741 30YR, 4.75%, 9/15/40	212
296,171	GN 761040 30YR, 4.25%, 3/15/41	308
68,506	GN 762726 30YR, 4.25%, 3/15/41	71
243,640	GN 763012 30YR, 4.25%, 4/15/41	254
437,572	GN 763216 30YR, 4.25%, 4/15/41	456
60,191	GN 768886 30YR, 4.25%, 6/15/41	63
328,255	GN 781636 30YR, 5.50%, 7/15/33	362
375,316	GN 781810 30YR, 5.50%, 10/15/34	414
6,866,314	GN AV1814 30YR, 3.00%, 8/15/46	6,817
17,303	GNR 2000-22 FG, (1 mo. LIBOR USD
	+ 0.200%)1.76%, 5/16/30 (a)	18
238,843	GNR 2000-9 FG, (1 mo. LIBOR USD
	+ 0.600%)2.16%, 2/16/30 (a)	241
159,029	GNR 2000-9 FH, (1 mo. LIBOR USD
	+ 0.500%)2.06%, 2/16/30 (a)	160
205,141	GNR 2001-19 F, (1 mo. LIBOR USD
	+ 0.500%)2.06%, 5/16/31 (a)	207
9,510	GNR 2001-21 FN, (1 mo. LIBOR USD
	+ 0.200%)1.76%, 8/16/22 (a)	9
989,929	GNR 2001-22 FG, (1 mo. LIBOR USD
	+ 0.350%)1.91%, 5/16/31 (a)	994
516,391	GNR 2001-31 FA, (1 mo. LIBOR USD
	+ 0.250%)1.81%, 6/16/31 (a)	516
467,094	GNR 2001-35 FA, (1 mo. LIBOR USD
	+ 0.250%)1.81%, 8/16/31 (a)	467
353,300	GNR 2001-59 FA, (1 mo. LIBOR USD
	+ 0.400%)1.96%, 11/16/24 (a)	355
212,796	GNR 2001-65 FV, (1 mo. LIBOR USD
	+ 0.400%)1.96%, 2/20/29 (a)	214
280,696	GNR 2002-11 FJ, (1 mo. LIBOR USD
	+ 0.500%)2.06%, 2/20/32 (a)	283
240,402	GNR 2002-13 FA, (1 mo. LIBOR USD
	+ 0.500%)2.06%, 2/16/32 (a)	240
692,591	GNR 2002-48 FG, (1 mo. LIBOR USD
	+ 0.300%)1.86%, 12/16/30 (a)	694
241,589	GNR 2002-48 FT, (1 mo. LIBOR USD
	+ 0.200%)1.76%, 12/16/26 (a)	242
633,958	GNR 2002-5 FP, (1 mo. LIBOR USD
	+ 0.550%)2.11%, 1/16/32 (a)	640
411,941	GNR 2002-72 FA, (1 mo. LIBOR USD
	+ 0.400%)1.96%, 10/20/32 (a)	413

21 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

189,493	GNR 2002-72 FB, (1 mo. LIBOR USD
	+ 0.400%)1.96%, 10/20/32 (a)	$190
1,264,247	GNR 2002-72 FE, (1 mo. LIBOR USD
	+ 0.400%)1.96%, 10/20/32 (a)	1,267
274,069	GNR 2002-76 F, (1 mo. LIBOR USD
	+ 0.200%)1.76%, 1/16/31 (a)	274
99,350	GNR 2002-76 FY, (1 mo. LIBOR USD
	+ 0.300%)1.86%, 12/16/26 (a)	100
1,104,235	GNR 2003-71 FC, (1 mo. LIBOR USD
	+ 0.500%)2.06%, 7/20/33 (a)	1,114
1,208,883	GNR 2003-94 FB, (1 mo. LIBOR USD
	+ 0.300%)1.86%, 12/16/30 (a)	1,212
2,028,231	GNR 2004-56 F, (1 mo. LIBOR USD
	+ 0.400%)1.96%, 6/20/33 (a)	2,040
1,199,523	GNR 2004-59 FH, (1 mo. LIBOR USD
	+ 0.250%)1.81%, 8/16/34 (a)	1,200
1,062,847	GNR 2004-86 FG, (1 mo. LIBOR USD
	+ 0.400%)1.96%, 7/20/34 (a)	1,062
327,941	GNR 2006-47 FA, (1 mo. LIBOR USD
	+ 0.200%)1.76%, 8/16/36 (a)	326
2,003,134	GNR 2006-60 FK, (1 mo. LIBOR USD
	+ 0.200%)1.76%, 11/20/36 (a)	1,994
17,455	GNR 2006-64 PO, 0.00%, 4/16/34	17
1,549,039	GNR 2007-54 FC, (1 mo. LIBOR USD
	+ 0.260%)1.82%, 9/20/37 (a)	1,541
579,230	GNR 2007-76 FB, (1 mo. LIBOR USD
	+ 0.500%)2.06%, 11/20/37 (a)	582
1,788,516	GNR 2008-11 FB, (1 mo. LIBOR USD
	+ 0.600%)2.16%, 2/20/38 (a)	1,807
1,562,689	GNR 2008-15 CF, (1 mo. LIBOR USD
	+ 0.510%)2.07%, 2/20/38 (a)	1,571
423,472	GNR 2008-2 FH, (1 mo. LIBOR USD
	+ 0.450%)2.01%, 1/20/38 (a)	425
2,028,005	GNR 2008-67 UF, (1 mo. LIBOR USD
	+ 0.450%)2.01%, 6/20/38 (a)	2,043
744,789	GNR 2009-87 FB, (1 mo. LIBOR USD
	+ 0.650%)2.21%, 9/20/39 (a)	752
2,403,097	GNR 2010-57 WF, (1 mo. LIBOR USD
	+ 0.400%)1.96%, 3/16/38 (a)	2,408
1,732,594	GNR 2012-98 FM, (1 mo. LIBOR USD
	+ 0.200%)1.76%, 12/20/38 (a)	1,736
24,275,409	GNR 2014-79 ST, 0.80%, 7/20/29 (d)	600

Total Mortgage Backed (Cost - $319,827)		317,249

Principal or Shares	Security Description	Value (000)
NCUA Guaranteed (1%)
1,118,594	NCUA Guaranteed Notes Trust 2011-R2, (1 mo. LIBOR USD + 0.400%)1.98%, 2/06/20 (a)	$1,121

	(Cost - $1,121)
Purchased Call Swaptions (0%)
Total Purchased Call Swaptions (Cost - $119)		33

Investment Company (3%)
7,552,398	Payden Cash Reserves Money Market Fund *
	(Cost - $7,552)	7,552

Total Investments (Cost - $332,724) (151%)		330,079
Liabilities in excess of Other Assets (-51%)		(111,702)

Net Assets (100%)		$218,377

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2018.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Security was purchased on a delayed delivery basis.
(d)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

22

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Purchased Call Swaptions 0.0%
10 Year Interest Rate Swap, 11/13/28, Pay Fixed 2.3000% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	Citibank, N.A.	$3,000	11/08/2018	$ 17	Call
10 Year Interest Rate Swap, 11/29/18, Pay Fixed 2.491% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	Barclays Bank PLC	1,000	11/29/2018	10	Call
10 Year Interest Rate Swap, 7/31/28, Pay Fixed 2.1775% Semi-Annually, Receive Pay Variable Quarterly, 3-Month USD LIBOR	BNP PARIBAS	2,600	07/27/2018	6	Call
Total Swaptions				$33

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
90-Day Eurodollar Future	267	Jun-18	$ 65,348	$(228)	$(228)
90-Day Eurodollar Future	230	Dec-18	56,129	(96)	(96)
					(324)
Short Contracts:
90-Day Eurodollar Future	267	Sep-18	(65,251)	252	252
90-Day Eurodollar Future	230	Dec-19	(55,950)	158	158
					410
Total Futures					$ 86

23    Payden Mutual Funds

Schedule of Investments - January 31, 2018 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (7%)
1,565,000	Atrium XII 144A, (3 mo. LIBOR USD + 2.800%) 4.54%, 4/22/27 (a)(b)	$1,568
6,020,000	Babson CLO Ltd. 2013-I 144A, (3 mo. LIBOR USD + 0.800%) 2.54%, 1/20/28 (a)(b)	6,020
1,800,000	BlueMountain CLO 2013-4 Ltd. 144A, (3 mo. LIBOR USD + 1.500%) 3.22%, 4/15/25 (a)(b)	1,801
2,900,000	BlueMountain CLO 2014-4 Ltd. 144A, (3 mo. LIBOR USD + 1.350%) 2.82%, 11/30/26 (a)(b)	2,902
1,750,000	Carlyle Global Market Strategies CLO 2016-1 Ltd. 144A, (3 mo. LIBOR USD + 3.300%) 5.04%, 4/20/27 (a)(b)	1,755
2,320,000	Cedar Funding II CLO Ltd. 144A, (3 mo. LIBOR USD + 1.750%) 3.29%, 6/09/30 (a)(b)	2,332
97,323	Chase Funding Mortgage Loan Asset-Backed
	Certificates, (1 mo. LIBOR USD + 0.660%)
	2.22%, 11/25/32 (a)	96
2,000,000	CIFC Funding 2017-III Ltd. 144A, (3 mo.
	LIBOR USD + 1.220%) 2.96%, 7/20/30 (a)(b)	2,013
1,700,000	CIFC Funding 2017-III Ltd. 144A, (3 mo.
	LIBOR USD + 1.800%) 3.54%, 7/20/30 (a)(b)	1,711
1,585,710	Colony American Homes 2014-1 144A, (1 mo. LIBOR USD + 1.150%) 2.71%, 5/17/31 (a)(b)	1,590
957,826	Colony American Homes 2014-2 144A, (1 mo. LIBOR USD + 0.950%) 2.51%, 7/17/31 (a)(b)	960
1,777,335	Colony American Homes 2015-1 144A, (1 mo. LIBOR USD + 1.200%) 2.75%, 7/17/32 (a)(b)	1,785
3,171,608	Colony Starwood Homes 2016-2 Trust 144A, (1 mo. LIBOR USD + 1.250%) 2.81%, 12/17/33 (a)(b)	3,192
2,159,150	Domino’s Pizza Master Issuer LLC 144A, (3 mo. LIBOR USD + 1.250%) 3.00%, 7/25/47 (a)(b)	2,172
2,228,800	Domino’s Pizza Master Issuer LLC 144A,
	3.08%, 7/25/47 (b)	2,210
1,194,000	Domino’s Pizza Master Issuer LLC 144A,
	4.12%, 7/25/47 (b)	1,217
2,600,000	First Investors Auto Owner Trust 2016-2 144A, 2.53%, 7/15/22 (b)	2,571
1,980,000	Hyundai Auto Receivables Trust 2016-B,
	2.68%, 9/15/23	1,950
2,550,000	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD + 1.450%) 3.19%, 4/21/25 (a)(b)	2,554
1,142,756	L.A. Arena Funding LLC 144A,
	7.66%, 12/15/26 (b)	1,217
1,750,000	LCM XXI LP 144A, (3 mo. LIBOR USD
	+ 3.500%) 5.24%, 4/20/28 (a)(b)	1,760
3,350,000	Madison Park Funding XIV Ltd. 144A, (3 mo. LIBOR USD + 1.120%) 2.86%, 7/20/26 (a)(b)	3,354
2,150,000	Magnetite IX Ltd. 144A, (3 mo. LIBOR USD
	+ 1.500%) 3.25%, 7/25/26 (a)(b)	2,163
1,750,000	Octagon Investment Partners 26 Ltd. 144A, (3 mo. LIBOR USD + 3.350%)
	5.07%, 4/15/27 (a)(b)	1,755
2,666,250	Taco Bell Funding LLC 144A,
	3.83%, 5/25/46 (b)	2,696

Principal or Shares	Security Description	Value (000)

3,965,714	Tryon Park CLO Ltd. 144A, (3 mo. LIBOR USD
	+ 1.120%) 2.84%, 7/15/25 (a)(b)	$3,970
565,559	VOLT XXV LLC 144A, 3.50%, 6/26/45 (b)	568
1,250,000	Westlake Automobile Receivables Trust 2016-2
	144A, 4.10%, 6/15/21 (b)	1,272

Total Asset Backed (Cost - $58,980)		59,154

Bank Loans(c) (3%)
2,150,000	Aramark Services Inc. Term Loan B1 1L, (LIBOR USD 1-Month + 2.000%) 3.57%, 3/11/25	2,171
2,000,000	B&G Foods Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 2.000%) 4.00%, 11/02/22	2,024
1,990,000	BWAY Corp. Term Loan B 1L, (LIBOR USD 1-Month + 3.250%) 4.96%, 4/03/24	2,009
1,451,625	Dole Food Co. Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%) 4.73%, 4/06/24	1,458
2,984,962	GOBP Holdings Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.500%) 5.19%, 10/21/21	3,006
1,974,689	Harbor Freight Tools USA Inc. Term Loan 1L, (LIBOR USD 1-Month + 2.500%) 4.07%, 8/16/23	1,986
1,989,975	Infor U.S. Inc. Term Loan B6 1L, (LIBOR USD 1-Month + 2.750%) 3.75%, 2/01/22	2,003
1,989,917	Landry’s Inc., Term Loan 1L, (LIBOR USD
	1-Month + 3.250%) 5.00%, 10/04/23	2,015
1,989,873	MGM Growth Properties Operating Partnership LP Term Loan B 1L, (LIBOR USD 1-Month + 2.250%) 3.49%, 4/25/23	2,007
1,987,487	SFR Group SA Term Loan B11 1L, (LIBOR USD 1-Month + 2.750%) 2.75%, 7/18/25	1,917
2,000,000	Sinclair Television Group Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.500%) 2.50%, 12/12/24	2,020
2,992,500	Trinseo Materials Operating SCA Term Loan 1L, (LIBOR USD 1-Month + 2.500%) 4.07%, 9/06/24	3,026

Total Bank Loans (Cost - $25,617)		25,642

Corporate Bond (40%)
Financial (19%)
2,200,000	ABN AMRO Bank NV, (5 yr. Swap Semi 30/360 USD + 2.197%) 4.40%, 3/27/28 (a)	2,259
4,170,000	AerCap Ireland Capital DAC / AerCap Global
	Aviation Trust, 5.00%, 10/01/21	4,412
890,000	Ally Financial Inc., 3.25%, 11/05/18	893
1,450,000	Ares Capital Corp., 3.50%, 2/10/23	1,414
1,650,000	Ares Capital Corp., 3.63%, 1/19/22	1,638
2,800,000	Athene Global Funding 144A, (3 mo. LIBOR
	USD + 1.230%) 2.92%, 7/01/22 (a)(b)	2,851
4,250,000	Bank of America Corp., (3 mo. LIBOR USD
	+ 0.660%) 2.37%, 7/21/21 (a)	4,221
1,500,000	Bank of America Corp., (3 mo. LIBOR USD
	+ 1.090%) 3.09%, 10/01/25 (a)	1,473
1,755,000	Bank of America Corp., 7.75%, 5/14/38	2,603
4,450,000	Barclays PLC, 4.38%, 9/11/24	4,502
2,950,000	Blackstone Holdings Finance Co. LLC 144A,
	4.75%, 2/15/23 (b)	3,156

24

Principal or Shares	Security Description	Value (000)

515,000	Block Financial LLC, 4.13%, 10/01/20	$527
2,950,000	BPCE SA, (3 mo. LIBOR USD + 0.880%) 2.36%, 5/31/22 (a)	2,994
3,000,000	Capital One Financial Corp., 3.75%, 3/09/27	2,986
4,750,000	Citigroup Inc., 4.13%, 7/25/28	4,836
1,225,000	Citigroup Inc., 4.45%, 9/29/27	1,279
3,170,000	Citizens Financial Group Inc. 144A, 4.15%, 9/28/22 (b)	3,238
3,600,000	Commonwealth Bank of Australia 144A, 4.32%, 1/10/48 (b)	3,591
1,125,000	Compass Bank, 2.75%, 9/29/19	1,126
900,000	Compass Bank, 3.88%, 4/10/25	895
2,280,000	Credit Agricole SA 144A, (5 yr. Swap Semi 30/360 USD + 1.644%) 4.00%, 1/10/33 (a)(b)	2,258
880,000	Credit Suisse Group AG 144A, 4.28%, 1/09/28 (b)	905
1,200,000	Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/20	1,201
3,200,000	Fairfax U.S. Inc. 144A, 4.88%, 8/13/24 (b)	3,273
2,315,000	First Midwest Bancorp Inc./IL, 5.88%, 9/29/26	2,480
1,600,000	Five Corners Funding Trust 144A, 4.42%, 11/15/23 (b)	1,702
2,740,000	Ford Motor Credit Co. LLC, 2.98%, 8/03/22	2,683
1,385,000	Ford Motor Credit Co. LLC, 3.81%, 1/09/24	1,395
1,330,000	FS Investment Corp., 4.25%, 1/15/20	1,346
2,825,000	General Motors Financial Co. Inc., 4.35%, 1/17/27	2,879
1,435,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD + 1.750%) 3.51%, 10/28/27 (a)	1,530
3,400,000	Goldman Sachs Group Inc./The, (3 mo. LIBOR USD + 0.750%) 2.56%, 2/23/23 (a)	3,415
1,700,000	Hospitality Properties Trust, 5.25%, 2/15/26	1,794
1,410,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.75%, 2/01/24	1,472
2,985,000	ICBCIL Finance Co. Ltd. 144A, 2.38%, 5/19/19 (b)	2,954
3,450,000	KKR Group Finance Co. II LLC 144A, 5.50%, 2/01/43 (b)	3,925
2,700,000	Lloyds Banking Group PLC, (3 mo. LIBOR USD + 0.810%) 2.91%, 11/07/23 (a)	2,637
2,350,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.023%) 3.19%, 11/28/23 (a)(b)	2,307
2,750,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.372%) 3.76%, 11/28/28 (a)(b)	2,697
1,500,000	Massachusetts Mutual Life Insurance Co. 144A, 4.50%, 4/15/65 (b)	1,535
2,755,000	Morgan Stanley, (3 mo. LIBOR USD + 1.220%) 2.62%, 5/08/24 (a)	2,841
1,500,000	Nationwide Building Society 144A, (USD Swap Rate 11:00 am NY 1 + 1.849%) 4.13%, 10/18/32 (a)(b)	1,485
2,000,000	Nationwide Financial Services Inc., 5.30%, 11/18/44	2,294
1,300,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (b)	2,155
2,050,000	Nuveen Finance LLC 144A, 2.95%, 11/01/19 (b)	2,064

Principal or Shares	Security Description	Value (000)

1,700,000	Old Republic International Corp., 4.88%, 10/01/24	$1,805
1,450,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (b)	2,411
1,470,000	People’s United Bank, 4.00%, 7/15/24	1,475
2,350,000	Prudential Financial Inc., (3 mo. LIBOR USD + 3.920%) 5.63%, 6/15/43 (a)	2,559
2,000,000	Regions Financial Corp., 3.20%, 2/08/21	2,018
2,820,000	Royal Bank of Scotland Group PLC, (3 mo. LIBOR USD + 1.480%) 3.50%, 5/15/23 (a)	2,813
1,580,000	Santander Holdings USA Inc., 2.65%, 4/17/20	1,576
2,400,000	Santander Holdings USA Inc. 144A, 3.40%, 1/18/23 (b)	2,372
1,170,000	Santander UK Group Holdings PLC, 3.57%, 1/10/23	1,175
867,000	Scentre Group Trust 1 / Scentre Group Trust 2 144A, 2.38%, 11/05/19 (b)	862
835,000	Senior Housing Properties Trust, 4.75%, 5/01/24	862
1,045,000	Senior Housing Properties Trust, 6.75%, 4/15/20	1,106
1,500,000	Sirius International Group Ltd. 144A, 4.60%, 11/01/26 (b)	1,441
2,740,000	SLM Corp., 5.13%, 4/05/22	2,836
2,432,000	Sumitomo Mitsui Financial Group Inc., (3 mo. LIBOR USD + 0.970%) 2.67%, 1/11/22 (a)	2,458
1,600,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20 (b)	1,588
1,560,000	Synchrony Bank, 3.00%, 6/15/22	1,544
1,650,000	Synchrony Financial, 2.70%, 2/03/20	1,648
227,000	Teachers Insurance & Annuity Association of America 144A, 6.85%, 12/16/39 (b)	314
2,995,000	Transatlantic Holdings Inc., 8.00%, 11/30/39	4,066
3,140,000	VEREIT Operating Partnership LP, 3.00%, 2/06/19	3,158
2,750,000	Wells Fargo & Co., 5.38%, 11/02/43	3,271
3,750,000	Westpac Banking Corp., (USD Swap Rate 11:00 am NY 1 + 2.236%) 4.32%, 11/23/31 (a)	3,827

		153,306

Industrial (14%)
1,450,000	1011778 BC ULC / New Red Finance Inc. 144A, 5.00%, 10/15/25 (b)	1,459
1,700,000	Amgen Inc., 5.65%, 6/15/42	2,075
1,320,000	Anglo American Capital PLC 144A, 4.75%, 4/10/27 (b)	1,377
1,600,000	AT&T Inc., 3.40%, 5/15/25	1,559
2,500,000	AT&T Inc., 4.75%, 5/15/46	2,431
3,000,000	AT&T Inc., 5.25%, 3/01/37	3,180
1,450,000	BAT Capital Corp. 144A, 3.22%, 8/15/24 (b)	1,430
1,325,000	Becton Dickinson and Co., 3.36%, 6/06/24	1,307
2,710,000	Boise Cascade Co. 144A, 5.63%, 9/01/24 (b)	2,846
2,640,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25	2,850
710,000	CNH Industrial Capital LLC, 3.63%, 4/15/18	713
700,000	DaVita Inc., 5.13%, 7/15/24	707
1,590,000	Dell International LLC / EMC Corp. 144A, 5.45%, 6/15/23 (b)	1,705

25 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

815,000	Delta Air Lines Inc., 2.88%, 3/13/20	$816
1,560,000	Diamond 1 Finance Corp. / Diamond 2 Finance
	Corp. 144A, 6.02%, 6/15/26 (b)	1,709
1,695,000	Dignity Health, 3.13%, 11/01/22	1,677
1,165,000	Dignity Health, 4.50%, 11/01/42	1,136
2,217,000	Dow Chemical Co., 9.40%, 5/15/39	3,744
3,350,000	Express Scripts Holding Co., 3.05%, 11/30/22	3,315
1,600,000	Ford Motor Credit Co. LLC, 3.10%, 5/04/23	1,562
850,000	General Motors Financial Co. Inc.,
	3.70%, 5/09/23	856
2,500,000	Harris Corp., 2.70%, 4/27/20	2,495
2,040,000	HCA Inc., 5.88%, 5/01/23	2,193
2,415,000	Kennametal Inc., 2.65%, 11/01/19	2,408
1,600,000	L Brands Inc., 5.63%, 10/15/23 (d)	1,712
1,571,785	Latam Airlines 2015-1 Pass Through Trust A,
	4.20%, 11/15/27	1,589
3,000,000	Lennar Corp. 144A, 4.75%, 11/29/27 (b)	3,045
2,260,000	LifePoint Health Inc., 5.50%, 12/01/21	2,308
2,070,000	Marathon Oil Corp., 4.40%, 7/15/27	2,148
1,515,000	Marathon Oil Corp., 6.60%, 10/01/37	1,911
2,340,000	Mondelez International Holdings Netherlands
	BV 144A, 2.00%, 10/28/21 (b)	2,262
2,805,000	Mylan NV, 3.95%, 6/15/26	2,793
1,000,000	New Red Finance Inc. 144A, 4.63%, 1/15/22 (b)	1,024
1,045,000	North Shore Long Island Jewish Health Care
	Inc., 6.15%, 11/01/43	1,325
1,500,000	Northwell Healthcare Inc., 4.26%, 11/01/47	1,506
1,150,000	NXP BV / NXP Funding LLC 144A,
	4.13%, 6/15/20 (b)	1,177
3,015,000	Orange SA, 9.00%, 3/01/31	4,520
1,001,000	Perrigo Finance PLC, 3.50%, 12/15/21	1,009
648,135	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC/Reynolds Group Issuer Lu,
	6.88%, 2/15/21	659
1,600,000	Sabre GLBL Inc. 144A, 5.38%, 4/15/23 (b)	1,632
1,310,000	Seagate HDD Cayman 144A,
	4.88%, 3/01/24 (b)(d)	1,330
1,485,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	1,451
4,060,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21 (b)	3,981
2,000,000	Smithfield Foods Inc. 144A, 4.25%, 2/01/27 (b)	2,012
5,270,000	Suntory Holdings Ltd. 144A, 2.55%, 9/29/19 (b)	5,258
1,475,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	1,376
2,355,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (d)	1,960
650,000	Time Warner Inc., 2.95%, 7/15/26	602
2,000,000	Time Warner Inc., 3.60%, 7/15/25	1,980
2,100,000	Toll Brothers Finance Corp., 4.38%, 4/15/23	2,168
2,195,000	Tribune Media Co., 5.88%, 7/15/22	2,269
3,100,000	United Continental Holdings Inc.,
	5.00%, 2/01/24 (d)	3,147
710,000	United Rentals North America Inc.,
	5.75%, 11/15/24	750
5,980,000	Verizon Communications Inc., 2.63%, 8/15/26	5,515
1,843,000	WestRock MWV LLC, 7.95%, 2/15/31	2,543

Principal or Shares	Security Description	Value (000)

2,010,000	XPO Logistics Inc. 144A, 6.13%, 9/01/23 (b)	$ 2,128

		114,640

Utility (7%)
535,673	Alliance Pipeline LP/United States 144A,
	7.00%, 12/31/19 (b)	550
2,140,000	Boardwalk Pipelines LP, 4.45%, 7/15/27	2,156
1,100,000	Celeo Redes Operacion Chile SA 144A,
	5.20%, 6/22/47 (b)	1,119
2,480,000	Cenovus Energy Inc., 6.75%, 11/15/39	2,987
1,170,000	Colorado Interstate Gas Co. LLC / Colorado Interstate Issuing Corp. 144A, 4.15%, 8/15/26 (b)	1,158
2,000,000	Continental Resources Inc./OK 144A, 4.38%, 1/15/28 (b)	1,995
1,910,000	Enbridge Energy Partners LP, 7.38%, 10/15/45	2,627
2,055,000	Encana Corp., 3.90%, 11/15/21	2,106
1,120,000	Encana Corp., 5.15%, 11/15/41	1,206
2,200,000	Encana Corp., 6.63%, 8/15/37	2,820
2,995,000	Enel Finance International NV 144A,
	3.63%, 5/25/27 (b)	2,935
2,700,000	Energy Transfer LP, 6.50%, 2/01/42	3,112
3,115,000	EnLink Midstream Partners LP, 5.60%, 4/01/44	3,294
1,500,000	EnLink Midstream Partners LP, (3 mo. LIBOR USD + 4.110%) 6.00%, (a)(d)(e)	1,491
2,400,000	Entergy Louisiana LLC, 5.00%, 7/15/44	2,465
2,020,000	EQT Corp., 3.90%, 10/01/27	1,982
1,378,080	Fermaca Enterprises S de RL de CV 144A,
	6.38%, 3/30/38 (b)	1,487
1,300,000	Hess Corp., 5.60%, 2/15/41	1,430
2,000,000	Hess Corp., 7.30%, 8/15/31	2,458
2,100,000	Kinder Morgan Inc./DE, 5.30%, 12/01/34	2,261
3,250,000	Nabors Industries Inc., 4.63%, 9/15/21	3,193
2,000,000	ONEOK Partners LP, 6.65%, 10/01/36	2,475
2,600,000	Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	2,870
4,800,000	Sinopec Group Overseas Development 2016 Ltd. 144A, 2.00%, 9/29/21 (b)	4,627

		54,804

Total Corporate Bond (Cost - $317,442)		322,750

FDIC Guaranteed (0%)
269,163	FDIC Structured Sale Guaranteed Notes 144A, (1 mo. LIBOR USD + 0.720%) 2.28%, 12/04/20 (a)(b)
	(Cost - $269)	271

Foreign Government (6%)
2,200,000	Argentine Republic Government International Bond, 4.63%, 1/11/23	2,151
1,000,000	Argentine Republic Government International Bond, 5.88%, 1/11/28	975
2,790,000	Brazilian Government International Bond,
	2.63%, 1/05/23	2,678
1,960,000	Colombia Government International Bond,
	3.88%, 4/25/27	1,979
1,200,000	Colombia Government International Bond,
	5.00%, 6/15/45	1,264

26

Principal or Shares	Security Description	Value (000)

2,100,000	Honduras Government International Bond 144A, 8.75%, 12/16/20 (b)	$ 2,375
1,470,000	Indonesia Government International Bond 144A, 3.75%, 4/25/22 (b)	1,506
1,940,000	Indonesia Government International Bond 144A, 3.75%, 6/14/28 EUR (b)(f)	2,818
2,515,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (b)	2,593
4,050,000	Mexico Government International Bond, 4.15%, 3/28/27	4,152
1,250,000	Oman Government International Bond 144A, 5.63%, 1/17/28 (b)	1,261
1,610,000	Perusahaan Penerbit SBSN Indonesia III 144A, 4.15%, 3/29/27 (b)	1,644
3,005,000	Peruvian Government International Bond, 4.13%, 8/25/27 (d)	3,223
2,180,000	Provincia de Buenos Aires/Argentina 144A, 5.75%, 6/15/19 (b)	2,229
2,000,000	Republic of Armenia International Bond 144A, 6.00%, 9/30/20 (b)	2,115
2,800,000	Romanian Government International Bond 144A, 4.38%, 8/22/23 (b)	2,963
2,340,000	Saudi Government International Bond 144A, 3.25%, 10/26/26 (b)	2,262
2,330,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	2,655
2,000,000	Sri Lanka Government International Bond 144A, 5.88%, 7/25/22 (b)	2,088
2,000,000	Turkey Government International Bond, 5.63%, 3/30/21	2,099

Total Foreign Government (Cost - $43,592)		45,030

Mortgage Backed (29%)
1,025,267	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 5/25/43 (b)(g)	992
3,578,138	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.550%) 2.11%, 1/25/30 (a)	3,582
2,706,641	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.950%) 2.51%, 10/25/29 (a)	2,729
3,736,067	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 1.300%) 2.86%, 4/25/29 (a)	3,774
1,500,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 3.550%) 5.11%, 7/25/29 (a)	1,637
895,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.250%) 5.81%, 1/25/29 (a)	1,011
1,050,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.450%) 6.01%, 1/25/29 (a)	1,182
1,396,696	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 5.700%) 7.26%, 4/25/28 (a)	1,611
1,500,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 6.000%) 7.56%, 9/25/28 (a)	1,778
1,749,348	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.250%) 11.81%, 1/25/29 (a)	2,454
499,820	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.750%) 12.31%, 1/25/29 (a)	687

Principal or Shares	Security Description	Value (000)

1,698,372	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 12.250%)
	13.81%, 9/25/28 (a)	$2,620
4,379,062	Fannie Mae Grantor Trust 2017-T1, 2.90%, 6/25/27	4,258
4,566,402	FH 2B5447 ARM, (12 mo. LIBOR USD
	+ 1.620%) 2.75%, 7/01/46 (a)	4,586
13,660,000	FHLMC Multifamily Structured Pass Through Certificates, 3.06%, 8/25/24 (g)	13,809
1,940,000	FN, 2.50%, 15YR TBA (h)	1,911
6,250,000	FN, 3.00%, 15YR TBA (h)	6,282
6,100,000	FN, 3.00%, 30YR TBA (h)	5,979
11,130,000	FN, 3.50%, 30YR TBA (h)	11,235
7,240,000	FN, 4.00%, 30YR TBA (h)	7,479
10,110,000	FN, 4.50%, 30YR TBA (h)	10,658
1,940,385	FN 254766 30YR, 5.00%, 6/01/33	2,095
283,506	FN 725027 30YR, 5.00%, 11/01/33	307
2,073,441	FN 725423 30YR, 5.50%, 5/01/34	2,284
1,245,939	FN 725424 30YR, 5.50%, 4/01/34	1,372
462,531	FN 725425 30YR, 5.50%, 4/01/34	509
2,878,295	FN 745418 30YR, 5.50%, 4/01/36	3,168
2,318,223	FN 995203 30YR, 5.00%, 7/01/35	2,504
1,859,434	FN AJ7689 30YR, 4.00%, 12/01/41	1,930
4,537,526	FN AL2221 15YR, 3.00%, 7/01/27	4,575
1,752,498	FN AL2521 30YR, 3.50%, 9/01/42	1,780
9,855,096	FN AL9373 15YR, 2.50%, 10/01/31	9,722
7,432,285	FN AS4168 30yr, 4.00%, 12/01/44	7,689
2,780,002	FN AS4885 30yr, 3.50%, 5/01/45	2,809
9,383,878	FN AS7170 30YR, 3.50%, 5/01/46	9,497
7,755,110	FN AS7253 30YR, 4.50%, 5/01/46	8,182
7,015,429	FN AS8807 30YR, 3.50%, 2/01/47	7,101
3,181,134	FN AX3596 15YR, 3.00%, 7/01/27	3,207
5,409,596	FN BE9567 30YR, 3.50%, 4/01/47	5,469
3,885,612	Freddie Mac Gold Pool Q12837 30YR, 3.00%, 11/01/42	3,831
5,275,199	Freddie Mac Multifamily Structured Pass Through Certificates, 2.95%, 2/25/27	5,262
4,703,932	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.200%) 2.76%, 10/25/29 (a)	4,776
2,300,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.300%) 2.86%, 4/25/29 (a)	2,337
1,200,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%) 6.16%, 12/25/42 (a)	1,276
1,250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 10.000%) 11.56%, 7/25/29 (a)	1,306
1,698,048	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%) 12.81%, 12/25/28 (a)	2,448
13,800,000	G2, 3.00%, 30YR TBA (h)	13,663
4,770,000	G2, 3.50%, 30YR TBA (h)	4,857
8,750,000	G2, 4.00%, 30YR TBA (h)	9,055
153,669	G2 5140 30YR, 4.50%, 8/20/41	163
1,662,869	G2 5175 30YR, 4.50%, 9/20/41	1,760
1,776,950	G2 5258 30YR, 3.50%, 12/20/41	1,820
4,024,644	G2 MA3663 30YR, 3.50%, 5/20/46	4,104

27 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,063,107	GN 784182 30YR, 4.50%, 8/15/46	$2,209
1,594,533	GN AA5452 30YR, 3.50%, 7/15/42	1,634
82,768	Harborview Mortgage Loan Trust,
	3.71%, 1/19/35 (g)	83
259,462	JP Morgan Mortgage Trust 2006-S2,
	6.00%, 7/25/36	235
2,276,839	JP Morgan Mortgage Trust 2014-2 144A,
	3.00%, 6/25/29 (b)(g)	2,266
2,410,559	JP Morgan Seasoned Mortgage Trust 2014-1
	144A, (1 mo. LIBOR USD + 0.500%)
	2.06%, 5/25/33 (a)(b)	2,400
36,626	Landmark Mortgage Securities PLC, (3 mo.
	LIBOR GBP + 0.220%) 0.73%, 6/17/38
	GBP (a)(f)	51
28,489	Morgan Stanley Mortgage Loan Trust,
	3.19%, 7/25/34 (g)	29
686,165	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (b)(g)	700
1,126,811	New Residential Mortgage Loan Trust 2014-3
	144A, 3.75%, 11/25/54 (b)(g)	1,144
2,278,686	New Residential Mortgage Loan Trust 2017-2
	144A, 4.00%, 3/25/57 (b)(g)	2,337
312,905	Prime Mortgage Trust, 5.00%, 10/25/35	314
1,599,191	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	1,428
45,561	Sequoia Mortgage Trust, (1 mo. LIBOR USD
	+ 0.800%) 2.36%, 10/20/27 (a)	45
1,979	Structured Asset Mortgage Investments Trust
	2003-CL1, 3.97%, 7/25/32 (g)	2
621,386	WaMu Mortgage Pass-Through Certificates
	Series 2007-HY7 Trust, 3.09%, 7/25/37 (g)	522
3,360,000	Wells Fargo Commercial Mortgage Trust
	2015-Lc22, 3.84%, 9/15/58	3,481
Total Mortgage Backed (Cost - $239,746)		239,992
Municipal (1%)
2,425,000	California Pollution Control Financing Authority 144A, 5.00%, 11/21/45 (b)	2,434
2,600,000	City of Portland OR, 7.70%, 6/01/22	3,018
770,000	State Board of Administration Finance Corp.,
	3.00%, 7/01/20	777
1,495,000	State of California, 7.55%, 4/01/39	2,318
1,000,000	State of Washington, 1.70%, 7/01/20	976
365,000	University of California, 3.26%, 5/15/24	366

Total Municipal (Cost - $9,120)		9,889

Principal or Shares	Security Description	Value (000)

Preferred Stock (0%)
780	Wells Fargo & Co., 7.50% (Cost - $1,004)	$998

U.S. Treasury (22%)
43,725,000	U.S. Treasury Bill, 1.23%, 2/08/18 (i)	43,715
5,510,000	U.S. Treasury Bond, 2.75%, 11/15/47	5,301
12,310,000	U.S. Treasury Note, 1.63%, 8/31/22	11,847
30,910,000	U.S. Treasury Note, 1.63%, 5/15/26	28,427
11,300,000	U.S. Treasury Note, 1.88%, 12/31/19	11,245
27,605,000	U.S. Treasury Note, 2.00%, 11/30/22	26,957
11,040,000	U.S. Treasury Note, 2.13%, 12/31/22	10,835
10,270,000	U.S. Treasury Note, 2.25%, 11/15/27	9,858
1,140,000	U.S. Treasury Note, 2.75%, 8/15/47	1,096
28,860,000	U.S. Treasury Note, 3.00%, 5/15/47	29,181
Total U.S. Treasury (Cost - $181,660)		178,462
Investment Company (2%)
19,850,668	Payden Cash Reserves Money Market Fund *
	(Cost - $19,851)	19,851
Total Investments (Cost - $897,281) (110%)		902,039
Liabilities in excess of Other Assets (-10%)		(83,433)
Net Assets (100%)		$818,606

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2018.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2018. The stated maturity is subject to prepayments.
(d)	All or a portion of these securities are on loan. At January 31, 2018, the total market value of the Fund’s securities on loan is $4,044 and the total market value of the collateral held by the Fund is $4,159. Amounts in 000s.
(e)	Perpetual security with no stated maturity date.
(f)	Principal in foreign currency.
(g)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(h)	Security was purchased on a delayed delivery basis.
(i)	Yield to maturity at time of purchase.

28

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency sold (000)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
AUD 7,598	USD 5,971	Barclays Bank PLC	04/13/2018	$151
BRL 6,082	USD 1,846	State Street Bank & Trust Co.	02/16/2018	59
CAD 7,404	USD 6,007	Barclays Bank PLC	04/13/2018	17
EUR 4,946	USD 6,005	BNP PARIBAS	04/12/2018	165
EUR 8,192	USD 10,208	BNP PARIBAS	04/13/2018	12
EUR 11,259	USD 13,359	State Street Bank & Trust Co.	03/19/2018	664
IDR 50,531,000	USD 3,665	Barclays Bank PLC	04/24/2018	86
JPY 1,335,600	USD 12,163	Citibank, N.A.	04/26/2018	133
JPY 1,492,000	USD 13,512	State Street Bank & Trust Co.	03/19/2018	192
NOK 70,448	USD 9,119	HSBC Bank USA, N.A.	04/27/2018	45
RUB 226,620	USD 3,955	HSBC Bank USA, N.A.	04/17/2018	39
USD 6,149	AUD 7,598	Barclays Bank PLC	04/13/2018	28

				1,591

Liabilities:
IDR 58,357,000	USD 4,339	Barclays Bank PLC	04/24/2018	(6)
MYR 15,733	USD 4,065	Barclays Bank PLC	05/30/2018	(46)
USD 5,975	CAD 7,404	Barclays Bank PLC	04/13/2018	(49)
USD 10,216	CHF 9,498	BNP PARIBAS	04/13/2018	(47)
USD 2,849	EUR 2,355	Citibank, N.A.	02/08/2018	(76)
USD 12,185	CHF 11,613	Citibank, N.A.	04/26/2018	(377)
USD 9,147	EUR 7,329	HSBC Bank USA, N.A.	04/27/2018	(5)
USD 13,826	EUR 11,259	State Street Bank & Trust Co.	03/19/2018	(197)
USD 13,341	JPY 1,492,000	State Street Bank & Trust Co.	03/19/2018	(363)

				(1,166)

Net Unrealized Appreciation (Depreciation)				$425

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Long Bond Future	115	Mar-18	$16,998	$(531)	$ (531)
					(531)
Short Contracts:
Euro-Bund Future	121	Mar-18	(23,859)	548	548
U.S. 10 Year Ultra Future	193	Mar-18	(25,129)	722	722
U.S. Treasury 10 Year Note Future	57	Mar-18	(6,930)	182	182
U.S. Ultra Bond Future	32	Mar-18	(5,182)	124	124
					1,576
Total Futures					$ 1,045

Open Credit Default Swaps Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (000s)
Protection Bought (Relevant Credit: Markit CDX, North America	12/20/2022	$(15,500)	$(1,297)	$(1,385)	$88
High Yield Series 29 Index), Pay 5% Quarterly, Receive upon credit default

29     Payden Mutual Funds

Schedule of Investments - January 31, 2018 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (1%)
1,000,000	Madison Park Funding XIV Ltd. 144A, (3 mo. LIBOR USD + 3.250%) 4.99%, 7/20/26 (a)(b)	$1,006
839,375	Taco Bell Funding LLC 144A,
	3.83%, 5/25/46 (b)	849

Total Asset Backed (Cost - $1,861)		1,855

Corporate Bond (94%)
Banking (24%)
1,200,000	ABN AMRO Bank NV, (5 yr. Swap Semi 30/360 USD + 2.400%) 4.40%, 3/27/28 (a)	1,232
1,200,000	Australia & New Zealand Banking Group Ltd. 144A, 4.40%, 5/19/26 (b)	1,230
810,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (b)	816
880,000	Bank of America Corp., (3 mo. LIBOR USD + 1.512%) 3.71%, 4/24/28 (a)	890
600,000	Bank of America Corp., 4.00%, 1/22/25	614
1,950,000	Bank of America Corp., 7.75%, 5/14/38	2,892
1,085,000	Bank of Nova Scotia, 4.50%, 12/16/25	1,131
1,500,000	Bank of Nova Scotia, (3 mo. LIBOR USD
	+ 2.648%) 4.65%, (a)(c)	1,486
1,300,000	Barclays PLC, 4.38%, 9/11/24	1,315
1,300,000	Barclays PLC, 4.84%, 5/09/28	1,334
880,000	BNP Paribas SA 144A, 2.95%, 5/23/22 (b)	876
930,000	BNP Paribas SA 144A, 4.38%, 9/28/25 (b)	962
650,000	BPCE SA 144A, 3.00%, 5/22/22 (b)	644
1,000,000	Capital One Financial Corp., 3.75%, 7/28/26	976
875,000	Capital One Financial Corp., 3.75%, 3/09/27	871
585,000	Capital One NA, (3 mo. LIBOR USD + 1.150%) 2.92%, 1/30/23 (a)	590
425,000	Citigroup Inc., (3 mo. LIBOR USD + 0.950%) 2.88%, 7/24/23 (a)	419
1,850,000	Citigroup Inc., 4.13%, 7/25/28	1,883
1,265,000	Citigroup Inc., 4.45%, 9/29/27	1,321
210,000	Citizens Financial Group Inc. 144A,
	4.15%, 9/28/22 (b)	215
1,400,000	Commonwealth Bank of Australia 144A,
	4.50%, 12/09/25 (b)	1,452
1,320,000	Compass Bank, 2.88%, 6/29/22	1,295
1,250,000	Cooperatieve Rabobank UA, 3.95%, 11/09/22	1,284
405,000	Credit Suisse Group AG 144A,
	4.28%, 1/09/28 (b)	417
500,000	Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22	511
1,030,000	First Midwest Bancorp Inc./IL, 5.88%, 9/29/26	1,104
950,000	First Republic Bank/CA, 4.38%, 8/01/46	949
600,000	Goldman Sachs Group Inc., 2.63%, 4/25/21	595
600,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD + 1.750%) 3.51%, 10/28/27 (a)	640
1,150,000	Goldman Sachs Group Inc., 6.75%, 10/01/37	1,520
1,400,000	HSBC Holdings PLC, 6.50%, 9/15/37	1,806
1,935,000	Lloyds Banking Group PLC, (3 mo. LIBOR USD + 0.810%) 2.91%, 11/07/23 (a)	1,890
300,000	Macquarie Bank Ltd. 144A, 4.88%, 6/10/25 (b)	313
510,000	Macquarie Bank Ltd. 144A, 6.63%, 4/07/21 (b)	559
1,445,000	Morgan Stanley, (3 mo. LIBOR USD + 1.220%) 3.01%, 5/08/24 (a)	1,490
1,586,000	Morgan Stanley, 5.00%, 11/24/25	1,719
340,000	People’s United Bank, 4.00%, 7/15/24	341

Principal or Shares	Security Description	Value (000)

550,000	Royal Bank of Scotland Group PLC, (3 mo.
	LIBOR USD + 1.470%) 2.89%, 5/15/23 (a)	$564
1,100,000	Royal Bank of Scotland Group PLC, (3 mo.
	LIBOR USD + 1.480%) 3.50%, 5/15/23 (a)	1,097
430,000	Santander Holdings USA Inc., 2.65%, 4/17/20	429
450,000	Santander Holdings USA Inc. 144A,
	3.70%, 3/28/22 (b)	455
930,000	Santander Holdings USA Inc. 144A,
	4.40%, 7/13/27 (b)	947
1,655,000	Santander UK Group Holdings PLC,
	3.57%, 1/10/23	1,662
650,000	Santander UK Group Holdings PLC, (3 mo.
	LIBOR USD + 1.400%) 3.82%, 11/03/28 (a)	640
1,000,000	Synchrony Bank, 3.00%, 6/15/22	990
2,600,000	Wells Fargo & Co., 5.38%, 11/02/43	3,092
1,350,000	Westpac Banking Corp., (USD Swap Rate 11:00 am NY 1 + 2.236%) 4.32%, 11/23/31 (a)	1,378
2,000,000	Westpac Banking Corp./New Zealand, (USD
	Swap Rate 11:00 am NY 1 + 2.888%)
	5.00%, (a)(c)	1,982

		52,818

Basic Industry (3%)
650,000	Aviation Capital Group LLC 144A,
	2.88%, 1/20/22 (b)	642
465,000	DAE Funding LLC 144A, 4.50%, 8/01/22 (b)	464
605,000	Dow Chemical Co., 9.40%, 5/15/39	1,022
450,000	Keysight Technologies Inc., 3.30%, 10/30/19	452
1,925,000	Mosaic Co., 4.05%, 11/15/27	1,911
1,485,000	SMBC Aviation Capital Finance DAC 144A,
	2.65%, 7/15/21 (b)	1,456
1,245,000	WestRock MWV LLC, 7.95%, 2/15/31	1,718

		7,665

Communications (6%)
475,000	21st Century Fox America Inc., 9.50%, 7/15/24	641
2,000,000	Alibaba Group Holding Ltd., 4.20%, 12/06/47	2,004
1,200,000	America Movil SAB de CV, 6.13%, 3/30/40	1,494
635,000	AT&T Inc., 2.85%, 2/14/23	632
970,000	AT&T Inc., 3.60%, 2/17/23	981
1,000,000	AT&T Inc., 4.50%, 5/15/35	988
330,000	AT&T Inc., 4.50%, 3/09/48	312
700,000	AT&T Inc., 5.25%, 3/01/37	742
1,200,000	Charter Communications Operating LLC /
	Charter Communications Operating Capital,
	5.38%, 5/01/47	1,244
400,000	Orange SA, 9.00%, 3/01/31	600
365,625	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (b)	368
1,000,000	Verizon Communications Inc., 4.40%, 11/01/34	1,016
280,000	Verizon Communications Inc., 4.86%, 8/21/46	291
840,000	Verizon Communications Inc., 5.25%, 3/16/37	928

		12,241

Consumer Cyclical (4%)
800,000	Air Canada 2013-1 Class C Pass Through Trust 144A, 6.63%, 5/15/18 (b)	811

30

Principal or Shares	Security Description	Value (000)

831,955	Continental Airlines 2007-1 Class B Pass
	Through Trust, 6.90%, 4/19/22	$878
730,000	Ford Motor Co., 7.45%, 7/16/31	931
1,020,000	Ford Motor Credit Co. LLC, 2.98%, 8/03/22	999
600,000	Ford Motor Credit Co. LLC, 3.10%, 5/04/23	586
400,000	Ford Motor Credit Co. LLC, 3.81%, 1/09/24	403
1,200,000	General Motors Co., 6.75%, 4/01/46	1,501
500,000	General Motors Financial Co. Inc.,
	3.20%, 7/13/20	504
475,000	General Motors Financial Co. Inc.,
	3.70%, 5/09/23	478
760,000	General Motors Financial Co. Inc.,
	4.35%, 1/17/27	775
1,171,000	ZF North America Capital Inc. 144A,
	4.50%, 4/29/22 (b)	1,211

		9,077

Consumer Non-Cyclical (8%)
600,000	Amgen Inc., 5.65%, 6/15/42	732
904,000	Anheuser-Busch InBev Worldwide Inc.,
	8.20%, 1/15/39	1,412
955,000	BAT Capital Corp. 144A, 2.76%, 8/15/22 (b)	939
135,000	Block Financial LLC, 4.13%, 10/01/20	138
700,000	Blue Cross & Blue Shield of Minnesota 144A, 3.79%, 5/01/25 (b)	688
110,000	Dignity Health, 3.13%, 11/01/22	109
740,000	Dignity Health, 4.50%, 11/01/42	722
2,150,000	Express Scripts Holding Co., 3.05%, 11/30/22	2,128
1,500,000	Land O’ Lakes Inc. 144A, 7.25% (b)(c)	1,673
570,000	Mylan NV, 3.95%, 6/15/26	567
1,050,000	Mylan NV, 5.25%, 6/15/46	1,135
1,250,000	Northwell Healthcare Inc., 4.26%, 11/01/47	1,255
175,000	Northwell Healthcare Inc., 6.15%, 11/01/43	222
945,000	Pfizer Inc., 7.20%, 3/15/39	1,420
1,050,000	Reckitt Benckiser Treasury Services PLC 144A, 2.75%, 6/26/24 (b)	1,009
640,000	Shire Acquisitions Investments Ireland DAC,
	2.40%, 9/23/21	625
2,000,000	Teva Pharmaceutical Finance Co. LLC,
	6.15%, 2/01/36 (d)	2,011
420,000	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	321

		17,106

Electric (4%)
1,050,000	Basin Electric Power Cooperative 144A,
	4.75%, 4/26/47 (b)	1,140
244,000	Berkshire Hathaway Energy Co.,
	6.13%, 4/01/36	321
650,000	Celeo Redes Operacion Chile SA 144A,
	5.20%, 6/22/47 (b)	662
1,000,000	Dominion Energy Inc., 4.10%, 4/01/21	1,031
650,000	Duke Energy Corp., 3.75%, 9/01/46	624
1,700,000	Enel Finance International NV 144A,
	3.63%, 5/25/27 (b)	1,666
500,000	Entergy Louisiana LLC, 5.00%, 7/15/44	514
740,000	Fortis Inc./Canada, 3.06%, 10/04/26	701
1,150,000	Indianapolis Power & Light Co. 144A,
	4.05%, 5/01/46 (b)	1,171

Principal or Shares	Security Description	Value (000)

376,037	Solar Star Funding LLC 144A,
	3.95%, 6/30/35 (b)	$363

		8,193

Energy (20%)
271,158	Alliance Pipeline LP/United States 144A,
	7.00%, 12/31/19 (b)	278
935,000	Boardwalk Pipelines LP, 4.45%, 7/15/27	942
1,670,000	Buckeye Partners LP, 4.13%, 12/01/27	1,641
700,000	Buckeye Partners LP, 5.85%, 11/15/43	765
1,405,000	Cenovus Energy Inc., 6.75%, 11/15/39	1,692
1,850,000	Cheniere Energy Partners LP 144A,
	5.25%, 10/01/25 (b)	1,889
1,400,000	Chesapeake Energy Corp., 5.75%, 3/15/23	1,316
960,000	Colorado Interstate Gas Co. LLC / Colorado
	Interstate Issuing Corp. 144A,
	4.15%, 8/15/26 (b)	950
475,000	Diamond Offshore Drilling Inc., 7.88%, 8/15/25	505
835,000	Enbridge Energy Partners LP, 7.38%, 10/15/45	1,149
350,000	Enbridge Energy Partners LP, 7.50%, 4/15/38	465
350,000	Encana Corp., 5.15%, 11/15/41	377
985,000	Encana Corp., 7.38%, 11/01/31	1,270
1,200,000	Energy Transfer Equity LP, 4.25%, 3/15/23	1,209
1,000,000	Energy Transfer LP, 4.15%, 10/01/20	1,029
550,000	Energy Transfer LP, 6.50%, 2/01/42	634
1,365,000	EnLink Midstream Partners LP, 5.60%, 4/01/44	1,444
1,500,000	EnLink Midstream Partners LP, (3 mo. LIBOR USD + 4.110%) 6.00%, (a)(c)(d)	1,491
1,000,000	Ensco PLC, 7.75%, 2/01/26	997
650,000	Gulf South Pipeline Co. LP, 4.00%, 6/15/22	659
850,000	Hess Corp., 5.60%, 2/15/41	935
1,000,000	Hess Corp., 7.30%, 8/15/31	1,229
750,000	Kinder Morgan Energy Partners LP,
	6.55%, 9/15/40	893
800,000	Kinder Morgan Inc./DE, (3 mo. LIBOR USD
	+ 1.280%) 3.00%, 1/15/23 (a)	813
250,000	Kinder Morgan Inc./DE 144A,
	5.00%, 2/15/21 (b)	264
1,200,000	Nabors Industries Inc., 4.63%, 9/15/21	1,179
1,650,000	Nabors Industries Inc., 5.50%, 1/15/23 (d)	1,658
375,000	Noble Holding International Ltd.,
	7.75%, 1/15/24 (d)	350
500,000	Noble Holding International Ltd. 144A,
	7.88%, 2/01/26 (b)	510
1,065,000	Oasis Petroleum Inc., 6.88%, 1/15/23 (d)	1,101
275,000	ONEOK Inc., 4.25%, 2/01/22	285
800,000	ONEOK Partners LP, 6.65%, 10/01/36	990
1,200,000	Petro-Canada, 7.88%, 6/15/26	1,514
651,400	Ras Laffan Liquefied Natural Gas Co. Ltd. II
	144A, 5.30%, 9/30/20 (b)	675
400,000	Sabine Pass Liquefaction LLC, 5.63%, 2/01/21	426
450,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	494
810,000	Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	894
895,000	SemGroup Corp. / Rose Rock Finance Corp.,
	5.63%, 11/15/23	887
350,000	Suncor Energy Inc., 6.85%, 6/01/39	489
900,000	Sunoco Logistics Partners Operations LP,
	5.40%, 10/01/47	925
2,000,000	Transocean Inc., 7.50%, 4/15/31 (d)	1,915

31 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

965,000	Western Gas Partners LP, 5.45%, 4/01/44	$1,049
700,000	Williams Cos. Inc., 3.70%, 1/15/23	698
1,800,000	Williams Cos. Inc., 7.88%, 9/01/21	2,083
		42,958
Financial Services (11%)
1,000,000	Ares Capital Corp., 3.50%, 2/10/23	975
875,000	Ares Capital Corp., 3.63%, 1/19/22	869
500,000	Ares Capital Corp., 4.88%, 11/30/18	510
975,000	Brookfield Finance Inc., 4.70%, 9/20/47	987
750,000	Carlyle Holdings Finance LLC 144A,
	3.88%, 2/01/23 (b)	759
1,000,000	Commonwealth Bank of Australia 144A,
	4.32%, 1/10/48 (b)	997
1,545,000	Credit Agricole SA 144A, (5 yr. Swap Semi
	30/360 USD + 1.644%) 4.00%, 1/10/33 (a)(b)	1,530
1,250,000	Credit Suisse Group AG 144A, (3 mo. LIBOR
	USD + 1.410%) 3.87%, 1/12/29 (a)(b)	1,245
640,000	FS Investment Corp., 4.25%, 1/15/20	648
1,185,000	ICBCIL Finance Co. Ltd. 144A,
	2.38%, 5/19/19 (b)	1,173
1,000,000	International Lease Finance Corp.,
	4.63%, 4/15/21	1,046
1,400,000	KKR Group Finance Co. III LLC 144A,
	5.13%, 6/01/44 (b)	1,515
925,000	Lloyds Banking Group PLC, 4.34%, 1/09/48	927
1,025,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR
	USD + 1.372%) 3.76%, 11/28/28 (a)(b)	1,005
1,500,000	Nationwide Building Society 144A, (USD Swap Rate 11:00 am NY 1 + 1.849%)
	4.13%, 10/18/32 (a)(b)	1,485
1,000,000	Pershing Square Holdings Ltd. 144A,
	5.50%, 7/15/22 (b)	1,044
870,000	Santander Holdings USA Inc. 144A,
	3.40%, 1/18/23 (b)	860
1,060,000	SLM Corp., 5.13%, 4/05/22	1,097
2,170,000	Sumitomo Mitsui Financial Group Inc., (3 mo. LIBOR USD + 0.740%) 2.47%, 1/17/23 (a)	2,178
250,000	Synchrony Financial, 2.70%, 2/03/20	250
250,000	Synchrony Financial, 3.75%, 8/15/21	256
1,950,000	Voya Financial Inc. 144A, (3 mo. LIBOR USD + 2.084%) 4.70%, 1/23/48 (a)(b)	1,925
		23,281
Insurance (7%)
800,000	American Financial Group Inc./OH,
	4.50%, 6/15/47	820
700,000	Aon Corp., 6.25%, 9/30/40	888
1,700,000	Athene Global Funding 144A, (3 mo. LIBOR
	USD + 1.230%) 2.92%, 7/01/22 (a)(b)	1,731
1,050,000	Enstar Group Ltd., 4.50%, 3/10/22	1,059
750,000	Fairfax U.S. Inc. 144A, 4.88%, 8/13/24 (b)	767
1,400,000	Five Corners Funding Trust 144A,
	4.42%, 11/15/23 (b)	1,490
142,000	Massachusetts Mutual Life Insurance Co. 144A, 8.88%, 6/01/39 (b)	229

Principal or Shares	Security Description	Value (000)

725,000	Nationwide Financial Services Inc. 144A,
	5.30%, 11/18/44 (b)	$832
800,000	Nationwide Mutual Insurance Co. 144A,
	9.38%, 8/15/39 (b)	1,326
500,000	New York Life Insurance Co. 144A,
	6.75%, 11/15/39 (b)	705
450,000	Pacific Life Insurance Co. 144A,
	9.25%, 6/15/39 (b)	748
2,000,000	Prudential Financial Inc., (3 mo. LIBOR USD
	+ 2.380%) 4.50%, 9/15/47 (a)	2,035
690,000	Sirius International Group Ltd. 144A,
	4.60%, 11/01/26 (b)	663
550,000	Teachers Insurance & Annuity Association of
	America 144A, 4.90%, 9/15/44 (b)	618
670,000	Transatlantic Holdings Inc., 8.00%, 11/30/39	910
		14,821
Real Estate Investment Trust (5%)
625,000	Digital Realty Trust LP, 3.40%, 10/01/20	635
475,000	Healthcare Trust of America Holdings LP,
	2.95%, 7/01/22	469
440,000	Kimco Realty Corp., 3.40%, 11/01/22	445
1,300,000	Sabra Health Care LP, 5.13%, 8/15/26	1,291
1,265,000	Scentre Group Trust 1 / Scentre Group Trust 2
	144A, 2.38%, 11/05/19 (b)	1,257
650,000	Select Income REIT, 4.25%, 5/15/24	638
700,000	Senior Housing Properties Trust,
	3.25%, 5/01/19	702
230,000	Senior Housing Properties Trust,
	6.75%, 4/15/20	243
725,000	Simon Property Group LP, 4.25%, 10/01/44	749
1,500,000	SL Green Operating Partnership LP,
	3.25%, 10/15/22	1,484
725,000	Spirit Realty LP, 4.45%, 9/15/26	710
1,300,000	VEREIT Operating Partnership LP,
	3.00%, 2/06/19	1,307
800,000	VEREIT Operating Partnership LP,
	4.60%, 2/06/24	830
875,000	WEA Finance LLC / Westfield UK & Europe
	Finance PLC 144A, 4.75%, 9/17/44 (b)	945
		11,705
Technology (2%)
635,000	Dell International LLC / EMC Corp. 144A,
	5.45%, 6/15/23 (b)	681
280,000	Dell International LLC / EMC Corp. 144A,
	8.10%, 7/15/36 (b)	357
835,000	Dell International LLC / EMC Corp. 144A,
	8.35%, 7/15/46 (b)	1,099
1,999,000	Seagate HDD Cayman 144A,
	4.88%, 3/01/24 (b)(d)	2,030
485,000	VMware Inc., 3.90%, 8/21/27	469
		4,636
Total Corporate Bond (Cost - $200,900)		204,501
Foreign Government (0%)
850,000	Mexico Government International Bond,
	4.60%, 2/10/48
	(Cost - $837)	834

32

Principal or Shares	Security Description	Value (000)

Investment Company (5%)
9,796,791	Payden Cash Reserves Money Market Fund *
	(Cost - $9,797)	$9,797

Total Investments (Cost - $213,395) (100%)		216,987
Other Assets, net of Liabilities (0%)		1,058

Net Assets (100%)		$218,045

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2018.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Perpetual security with no stated maturity date.
(d)	All or a portion of these securities are on loan. At January 31, 2018, the total market value of the Fund’s securities on loan is $6,527 the total market value of the collateral held by the Fund is $6,705. Amounts in 000s.

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Treasury 10 Year Note Future	34	Mar-18	$4,134	$(110)	$(110)
U.S. Ultra Bond Future	30	Mar-18	4,858	(64)	(64)
					(174)

Short Contracts:
U.S. 10 Year Ultra Future	112	Mar-18	(14,583)	332	332
U.S. Long Bond Future	9	Mar-18	(1,330)	37	37
U.S. Treasury 5 Year Note Future	30	Mar-18	(3,441)	58	58
					427
Total Futures					$ 253

33    Payden Mutual Funds

Schedule of Investments - January 31, 2018 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (8%)
500,000	Carlyle Global Market Strategies CLO 2016-1 Ltd. 144A, (3 mo. LIBOR USD + 3.300%) 5.04%, 4/20/27 (a)(b)	$502
1,170,000	Cedar Funding II CLO Ltd. 144A, (3 mo. LIBOR USD + 1.230%) 2.77%, 6/09/30 (a)(b)	1,180
590,000	Cedar Funding II CLO Ltd. 144A, (3 mo. LIBOR USD + 2.350%) 3.89%, 6/09/30 (a)(b)	596
198,171	Colony American Homes 2014-2 144A, (1 mo. LIBOR USD + 0.950%) 2.51%, 7/17/31 (a)(b)	199
945,391	Colony American Homes 2015-1 144A, (1 mo. LIBOR USD + 1.200%) 2.75%, 7/17/32 (a)(b)	949
691,081	Countrywide Asset-Backed Certificates, 4.78%, 10/25/46 (c)	654
1,641,750	Domino’s Pizza Master Issuer LLC 144A, (3 mo. LIBOR USD + 1.250%) 3.00%, 7/25/47 (a)(b)	1,651
298,500	Domino’s Pizza Master Issuer LLC 144A, 4.12%, 7/25/47 (b)	304
650,000	First Investors Auto Owner Trust 2016-2 144A, 2.53%, 7/15/22 (b)	643
662,893	Invitation Homes 2015-SFR3 Trust 144A, (1 mo. LIBOR USD + 1.300%) 2.86%, 8/17/32 (a)(b)	666
1,541,531	Invitation Homes 2017-SFR2 Trust 144A, (1 mo. LIBOR USD + 0.850%) 2.41%, 12/17/36 (a)(b)	1,554
400,000	LCM XX LLC 144A, (3 mo. LIBOR USD + 3.750%) 5.11%, 10/20/27 (a)(b)	406
500,000	LCM XXI LP 144A, (3 mo. LIBOR USD + 3.500%) 5.24%, 4/20/28 (a)(b)	503
1,500,000	Octagon Investment Partners 24 Ltd. 144A, (3 mo. LIBOR USD + 0.900%) 2.34%, 5/21/27 (a)(b)	1,500
500,000	Octagon Investment Partners 26 Ltd. 144A, (3 mo. LIBOR USD + 3.350%) 5.07%, 4/15/27 (a)(b)	501
865,000	Springleaf Funding Trust 2017-A 144A, 2.68%, 7/15/30 (b)	851
839,375	Taco Bell Funding LLC 144A, 3.83%, 5/25/46 (b)	849
1,600,000	Vibrant CLO VII Ltd. 144A, (3 mo. LIBOR USD + 1.270%) 3.01%, 9/15/30 (a)(b)	1,605
262,581	VOLT XXV LLC 144A, 3.50%, 6/26/45 (b)	263
1,400,000	Wendys Funding LLC 2018-1 144A, 3.88%, 3/15/48 (b)	1,409
800,000	Westlake Automobile Receivables Trust 2016-2 144A, 4.10%, 6/15/21 (b)	814

Total Asset Backed (Cost - $17,506)		17,599

Bank Loans(d) (7%)
467,035	Albertson’s LLC Term Loan B4 1L, (LIBOR USD 1-Month + 2.750%) 4.32%, 8/25/21	465
417,890	Allison Transmission Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 3.57%, 9/23/22	422
1,000,000	Aramark Services Inc. Term Loan B1 1L, (LIBOR USD 1-Month + 2.000%) 3.57%, 3/11/25	1,010

Principal or Shares	Security Description	Value (000)

1,000,000	Beacon Roofing Supply Inc. Term Loan B 1L,
	(LIBOR USD 1-Month + 2.250%)
	3.82%, 1/02/25	$1,009
500,000	Berry Global Inc. Term Loan P 1L, (LIBOR USD 1-Month + 2.000%) 3.55%, 1/06/21	504
651,583	Burlington Coat Factory Warehouse Corp. Term Loan B5 1L, (LIBOR USD 1-Month + 2.500%) 4.06%, 11/17/24	655
1,000,000	Caesars Growth Properties Holdings LLC Term Loan 1L, (LIBOR USD 1-Month + 2.750%) 4.32%, 12/22/24	1,013
484,983	CDW LLC/CDW Finance Corp. Term loan B 1L, (LIBOR USD 1-Month + 2.000%) 3.70%, 8/17/23	490
1,000,000	CSC Holdings LLC Term Loan B 1L, (LIBOR
	USD 1-Month + 2.500%) 2.50%, 1/12/26	1,009
482,500	DaVita Inc. Term Loan B 1L, (LIBOR USD
	1-Month + 2.750%) 4.00%, 6/24/21	490
954,959	Eldorado Resorts Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.250%) 3.83%, 4/17/24	963
994,987	GOBP Holdings Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.500%) 5.19%, 10/21/21	1,002
395,153	Michaels Stores Inc. Term Loan B1 1L, (LIBOR USD 1-Month + 2.750%) 4.32%, 1/28/23	398
482,753	Sabre Global Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.250%) 3.82%, 2/22/24	487
993,744	SFR Group SA Term Loan B11 1L, (LIBOR USD 1-Month + 2.750%) 2.75%, 7/18/25	958
1,000,000	Sinclair Television Group Inc. Term Loan B 1L, (LIBOR USD 3-Month + 2.500%) 2.50%, 12/12/24	1,010
997,487	Sterigenics-Nordion Holding LLC Term Loan B 1L, (LIBOR USD 1-Month + 3.000%) 4.57%, 5/15/22	1,002
800,000	Tacala Investment Corp. Term Loan B 1L, (LIBOR USD 1-Month + 3.250%) 3.25%, 2/01/25	811
1,088,227	Trinseo Materials Operating SCA Term Loan 1L, (LIBOR USD 1-Month + 2.500%) 4.07%, 9/06/24	1,100
668,472	Vantiv LLC Term Loan B3 1L, (LIBOR USD
	1-Month + 2.000%) 3.56%, 10/14/23	674
291,667	Visteon Corp. Term Loan B 1L, (LIBOR USD
	1-Month + 2.000%) 3.00%, 3/24/24	294
500,000	XPO Logistics Inc. Term Loan B 1L, (LIBOR
	USD 1-Month + 2.250%) 3.96%, 11/01/21	505
855,000	Zayo Group LLC Term Loan B2 1L, (LIBOR
	USD 1-Month + 2.250%) 3.82%, 1/19/24	861

Total Bank Loans (Cost - $17,034)		17,132

Corporate Bond (45%)
Financial (16%)
435,000	AerCap Ireland Capital DAC / AerCap Global
	Aviation Trust, 5.00%, 10/01/21	460
400,000	Aircastle Ltd., 5.50%, 2/15/22	427
200,000	Alexandria Real Estate Equities Inc.,
	2.75%, 1/15/20	200

34

Principal or Shares	Security Description	Value (000)

410,000	Ally Financial Inc., 3.25%, 11/05/18	$412
770,000	Ares Capital Corp., 3.50%, 2/10/23	751
185,000	Ares Capital Corp., 3.63%, 1/19/22	184
1,045,000	Athene Global Funding 144A,
	2.75%, 4/20/20 (b)	1,043
220,000	Athene Global Funding 144A, (3 mo. LIBOR
	USD + 1.230%) 2.92%, 7/01/22 (a)(b)	224
950,000	Bank of America Corp., (3 mo. LIBOR USD
	+ 0.660%) 2.37%, 7/21/21 (a)	944
645,000	Bank of America Corp., (3 mo. LIBOR USD
	+ 1.020%) 2.88%, 4/24/23 (a)	640
475,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A,
	2.70%, 9/09/18 (b)	477
270,000	Barclays PLC, 3.68%, 1/10/23	272
610,000	BPCE SA, (3 mo. LIBOR USD + 0.880%)
	2.36%, 5/31/22 (a)	619
600,000	BPCE SA 144A, (3 mo. LIBOR USD + 1.220%) 2.67%, 5/22/22 (a)(b)	612
300,000	Capital One Bank USA NA, 2.30%, 6/05/19	299
360,000	Carlyle Holdings Finance LLC 144A,
	3.88%, 2/01/23 (b)	365
400,000	Citigroup Inc., (3 mo. LIBOR USD + 0.950%) 2.88%, 7/24/23 (a)	394
750,000	Citigroup Inc., 2.90%, 12/08/21	748
375,000	Citigroup Inc., 4.45%, 9/29/27	392
130,000	Citigroup Inc., (3 mo. LIBOR USD + 4.480%) 6.13%, (a)(e)	138
750,000	Citizens Bank NA/Providence RI,
	2.55%, 5/13/21	743
510,000	Compass Bank, 2.88%, 6/29/22	500
750,000	Cooperatieve Rabobank UA, 4.63%, 12/01/23	795
900,000	Credit Suisse Group Funding Guernsey Ltd.,
	3.80%, 9/15/22	919
415,000	Crown Castle International Corp.,
	2.25%, 9/01/21	405
400,000	Discover Bank, 3.10%, 6/04/20	402
425,000	Enstar Group Ltd., 4.50%, 3/10/22	429
850,000	Export-Import Bank of India, 3.88%, 10/02/19	865
770,000	Five Corners Funding Trust 144A,
	4.42%, 11/15/23 (b)	819
250,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 1.270%) 2.96%, 3/28/22 (a)	254
740,000	Ford Motor Credit Co. LLC, 2.98%, 8/03/22	725
630,000	Ford Motor Credit Co. LLC, 3.81%, 1/09/24	634
235,000	FS Investment Corp., 4.25%, 1/15/20	238
705,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.550%) 3.27%, 1/14/22 (a)	726
400,000	General Motors Financial Co. Inc.,
	3.70%, 5/09/23	403
500,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 3.600%) 5.75%, (a)(e)	518
1,135,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD + 1.110%) 2.86%, 4/26/22 (a)	1,154
530,000	HSBC USA Inc., 2.00%, 8/07/18	530
280,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.75%, 2/01/24	292

Principal or Shares	Security Description	Value (000)

475,000	International Lease Finance Corp.,
	4.63%, 4/15/21	$497
360,000	KeyCorp, 2.90%, 9/15/20	361
250,000	Lloyds Banking Group PLC, (3 mo. LIBOR USD + 0.810%) 2.91%, 11/07/23 (a)	244
630,000	Lloyds Banking Group PLC, 3.00%, 1/11/22	626
150,000	Macquarie Group Ltd. 144A, 3.00%, 12/03/18 (b)	151
555,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR
	USD + 1.020%) 3.19%, 11/28/23 (a)(b)	545
600,000	Mizuho Bank Ltd. 144A, 2.40%, 3/26/20 (b)	596
235,000	Mizuho Financial Group Inc. 144A,
	2.63%, 4/12/21 (b)	232
1,190,000	Morgan Stanley, (3 mo. LIBOR USD + 1.220%) 2.62%, 5/08/24 (a)	1,227
980,000	Morgan Stanley, (3 mo. LIBOR USD + 0.930%) 2.67%, 7/22/22 (a)	993
800,000	Navient Corp., 5.00%, 10/26/20	815
400,000	Nuveen Finance LLC 144A, 2.95%, 11/01/19 (b)	403
580,000	Realogy Group LLC / Realogy Co.-Issuer Corp. 144A, 4.88%, 6/01/23 (b)	577
600,000	Royal Bank of Scotland Group PLC, (3 mo.
	LIBOR USD + 1.470%) 2.89%, 5/15/23 (a)	616
500,000	Royal Bank of Scotland Group PLC, (3 mo.
	LIBOR USD + 1.480%) 3.50%, 5/15/23 (a)	499
600,000	Santander Holdings USA Inc., 2.65%, 4/17/20	598
850,000	Santander Holdings USA Inc. 144A,
	3.70%, 3/28/22 (b)	859
250,000	Santander UK Group Holdings PLC,
	3.57%, 1/10/23	251
168,000	Scentre Group Trust 1 / Scentre Group Trust 2
	144A, 2.38%, 11/05/19 (b)	167
450,000	Senior Housing Properties Trust,
	4.75%, 5/01/24	465
160,000	Senior Housing Properties Trust,
	6.75%, 4/15/20	169
580,000	SLM Corp., 5.13%, 4/05/22	600
675,000	Sumitomo Mitsui Financial Group Inc.,
	2.78%, 7/12/22	664
245,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20 (b)	243
150,000	Synchrony Financial, 3.75%, 8/15/21	153
455,000	VEREIT Operating Partnership LP,
	3.00%, 2/06/19	458
505,000	VEREIT Operating Partnership LP,
	4.60%, 2/06/24	524
1,000,000	VFH Parent LLC / Orchestra Co.-Issuer Inc.
	144A, 6.75%, 6/15/22 (b)	1,055
500,000	WEA Finance LLC / Westfield UK & Europe
	Finance PLC 144A, 2.70%, 9/17/19 (b)	502

		36,042

Industrial (23%)
430,000	1011778 BC ULC / New Red Finance Inc. 144A, 5.00%, 10/15/25 (b)	433
850,000	Abbott Laboratories, 3.40%, 11/30/23	857
180,000	AbbVie Inc., 2.30%, 5/14/21	177
300,000	AbbVie Inc., 2.50%, 5/14/20	299
300,000	AbbVie Inc., 3.20%, 11/06/22	301

35 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

300,000	Albertsons Companies LLC / Safeway Inc. / New Albertson’s Inc. / Albertson’s LLC,
	6.63%, 6/15/24	$286
8,700,000	America Movil SAB de CV, 6.00%, 6/09/19
	MXN (f)	455
200,893	American Airlines 2013-2 Class B Pass Through Trust 144A, 5.60%, 7/15/20 (b)	207
300,000	American Axle & Manufacturing Inc.,
	6.25%, 3/15/21	307
700,000	Amgen Inc., 3.63%, 5/15/22	719
700,000	Anglo American Capital PLC 144A,
	3.63%, 9/11/24 (b)	695
400,000	Anglo American Capital PLC 144A,
	4.13%, 4/15/21 (b)	410
900,000	Anthem Inc., 2.95%, 12/01/22	891
800,000	AT&T Inc., 3.40%, 5/15/25	780
600,000	AT&T Inc., 3.80%, 3/01/24	607
600,000	BAE Systems Holdings Inc. 144A,
	2.85%, 12/15/20 (b)	599
500,000	Baker Hughes a GE Co. LLC / Baker Hughes
	Co.-Obligor Inc. 144A, 2.77%, 12/15/22 (b)	493
415,000	BAT Capital Corp. 144A, 2.76%, 8/15/22 (b)	408
410,000	BAT Capital Corp. 144A, 3.22%, 8/15/24 (b)	404
350,000	Baxalta Inc., 2.88%, 6/23/20	351
140,000	Becton Dickinson and Co., 2.89%, 6/06/22	138
280,000	Becton Dickinson and Co., 3.36%, 6/06/24	276
500,000	Blue Cross & Blue Shield of Minnesota 144A, 3.79%, 5/01/25 (b)	491
580,000	Boise Cascade Co. 144A, 5.63%, 9/01/24 (b)	609
500,000	Braskem Finance Ltd., 6.45%, 2/03/24	567
300,000	BWAY Holding Co. 144A, 7.25%, 4/15/25 (b)	314
750,000	Canadian Natural Resources Ltd.,
	2.95%, 1/15/23	741
300,000	CCO Holdings LLC / CCO Holdings Capital
	Corp., 5.75%, 9/01/23	308
200,000	Change Healthcare Holdings LLC / Change
	Healthcare Finance Inc. 144A,
	5.75%, 3/01/25 (b)	204
560,000	Cheniere Corpus Christi Holdings LLC,
	5.88%, 3/31/25	604
1,000,000	Churchill Downs Inc. 144A, 4.75%, 1/15/28 (b)	991
145,000	CNH Industrial Capital LLC, 3.63%, 4/15/18	146
430,000	CommScope Inc. 144A, 5.00%, 6/15/21 (b)	440
600,000	Continental Resources Inc./OK 144A,
	4.38%, 1/15/28 (b)	599
400,000	Continental Resources Inc./OK, 5.00%, 9/15/22	406
755,000	Danone SA 144A, 2.59%, 11/02/23 (b)	731
300,000	DaVita Inc., 5.13%, 7/15/24	303
1,265,000	Dell International LLC / EMC Corp. 144A,
	4.42%, 6/15/21 (b)	1,313
800,000	Dell International LLC / EMC Corp. 144A,
	5.45%, 6/15/23 (b)	858
165,000	Delta Air Lines Inc., 2.88%, 3/13/20	165
500,000	DISH DBS Corp., 5.88%, 11/15/24	476
720,000	Dow Chemical Co., 3.50%, 10/01/24	730
900,000	Express Scripts Holding Co., (3 mo. LIBOR USD + 0.750%) 2.23%, 11/30/20 (a)	901

Principal or Shares	Security Description	Value (000)

450,000	GATX Corp., 2.50%, 3/15/19	$449
410,000	Golden Nugget Inc. 144A, 8.75%, 10/01/25 (b)	439
500,000	HCA Inc., 5.88%, 5/01/23	537
270,000	Hill-Rom Holdings Inc. 144A,
	5.00%, 2/15/25 (b)	275
300,000	HPHT Finance 15 Ltd. 144A,
	2.25%, 3/17/18 (b)	300
500,000	Keysight Technologies Inc., 3.30%, 10/30/19	502
400,000	L Brands Inc., 5.63%, 10/15/23 (g)	428
525,425	Latam Airlines 2015-1 Pass Through Trust A,
	4.20%, 11/15/27	531
1,000,000	Lennar Corp. 144A, 4.75%, 11/29/27 (b)	1,015
420,000	Level 3 Parent LLC, 5.75%, 12/01/22	425
470,000	LifePoint Health Inc., 5.50%, 12/01/21	480
560,000	Marathon Oil Corp., 4.40%, 7/15/27	581
530,000	Meritage Homes Corp., 5.13%, 6/06/27	538
590,000	Mondelez International Holdings Netherlands
	BV 144A, 2.00%, 10/28/21 (b)	570
700,000	Mosaic Co./The, 3.25%, 11/15/22	697
635,000	Mylan NV, 3.15%, 6/15/21	635
300,000	New Red Finance Inc. 144A, 4.63%, 1/15/22 (b)	307
775,000	Nissan Motor Acceptance Corp. 144A,
	2.15%, 7/13/20 (b)	765
1,050,000	Northwell Healthcare Inc., 4.26%, 11/01/47	1,054
600,000	NOVA Chemicals Corp. 144A,
	5.25%, 6/01/27 (b)	600
430,000	Orange SA, 1.63%, 11/03/19	423
250,000	Orange SA, 9.00%, 3/01/31	375
500,000	Penske Automotive Group Inc.,
	5.38%, 12/01/24	507
475,000	Pernod Ricard SA 144A, 4.25%, 7/15/22 (b)	497
235,000	QEP Resources Inc., 5.38%, 10/01/22	244
620,000	QUALCOMM Inc., (3 mo. LIBOR USD
	+ 0.730%) 2.50%, 1/30/23 (a)	621
400,000	Reckitt Benckiser Treasury Services PLC 144A, 2.75%, 6/26/24 (b)	384
500,000	Regal Entertainment Group, 5.75%, 3/15/22	516
230,000	Ryder System Inc., 2.50%, 5/11/20	229
260,000	Seagate HDD Cayman 144A, 4.88%, 3/01/24 (b)	264
555,000	Shire Acquisitions Investments Ireland DAC,
	2.40%, 9/23/21	542
450,000	Sirius XM Radio Inc. 144A, 5.00%, 8/01/27 (b)	450
235,000	SM Energy Co., 6.13%, 11/15/22	245
885,000	SMBC Aviation Capital Finance DAC 144A,
	2.65%, 7/15/21 (b)	868
275,000	Smithfield Foods Inc. 144A, 3.35%, 2/01/22 (b)	272
400,000	SoftBank Group Corp. 144A, 4.50%, 4/15/20 (b)	408
480,000	Solvay Finance America LLC 144A,
	3.40%, 12/03/20 (b)	488
400,000	Sonic Automotive Inc., 5.00%, 5/15/23	391
500,000	Southwest Airlines Co., 2.75%, 11/06/19	502
290,000	Sprint Communications Inc, 6.00%, 11/15/22	290
300,000	Sprint Corp., 7.88%, 9/15/23	319
1,000,000	Standard Industries Inc./NJ 144A,
	4.75%, 1/15/28 (b)	998
300,000	Tenet Healthcare Corp., 8.13%, 4/01/22	311
1,280,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	1,194

36

Principal or Shares	Security Description	Value (000)

500,000	Thermo Fisher Scientific Inc., 3.30%, 2/15/22	$506
500,000	Time Warner Cable LLC., 6.75%, 7/01/18	509
680,000	Time Warner Inc., 4.70%, 1/15/21	716
860,000	United Continental Holdings Inc.,
	5.00%, 2/01/24	873
1,000,000	United Rentals North America Inc.,
	4.63%, 10/15/25	1,018
600,000	United Rentals North America Inc.,
	5.88%, 9/15/26	645
600,000	Valeant Pharmaceuticals International Inc. 144A, 7.50%, 7/15/21 (b)	604
800,000	VeriSign Inc., 4.75%, 7/15/27	810
825,000	Verizon Communications Inc., 4.13%, 8/15/46	774
640,000	Verizon Communications Inc., 5.15%, 9/15/23	703
350,000	VMware Inc., 2.95%, 8/21/22	338
165,000	WestRock MWV LLC, 7.38%, 9/01/19	177
235,000	Whiting Petroleum Corp., 5.75%, 3/15/21	244
220,000	WPX Energy Inc., 7.50%, 8/01/20	239
430,000	XPO Logistics Inc. 144A, 6.13%, 9/01/23 (b)	455

		53,067

Utility (6%)
815,000	Cenovus Energy Inc., 5.70%, 10/15/19	852
550,000	Colorado Interstate Gas Co. LLC / Colorado
	Interstate Issuing Corp. 144A,
	4.15%, 8/15/26 (b)	544
275,000	Comision Federal de Electricidad 144A,
	4.88%, 5/26/21 (b)	289
700,000	Comision Federal de Electricidad 144A,
	4.88%, 1/15/24 (b)	735
800,000	Dominion Energy Inc., 4.10%, 4/01/21	825
430,000	Emera U.S. Finance LP, 2.70%, 6/15/21	426
260,000	Enbridge Inc., 2.90%, 7/15/22	256
465,000	Encana Corp., 5.15%, 11/15/41	501
750,000	Energy Transfer Equity LP, 4.25%, 3/15/23	756
370,000	Energy Transfer Partners LP / Regency Energy Finance Corp., 5.00%, 10/01/22	391
500,000	Entergy Louisiana LLC, 5.00%, 7/15/44	513
500,000	Enviva Partners LP / Enviva Partners Finance
	Corp., 8.50%, 11/01/21	536
615,000	EQT Corp., 3.00%, 10/01/22	602
725,000	KazMunayGas National Co. JSC 144A,
	6.38%, 4/09/21 (b)	786
400,000	MEG Energy Corp. 144A, 6.50%, 1/15/25 (b)	392
900,000	Nabors Industries Inc., 4.63%, 9/15/21	884
600,000	ONEOK Inc., 4.00%, 7/13/27	605
510,000	Sabine Pass Liquefaction LLC, 5.63%, 2/01/21	544
450,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	494
250,000	Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	276
845,000	Sinopec Group Overseas Development 2012 Ltd. 144A, 3.90%, 5/17/22 (b)	865
300,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 3/01/27	296
1,200,000	Transocean Inc. 144A, 9.00%, 7/15/23 (b)	1,322

		13,690

Total Corporate Bond (Cost - $102,930)		102,799

Principal or Shares	Security Description	Value (000)
Foreign Government (7%)
1,100,000	Argentine Republic Government International
	Bond, 5.88%, 1/11/28	$1,072
650,000	Brazilian Government International Bond,
	2.63%, 1/05/23	624
955,000	Croatia Government International Bond 144A, 6.38%, 3/24/21 (b)	1,043
910,000	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (b)	990
430,000	Georgia Government International Bond 144A, 6.88%, 4/12/21 (b)	472
950,000	Guatemala Government Bond 144A, 5.75%, 6/06/22 (b)	1,018
500,000	Honduras Government International Bond 144A, 8.75%, 12/16/20 (b)	565
566,000	Hungary Government International Bond, 4.13%, 2/19/18	567
460,000	Indonesia Government International Bond 144A, 5.88%, 3/13/20 (b)	490
355,000	Indonesia Government International Bond, 5.88%, 3/13/20 (h)	378
645,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (b)	665
800,000	Nigeria Government International Bond, 5.13%, 7/12/18 (h)	808
500,000	Oman Government International Bond 144A, 5.63%, 1/17/28 (b)	504
520,000	Perusahaan Penerbit SBSN Indonesia III 144A, 3.40%, 3/29/22 (b)	523
560,000	Provincia de Buenos Aires/Argentina 144A, 5.75%, 6/15/19 (b)	573
450,000	Republic of Armenia International Bond 144A, 6.00%, 9/30/20 (b)	476
642,000	Romanian Government International Bond 144A, 6.75%, 2/07/22 (b)	729
665,000	Saudi Government International Bond 144A, 3.25%, 10/26/26 (b)	643
1,000,000	Saudi Government International Bond 144A, 3.63%, 3/04/28 (b)	979
800,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	912
1,000,000	Serbia International Bond 144A, 4.88%, 2/25/20 (b)	1,034
450,000	Sri Lanka Government International Bond 144A, 5.88%, 7/25/22 (b)	470
450,000	Turkey Government International Bond, 5.63%, 3/30/21	472
1,000,000	Vietnam Government International Bond 144A, 6.75%, 1/29/20 (b)	1,068

Total Foreign Government (Cost - $16,902)		17,075

Mortgage Backed (12%)
165,707	Alternative Loan Trust 2005-47CB, 5.50%, 10/25/35	144
187,169	Alternative Loan Trust 2005-54CB, 5.13%, 11/25/35	163
311,724	Alternative Loan Trust 2007-9T1, 6.00%, 5/25/37	239

37 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

447,119	American Home Mortgage Investment Trust 2006-3, (6 mo. LIBOR USD + 1.750%) 3.59%, 12/25/36 (a)	$364
300,552	Banc of America Funding 2005-H Trust, 3.54%, 11/20/35 (c)	270
516,602	BCAP LLC Trust 2007-AA2, 6.00%, 4/25/37	451
239,290	CHL Mortgage Pass-Through Trust 2004-29, 2.49%, 2/25/35 (c)	202
233,015	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 5/25/43 (b)(c)	225
116,220	CSMC Mortgage-Backed Trust 2006-7, 6.00%, 8/25/36	96
902,521	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.550%) 2.11%, 1/25/30 (a)	904
888,748	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.950%) 2.51%, 10/25/29 (a)	896
468,518	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.900%) 4.46%, 7/25/24 (a)	500
490,143	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 3.000%) 4.56%, 7/25/24 (a)	526
868,492	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 5.000%) 6.56%, 7/25/25 (a)	962
372,452	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 5.700%) 7.26%, 4/25/28 (a)	430
499,814	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.250%) 11.81%, 1/25/29 (a)	701
774,361	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 11.750%) 13.31%, 10/25/28 (a)	1,156
499,521	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 12.250%) 13.81%, 9/25/28 (a)	771
1,825,000	Freddie Mac Multifamily Structured Pass Through Certificates, 2.45%, 8/25/23	1,795
950,000	Freddie Mac Multifamily Structured Pass Through Certificates, 3.32%, 2/25/23 (c)	975
1,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 3.600%) 5.16%, 4/25/24 (a)	1,120
600,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%) 6.16%, 12/25/42 (a)	638
498,933	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 7.550%) 9.11%, 12/25/27 (a)	628
245,212	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 7.950%) 9.51%, 5/25/25 (a)	302
499,010	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 8.800%) 10.36%, 3/25/28 (a)	637

Principal or Shares	Security Description	Value (000)

499,063	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 9.350%) 10.91%, 4/25/28 (a)	$673
332,656	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 10.500%) 12.06%, 5/25/28 (a)	463
244,357	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 10.750%) 12.31%, 3/25/25 (a)	337
499,426	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%) 12.81%, 12/25/28 (a)	720
249,980	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%) 12.81%, 10/25/29 (a)	278
930,209	FREMF 2017-KF32 Mortgage Trust 144A, (1 mo. LIBOR USD + 2.550%) 3.92%, 5/25/24 (a)(b)	944
419,716	GSMPS Mortgage Loan Trust 2005-RP2 144A, (1 mo. LIBOR USD + 0.350%) 1.91%, 3/25/35 (a)(b)	387
66,999	JP Morgan Mortgage Trust 2006-A4, 3.70%, 6/25/36 (c)	64
300,242	JP Morgan Mortgage Trust 2014-2 144A, 3.00%, 6/25/29 (b)(c)	299
497,417	JP Morgan Seasoned Mortgage Trust 2014-1 144A, (1 mo. LIBOR USD + 0.500%) 2.06%, 5/25/33 (a)(b)	495
140,352	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (b)(c)	143
133,533	New Residential Mortgage Loan Trust 2015-1 144A, 3.75%, 5/28/52 (b)(c)	136
539,795	New Residential Mortgage Loan Trust 2015-2 144A, 3.75%, 8/25/55 (b)(c)	549
999,771	New Residential Mortgage Loan Trust 2017-4 144A, 4.00%, 5/25/57 (b)(c)	1,025
1,754,733	New Residential Mortgage Loan Trust 2017-5 144A, (1 mo. LIBOR USD + 1.500%) 3.06%, 6/25/57 (a)(b)	1,811
164,277	PHH Alternative Mortgage Trust Series 2007-1, 6.00%, 2/25/37	150
241,471	RFMSI Series 2006-SA2 Trust, 4.50%, 8/25/36 (c)	205
1,000,000	Seasoned Credit Risk Transfer Trust Series 2017-1 144A, 3.00%, 9/25/55 (b)(c)	992
553,205	Sequoia Mortgage Trust 2017-CH1 144A, 3.50%, 8/25/47 (b)(c)	555
291,572	WaMu Mortgage Pass Through Certificates, 3.22%, 9/25/36 (c)	284
736,146	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust, 3.29%, 2/25/37 (c)	724

Total Mortgage Backed (Cost - $24,452)		26,329

Municipal (2%)
650,000	California Pollution Control Financing Authority 144A, 5.00%, 7/01/37 (b)	705

38

Principal or Shares	Security Description	Value (000)

595,000	California Pollution Control Financing Authority 144A, 5.00%, 11/21/45 (b)	$597
250,000	District of Columbia Water & Sewer Authority, 4.81%, 10/01/14	281
1,500,000	Municipal Improvement Corp. of Los Angeles, 3.43%, 11/01/21	1,531
1,000,000	New York Transportation Development Corp., 5.00%, 7/01/41	1,081

Total Municipal (Cost - $4,191)		4,195

U.S. Treasury (16%)
1,800,000	U.S. Treasury Bond, 2.75%, 11/15/47	1,732
4,360,000	U.S. Treasury Note, 1.13%, 2/28/19	4,321
570,000	U.S. Treasury Note, 1.25%, 11/15/18 (i)	567
1,810,000	U.S. Treasury Note, 1.38%, 6/30/23	1,701
11,675,000	U.S. Treasury Note, 1.63%, 5/15/26	10,737
4,600,000	U.S. Treasury Note, 1.88%, 1/31/22	4,501
9,870,000	U.S. Treasury Note, 2.00%, 11/30/22	9,638
2,790,000	U.S. Treasury Note, 2.25%, 8/15/27	2,680

Total U.S. Treasury (Cost - $36,910)		35,877

Stocks (3%)
Master Limited Partnership (1%)
13,300	Antero Midstream Partners LP	405
19,200	Enterprise Products Partners LP	530
7,400	Magellan Midstream Partners LP	528
11,700	Spectra Energy Partners LP	500
12,300	Williams Partners LP	515

		2,478

Preferred Stock (1%)
7,500	Bank of America Corp., 6.50%	196
6,650	BB&T Corp., 5.63% (g)	172
8,000	Charles Schwab Corp., 5.95%	210
8,000	First Republic Bank, 5.50% (g)	203
3,840	Goldman Sachs Group Inc., 6.30% (g)	102
3,550	US Bancorp, 6.50%	98
270	Wells Fargo & Co., 7.50%	346

		1,327

Real Estate Investment Trust (1%)
4,600	CoreSite Realty Corp.	498
5,000	Crown Castle International Corp.	564
8,500	Prologis Inc.	554
2,300	Public Storage	450

		2,066

Total Stocks (Cost - $5,500)		5,871

Investment Company (3%)
6,304,443	Payden Cash Reserves Money Market Fund *
	(Cost - $6,304)	6,304

Total Investments (Cost - $231,729) (103%)		233,181
Liabilities in excess of Other Assets (-3%)		(6,720)

Net Assets (100%)		$226,461

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2018.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2018. The stated maturity is subject to prepayments.
(e)	Perpetual security with no stated maturity date.
(f)	Principal in foreign currency.
(g)	All or a portion of these securities are on loan. At January 31, 2018, the total market value of the Fund’s securities on loan is $702 and the total market value of the collateral held by the Fund is $722. Amounts in 000s.
(h)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(i)	All or a portion of the security is pledged to cover futures contract margin requirements.

39 Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency sold (000)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
AUD 2,293	USD 1,802	Barclays Bank PLC	04/13/2018	$ 45
BRL 1,835	USD 557	State Street Bank & Trust Co.	02/16/2018	18
CAD 2,235	USD 1,813	Barclays Bank PLC	04/13/2018	5
EUR 1,492	USD 1,811	BNP PARIBAS	04/12/2018	50
EUR 2,329	USD 2,902	BNP PARIBAS	04/13/2018	3
EUR 1,023	USD 1,226	Citibank, N.A.	02/08/2018	45
EUR 3,404	USD 4,039	State Street Bank & Trust Co.	03/19/2018	201
IDR 15,186,000	USD 1,101	Barclays Bank PLC	04/24/2018	26
JPY 381,700	USD 3,476	Citibank, N.A.	04/26/2018	38
JPY 451,100	USD 4,085	State Street Bank & Trust Co.	03/19/2018	58
NOK 20,133	USD 2,606	HSBC Bank USA, N.A.	04/27/2018	13
RUB 68,460	USD 1,195	HSBC Bank USA, N.A.	04/17/2018	12
USD 1,856	AUD 2,293	Barclays Bank PLC	04/13/2018	8
				522
Liabilities:
IDR 15,774,000	USD 1,173	Barclays Bank PLC	04/24/2018	(2)
MYR 4,496	USD 1,162	Barclays Bank PLC	05/30/2018	(13)
USD 315	MXN 6,100	Barclays Bank PLC	03/16/2018	(11)
USD 1,804	CAD 2,235	Barclays Bank PLC	04/13/2018	(15)
USD 2,905	CHF 2,701	BNP PARIBAS	04/13/2018	(13)
USD 1,238	EUR 1,023	Citibank, N.A.	02/08/2018	(33)
USD 3,482	CHF 3,319	Citibank, N.A.	04/26/2018	(108)
USD 2,615	EUR 2,095	HSBC Bank USA, N.A.	04/27/2018	(1)
USD 4,180	EUR 3,404	State Street Bank & Trust Co.	03/19/2018	(59)
USD 4,034	JPY 451,100	State Street Bank & Trust Co.	03/19/2018	(110)
				(365)
Net Unrealized Appreciation (Depreciation)				$ 157

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. 10 Year Ultra Future	23	Mar-18	$2,995	$(86)	$(86)
U.S. Treasury 5 Year Note Future	62	Mar-18	7,112	(129)	(129)

					(215)

Short Contracts:
Euro-Bund Future	36	Mar-18	(7,099)	163	163
U.S. Long Bond Future	21	Mar-18	(3,104)	112	112
U.S. Treasury 10 Year Note Future	43	Mar-18	(5,228)	137	137

					412

Total Futures					$197

Open Centrally Cleared Credit Default Swaps Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (000s)
Protection Bought (Relevant Credit: Markit CDX, North America	12/20/2022	$(4,500)	$(376)	$(402)	$26
High Yield Series 29 Index), Pay 5% Quarterly, Receive upon credit default

41    Payden Mutual Funds

Schedule of Investments - January 31, 2018 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (20%)
500,000	Allegro CLO III Ltd. 144A, (3 mo. LIBOR USD + 0.840%) 2.59%, 7/25/27 (a)(b)	$ 500
635,000	ALM XVI Ltd./ALM XVI LLC 144A, (3 mo. LIBOR USD + 1.050%) 2.77%, 7/15/27 (a)(b)	635
300,000	Apidos CLO 144A, (3 mo. LIBOR USD
	+ 3.800%) 5.54%, 10/20/27 (a)(b)	304
550,000	Babson CLO Ltd. 144A, (3 mo. LIBOR USD + 3.450%) 5.19%, 4/20/27 (a)(b)	558
450,000	Blackrock European CLO III DAC 144A, (3 mo. EURIBOR + 0.850%) 0.85%, 4/15/30 EUR (a)(b)(c)	561
450,000	Blackrock European CLO IV DAC 144A, (3 mo. EURIBOR + 0.850%) 0.85%, 7/15/30 EUR (a)(b)(c)	563
350,000	BlueMountain CLO 2014-2 Ltd. 144A, (3 mo. LIBOR USD + 0.930%) 2.67%, 7/20/26 (a)(b)	350
500,000	BlueMountain CLO 2014-4 Ltd. 144A, (3 mo. LIBOR USD + 1.350%) 2.82%, 11/30/26 (a)(b)	500
600,000	Carlyle Global Market Strategies CLO 2015-1 Ltd. 144A, (3 mo. LIBOR USD + 1.000%) 2.74%, 4/20/27 (a)(b)	600
250,000	Carlyle Global Market Strategies CLO 2015-2 Ltd. 144A, (3 mo. LIBOR USD + 1.470%) 3.23%, 4/27/27 (a)(b)	250
450,000	Carlyle Global Market Strategies Euro CLO 2015-2 DAC 144A, (3 mo. EURIBOR + 0.730%) 0.73%, 9/21/29 EUR (a)(b)(c)	560
610,000	Cedar Funding II CLO Ltd. 144A, (3 mo. LIBOR USD + 1.230%) 2.77%, 6/09/30 (a)(b)	615
605,178	Cent CLO LP 144A, (3 mo. LIBOR USD
	+ 1.120%) 2.86%, 7/23/25 (a)(b)	607
380,000	CIFC Funding 2014-III Ltd. 144A, (3 mo.
	LIBOR USD + 0.950%) 2.69%, 7/22/26 (a)(b)	380
380,000	CIFC Funding 2014-V Ltd. 144A, (3 mo. LIBOR USD + 1.400%) 3.13%, 1/17/27 (a)(b)	381
172,360	Colony American Homes 2014-1 144A, (1 mo. LIBOR USD + 1.150%) 2.71%, 5/17/31 (a)(b)	173
297,256	Colony American Homes 2014-2 144A, (1 mo. LIBOR USD + 0.950%) 2.51%, 7/17/31 (a)(b)	298
160,716	Colony American Homes 2015-1 144A, (1 mo. LIBOR USD + 1.200%) 2.75%, 7/17/32 (a)(b)	161
576,656	Colony Starwood Homes 2016-2 Trust 144A, (1 mo. LIBOR USD + 1.250%) 2.81%, 12/17/33 (a)(b)	580
950,236	Countrywide Asset-Backed Certificates,
	4.78%, 10/25/46 (d)	899
895,500	Domino’s Pizza Master Issuer LLC 144A, (3 mo. LIBOR USD + 1.250%) 3.00%, 7/25/47 (a)(b)	901
895,500	Domino’s Pizza Master Issuer LLC 144A,
	3.08%, 7/25/47 (b)	888
670,000	Drive Auto Receivables Trust 2016-B 144A, 4.53%, 8/15/23 (b)	688
520,000	Dryden 31 Senior Loan Fund 144A, (3 mo. LIBOR USD + 1.080%) 2.81%, 4/18/26 (a)(b)	521
450,000	Dryden 31 Senior Loan Fund 144A, (3 mo. LIBOR USD + 3.350%) 5.08%, 4/18/26 (a)(b)	452

Principal or Shares	Security Description	Value (000)

650,000	Dryden 39 Euro CLO 2015 BV 144A, (3 mo.
	EURIBOR + 0.870%) 0.87%, 10/15/31
	EUR (a)(b)(c)	$817
590,000	First Investors Auto Owner Trust 2016-1 144A,
	4.70%, 4/18/22 (b)	601
289,981	Invitation Homes 2015-SFR2 Trust 144A, (1
	mo. LIBOR USD + 1.350%)
	2.91%, 6/17/32 (a)(b)	291
600,000	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD + 0.950%) 2.69%, 4/21/25 (a)(b)	600
250,000	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD + 1.450%) 3.19%, 4/21/25 (a)(b)	250
250,000	Madison Park Funding XIII Ltd. 144A, (3 mo.
	LIBOR USD + 1.110%) 2.85%, 1/19/25 (a)(b)	250
480,000	Madison Park Funding XIV Ltd. 144A, (3 mo.
	LIBOR USD + 1.120%) 2.86%, 7/20/26 (a)(b)	481
400,000	Magnetite IX Ltd. 144A, (3 mo. LIBOR USD
	+ 1.500%) 3.25%, 7/25/26 (a)(b)	402
690,000	New Residential Mortgage Trust 2018-1 144A,
	4.00%, 12/25/57 (b)(d)	705
520,000	Octagon Investment Partners 24 Ltd. 144A, (3
	mo. LIBOR USD + 0.900%)
	2.34%, 5/21/27 (a)(b)	520
250,000	Octagon Investment Partners 24 Ltd. 144A, (3
	mo. LIBOR USD + 1.350%)
	2.79%, 5/21/27 (a)(b)	250
365,156	Octagon Investment Partners XVII Ltd. 144A, (3 mo. LIBOR USD + 1.000%)
	2.75%, 10/25/25 (a)(b)	366
450,000	OHA Credit Partners XI Ltd. 144A, (3 mo.
	LIBOR USD + 4.300%) 6.04%, 10/20/28 (a)(b)	457
450,000	Prestige Auto Receivables Trust 2016-1 144A,
	5.15%, 11/15/21 (b)	460
450,000	Shackleton 2015-VIII CLO Ltd. 144A, (3 mo.
	LIBOR USD + 0.920%) 2.66%, 10/20/27 (a)(b)	450
500,000	Springleaf Funding Trust 2017-A 144A,
	2.68%, 7/15/30 (b)	492
597,816	Starwood Waypoint Homes 2017-1 Trust 144A, (1 mo. LIBOR USD + 0.950%)
	2.51%, 1/17/35 (a)(b)	603
790,000	Taco Bell Funding LLC 144A,
	3.83%, 5/25/46 (b)	799
720,000	Thacher Park CLO Ltd. 144A, (3 mo. LIBOR
	USD + 1.160%) 2.90%, 10/20/26 (a)(b)	721
250,000	THL Credit Wind River 2015-2 CLO Ltd. 144A, (3 mo. LIBOR USD + 0.870%) 2.59%, 10/15/27 (a)(b)	250
370,000	Venture XVII CLO Ltd. 144A, (3 mo. LIBOR
	USD + 1.080%) 2.80%, 7/15/26 (a)(b)	370
900,000	Vibrant CLO VII Ltd. 144A, (3 mo. LIBOR USD + 1.270%) 3.01%, 9/15/30 (a)(b)	903
60,596	VOLT XXV LLC 144A, 3.50%, 6/26/45 (b)	61
625,000	Westlake Automobile Receivables Trust 2016-1 144A, 4.55%, 9/15/21 (b)	638

42

Principal or Shares	Security Description	Value (000)

250,000	Westlake Automobile Receivables Trust 2016-2 144A, 4.10%, 6/15/21 (b)	$ 254
160,000	Westlake Automobile Receivables Trust 2018-1 144A, 3.41%, 5/15/23 (b)	160

Total Asset Backed (Cost - $24,793)		25,076

Bank Loans(e) (3%)
149,625	Air Canada Term Loan B 1L, (LIBOR USD 1-Month + 2.250%) 3.74%, 10/06/23	151
500,000	Aramark Services Inc. Term Loan B1 1L, (LIBOR USD 1-Month + 2.000%) 3.57%, 3/11/25	505
350,000	Berry Global Inc. Term Loan P 1L, (LIBOR USD 1-Month + 2.000%) 3.55%, 1/06/21	353
400,258	Burlington Coat Factory Warehouse Corp. Term Loan B5 1L, (LIBOR USD 1-Month + 2.500%) 4.06%, 11/17/24	403
425,000	Charter Communications Operating LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.00%, 4/30/25	428
339,447	DaVita Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%) 4.00%, 6/24/21	344
399,000	Digicel International Finance Term Loan B 1L, (LIBOR USD 3-Month + 3.750%) 6.00%, 5/10/24	404
417,883	Golden Nugget Inc. Term Loan 1L, (LIBOR USD 1-Month + 3.250%) 5.00%, 10/04/23	423
226,939	Michaels Stores Inc. Term Loan B1 1L, (LIBOR USD 1-Month + 2.750%) 4.32%, 1/28/23	229
291,717	Sabre Global Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.250%) 3.82%, 2/22/24	294
500,000	Sinclair Television Group Inc. Term Loan B 1L, (LIBOR USD 3-Month + 2.500%) 2.50%, 12/12/24	505
205,193	Visteon Corp. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 3.00%, 3/24/24	207

Total Bank Loans (Cost - $4,205)		4,246

Corporate Bond (23%)
400,000	ABN AMRO Bank NV 144A,
	2.65%, 1/19/21 (b)	398
300,000	Activision Blizzard Inc., 2.60%, 6/15/22	294
290,000	Aircastle Ltd., 4.63%, 12/15/18	295
300,000	Alimentation Couche-Tard Inc. 144A,
	2.70%, 7/26/22 (b)	294
85,000	Allergan Funding SCS, 3.00%, 3/12/20	85
200,000	Ally Financial Inc., 3.25%, 11/05/18	201
90,000	Ally Financial Inc., 4.25%, 4/15/21	92
250,000	Amgen Inc., 2.65%, 5/11/22	246
540,000	ANZ New Zealand International Ltd./London 144A, 2.25%, 2/01/19 (b)	539
350,000	Ares Capital Corp., 3.50%, 2/10/23	341
100,000	Arizona Public Service Co., 2.20%, 1/15/20	99
550,000	AT&T Inc., 2.85%, 2/14/23	548
290,000	AT&T Inc., 3.20%, 3/01/22	291
270,000	Athene Global Funding 144A, 4.00%, 1/25/22 (b)	275
150,000	AutoZone Inc., 2.50%, 4/15/21	148

Principal or Shares	Security Description	Value (000)

200,000	Banco del Estado de Chile 144A,
	2.67%, 1/08/21 (b)	$ 201
100,000	Bank of America Corp., (3 mo. LIBOR USD
	+ 0.660%) 2.37%, 7/21/21 (a)	99
440,000	Bank of America Corp., (3 mo. LIBOR USD
	+ 1.160%) 3.12%, 1/20/23 (a)	441
200,000	BNP Paribas SA 144A, 2.95%, 5/23/22 (b)	199
350,000	BNZ International Funding Ltd./London 144A, 2.40%, 2/21/20 (b)	348
250,000	BPCE SA, (3 mo. LIBOR USD + 0.880%) 2.36%, 5/31/22 (a)	254
300,000	BPCE SA 144A, (3 mo. LIBOR USD + 1.220%) 2.67%, 5/22/22 (a)(b)	306
450,000	Cardinal Health Inc., 2.62%, 6/15/22	439
500,000	Celgene Corp., 2.75%, 2/15/23	489
200,000	Cenovus Energy Inc., 5.70%, 10/15/19	209
70,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25	76
350,000	Citigroup Inc., (3 mo. LIBOR USD + 1.100%) 2.52%, 5/17/24 (a)	358
750,000	Citigroup Inc., 2.70%, 10/27/22	735
250,000	Citizens Bank NA/Providence RI, 2.20%, 5/26/20	247
400,000	Constellation Brands Inc., 2.25%, 11/06/20	395
360,000	Continental Airlines 2012-3 Class C Pass Thru Certificates, 6.13%, 4/29/18	363
265,000	CSC Holdings LLC, 8.63%, 2/15/19	280
400,000	Daimler Finance North America LLC 144A, 2.30%, 1/06/20 (b)	398
350,000	Dell International LLC / EMC Corp. 144A, 4.42%, 6/15/21 (b)	363
370,000	DNB Bank ASA 144A, 2.38%, 6/02/21 (b)	364
420,000	Dominion Energy Inc., 2.50%, 12/01/19	419
197,000	eBay Inc., (3 mo. LIBOR USD + 0.870%) 2.64%, 1/30/23 (a)	198
80,000	Electronic Arts Inc., 3.70%, 3/01/21	82
150,000	ERAC USA Finance LLC 144A, 2.80%, 11/01/18 (b)	151
250,000	First Data Corp. 144A, 5.38%, 8/15/23 (b)	258
250,000	FirstEnergy Corp., 2.85%, 7/15/22	246
200,000	Five Corners Funding Trust 144A, 4.42%, 11/15/23 (b)	213
450,000	Ford Motor Credit Co. LLC, 2.68%, 1/09/20	449
200,000	Ford Motor Credit Co. LLC, 2.98%, 8/03/22	196
340,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.310%) 3.00%, 6/30/22 (a)	347
450,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD + 1.050%) 2.54%, 6/05/23 (a)	456
270,000	Goldman Sachs Group Inc., 2.60%, 4/23/20	269
200,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD + 1.000%) 2.74%, 7/24/23 (a)	203
581,000	Goldman Sachs Group Inc./The, 5.75%, 1/24/22	637
300,000	Hewlett Packard Enterprise Co., 3.60%, 10/15/20	305
500,000	Humana Inc., 2.50%, 12/15/20	497

43 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

180,000	Hyundai Capital America 144A,
	2.40%, 10/30/18 (b)	$ 180
275,000	International Lease Finance Corp.,
	3.88%, 4/15/18	276
340,000	International Lease Finance Corp.,
	4.63%, 4/15/21	356
130,000	International Lease Finance Corp.,
	5.88%, 4/01/19	135
150,000	Jefferies Group LLC / Jefferies Group Capital Finance Inc., 4.15%, 1/23/30	147
520,000	JPMorgan Chase & Co., 2.25%, 1/23/20	517
280,000	Kinder Morgan Inc./DE 144A, 5.00%, 2/15/21 (b)	296
300,000	Lloyds Banking Group PLC, (3 mo. LIBOR USD + 0.810%) 2.91%, 11/07/23 (a)	293
315,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.023%) 3.19%, 11/28/23 (a)(b)	309
250,000	Manufacturers & Traders Trust Co., 2.10%, 2/06/20	248
410,000	Mitsubishi UFJ Financial Group Inc., 3.00%, 2/22/22	408
240,000	Mizuho Financial Group Inc. 144A, 2.63%, 4/12/21 (b)	237
350,000	Mizuho Financial Group Inc., 2.95%, 2/28/22	347
100,000	Morgan Stanley, (3 mo. LIBOR USD + 0.800%) 2.21%, 2/14/20 (a)	101
375,000	Morgan Stanley, (3 mo. LIBOR USD + 0.550%) 2.29%, 2/10/21 (a)	376
350,000	Morgan Stanley, (3 mo. LIBOR USD + 0.930%) 2.67%, 7/22/22 (a)	355
450,000	Morgan Stanley, 2.80%, 6/16/20	451
320,000	National Australia Bank Ltd. 144A, 2.40%, 12/09/19 (b)	319
200,000	Nordea Bank AB 144A, 2.13%, 5/29/20 (b)	198
300,000	Nordea Bank AB 144A, 4.88%, 5/13/21 (b)	316
210,000	ONEOK Inc., 4.25%, 2/01/22	218
250,000	Regal Entertainment Group, 5.75%, 3/15/22	258
150,000	Regions Financial Corp., 2.75%, 8/14/22	148
250,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	274
380,000	Seagate HDD Cayman, 3.75%, 11/15/18	384
400,000	Sempra Energy, (3 mo. LIBOR USD + 0.500%) 2.21%, 1/15/21 (a)	401
300,000	Sherwin-Williams Co., 2.25%, 5/15/20	297
320,000	Sinopec Group Overseas Development 2017 Ltd. 144A, 2.25%, 9/13/20 (b)	315
340,000	Smithfield Foods Inc. 144A, 3.35%, 2/01/22 (b)	336
300,000	Southern Co., 2.75%, 6/15/20	301
200,000	Teva Pharmaceutical Finance Netherlands III BV, 1.40%, 7/20/18	199
340,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	317
300,000	Thermo Fisher Scientific Inc., 2.40%, 2/01/19	300
150,000	Time Warner Inc., 2.10%, 6/01/19	149
450,000	UBS Group Funding Switzerland AG 144A, (3 mo. LIBOR USD + 0.950%) 2.37%, 8/15/23 (a)(b)	455
90,000	Universal Health Services Inc. 144A, 4.75%, 8/01/22 (b)	92

Principal or Shares	Security Description	Value (000)

390,000	Verizon Communications Inc., 3.13%, 3/16/22	$ 391
200,000	Voya Financial Inc. 144A, (3 mo. LIBOR USD + 2.084%) 4.70%, 1/23/48 (a)(b)	197
250,000	Wells Fargo & Co., 2.63%, 7/22/22	246
380,000	Wells Fargo & Co., 3.07%, 1/24/23	380
210,000	Westpac Banking Corp., 2.60%, 11/23/20	210
420,000	William Wrigley Jr Co. 144A,
	2.90%, 10/21/19 (b)	423

Total Corporate Bond (Cost - $27,889)		27,792

Foreign Government (17%)
660,000	Argentine Republic Government International
	Bond, 3.88%, 1/15/22 EUR (c)	859
400,000	Argentine Republic Government International Bond, 4.63%, 1/11/23	391
250,000	Banco Nacional de Desenvolvimento Economico e Social 144A, 4.75%, 5/09/24 (b)	252
310,000	Croatia Government International Bond 144A, 6.75%, 11/05/19 (b)	330
550,000	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (b)	598
400,000	Georgia Government International Bond, 6.88%, 4/12/21 (f)	439
300,000	Guatemala Government Bond 144A, 5.75%, 6/06/22 (b)	321
300,000	Honduras Government International Bond 144A, 8.75%, 12/16/20 (b)	339
760,000	Hungary Government International Bond, 6.25%, 1/29/20	812
360,000,000	Japan Treasury Discount Bill, 0.00%, 3/12/18 JPY (c)(g)	3,298
750,000,000	Japan Treasury Discount Bill, 0.00%, 3/19/18 JPY (c)(g)	6,871
335,000,000	Japan Treasury Discount Bill, 0.00%, 4/16/18 JPY (c)(g)	3,069
400,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (b)	412
390,000	Nigeria Government International Bond, 5.13%, 7/12/18 (f)	394
200,000	Republic of Armenia International Bond 144A, 6.00%, 9/30/20 (b)	212
400,000	Republic of South Africa Government International Bond, 5.50%, 3/09/20	420
290,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	330
300,000	Serbia International Bond 144A, 5.88%, 12/03/18 (b)	308
300,000	Sri Lanka Government International Bond 144A, 6.25%, 10/04/20 (b)	316
200,000	Sri Lanka Government International Bond 144A, 6.25%, 7/27/21 (b)	212
400,000	Turkey Government International Bond, 5.63%, 3/30/21	420
331,000	Ukraine Government International Bond, 7.75%, 9/01/19 (f)	350
300,000	Vietnam Government International Bond 144A, 6.75%, 1/29/20 (b)	321

Total Foreign Government (Cost - $20,692)		21,274

44

Principal or Shares	Security Description	Value (000)
Mortgage Backed (24%)
727,808	Alternative Loan Trust 2005-56, (1 mo. LIBOR USD + 0.730%) 2.29%, 11/25/35 (a)	$ 719
228,784	Alternative Loan Trust 2006-45T1, 6.00%, 2/25/37	173
234,158	Alternative Loan Trust 2006-HY11, (1 mo. LIBOR USD + 0.120%) 1.68%, 6/25/36 (a)	214
889,706	Alternative Loan Trust 2007-12T1, 6.00%, 6/25/37	759
215,279	American Home Mortgage Investment Trust 2006-3, (6 mo. LIBOR USD + 1.750%) 3.59%, 12/25/36 (a)	175
190,552	Banc of America Funding 2005-H Trust, 3.54%, 11/20/35 (d)	171
223,529	Bear Stearns ALT-A Trust 2006-6, 3.51%, 11/25/36 (d)	209
156,331	Bear Stearns ARM Trust 2007-3, 3.76%, 5/25/47 (d)	151
500,000	Caesars Palace Las Vegas Trust 2017-VICI 144A, 3.83%, 10/15/34 (b)	509
229,719	CHL Mortgage Pass-Through Trust 2004-29, 2.49%, 2/25/35 (d)	194
166,945	CHL Mortgage Pass-Through Trust 2006-HYB1, 3.36%, 3/20/36 (d)	145
263,147	CHL Mortgage Pass-Through Trust 2007-HYB2, 3.41%, 2/25/47 (d)	238
262,069	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 4/25/43 (b)(d)	254
151,460	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 5/25/43 (b)(d)	147
451,409	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB1, 5.60%, 2/25/36 (d)	439
260,952	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB4, 6.00%, 10/25/36 (d)	249
130,632	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB4, 6.00%, 10/25/36	125
283,344	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.850%) 2.41%, 11/25/29 (a)	285
703,371	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 1.150%) 2.71%, 9/25/29 (a)	709
760,192	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 1.300%) 2.86%, 4/25/29 (a)	768
413,439	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 1.300%) 2.86%, 7/25/29 (a)	418
312,541	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.000%) 5.56%, 5/25/25 (a)	343
350,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.250%) 5.81%, 1/25/29 (a)	395
288,067	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.550%) 6.11%, 2/25/25 (a)	313
211,182	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 5.000%) 6.56%, 7/25/25 (a)	240
130,274	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 5.000%) 6.56%, 7/25/25 (a)	144
419,009	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 5.700%) 7.26%, 4/25/28 (a)	483

Principal or Shares	Security Description	Value (000)

400,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 6.000%) 7.56%, 9/25/28 (a)	$ 474
259,023	First Horizon Alternative Mortgage Securities Trust 2006-AA5, 3.28%, 9/25/36 (d)	241
178,853	First Horizon Alternative Mortgage Securities Trust 2006-FA2, 6.00%, 5/25/36	143
342,794	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 0.750%) 2.31%, 3/25/30 (a)	345
509,676	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.200%) 2.76%, 7/25/29 (a)	516
325,542	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.200%) 2.76%, 8/25/29 (a)	329
1,593,577	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.200%) 2.76%, 10/25/29 (a)	1,618
489,645	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.650%) 3.21%, 4/25/24 (a)	498
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.800%) 3.36%, 7/25/30 (a)	250
400,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 2.350%) 3.91%, 4/25/30 (a)	410
350,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 2.500%) 4.06%, 3/25/30 (a)	363
600,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%) 6.16%, 12/25/42 (a)	638
435,417	FREMF 2017-KF32 Mortgage Trust 144A, (1 mo. LIBOR USD + 2.550%) 3.92%, 5/25/24 (a)(b)	442
350,131	GreenPoint MTA Trust 2005-AR1, (1 mo. LIBOR USD + 0.440%) 2.00%, 6/25/45 (a)	337
198,291	GSMPS Mortgage Loan Trust 2005-RP2 144A, (1 mo. LIBOR USD + 0.350%) 1.91%, 3/25/35 (a)(b)	183
272,675	GSMPS Mortgage Loan Trust 2005-RP3 144A, (1 mo. LIBOR USD + 0.350%) 1.91%, 9/25/35 (a)(b)	239
113,980	HomeBanc Mortgage Trust 2004-1, (1 mo. LIBOR USD + 0.860%) 2.42%, 8/25/29 (a)	110
200,999	JP Morgan Mortgage Trust 2006-A3, 3.72%, 5/25/36 (d)	200
176,671	JP Morgan Mortgage Trust 2006-A3, 3.72%, 5/25/36 (d)	175
117,992	JP Morgan Mortgage Trust 2014-IVR3 144A, 3.00%, 9/25/44 (b)(d)	118
1,266,964	JP Morgan Mortgage Trust 2017-5 144A, 3.19%, 10/26/48 (b)(d)	1,270
986,371	JP Morgan Mortgage Trust 2017-6 144A, 3.50%, 12/25/48 (b)(d)	997

45 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

441,029	Merrill Lynch Mortgage Backed Securities Trust Series 2007-2, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.400%) 4.16%, 8/25/36 (a)	$ 433
465,900	New Residential Mortgage Loan Trust 2014-2 144A, 3.75%, 5/25/54 (b)(d)	470
153,668	New Residential Mortgage Loan Trust 2014-3 144A, 5.66%, 11/25/54 (b)(d)	163
66,766	New Residential Mortgage Loan Trust 2015-1 144A, 3.75%, 5/28/52 (b)(d)	68
181,887	New Residential Mortgage Loan Trust 2015-2 144A, 3.75%, 8/25/55 (b)(d)	185
237,176	New Residential Mortgage Loan Trust 2016-1 144A, 3.75%, 3/25/56 (b)(d)	241
532,754	New Residential Mortgage Loan Trust 2016-4 144A, 3.75%, 11/25/56 (b)(d)	541
509,483	New Residential Mortgage Loan Trust 2017-3 144A, 4.00%, 4/25/57 (b)(d)	521
374,382	New Residential Mortgage Loan Trust 2017-4 144A, 4.00%, 5/25/57 (b)(d)	384
658,025	New Residential Mortgage Loan Trust 2017-5 144A, (1 mo. LIBOR USD + 1.500%) 3.06%, 6/25/57 (a)(b)	679
75,529	Provident Funding Mortgage Loan Trust 2005-2, 3.63%, 10/25/35 (d)	76
259,942	RALI Series 2005-QS14 Trust, 6.00%, 9/25/35	250
601,922	Ripon Mortgages PLC 144A, (3 mo. LIBOR GBP + 0.800%) 1.33%, 8/20/56 GBP (a)(b)(c)	861
71,938	Sequoia Mortgage Trust, (1 mo. LIBOR USD + 0.800%) 2.36%, 10/20/27 (a)	70
454,692	Sequoia Mortgage Trust 2007-1, 3.55%, 2/20/47 (d)	409
507,104	Sequoia Mortgage Trust 2017-CH1 144A, 3.50%, 8/25/47 (b)(d)	509
1,182,801	Structured Asset Mortgage Investments II Trust 2006-AR7, (1 mo. LIBOR USD + 0.210%) 1.77%, 8/25/36 (a)	1,072
561,605	WaMu Mortgage Pass-Through Certificates, (1 mo. LIBOR USD + 0.280%) 1.84%, 11/25/45 (a)	530
72,261	WaMu Mortgage Pass-Through Certificates, (1 mo. LIBOR USD + 0.290%) 1.85%, 10/25/45 (a)	70
136,656	WaMu Mortgage Pass-Through Certificates, (1 mo. LIBOR USD + 0.290%) 1.85%, 12/25/45 (a)	135
479,456	WaMu Mortgage Pass-Through Certificates, (1 mo. LIBOR USD + 0.610%) 2.17%, 8/25/45 (a)	399
94,901	WaMu Mortgage Pass-Through Certificates, 2.88%, 6/25/37 (d)	92
85,756	WaMu Mortgage Pass-Through Certificates, 3.22%, 9/25/36 (d)	83
870,359	WaMu Mortgage Pass-Through Certificates, 3.24%, 7/25/37 (d)	806

Principal or Shares	Security Description	Value (000)

188,030	WaMu Mortgage Pass-Through Certificates, 3.27%, 8/25/46 (d)	$ 178
171,497	WaMu Mortgage Pass-Through Certificates Series 2006-AR19 Trust, (Cost of Funds for the 11th District of San Francisco + 1.250%) 2.00%, 1/25/47 (a)	170
772,954	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust, 3.29%, 2/25/37 (d)	761
371,272	Wells Fargo Alternative Loan 2007-PA2 Trust, 6.00%, 6/25/37	372

Total Mortgage Backed (Cost - $28,335)		29,393

U.S. Treasury (14%)
17,000,000	U.S. Treasury Note, 1.25%, 8/31/19 (h)(i)
	(Cost - $16,816)	16,782

Investment Company (0%)
464,385	Payden Cash Reserves Money Market Fund *
	(Cost - $464)	464

Purchase Options (0%)
Total Purchased Put Options (Cost - $26)		18

Total Investments (Cost - $123,220) (101%)		125,045
Liabilities in excess of Other Assets (-1%)		(1,298)

Net Assets (100%)		$ 123,747

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2018.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Principal in foreign currency.
(d)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2018. The stated maturity is subject to prepayments.
(f)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(g)	Yield to maturity at time of purchase.
(h)	All or a portion of the security is pledged to cover futures contract margin requirements.
(i)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

46

Purchased Options

Description	Number of Contracts	Notional Amount (000s)	Exercise Price	Maturity Date	Value (000s)	Call/Put
Exchange Traded Options Purchase — 0.0%
S & P 500 Index	128	$36,145	2350.00	02/16/2018	$6	Put
S & P 500 Index	126	35,580	2390.00	02/28/2018	12	Put

Total Purchase Options		$71,725			$18

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency sold (000)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
AUD 1,221	USD 959	Barclays Bank PLC	04/13/2018	$25
BRL 845	USD 257	State Street Bank & Trust Co.	02/16/2018	8
CAD 1,188	USD 964	Barclays Bank PLC	04/13/2018	3
EUR 799	USD 968	BNP PARIBAS	04/12/2018	29
EUR 1,260	USD 1,570	BNP PARIBAS	04/13/2018	2
EUR 1,799	USD 2,138	State Street Bank & Trust Co.	03/19/2018	103
IDR 7,035,000	USD 510	Barclays Bank PLC	04/24/2018	12
JPY 207,000	USD 1,885	Citibank, N.A.	04/26/2018	21
JPY 241,800	USD 2,190	State Street Bank & Trust Co.	03/19/2018	31
NOK 10,916	USD 1,413	HSBC Bank USA, N.A.	04/27/2018	7
RUB 36,090	USD 630	HSBC Bank USA, N.A.	04/17/2018	6
USD 988	AUD 1,221	Barclays Bank PLC	04/13/2018	4

				251

Liabilities:
IDR 9,711,000	USD 722	Barclays Bank PLC	04/24/2018	(1)
MYR 2,438	USD 630	Barclays Bank PLC	05/30/2018	(7)
USD 12,835	JPY 1,445,300	Barclays Bank PLC	02/08/2018	(410)
USD 958	CAD 1,188	Barclays Bank PLC	04/13/2018	(9)
USD 1,572	CHF 1,461	BNP PARIBAS	04/13/2018	(7)
USD 3,308	EUR 2,734	Citibank, N.A.	02/08/2018	(88)
USD 1,889	CHF 1,800	Citibank, N.A.	04/26/2018	(58)
USD 880	GBP 649	HSBC Bank USA, N.A.	02/08/2018	(42)
USD 1,418	EUR 1,136	HSBC Bank USA, N.A.	04/27/2018	(1)
USD 2,209	EUR 1,799	State Street Bank & Trust Co.	03/19/2018	(31)
USD 2,161	JPY 241,800	State Street Bank & Trust Co.	03/19/2018	(60)

				(714)

Net Unrealized Appreciation (Depreciation)				$(463)

47    Payden Mutual Funds

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Treasury 2 Year Note Future	34	Mar-18	$7,250	$(26)	$ (26)
U.S. Treasury 5 Year Note Future	59	Mar-18	6,768	(115)	(115)
					(141)
Short Contracts:
U.S. Ultra Bond Future	1	Mar-18	(162)	4	4
					4
Total Futures					$(137)

Schedule of Investments - January 31, 2018 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (2%)
1,500,000	CIFC Funding 2013-III Ltd. 144A, (3 mo.
	LIBOR USD + 3.250%)4.99%, 10/24/25 (a)(b)	$1,508
1,500,000	Madison Park Funding XIII Ltd. 144A, (3 mo.
	LIBOR USD + 3.270%)5.01%, 1/19/25 (a)(b)	1,517

Total Asset Backed (Cost - $2,958)		3,025

Bank Loans(c) (83%)
Communications (5%)
2,000,000	CenturyLink Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.000%) 4.00%, 1/31/25	1,973
1,000,000	Charter Communications Operating LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.00%, 4/30/25	1,007
2,194,500	Digicel International Finance Term Loan B 1L, (LIBOR USD 1-Month + 3.750%) 6.00%, 5/10/24	2,222
2,358,978	Zayo Group LLC Term Loan B2 1L, (LIBOR USD 1-Month + 0.020%) 0.04%, 1/19/24	2,376

		7,578

Consumer Cyclical (37%)
1,993,750	Air Canada Term Loan B 1L, (LIBOR USD
	1-Month + 2.250%) 3.70%, 10/06/23	2,016
1,479,933	Allison Transmission Inc. Term Loan B 1L, (LIBOR USD 1-Month + 0.020%) 0.04%, 9/23/22	1,496
2,000,000	Aramark Services Inc. Term Loan B1 1L, (LIBOR USD 1-Month + 2.000%) 3.57%, 3/11/25	2,020
1,960,000	Axalta Coating Systems US Holdings Inc. Term Loan B2 1L, (LIBOR USD 1-Month + 2.000%) 4.00%, 6/01/24	1,977
1,927,332	Burger King Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.00%, 2/17/24	1,941
2,583,000	BWAY Corp. Term Loan B 1L, (LIBOR USD 1-Month + 3.250%) 4.96%, 4/03/24	2,607
2,000,000	Caesars Growth Properties Holdings LLC Term Loan 1L, (LIBOR USD 1-Month + 0.030%) 0.04%, 12/22/24	2,026
1,350,000	California Resources Corp. Term Loan 1L, (LIBOR USD 1-Month + 4.750%) 6.31%, 12/31/22	1,378
1,995,000	CD&R Waterworks Merger Sub LLC Term Loan B 1L, (LIBOR USD 1-Month + 3.000%) 4.00%, 8/01/24	2,011
1,500,000	Crown Americas LLC Term B Loan 1L, (LIBOR USD 1-Month + 2.000%) 2.00%, 1/29/25	1,519
2,142,649	Eldorado Resorts Inc. Term Loan B 1L, (LIBOR USD 1-Month + 0.020%) 0.04%, 4/17/24	2,161
1,990,000	Frontier Communications Corp. Term Loan B 1L, (LIBOR USD 1-Month + 4.000%) 5.00%, 6/15/24	1,955
2,083,151	GOBP Holdings Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.500%) 5.19%, 10/21/21	2,098
1,633,569	Hilton Worldwide Finance LLC Term Loan B2 1L, (LIBOR USD 1-Month + 2.000%) 4.00%, 10/25/23	1,648
2,006,250	J.C. Penney Corp., Inc. Term Loan B 1L, (LIBOR USD 1-Month + 4.000%) 6.00%, 6/23/23	1,942

Principal or Shares	Security Description	Value (000)

987,538	KFC Holding Co. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.00%, 6/16/23	$997
1,626,320	La Quinta Intermediate Holdings LLC Term Loan B 1L, (LIBOR USD 1-Month + 3.000%) 4.00%, 4/14/21	1,634
1,984,880	Landry’s Inc., Term Loan 1L, (LIBOR USD 1-Month + 3.250%) 5.00%, 10/04/23	2,010
1,684,359	Leslie’s Poolmart Term Loan B 1L, (LIBOR USD 1-Month + 4.000%) 5.00%, 8/16/23	1,692
1,803,196	Live Nation Entertainment Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 2.000%) 4.00%, 10/27/23	1,822
1,580,613	Michaels Stores Inc. Term Loan B1 1L, (LIBOR USD 1-Month + 2.750%) 4.30%, 1/28/23	1,593
646,750	Npc International Inc. Term Loan B 1L, (LIBOR USD 1-Month + 4.000%) 5.00%, 4/20/24	654
2,962,500	Party City Holdings Inc. Term Loan 1L, (LIBOR USD 1-Month + 3.000%) 5.00%, 8/19/22	2,984
2,281,440	Reynolds Group Holdings Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.000%) 4.00%, 2/05/23	2,302
1,246,875	Scientific Games International Inc. Term Loan B4 1L, (LIBOR USD 1-Month + 3.000%) 5.00%, 8/14/24	1,257
560,000	Tacala Investment Corp. Term Loan 2L, (LIBOR USD 1-Month + 7.000%) 7.00%, 2/01/26	574
1,700,000	Tacala Investment Corp. Term Loan B 1L, (LIBOR USD 1-Month + 3.250%) 3.25%, 2/01/25	1,723
2,462,500	US. Foods Inc. Term Loan 1L, (LIBOR USD 1-Month + 3.000%) 4.00%, 6/27/23	2,491
720,179	Valeant Pharmaceuticals International Inc. Term Loan BF4 1L, (LIBOR USD 1-Month + 3.500%) 4.25%, 4/01/22	732
1,166,667	Visteon Corp. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 3.00%, 3/24/24	1,176
1,000,000	Wink Holdco Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.000%) 4.00%, 12/01/24	1,013

		53,449

Consumer Non-Cyclical (22%)
2,347,070	B&G Foods Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 2.000%) 4.00%, 11/02/22	2,375
2,000,000	Beacon Roofing Supply Inc. Term Loan B 1L, (LIBOR USD 1-Month + 0.020%) 0.04%, 1/02/25	2,018
1,496,250	Burlington Coat Factory Warehouse Corp. Term Loan B5 1L, (LIBOR USD 1-Month + 2.500%) 4.10%, 11/17/24	1,505
1,860,938	Change Healthcare Holdings LLC Term Loan B 1L, (LIBOR USD 1-Month + 3.000%) 4.00%, 3/01/24	1,875
575,478	Chs/Community Health Systems Inc. Term Loan H 1L, (LIBOR USD 1-Month + 3.000%) 4.00%, 1/27/21	566

49 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

939,698	DaVita Inc. Term Loan B 1L, (LIBOR USD
	1-Month + 2.750%) 4.00%, 6/24/21	$953
497,500	Endo International Term Loan B 1L, (LIBOR
	USD 1-Month + 4.250%) 0.75%, 4/27/24	499
2,017,948	Harbor Freight Tools USA Inc. Term Loan 1L, (LIBOR USD 1-Month + 2.500%) 4.07%, 8/16/23	2,030
1,496,231	MEG Energy Corp. Term Loan B 1L, (LIBOR USD 1-Month + 4.000%) 5.00%, 12/31/23	1,504
880,403	MPH Acquisition Holdings LLC Term Loan B 1L, (LIBOR USD 1-Month + 3.000%) 5.00%, 6/07/23	887
2,462,625	Nexeo Solutions LLC Term Loan B 1L, (LIBOR USD 1-Month + 3.250%) 5.00%, 6/09/23	2,493
2,412,500	Ortho-Clinical Diagnostics Inc. Term Loan B 1L, (LIBOR USD 1-Month + 4.000%) 5.00%, 6/30/21	2,438
1,990,000	Post Holdings Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.00%, 5/24/24	2,005
2,100,000	Sinclair Television Group Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.500%) 2.50%, 12/12/24	2,121
2,415,925	Solenis International LP Term Loan 1L, (LIBOR USD 1-Month + 3.000%) 5.00%, 7/31/21	2,423
2,044,031	Sterigenics-Nordion Holding LLC Term Loan B 1L, (LIBOR USD 1-Month + 0.030%) 0.05%, 5/15/22	2,053
1,962,343	Trinseo Materials Operating SCA Term Loan 1L, (LIBOR USD 1-Month + 2.500%) 4.07%, 9/06/24	1,984
868,174	VFH Parent LLC Term Loan B1 1L, (LIBOR USD 1-Month + 3.250%) 4.94%, 12/30/21	882
1,964,165	Western Digital Corp. Term Loan B3 1L, (LIBOR USD 1-Month + 2.000%) 4.00%, 4/29/23	1,981

		32,592

Energy (2%)
1,835,174	Albertson’s LLC Term Loan B4 1L, (LIBOR USD 1-Month + 0.030%) 4.00%, 8/25/21	1,828
991,000	Talen Energy Supply LLC Term Loan B2 1L, (LIBOR USD 1-Month + 4.000%) 6.00%, 4/13/24	1,000

		2,828

Financial Services (7%)
500,000	Asurion LLC Term Loan B2 2L, (LIBOR USD 1-Month + 0.030%) 0.04%, 8/04/25	517
883,038	Asurion LLC Term Loan B4 1L, (LIBOR USD 1-Month + 3.000%) 4.00%, 8/04/22	891
2,000,000	Delos Finance Sarl Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.00%, 10/06/23	2,019
1,094,500	Everi Payments Inc. Term Loan B 1L, (LIBOR USD 1-Month + 4.000%) 5.00%, 5/09/24	1,107
997,161	FinCo I LLC Term Loan B 1L, (LIBOR USD 1-Month + 3.000%) 4.00%, 12/27/22	1,013

Principal or Shares	Security Description	Value (000)

2,500,000	Ineos U.S. Finance LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 3.39%, 3/31/24	$2,515
2,081,123	MGM Growth Properties Operating Partnership LP Term Loan B 1L, (LIBOR USD 1-Month + 2.250%) 3.49%, 4/25/23	2,099

		10,161

Technology (10%)
1,945,821	CDW LLC/CDW Finance Corp. Term loan B 1L, (LIBOR USD 1-Month + 0.020%) 0.04%, 8/17/23	1,965
2,000,000	Churchill Downs Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 3.57%, 12/27/24	2,016
1,500,000	CSC Holdings LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.500%) 2.50%, 1/12/26	1,513
1,722,335	Dell International LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.00%, 9/07/23	1,731
1,921,561	Infor U.S. Inc. Term Loan B6 1L, (LIBOR USD 1-Month + 2.750%) 3.75%, 2/01/22	1,934
1,588,020	Rackspace Hosting Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.000%) 4.00%, 11/03/23	1,604
1,485,000	RP Crown Parent LLC Term Loan B 1L, (LIBOR USD 1-Month + 3.000%) 5.00%, 10/12/23	1,498
1,495,385	Vantiv LLC Term Loan B3 1L, (LIBOR USD 1-Month + 0.020%) 0.04%, 10/14/23	1,507

		13,768

Total Bank Loans (Cost - $119,382)		120,376

Corporate Bond (11%)
1,000,000	Ally Financial Inc., 3.25%, 11/05/18	1,004
1,071,429	American Airlines 2013-2 Class B Pass Through Trust 144A, 5.60%, 7/15/20 (b)	1,106
1,000,000	American Axle & Manufacturing Inc., 6.25%, 3/15/21	1,022
1,000,000	Continental Airlines 2012-3 Class C Pass Thru Certificates, 6.13%, 4/29/18	1,009
1,000,000	CSC Holdings LLC, 6.75%, 11/15/21	1,075
800,000	DISH DBS Corp., 6.75%, 6/01/21	840
1,000,000	HCA Healthcare Inc., 6.25%, 2/15/21	1,068
1,000,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 2/01/22	1,030
1,000,000	Navient Corp., 5.00%, 10/26/20	1,019
1,000,000	Realogy Group LLC / Realogy Co.-Issuer Corp. 144A, 5.25%, 12/01/21 (b)	1,030
1,000,000	SBA Communications Corp., 4.88%, 7/15/22	1,026
900,000	Sirius XM Radio Inc. 144A, 3.88%, 8/01/22 (b)	901
1,000,000	Springleaf Finance Corp., 6.00%, 6/01/20	1,039
1,000,000	Sprint Communications Inc., 7.00%, 8/15/20	1,058
1,000,000	Starwood Property Trust Inc., 5.00%, 12/15/21	1,044

Total Corporate Bond (Cost - $15,286)		15,271

Mortgage Backed (4%)
819,324	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 11.750%)13.31%, 10/25/28 (a)	1,223

50

Principal or Shares	Security Description	Value (000)

799,234	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 12.250%)13.81%, 9/25/28 (a)	$ 1,233
675,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 3.600%)5.16%, 4/25/24 (a)	756
300,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%)6.16%, 12/25/42 (a)	319
349,253	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 7.550%)9.11%, 12/25/27 (a)	440
980,849	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 7.950%)9.51%, 5/25/25 (a)	1,207
666,312	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 10.500%)12.06%, 5/25/28 (a)	927

Total Mortgage Backed (Cost - $4,842)		6,105

Principal or Shares	Security Description	Value (000)

Investment Company (6%)
8,876,950	Payden Cash Reserves Money Market Fund *
	(Cost - $8,877)	$8,877

Preferred Stock (0%)
390	Wells Fargo & Co., 7.50%
	(Cost - $502)	499

Total Investments (Cost - $151,847) (106%)		154,153
Liabilities in excess of Other Assets (-6%)		(8,399)

Net Assets (100%)		$145,754

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2018.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2018. The stated maturity is subject to prepayments.

51 Payden Mutual Funds

Schedule of Investments - January 31, 2018 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bank Loans(a) (2%)
1,350,000	Asurion LLC Term Loan B2 2L, (LIBOR USD 1-Month + 6.000%) 7.57%, 8/04/25	$1,395
2,400,000	California Resources Corp. Term Loan 1L, (LIBOR USD 1-Month + 4.750%) 6.31%, 12/31/22	2,451
1,800,000	CSC Holdings LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.500%) 2.50%, 1/12/26	1,816
2,850,000	NPC International Inc. Term Loan 2L, (LIBOR USD 1-Month + 7.500%) 9.05%, 4/18/25	2,950
1,915,000	Tacala Investment Corp. Term Loan 2L, (LIBOR USD 1-Month + 7.000%) 7.00%, 2/01/26	1,961

Total Bank Loans (Cost - $10,346)		10,573

Corporate Bond (88%)
Basic Industry (3%)
2,328,000	Ashland LLC, 6.88%, 5/15/43	2,590
2,700,000	Coeur Mining Inc., 5.88%, 6/01/24	2,697
2,700,000	IAMGOLD Corp. 144A, 7.00%, 4/15/25 (b)	2,822
3,000,000	NOVA Chemicals Corp. 144A, 5.00%, 5/01/25 (b)	3,037
2,000,000	NOVA Chemicals Corp. 144A, 5.25%, 6/01/27 (b)	2,000
2,650,000	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc. 144A, 5.38%, 9/01/25 (b)	2,722

		15,868

Basic Materials (1%)
2,100,000	PQ Corp. 144A, 5.75%, 12/15/25 (b)	2,168

Communications (4%)
1,150,000	Altice Finco SA 144A, 8.13%, 1/15/24 (b)	1,190
2,200,000	Altice Luxembourg SA 144A, 7.63%, 2/15/25 (b)(c)	2,027
2,850,000	C&W Senior Financing Designated Activity Co. 144A, 6.88%, 9/15/27 (b)	3,010
2,700,000	Digicel Ltd. 144A, 6.75%, 3/01/23 (b)	2,697
1,000,000	EW Scripps Co. 144A, 5.13%, 5/15/25 (b)	990
2,800,000	Qualitytech LP/QTS Finance Corp. 144A, 4.75%, 11/15/25 (b)	2,835
2,700,000	Sirius XM Radio Inc. 144A, 5.00%, 8/01/27 (b)	2,698
2,200,000	Telecom Italia Capital SA, 6.38%, 11/15/33	2,541
2,400,000	ViaSat Inc. 144A, 5.63%, 9/15/25 (b)	2,394

		20,382

Consumer Cyclical (37%)
4,500,000	1011778 BC ULC / New Red Finance Inc. 144A, 5.00%, 10/15/25 (b)	4,528
1,400,000	Allison Transmission Inc. 144A, 4.75%, 10/01/27 (b)	1,396
3,200,000	Altice Finco SA 144A, 7.63%, 2/15/25 (b)(c)	3,204
3,563,800	American Airlines 2013-1 Class B Pass Through Trust 144A, 5.63%, 1/15/21 (b)	3,696
800,000	Aramark Services Inc. 144A, 5.00%, 2/01/28 (b)	818
2,750,000	Arcos Dorados Holdings Inc. 144A, 5.88%, 4/04/27 (b)(c)	2,898
3,100,000	ARD Finance SA, 7.13%, 9/15/23	3,232
1,500,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc. 144A, 5.13%, 6/01/22 (b)(c)	1,513
2,500,000	Beacon Escrow Corp. 144A, 4.88%, 11/01/25 (b)	2,500

Principal or Shares	Security Description	Value (000)

2,900,000	Boise Cascade Co. 144A, 5.63%, 9/01/24 (b)	$3,045
2,000,000	Bombardier Inc. 144A, 6.13%, 1/15/23 (b)	2,030
3,400,000	BWAY Holding Co. 144A, 7.25%, 4/15/25 (b)	3,557
2,600,000	Carrols Restaurant Group Inc., 8.00%, 5/01/22	2,740
3,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. 144A, 5.13%, 5/01/27 (b)	2,940
5,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. 144A, 5.38%, 5/01/25 (b)	5,088
3,000,000	Centene Corp., 4.75%, 1/15/25	3,056
3,660,000	CenturyLink Inc., 5.80%, 3/15/22	3,582
2,600,000	Churchill Downs Inc. 144A, 4.75%, 1/15/28 (b)	2,577
3,200,000	CommScope Technologies LLC 144A,
	6.00%, 6/15/25 (b)	3,383
2,500,000	Covanta Holding Corp., 5.88%, 7/01/25	2,550
2,750,000	Dean Foods Co. 144A, 6.50%, 3/15/23 (b)	2,729
5,500,000	DISH DBS Corp., 5.88%, 7/15/22	5,493
1,500,000	Endo Finance Co. 144A, 5.75%, 1/15/22 (b)	1,275
3,975,000	Freeport-McMoRan Copper & Gold Inc.,
	3.55%, 3/01/22	3,955
2,000,000	Frontier Communications Corp.,
	7.63%, 4/15/24	1,330
4,100,000	Frontier Communications Corp.,
	10.50%, 9/15/22	3,398
3,500,000	Golden Nugget Inc. 144A, 8.75%, 10/01/25 (b)	3,745
4,950,000	HCA Inc., 7.50%, 2/15/22	5,569
3,000,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24	3,304
2,200,000	Jacobs Entertainment Inc. 144A, 7.88%, 2/01/24 (b)	2,403
2,000,000	JC Penney Corp. Inc., 5.65%, 6/01/20 (c)	1,978
2,000,000	Lennar Corp. 144A, 4.75%, 11/29/27 (b)	2,030
3,500,000	Level 3 Financing Inc., 5.63%, 2/01/23	3,552
2,000,000	LifePoint Health Inc., 5.38%, 5/01/24	1,935
1,000,000	LifePoint Health Inc., 5.50%, 12/01/21	1,021
2,900,000	Lithia Motors Inc. 144A, 5.25%, 8/01/25 (b)	2,994
2,800,000	Live Nation Entertainment Inc. 144A, 4.88%, 11/01/24 (b)	2,863
1,500,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC 144A, 5.63%, 10/15/23 (b)(c)	1,290
2,800,000	Melco Resorts Finance Ltd. 144A, 4.88%, 6/06/25 (b)	2,804
2,700,000	Meritage Homes Corp., 5.13%, 6/06/27	2,740
2,200,000	Neptune Finco Corp. 144A, 10.88%, 10/15/25 (b)	2,626
3,250,000	Nexstar Broadcasting Inc 144A,
	5.63%, 8/01/24 (b)	3,368
1,200,000	Novelis Corp. 144A, 5.88%, 9/30/26 (b)	1,240
1,580,000	Novelis Corp. 144A, 6.25%, 8/15/24 (b)	1,659
2,600,000	Numericable Group SA 144A,
	6.25%, 5/15/24 (b)	2,496
1,750,000	Numericable-SFR SA 144A, 7.38%, 5/01/26 (b)	1,730
3,200,000	Penske Automotive Group Inc., 5.50%, 5/15/26	3,263
1,600,000	Rite Aid Corp. 144A, 6.13%, 4/01/23 (b)	1,498
1,050,000	Rite Aid Corp., 6.75%, 6/15/21	1,073

52

Principal or Shares	Security Description	Value (000)

3,000,000	Sabre GLBL Inc. 144A, 5.25%, 11/15/23 (b)	$ 3,041
1,850,000	Scientific Games International Inc.,
	6.63%, 5/15/21	1,924
1,230,000	Sprint Capital Corp., 6.88%, 11/15/28	1,275
2,000,000	Sprint Capital Corp., 6.90%, 5/01/19	2,090
2,200,000	Sprint Communications Inc., 6.00%, 11/15/22	2,197
4,500,000	Sprint Corp., 7.88%, 9/15/23	4,778
3,000,000	Taylor Morrison Communities Inc / Taylor
	Morrison Holdings II Inc 144A,
	5.63%, 3/01/24 (b)	3,169
4,000,000	T-Mobile USA Inc., 6.50%, 1/15/26	4,345
2,390,000	Tribune Media Co., 5.88%, 7/15/22	2,471
2,800,000	TTM Technologies Inc. 144A,
	5.63%, 10/01/25 (b)	2,884
3,300,000	U.S. Foods Inc. 144A, 5.88%, 6/15/24 (b)	3,457
3,025,000	United Continental Holdings Inc.,
	5.00%, 2/01/24	3,070
1,250,000	United Rentals North America Inc.,
	4.88%, 1/15/28	1,252
2,000,000	United Rentals North America Inc.,
	5.88%, 9/15/26	2,150
3,200,000	Valeant Pharmaceuticals International Inc 144A, 7.50%, 7/15/21 (b)	3,220
3,100,000	XPO Logistics Inc. 144A, 6.13%, 9/01/23 (b)	3,282
2,000,000	Yum! Brands Inc., 6.88%, 11/15/37	2,185
2,700,000	Zayo Group LLC / Zayo Capital Inc. 144A,
	5.75%, 1/15/27 (b)	2,751

		183,235

Consumer Non-Cyclical (5%)
2,000,000	Albertsons Companies LLC / Safeway Inc. / New Albertson’s Inc. / Albertson’s LLC, 5.75%, 3/15/25	1,795
2,100,000	CHS/Community Health Systems Inc.,
	6.25%, 3/31/23	1,953
3,250,000	HCA Inc., 5.38%, 2/01/25	3,327
1,350,000	HCA Inc., 5.50%, 6/15/47	1,379
900,000	Hertz Corp., 5.88%, 10/15/20	904
2,000,000	Hill-Rom Holdings Inc. 144A,
	5.00%, 2/15/25 (b)	2,040
2,750,000	Land O’ Lakes Inc. 144A, 7.25%, (b)(d)	3,066
3,100,000	Post Holdings Inc. 144A, 5.50%, 3/01/25 (b)	3,201
1,400,000	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC 144A, 7.00%, 7/15/24 (b)	1,492
1,500,000	ServiceMaster Co. LLC 144A,
	5.13%, 11/15/24 (b)	1,508
2,100,000	Tenet Healthcare Corp. 144A,
	4.63%, 7/15/24 (b)	2,071
1,800,000	Tenet Healthcare Corp. 144A,
	7.00%, 8/01/25 (b)(c)	1,771
2,100,000	Valeant Pharmaceuticals International Inc. 144A, 9.00%, 12/15/25 (b)	2,162

		26,669

Electric (0%)
1,150,000	Calpine Corp. 144A, 5.25%, 6/01/26 (b)	1,133

Energy (18%)
1,800,000	AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 5/20/25	1,850

Principal or Shares	Security Description	Value (000)

1,400,000	Calpine Corp., 5.50%, 2/01/24	$ 1,335
3,000,000	Cheniere Corpus Christi Holdings LLC,
	5.88%, 3/31/25	3,238
2,500,000	Continental Resources Inc./OK 144A,
	4.38%, 1/15/28 (b)	2,494
1,500,000	Continental Resources Inc./OK, 5.00%, 9/15/22	1,522
2,450,000	Covey Park Energy LLC / Covey Park Finance Corp. 144A, 7.50%, 5/15/25 (b)	2,591
3,000,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/01/25	3,109
1,700,000	Diamond Offshore Drilling Inc., 7.88%, 8/15/25	1,808
1,300,000	Dynegy Inc., 7.38%, 11/01/22	1,377
2,850,000	Energy Transfer Equity LP, 4.25%, 3/15/23	2,871
2,750,000	Energy Transfer Partners LP, (3 mo. LIBOR USD + 4.030%) 6.25%, (d)(e)	2,755
3,200,000	EnLink Midstream Partners LP, (3 mo. LIBOR
	USD + 4.110%) 6.00%, (c)(d)(e)	3,181
1,000,000	Ensco PLC, 4.50%, 10/01/24 (c)	862
2,750,000	Enviva Partners LP / Enviva Partners Finance
	Corp., 8.50%, 11/01/21	2,949
2,600,000	Extraction Oil & Gas Inc. 144A,
	5.63%, 2/01/26 (b)	2,606
2,900,000	Gulfport Energy Corp. 144A, 6.38%, 1/15/26 (b)	2,951
1,350,000	Hilcorp Energy I LP / Hilcorp Finance Co. 144A, 5.75%, 10/01/25 (b)	1,397
1,000,000	MEG Energy Corp. 144A, 6.50%, 1/15/25 (b)(c)	981
1,000,000	Murphy Oil Corp., 6.88%, 8/15/24	1,071
2,600,000	Nabors Industries Inc. 144A, 5.75%, 2/01/25 (b)	2,558
1,400,000	NGL Energy Partners LP / NGL Energy Finance Corp., 7.50%, 11/01/23	1,466
1,000,000	Noble Holding International Ltd.,
	7.75%, 1/15/24 (c)	932
380,000	Nostrum Oil & Gas Finance BV 144A,
	8.00%, 7/25/22 (b)	404
2,750,000	Pattern Energy Group Inc. 144A,
	5.88%, 2/01/24 (b)	2,908
3,050,000	PDC Energy Inc. 144A, 5.75%, 5/15/26 (b)	3,107
1,750,000	Petrobras Global Finance BV 144A,
	6.00%, 1/27/28 (b)	1,767
3,150,000	QEP Resources Inc., 5.25%, 5/01/23	3,229
1,000,000	Rowan Companies Inc., 7.38%, 6/15/25	1,030
2,900,000	SemGroup Corp. 144A, 6.38%, 3/15/25 (b)	2,922
1,000,000	SemGroup Corp. 144A, 7.25%, 3/15/26 (b)	1,040
3,000,000	Seven Generations Energy Ltd. 144A,
	5.38%, 9/30/25 (b)	3,037
3,150,000	SM Energy Co., 6.50%, 1/01/23	3,229
1,050,000	Southwestern Energy Co., 4.10%, 3/15/22 (c)	1,037
2,800,000	Sunoco LP / Sunoco Finance Corp. 144A,
	5.88%, 3/15/28 (b)	2,866
2,105,000	Talen Energy Supply LLC 144A,
	9.50%, 7/15/22 (b)(c)	2,211
2,850,000	Targa Resources Partners LP / Targa Resources
	Partners Finance Corp. 144A, 5.00%, 1/15/28 (b)	2,832
2,250,000	TerraForm Power Operating LLC 144A,
	5.00%, 1/31/28 (b)	2,222

53 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,850,000	Transocean Inc. 144A, 9.00%, 7/15/23 (b)	$ 3,139
2,600,000	Whiting Petroleum Corp. 144A,
	6.63%, 1/15/26 (b)	2,665
1,750,000	WildHorse Resource Development Corp.,
	6.88%, 2/01/25	1,816
2,350,000	WPX Energy Inc., 6.00%, 1/15/22	2,485
1,350,000	WPX Energy Inc., 7.50%, 8/01/20	1,465

		91,315

Financial Services (14%)
8,800,000	Ally Financial Inc., 4.13%, 2/13/22	8,932
2,750,000	Banco Mercantil del Norte SA/Grand Cayman 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.450%) 5.75%, 10/04/31 (b)(e)	2,798
3,000,000	Bank of America Corp., (3 mo. LIBOR USD + 3.390%) 5.13%, (d)(e)	3,041
3,000,000	CIT Group Inc., 5.00%, 8/15/22	3,143
3,000,000	Citigroup Inc., (3 mo. LIBOR USD + 4.070%) 5.95%, (d)(e)	3,158
3,000,000	CyrusOne LP / CyrusOne Finance Corp.,
	5.38%, 3/15/27	3,128
3,000,000	Dana Financing Luxembourg Sarl 144A,
	6.50%, 6/01/26 (b)	3,251
1,270,000	Equinix Inc., 5.38%, 4/01/23	1,311
2,725,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 3.600%) 5.75%, (c)(d)(e)	2,820
2,700,000	goeasy Ltd. 144A, 7.88%, 11/01/22 (b)	2,889
1,500,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.75%, 2/01/24	1,566
2,000,000	Iron Mountain Inc. 144A, 5.25%, 3/15/28 (b)	1,955
2,350,000	iStar Inc., 5.25%, 9/15/22	2,350
2,700,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer Inc. 144A, 4.50%, 1/15/28 (b)	2,632
2,000,000	Morgan Stanley, (3 mo. LIBOR USD + 3.610%) 5.45%, (d)(e)	2,052
2,900,000	MPT Operating Partnership LP / MPT Finance Corp., 5.25%, 8/01/26	3,002
4,000,000	Navient Corp., 5.00%, 10/26/20	4,075
2,000,000	Pershing Square Holdings Ltd. 144A,
	5.50%, 7/15/22 (b)	2,087
2,037,000	Radian Group Inc., 5.25%, 6/15/20	2,134
2,000,000	Realogy Group LLC / Realogy Co.-Issuer Corp. 144A, 4.88%, 6/01/23 (b)	1,988
2,800,000	Royal Bank of Scotland Group PLC,
	6.10%, 6/10/23	3,042
2,700,000	SLM Corp., 5.13%, 4/05/22	2,794
2,200,000	Springleaf Finance Corp., 6.13%, 5/15/22	2,283
2,800,000	VFH Parent LLC / Orchestra Co.-Issuer Inc. 144A, 6.75%, 6/15/22 (b)	2,954

		69,385

Industrial (2%)
3,000,000	ARD Securities Finance SARL 144A,
	8.75%, 1/31/23 (b)	3,113

Principal or Shares	Security Description	Value (000)

1,600,000	James Hardie International Finance DAC 144A, 5.00%, 1/15/28 (b)	$ 1,624
2,000,000	Standard Industries Inc./NJ 144A, 4.75%, 1/15/28 (b)	1,995
2,148,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	2,003

		8,735

Natural Gas (1%)
2,250,000	NRG Energy Inc. 144A, 5.75%, 1/15/28 (b)	2,256

Technology (3%)
400,000	CDW LLC / CDW Finance Corp.,
	5.00%, 9/01/25	409
3,100,000	Change Healthcare Holdings LLC / Change Healthcare Finance Inc. 144A, 5.75%, 3/01/25 (b)	3,166
1,350,000	Dell International LLC / EMC Corp. 144A,
	8.35%, 7/15/46 (b)	1,777
2,500,000	Everi Payments Inc. 144A, 7.50%, 12/15/25 (b)	2,581
2,000,000	First Data Corp. 144A, 5.00%, 1/15/24 (b)	2,060
1,800,000	NXP BV / NXP Funding LLC 144A,
	3.88%, 9/01/22 (b)	1,820
1,700,000	Western Digital Corp., 10.50%, 4/01/24	1,992

		13,805

Total Corporate Bond (Cost - $426,896)		434,951

Mortgage Backed (3%)
1,999,254	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.250%) 11.81%, 1/25/29 (e)	2,805
1,998,085	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 12.250%) 13.81%, 9/25/28 (e)	3,082
900,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%) 6.16%, 12/25/42 (e)	957
1,446,905	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 7.550%) 9.11%, 12/25/27 (e)	1,822
2,133,347	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 7.950%) 9.51%, 5/25/25 (e)	2,626
1,905,981	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 10.750%) 12.31%, 3/25/25 (e)	2,632
1,249,899	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%) 12.81%, 10/25/29 (e)	1,392

Total Mortgage Backed (Cost - $11,634)		15,316

Stocks (1%)
Master Limited Partnership (1%)
35,200	Enterprise Products Partners LP	972
23,800	Spectra Energy Partners LP	1,017

		1,989

54

Principal or Shares	Security Description	Value (000)

Preferred Stock (0%)
1,170	Wells Fargo & Co., 7.50%
	(Cost - $1,506)	$1,498

Total Stocks (Cost - $3,496)		3,487

Investment Company (10%)
52,956,274	Payden Cash Reserves Money Market Fund *
	(Cost - $52,956)	52,956

Total Investments (Cost - $505,328) (104%)		517,283
Liabilities in excess of Other Assets (-4%)		(21,492)

Net Assets (100%)		$495,791

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2018. The stated maturity is subject to prepayments.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	All or a portion of these securities are on loan. At January 31, 2018, the total market value of the Fund’s securities on loan is $19,510 and the total market value of the collateral held by the Fund is $20,177. Amounts in 000s.
(d)	Perpetual security with no stated maturity date.
(e)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2018.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency sold (000)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
AUD 3,192	USD 2,508	Barclays Bank PLC	04/13/2018	$ 63
BRL 3,417	USD 1,037	State Street Bank & Trust Co.	02/16/2018	33
CAD 3,110	USD 2,523	Barclays Bank PLC	04/13/2018	7
EUR 2,079	USD 2,524	BNP PARIBAS	04/12/2018	69
EUR 3,002	USD 3,741	BNP PARIBAS	04/13/2018	5
EUR 4,822	USD 5,721	State Street Bank & Trust Co.	03/19/2018	284
IDR 28,936,000	USD 2,099	Barclays Bank PLC	04/24/2018	50
JPY 547,400	USD 4,985	Citibank, N.A.	04/26/2018	55
JPY 639,000	USD 5,787	State Street Bank & Trust Co.	03/19/2018	82
NOK 28,885	USD 3,739	HSBC Bank USA, N.A.	04/27/2018	18
RUB 113,270	USD 1,977	HSBC Bank USA, N.A.	04/17/2018	19
USD 2,583	AUD 3,192	Barclays Bank PLC	04/13/2018	12
				697

Liabilities:
IDR 24,275,000	USD 1,805	Barclays Bank PLC	04/24/2018	(3)
MYR 7,741	USD 2,000	Barclays Bank PLC	05/30/2018	(23)
USD 2,510	CAD 3,110	Barclays Bank PLC	04/13/2018	(21)
USD 3,744	CHF 3,481	BNP PARIBAS	04/13/2018	(17)
USD 4,994	CHF 4,760	Citibank, N.A.	04/26/2018	(154)
USD 3,750	EUR 3,005	HSBC Bank USA, N.A.	04/27/2018	(2)
USD 5,921	EUR 4,822	State Street Bank & Trust Co.	03/19/2018	(84)
USD 5,714	JPY 639,000	State Street Bank & Trust Co.	03/19/2018	(155)
				(459)
Net Unrealized Appreciation (Depreciation)				$ 238

  Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (000s)
Protection Bought (Relevant Credit: Markit CDX, North America	12/20/2022	$9,200	$770	$778	$(8)
High Yield Series 29 Index), Pay 5% Quarterly, Receive upon credit default

55    Payden Mutual Funds

Schedule of Investments - January 31, 2018 (Unaudited)

Principal or Shares	Security Description	Value (000)

General Obligation (55%)
645,000	Abag Finance Authority for Nonprofit Corps, 5.00%, 9/02/26	$741
455,000	Abag Finance Authority for Nonprofit Corps, 5.00%, 9/02/28 AGM (a)	540
100,000	Alameda Community Improvement Commission Successor Agency, 5.00%, 9/01/28 BAM (a)	116
250,000	Alameda Community Improvement Commission Successor Agency, 5.00%, 9/01/32 BAM (a)	285
300,000	Anaheim Public Financing Authority, 5.00%, 5/01/34	342
1,000,000	Azusa Unified School District, 5.00%, 8/01/42	1,109
200,000	Brea Community Benefit Financing Authority, 5.00%, 7/01/29	232
500,000	California Infrastructure & Economic Development Bank, 1.76%, 12/01/50 (b)	506
750,000	California Infrastructure & Economic Development Bank, 5.00%, 1/01/28	892
750,000	California State, 3.00%, 12/01/32 (b)	762
500,000	California State, 5.00%, 10/01/26	589
480,000	California State, 5.25%, 10/01/21	510
385,000	California State Public Works Board, 5.25%, 10/01/33	449
100,000	City & County of San Francisco CA, 5.00%, 4/01/22	104
260,000	City of Irvine CA, 5.00%, 9/02/22	291
400,000	County of Sacramento CA, 5.75%, 2/01/30	430
600,000	Fresno Joint Powers Financing Authority, 5.00%, 4/01/18	604
400,000	Grossmont Healthcare District, 5.00%, 7/15/18 AMBAC (a)	401
285,000	Inglewood Public Financing Authority, 4.25%, 8/01/21	305
250,000	Inglewood Redevelopment Agency Successor Agency, 5.00%, 5/01/31 BAM (a)	294
160,000	Inglewood Redevelopment Agency Successor Agency, 5.00%, 5/01/34 BAM (a)	186
500,000	Lancaster Redevelopment Agency Successor Agency, 5.00%, 8/01/30 AGM (a)	586
250,000	Los Angeles County Public Works Financing Authority, 5.00%, 12/01/31	294
350,000	Los Angeles County Redevelopment Authority, 5.25%, 12/01/26 AGM (a)	413
1,300,000	Marin Healthcare District, 4.00%, 8/01/47	1,366
505,000	Municipal Improvement Corp. of Los Angeles, 5.00%, 11/01/24	600
100,000	Municipal Improvement Corp. of Los Angeles, 5.00%, 5/01/30	116
490,000	Municipal Improvement Corp. of Los Angeles, 5.00%, 11/01/31	579
310,000	Natomas Unified School District, 5.00%, 9/01/25 BAM (a)	355
1,000,000	Nuveen, CA Free Quality Municipal Income Fund, AMT 144A, 1.28%, 10/01/47 (b)(c)	1,000
250,000	Oakland Redevelopment Agency Successor Agency, 5.00%, 9/01/35 AGM (a)	285

Principal or Shares	Security Description	Value (000)

1,000,000	Oakland Unified School District/Alameda County, 5.00%, 8/01/29	$1,174
250,000	Palm Springs Financing Authority, 5.00%, 6/01/24	283
250,000	Paramount Redevelopment Agency Successor Agency, 5.00%, 8/01/18	255
270,000	Rancho Mirage Redevelopment Agency Successor Agency, 5.00%, 4/01/24 BAM (a)	316
425,000	Rialto Redevelopment Agency, 5.00%, 9/01/27 BAM (a)	500
325,000	Riverside County Public Financing Authority, 5.00%, 9/01/22 AGM (a)	367
285,000	Riverside County Redevelopment Successor Agency, 5.00%, 10/01/30 AGM (a)	332
300,000	Riverside Unified School District Financing Authority, 5.00%, 9/01/21 BAM (a)	330
300,000	Sacramento Redevelopment Agency Successor Agency, 5.00%, 12/01/23 BAM (a)	348
350,000	San Diego Public Facilities Financing Authority, 5.00%, 10/15/30	408
340,000	San Diego Public Facilities Financing Authority, 5.00%, 10/15/31	395
550,000	San Diego Public Facilities Financing Authority, 5.00%, 10/15/32	636
500,000	San Diego Regional Building Authority, 5.00%, 10/15/35	580
500,000	San Diego Unified School District CA, 4.00%, 7/01/47	523
250,000	San Francisco City & County Redevelopment Agency, 5.00%, 8/01/19	263
120,000	San Jose Financing Authority, 5.00%, 6/01/28	138
500,000	San Luis Obispo County Community College District, 4.00%, 8/01/43	530
250,000	San Mateo Joint Powers Financing Authority, 5.00%, 6/15/30	290
815,000	Santa Monica Public Financing Authority, 4.00%, 7/01/38	862
200,000	Simi Valley Public Financing Authority, 5.00%, 10/01/29	228
550,000	South Orange County Public Financing Authority, 5.00%, 4/01/34	639
500,000	State of California, 1.36%, 12/01/27 (b)	503
640,000	State of California, 2.13%, 5/01/20 (b)	651
500,000	State of California, 4.00%, 11/01/47	531
250,000	State of California, 5.00%, 2/01/25	287
390,000	State of California, 5.00%, 9/01/27	468
100,000	State of California, 5.00%, 8/01/30	116
800,000	Temecula Redevelopment Agency Successor Agency, 5.00%, 12/15/37 AGM (a)	912
325,000	Tustin Community Facilities District, 5.00%, 9/01/22	366
500,000	Union City Community Redevelopment Agency, 5.00%, 10/01/31	593
350,000	Union City Community Redevelopment Agency, 5.00%, 10/01/35	402
345,000	Watsonville Redevelopment Agency, 5.00%, 8/01/24 BAM (a)	405

56

Principal or Shares	Security Description	Value (000)

575,000	West Hollywood Public Financing Authority, 5.00%, 4/01/28	$ 677

Total General Obligation (Cost - $30,399)		30,590

Revenue (42%)
Airport/Port (1%)
125,000	County of Sacramento CA Airport System Revenue, 5.00%, 7/01/19	127
250,000	Norman Y Mineta San Jose International Airport SJC, 5.00%, 3/01/32	294
340,000	San Francisco, CA City & County Airports Commission, 5.00%, 5/01/21	355

		776

Education (10%)
1,250,000	California Educational Facilities Authority, 4.00%, 4/01/47	1,308
300,000	California Educational Facilities Authority, 5.00%, 10/01/31	340
650,000	California Municipal Finance Authority, 1.33%, 10/01/45 (b)	641
250,000	California Municipal Finance Authority, 5.00%, 4/01/18	251
400,000	California Municipal Finance Authority, 5.00%, 4/01/41	425
250,000	California Municipal Finance Authority, 5.00%, 10/01/42 BAM (a)	279
120,000	California School Finance Authority 144A, 4.00%, 7/01/22 (c)	129
1,000,000	California School Finance Authority 144A, 5.00%, 7/01/37 (c)	1,114
250,000	Oxnard School District, 2.00%, 8/01/45 BAM (a)(b)	247
250,000	Stockton Unified School District, 5.00%, 2/01/33	287
500,000	Travis Unified School District, 5.00%, 9/01/31 AGM (a)	577
200,000	University of California, 1.40%, 5/15/46 (b)	197

		5,795

Electric & Gas (5%)
285,000	Anaheim Housing & Public Improvements Authority, 5.00%, 10/01/41	313
215,000	Anaheim Housing & Public Improvements Authority, 5.00%, 10/01/41	241
500,000	City of Redding CA Electric System Revenue, 5.00%, 6/01/30	606
1,000,000	Guam Power Authority, 5.00%, 10/01/32	1,103
455,000	M-S-R Public Power Agency, 5.00%, 7/01/19 AGM (a)	462

		2,725

Healthcare (10%)
750,000	Abag Finance Authority for Nonprofit Corps, 5.00%, 8/01/32	844
215,000	California Health Facilities Financing Authority, 4.00%, 8/15/34	225
750,000	California Health Facilities Financing Authority, 4.00%, 11/15/40	792

Principal or Shares	Security Description	Value (000)

710,000	California Health Facilities Financing Authority, 5.00%, 11/15/27	$ 810
500,000	California Health Facilities Financing Authority, 5.00%, 2/01/31	581
350,000	California Health Facilities Financing Authority, 5.00%, 8/15/32	403
250,000	California Health Facilities Financing Authority, 5.00%, 7/01/43 (b)	272
205,000	California Health Facilities Financing Authority, 5.25%, 3/01/28	225
325,000	California Municipal Finance Authority, 5.00%, 5/15/37	374
500,000	Rib Floater Trust Various States 144A, 1.14%, 3/01/42 (b)(c)	500
340,000	Rib Floater Trust Various States 144A, 1.14%, 8/15/51 (b)(c)	340

		5,366

Industrial (0%)
160,000	Parish of St. Charles LA, 4.00%, 12/01/40 (b)	170

Industrial Development/Pollution Control (6%)
500,000	California Infrastructure & Economic Development Bank, 1.26%, 10/01/47 (b)	500
750,000	California Statewide Communities Development Authority, 2.63%, 11/01/33 (b)	759
500,000	City of Chula Vista CA, 1.65%, 7/01/18	500
370,000	Emeryville Redevelopment Agency Successor Agency, 5.00%, 9/01/25 AGM (a)	434
300,000	Palm Springs Community Redevelopment Agency Successor Agency, 5.00%, 9/01/29 AGM (a)	344
390,000	Palm Springs Community Redevelopment Agency Successor Agency, 5.00%, 9/01/31 AGM (a)	444
100,000	Successor Agency to the Upland Community Redevelopment Agency, 5.00%, 9/01/23 AGM (a)	116

		3,097

Resource Recovery (1%)
500,000	South Bayside, CA Waste Management Authority, 5.25%, 9/01/24	526

Tax Allocation (1%)
415,000	Riverside County, CA Economic Development Agency, 7.25%, 12/01/40	496

Transportation (6%)
250,000	Bay Area Toll Authority, 1.58%, 4/01/34 (b)	254
660,000	Bay Area Toll Authority, 4.00%, 4/01/37	701
600,000	Foothill-Eastern Transportation Corridor Agency, 5.00%, 1/15/53 (b)	633
1,000,000	Foothill-Eastern Transportation Corridor Agency, 5.50%, 1/15/53 (b)	1,119
300,000	San Diego Association of Governments South Bay Expressway Revenue, 5.00%, 7/01/37	349
500,000	San Diego Association of Governments South Bay Expressway Revenue, 5.00%, 7/01/38	581

		3,637

57 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Water & Sewer (2%)
490,000	California Pollution Control Financing Authority 144A, 5.00%, 11/21/45 (c)	$492
250,000	El Dorado, CA Irrigation District / El Dorado County Water Agency, 5.00%, 3/01/29 AGM (a)	286
100,000	San Diego Public Facilities Financing Authority Water Revenue, 5.00%, 8/01/32	118
275,000	Western Riverside Water & Wastewater Financing Authority, 4.00%, 9/01/19	285

		1,181

Total Revenue (Cost - $23,392)		23,769

Total Investments (Cost - $53,791) (97%)		54,359
Other Assets, net of Liabilities (3%)		1,829

Net Assets (100%)		$56,188

(a)	Payment of principal and/or interest is insured against default by a monoline insurer.
(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

AGM             Assured Guaranty Municipal Corporation

AMBAC        American Municipal Bond Assurance Corporation

BAM              Build America Mutual

Schedule of Investments - January 31, 2018 (Unaudited)
Principal or Shares	Security Description	Value (000)
Bank Loans(a) (0%)
207,375	Dole Food Co. Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%) 4.73%, 4/06/24	$ 208

Total Bank Loans (Cost - $206)		208

Bonds (101%)
Argentina (EUR) (0%)
250,000	Argentine Republic Government International Bond, 3.38%, 1/15/23 EUR (b)	313

Argentina (USD) (1%)
545,000	Argentine Republic Government International Bond, 4.63%, 1/11/23	533
695,000	Provincia de Buenos Aires/Argentina 144A, 6.50%, 2/15/23 (c)	718
215,000	Rio Energy SA / UGEN SA / UENSA SA 144A, 6.88%, 2/01/25 (c)	217

		1,468

Australia (USD) (4%)
590,000	Australia & New Zealand Banking Group
	Ltd./New York NY, 1.60%, 7/15/19	583
290,000	Commonwealth Bank of Australia/New York NY, 2.05%, 3/15/19	289
605,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.020%) 2.49%, 11/28/23 (c)(d)	611
860,000	National Australia Bank Ltd./New York, 1.38%, 7/12/19	847
242,000	Suncorp- Metway Ltd. 144A, 2.10%, 5/03/19 (c)	241
285,000	Suncorp-Metway Ltd. 144A, 2.38%, 11/09/20 (c)	282
670,000	Westpac Banking Corp., 1.60%, 8/19/19	662
665,000	Westpac Banking Corp., 2.15%, 3/06/20	659

		4,174

Bermuda (USD) (0%)
180,000	Enstar Group Ltd., 4.50%, 3/10/22	182

Canada (USD) (1%)
470,000	Alimentation Couche-Tard Inc. 144A, 2.35%, 12/13/19 (c)	468
430,000	Cenovus Energy Inc., 5.70%, 10/15/19	450
570,000	Federation des Caisses Desjardins du Quebec 144A, 2.25%, 10/30/20 (c)	563

		1,481

Cayman Islands (USD) (6%)
200,000	Alibaba Group Holding Ltd., 2.80%, 6/06/23	196
300,000	Babson CLO Ltd. 144A, (3 mo. LIBOR USD + 2.850%) 4.59%, 4/20/27 (c)(d)	301
500,000	Babson CLO Ltd. 2013-I 144A, (3 mo. LIBOR USD + 0.800%) 2.54%, 1/20/28 (c)(d)	500
558,625	Cent CLO LP 144A, (3 mo. LIBOR USD + 1.120%) 2.86%, 7/23/25 (c)(d)	560
370,000	CK Hutchison International 17 II Ltd. 144A, 2.25%, 9/29/20 (c)	363
260,000	Dryden 31 Senior Loan Fund 144A, (3 mo. LIBOR USD + 1.080%) 2.81%, 4/18/26 (c)(d)	260
650,000	Flatiron CLO 2014-1 Ltd. 144A, (3 mo. LIBOR USD + 1.600%) 3.33%, 7/17/26 (c)(d)	653
580,000	Madison Park Funding XIV Ltd. 144A, (3 mo. LIBOR USD + 1.550%) 3.29%, 7/20/26 (c)(d)	581
1,050,000	Magnetite VII Ltd. 144A, (3 mo. LIBOR USD + 0.800%) 2.62%, 1/15/28 (c)(d)	1,050

Principal or Shares	Security Description	Value (000)

240,000	Noble Holding International Ltd., 7.75%, 1/15/24 (e)	$ 224
315,000	Octagon Investment Partners XXIII Ltd. 144A, (3 mo. LIBOR USD + 2.000%) 3.72%, 7/15/27 (c)(d)	315
300,000	Seagate HDD Cayman, 3.75%, 11/15/18	304
480,599	Tryon Park CLO Ltd. 144A, (3 mo. LIBOR USD + 1.120%) 2.84%, 7/15/25 (c)(d)	481
490,000	Tryon Park CLO Ltd. 144A, (3 mo. LIBOR USD + 1.550%) 3.27%, 7/15/25 (c)(d)	490
250,000	Venture XVII CLO Ltd. 144A, (3 mo. LIBOR
	USD + 2.200%) 3.92%, 7/15/26 (c)(d)	251

		6,529

Chile (USD) (1%)
275,000	Banco del Estado de Chile 144A, 2.67%, 1/08/21 (c)	276
245,000	Banco Santander Chile 144A, 2.50%, 12/15/20 (c)	243

		519

Denmark (USD) (0%)
390,000	Danske Bank A/S 144A, 1.65%, 9/06/19 (c)	385

Finland (USD) (1%)
940,000	Finnvera OYJ 144A, 1.88%, 10/05/20 (c)	925
255,000	Nokia OYJ, 3.38%, 6/12/22	250

		1,175

France (USD) (3%)
220,000	Banque Federative du Credit Mutuel SA 144A, 2.00%, 4/12/19 (c)	219
480,000	Banque Federative du Credit Mutuel SA 144A, 2.20%, 7/20/20 (c)	474
645,000	BPCE SA, (3 mo. LIBOR USD + 0.880%) 2.36%, 5/31/22 (d)	654
250,000	BPCE SA 144A, (3 mo. LIBOR USD + 1.220%) 2.67%, 5/22/22 (c)(d)	255
560,000	Caisse d’Amortissement de la Dette Sociale 144A, 1.88%, 7/28/20 (c)	552
445,000	Credit Agricole SA/London 144A, 3.38%, 1/10/22 (c)	448
630,000	Dexia Credit Local SA 144A, 2.25%, 2/18/20 (c)	627

		3,229

Georgia (USD) (1%)
400,000	Georgia Government International Bond 144A, 6.88%, 4/12/21 (c)	439

Germany (USD) (1%)
535,000	Deutsche Bank AG/New York NY, 3.15%, 1/22/21	534

Hong Kong (USD) (0%)
200,000	AIA Group Ltd. 144A, 2.25%, 3/11/19 (c)	198

India (USD) (0%)
345,000	ICICI Bank Ltd./Hong Kong 144A, 5.75%, 11/16/20 (c)	369

Ireland (USD) (3%)
300,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.50%, 5/26/22	302

59 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

825,000	AerCap Ireland Capital DAC / AerCap Global
	Aviation Trust, 3.75%, 5/15/19	$ 837
1,445,000	Shire Acquisitions Investments Ireland DAC,
	1.90%, 9/23/19	1,427
340,000	Shire Acquisitions Investments Ireland DAC,
	2.40%, 9/23/21	332
205,000	SMBC Aviation Capital Finance DAC 144A,
	3.00%, 7/15/22 (c)	201

		3,099

Italy (USD) (0%)
425,000	Intesa Sanpaolo SPA 144A, 3.13%, 7/14/22 (c)	419

Japan (USD) (4%)
560,000	Central Nippon Expressway Co. Ltd.,
	2.17%, 8/05/19	557
265,000	Daiwa Securities Group Inc. 144A,
	3.13%, 4/19/22 (c)	263
200,000	Japan Bank for International Cooperation, (3 mo. LIBOR USD + 0.480%) 1.96%, 6/01/20 (d)	201
420,000	Japan Bank for International Cooperation,
	2.25%, 2/24/20	417
200,000	Mizuho Bank Ltd. 144A, 2.40%, 3/26/20 (c)	199
530,000	Mizuho Financial Group Inc., (3 mo. LIBOR
	USD + 0.940%) 2.41%, 2/28/22 (d)	537
200,000	Mizuho Financial Group Inc. 144A,
	2.63%, 4/12/21 (c)	198
300,000	Sumitomo Mitsui Banking Corp.,
	2.09%, 10/18/19	298
200,000	Sumitomo Mitsui Trust Bank Ltd. 144A,
	1.95%, 9/19/19 (c)	198
400,000	Sumitomo Mitsui Trust Bank Ltd. 144A,
	2.05%, 3/06/19 (c)	398
340,000	Sumitomo Mitsui Trust Bank Ltd. 144A,
	2.05%, 10/18/19 (c)	336
330,000	Suntory Holdings Ltd. 144A, 2.55%, 9/29/19 (c)	329

		3,931

Liberia (USD) (0%)
135,000	Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	135

Luxembourg (USD) (1%)
260,000	Allergan Funding SCS, (3 mo. LIBOR USD
	+ 1.255%) 2.80%, 3/12/20 (d)	264
565,000	Allergan Funding SCS, 3.00%, 3/12/20	567

		831

Netherlands (USD) (6%)
950,000	ABN AMRO Bank NV 144A,
	2.10%, 1/18/19 (c)	949
1,300,000	Bank Nederlandse Gemeenten NV 144A,
	1.75%, 10/30/19 (c)	1,287
540,000	Bank Nederlandse Gemeenten NV 144A,
	1.75%, 10/05/20 (c)	529
405,000	Deutsche Telekom International Finance BV
	144A, 2.23%, 1/17/20 (c)	402
490,000	ING Bank NV 144A, 2.00%, 11/26/18 (c)	489
235,000	ING Groep NV, (3 mo. LIBOR USD + 1.150%) 2.84%, 3/29/22 (d)	240
280,000	Majapahit Holding BV 144A,
	7.75%, 1/20/20 (c)	305

Principal or Shares	Security Description	Value (000)

370,000	Mondelez International Holdings Netherlands
	BV 144A, 1.63%, 10/28/19 (c)	$ 365
280,000	Mylan NV, 2.50%, 6/07/19	279
625,000	Nederlandse Waterschapsbank NV 144A,
	1.75%, 9/05/19 (c)	620
380,000	Teva Pharmaceutical Finance Netherlands III BV, 1.40%, 7/20/18	378
340,000	Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	332
560,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	522

		6,697

New Zealand (USD) (0%)
200,000	ANZ New Zealand International Ltd./London
	144A, 2.20%, 7/17/20 (c)	198

Norway (USD) (0%)
320,000	DNB Bank ASA 144A, 2.13%, 10/02/20 (c)	315

Panama (USD) (0%)
225,000	Intercorp Financial Services Inc. 144A,
	4.13%, 10/19/27 (c)	223

Peru (USD) (1%)
200,000	Banco de Credito del Peru/Panama 144A,
	2.25%, 10/25/19 (c)(e)	199
320,000	EL Fondo MIVIVIENDA SA 144A,
	3.50%, 1/31/23 (c)	321

		520

Senegal (USD) (0%)
210,000	Senegal Government International Bond 144A,
	8.75%, 5/13/21 (c)	239

South Korea (USD) (0%)
240,000	Hyundai Capital Services Inc. 144A,
	1.63%, 8/30/19 (c)	235

Spain (USD) (1%)
600,000	Banco Santander SA, 3.13%, 2/23/23	591

Supranational (USD) (2%)
610,000	Africa Finance Corp., 4.38%, 4/29/20 (f)	624
980,000	European Bank for Reconstruction &
	Development, 1.88%, 7/15/21	959

		1,583

Sweden (USD) (2%)
675,000	Skandinaviska Enskilda Banken AB,
	1.50%, 9/13/19	664
490,000	Svensk Exportkredit AB, 1.75%, 5/18/20	483
565,000	Svenska Handelsbanken AB, 1.50%, 9/06/19	557

		1,704

Switzerland (USD) (1%)
270,000	UBS AG/London 144A, 2.45%, 12/01/20 (c)	268
825,000	UBS Group Funding Switzerland AG 144A,
	3.00%, 4/15/21 (c)	824

		1,092

United Arab Emirates (USD) (0%)
240,000	Abu Dhabi Government International Bond
	144A, 2.50%, 10/11/22 (c)	234

60

Principal or Shares	Security Description	Value (000)

United Kingdom (GBP) (1%)
311,393	Gosforth Funding 2016-1 PLC 144A, (3 mo.
	LIBOR GBP + 0.600%) 1.13%, 2/15/58
	GBP (b)(c)(d)	$ 443

United Kingdom (USD) (2%)
280,000	Barclays Bank PLC, (3 mo. LIBOR USD
	+ 0.460%) 2.16%, 1/11/21 (d)	281
275,000	Barclays PLC, 3.25%, 1/12/21	276
220,000	BAT International Finance PLC 144A,
	1.85%, 6/15/18 (c)	220
165,000	BP Capital Markets PLC, 1.77%, 9/19/19	164
250,000	Imperial Brands Finance PLC 144A,
	2.05%, 7/20/18 (c)	250
660,000	Royal Bank of Scotland Group PLC, (3 mo.
	LIBOR USD + 1.470%) 2.89%, 5/15/23 (d)	677
175,000	Santander UK PLC, 2.50%, 3/14/19	175
270,000	Standard Chartered PLC 144A,
	2.10%, 8/19/19 (c)	267

		2,310

United States (USD) (57%)
165,000	American Express Credit Corp., 1.88%, 5/03/19	164
250,000	American Honda Finance Corp., 1.70%, 2/22/19	249
380,000	AmeriCredit Automobile Receivables Trust
	2016-2, 2.21%, 5/10/21	379
110,000	AmeriCredit Automobile Receivables Trust
	2016-2, 2.87%, 11/08/21	111
130,000	Anthem Inc., 2.25%, 8/15/19	130
715,000	Ares Capital Corp., 3.63%, 1/19/22	710
195,000	Astoria Financial Corp., 3.50%, 6/08/20	196
250,000	AT&T Inc., 2.30%, 3/11/19	250
345,000	Athene Global Funding 144A,
	2.75%, 4/20/20 (c)	344
130,000	AutoZone Inc., 1.63%, 4/21/19	129
135,000	Bank of America Corp., 2.15%, 11/09/20	133
270,000	Bank of America Corp., (3 mo. LIBOR USD
	+ 0.630%) 2.33%, 10/01/21 (d)	267
450,000	Bank of America Corp., (3 mo. LIBOR USD
	+ 0.660%) 2.37%, 7/21/21 (d)	447
275,000	Bank of America Corp., 2.63%, 4/19/21	274
615,000	Bank of America Corp., (3 mo. LIBOR USD
	+ 1.000%) 2.74%, 4/24/23 (d)	628
570,000	BAT Capital Corp. 144A, 2.30%, 8/14/20 (c)	564
530,000	Becton Dickinson and Co., 2.13%, 6/06/19	527
615,000	Broadcom Corp. / Broadcom Cayman Finance
	Ltd. 144A, 2.38%, 1/15/20 (c)	609
80,000	Capital Auto Receivables Asset Trust 2016-2,
	2.11%, 3/22/21	80
645,000	Capital One Financial Corp., (3 mo. LIBOR USD
	+ 0.950%) 2.49%, 3/09/22 (d)	651
690,000	Capital One NA, 2.35%, 1/31/20	685
230,000	Cardinal Health Inc., 1.95%, 6/14/19	228
125,000	CBOE Global Markets Inc., 1.95%, 6/28/19	124
265,000	Cheniere Corpus Christi Holdings LLC,
	5.88%, 3/31/25	286
150,000	Cheniere Energy Partners LP 144A,
	5.25%, 10/01/25 (c)	153

Principal or Shares	Security Description	Value (000)

820,000	Chesapeake Funding II LLC 144A,
	1.91%, 8/15/29 (c)	$814
385,000	Citibank NA, 1.85%, 9/18/19	381
565,000	Citibank NA, 2.00%, 3/20/19	563
550,000	Citigroup Inc., 2.65%, 10/26/20	549
250,000	Citizens Bank NA/Providence RI,
	2.20%, 5/26/20	247
250,000	Citizens Bank NA/Providence RI,
	2.25%, 3/02/20	248
249,922	Colony American Homes 2014-1 144A, (1 mo. LIBOR USD + 1.150%) 2.71%, 5/17/31 (c)(d)	251
330,285	Colony American Homes 2014-2 144A, (1 mo. LIBOR USD + 0.950%) 2.51%, 7/17/31 (c)(d)	331
250,000	Constellation Brands Inc., 2.00%, 11/07/19	248
230,621	Credit Suisse Mortgage Capital Certificates
	144A, 1.55%, 4/25/43 (c)(g)	224
240,000	DAE Funding LLC 144A, 4.00%, 8/01/20 (c)	241
920,000	Daimler Finance North America LLC 144A,
	1.50%, 7/05/19 (c)	908
685,000	Dell International LLC / EMC Corp. 144A,
	3.48%, 6/01/19 (c)	691
300,000	Dell International LLC / EMC Corp. 144A,
	4.42%, 6/15/21 (c)	311
70,000	Dell International LLC / EMC Corp. 144A,
	5.88%, 6/15/21 (c)	73
375,000	Delta Air Lines Inc., 2.60%, 12/04/20	372
215,000	Delta Air Lines Inc., 2.88%, 3/13/20	215
560,000	Digital Realty Trust LP, 5.25%, 3/15/21	596
300,000	Discover Bank, 2.60%, 11/13/18	301
140,000	Dominion Energy Inc., 2.58%, 7/01/20	139
420,000	Dominion Energy Inc., 2.96%, 7/01/19	422
265,000	DTE Energy Co., 1.50%, 10/01/19	260
230,000	Energy Transfer Equity LP, 4.25%, 3/15/23	232
145,000	EQT Corp., 2.50%, 10/01/20	144
335,000	Express Scripts Holding Co., 2.60%, 11/30/20	333
500,575	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.850%)
	2.41%, 11/25/29 (d)	503
120,078	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.950%) 2.51%, 5/25/24 (d)	120
727,157	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.950%)
	2.51%, 10/25/29 (d)	733
862,802	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 1.150%) 2.71%, 9/25/29 (d)	870
130,375	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 1.600%) 3.16%, 1/25/24 (d)	131
499,874	FDIC Structured Sale Guaranteed Notes 144A, (1 mo. LIBOR USD + 0.720%)
	2.28%, 12/04/20 (c)(d)	503
91,314	FDIC Trust 144A, 2.18%, 5/25/50 (c)	91
235,000	FirstCash Inc. 144A, 5.38%, 6/01/24 (c)	247
660,000	Ford Motor Credit Co. LLC, 2.02%, 5/03/19	655
200,000	Ford Motor Credit Co. LLC, 2.26%, 3/28/19	199
280,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 1.270%) 2.96%, 3/28/22 (d)	285

61 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

921,587	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.200%) 2.76%, 10/25/29 (d)	$ 936
7,736	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.450%) 3.01%, 11/25/23 (d)	8
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%) 6.16%, 12/25/42 (d)	266
245,212	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 7.950%) 9.51%, 5/25/25 (d)	302
244,357	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 10.750%) 12.31%, 3/25/25 (d)	337
249,980	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%) 12.81%, 10/25/29 (d)	278
445,000	FS Investment Corp., 4.25%, 1/15/20	450
300,000	GATX Corp., 2.50%, 7/30/19	299
370,000	General Motors Financial Co. Inc., 2.40%, 5/09/19	369
615,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 0.930%) 2.65%, 4/13/20 (d)	621
280,000	General Motors Financial Co. Inc., 2.65%, 4/13/20	279
580,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.550%) 3.27%, 1/14/22 (d)	598
135,000	Glencore Funding LLC 144A, 3.00%, 10/27/22 (c)	133
400,000	Glencore Funding LLC 144A, (3 mo. LIBOR USD + 1.360%) 3.08%, 1/15/19 (c)(d)	404
360,000	GM Financial Automobile Leasing Trust 2016-1, 3.24%, 3/20/20	362
640,000	Goldman Sachs Group Inc., 2.60%, 12/27/20	637
675,000	Goldman Sachs Group Inc., 3.00%, 4/26/22	671
47,760	GSAMP Trust 2004-SEA2, (1 mo. LIBOR USD + 0.650%) 2.21%, 3/25/34 (d)	48
295,000	Hewlett Packard Enterprise Co. 144A, 2.10%, 10/04/19 (c)	292
460,000	Hewlett Packard Enterprise Co., 2.85%, 10/05/18	462
250,000	Huntington National Bank, 2.38%, 3/10/20	249
310,000	Hyundai Auto Receivables Trust 2016-B, 2.68%, 9/15/23	305
320,000	IBM Credit LLC, 1.63%, 9/06/19	317
200,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 2/01/22	206
460,000	Invitation Homes 2018-SFR1 Trust 144A, (1 mo. LIBOR USD + 0.700%) 2.27%, 3/17/37 (c)(d)	460
80,000	iStar Inc., 4.63%, 9/15/20	81
280,000	JB Hunt Transport Services Inc., 2.40%, 3/15/19	280
461,326	JP Morgan Mortgage Trust 2017-1 144A, 3.50%, 1/25/47 (c)(g)	467

Principal or Shares	Security Description	Value (000)

956,455	JP Morgan Mortgage Trust 2017-5 144A, 3.00%, 10/26/48 (c)(g)	$ 959
520,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.680%) 2.16%, 6/01/21 (d)	524
150,000	JPMorgan Chase & Co., 6.30%, 4/23/19	157
255,000	Kinder Morgan Inc./DE, (3 mo. LIBOR USD + 1.280%) 3.00%, 1/15/23 (d)	259
275,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19	277
55,120	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (c)	59
350,000	Lennar Corp., 4.13%, 1/15/22	355
7,156	MASTR Asset Securitization Trust 2004-6, 5.00%, 7/25/19	7
240,000	Metropolitan Life Global Funding I 144A, 2.40%, 1/08/21 (c)	238
320,000	Molson Coors Brewing Co., 1.90%, 3/15/19	318
170,000	Moody’s Corp., 2.75%, 12/15/21	169
300,000	Morgan Stanley, 2.50%, 4/21/21	296
650,000	Morgan Stanley, (3 mo. LIBOR USD + 1.140%) 2.90%, 1/27/20 (d)	661
710,000	Morgan Stanley, (3 mo. LIBOR USD + 1.180%) 2.92%, 1/20/22 (d)	724
341,681	MVW Owner Trust 2017-1 144A, 2.42%, 12/20/34 (c)	336
400,000	Nabors Industries Inc., 4.63%, 9/15/21	393
436,890	New Residential Mortgage Loan Trust 2017-1 144A, 4.00%, 2/25/57 (c)(g)	448
900,086	New Residential Mortgage Loan Trust 2017-3 144A, 4.00%, 4/25/57 (c)(g)	921
910,430	New Residential Mortgage Loan Trust 2017-4 144A, 4.00%, 5/25/57 (c)(g)	933
290,000	Nuveen Finance LLC 144A, 2.95%, 11/01/19 (c)	292
125,000	Oasis Petroleum Inc., 6.88%, 1/15/23 (e)	129
590,000	ONEOK Inc., 4.25%, 2/01/22	612
120,000	Packaging Corp. of America, 2.45%, 12/15/20	119
110,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 2.50%, 6/15/19 (c)	110
400,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.20%, 7/15/20 (c)	405
640,000	Philip Morris International Inc., 1.63%, 2/21/19	636
270,000	QEP Resources Inc., 5.38%, 10/01/22	280
85,000	QEP Resources Inc., 6.88%, 3/01/21	92
199,899	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	178
765,000	Sabine Pass Liquefaction LLC, 5.63%, 2/01/21	815
180,000	Santander Drive Auto Receivables Trust 2015-2, 3.02%, 4/15/21	181
550,000	Santander Holdings USA Inc., 2.65%, 4/17/20	549
550,000	Santander Holdings USA Inc. 144A, 3.70%, 3/28/22 (c)	556
105,000	Sempra Energy, (3 mo. LIBOR USD + 0.500%) 2.21%, 1/15/21 (d)	105
110,000	Sempra Energy, 2.40%, 2/01/20	110
85,035	Sequoia Mortgage Trust, 1.45%, 2/25/43 (g)	82
134,295	Sequoia Mortgage Trust, 1.55%, 4/25/43 (g)	131
346,287	Sequoia Mortgage Trust 2017-CH2 144A, 4.00%, 12/25/47 (c)(g)	354

62

Principal or Shares	Security Description	Value (000)

180,000	Smithfield Foods Inc. 144A, 2.65%, 10/03/21 (c)	$ 175
170,000	Smithfield Foods Inc. 144A, 2.70%, 1/31/20 (c)	169
450,000	Southern California Edison Co., 1.85%, 2/01/22	444
450,000	Springleaf Funding Trust 2017-A 144A, 2.68%, 7/15/30 (c)	443
450,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (c)	453
390,000	Stanley Black & Decker Inc., 1.62%, 11/17/18	388
100,000	Starwood Property Trust Inc. 144A, 3.63%, 2/01/21 (c)	100
80,000	Sunoco LP / Sunoco Finance Corp. 144A, 4.88%, 1/15/23 (c)	82
555,000	SunTrust Bank/Atlanta GA, (3 mo. LIBOR USD + 0.298%) 2.59%, 1/29/21 (d)	555
130,000	Synchrony Financial, 2.60%, 1/15/19	130
220,000	Synchrony Financial, 3.00%, 8/15/19	221
120,000	Synchrony Financial, (3 mo. LIBOR USD + 1.230%) 3.02%, 2/03/20 (d)	122
1,546,000	U.S. Treasury Note, 1.25%, 8/31/19	1,526
532,000	U.S. Treasury Note, 1.25%, 10/31/19 (h)(i)	524
4,645,000	U.S. Treasury Note, 1.50%, 10/31/19	4,596
2,110,000	U.S. Treasury Note, 2.00%, 1/31/20	2,104
120,000	United Continental Holdings Inc., 6.38%, 6/01/18	122
560,000	VEREIT Operating Partnership LP, 4.13%, 6/01/21	579
620,000	Verizon Communications Inc., (3 mo. LIBOR USD + 0.550%) 2.00%, 5/22/20 (d)	624
570,000	Verizon Communications Inc., (3 mo. LIBOR USD + 1.000%) 2.60%, 3/16/22 (d)	582
145,000	VFH Parent LLC / Orchestra Co.-Issuer Inc. 144A, 6.75%, 6/15/22 (c)	153
240,000	ViaSat Inc. 144A, 5.63%, 9/15/25 (c)	239
60,596	VOLT XXV LLC 144A, 3.50%, 6/26/45 (c)	61
160,000	Westlake Automobile Receivables Trust 2016-2 144A, 4.10%, 6/15/21 (c)	163
330,000	Westlake Automobile Receivables Trust 2017-1 144A, 2.70%, 10/17/22 (c)	330
255,000	Whiting Petroleum Corp., 5.75%, 3/15/21	265

		60,786

Principal or Shares	Security Description	Value (000)

Vietnam (USD) (0%)
300,000	Vietnam Government International Bond 144A, 6.75%, 1/29/20 (c)	$ 321

Virgin Islands (British) (USD) (1%)
585,000	Sinopec Group Overseas Development 2017 Ltd. 144A, 2.38%, 4/12/20 (c)	579
200,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (c)	200
210,000	Want Want China Finance Ltd. 144A, 1.88%, 5/14/18 (c)	209

		988

Total Bonds (Cost - $107,984)		107,889

Investment Company (1%)
1,179,565	Payden Cash Reserves Money Market Fund *
	(Cost - $1,180)	1,180

Total Investments (Cost - $109,370) (102%)		109,277
Liabilities in excess of Other Assets (-2%)		(1,771)

Net Assets (100%)		$ 107,506

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2018. The stated maturity is subject to prepayments.
(b)	Principal in foreign currency.
(c)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2018.
(e)	All or a portion of these securities are on loan. At January 31, 2018, the total market value of the Fund’s securities on loan is $516 and the total market value of the collateral held by the Fund is $524. Amount in 000s.
(f)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(g)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(h)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(i)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency sold (000)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
AUD 712	USD 560	Barclays Bank PLC	04/13/2018	$14
BRL 734	USD 223	State Street Bank & Trust Co.	02/16/2018	7
CAD 694	USD 563	Barclays Bank PLC	04/13/2018	2
EUR 464	USD 563	BNP PARIBAS	04/12/2018	16
EUR 650	USD 810	BNP PARIBAS	04/13/2018	1
EUR 1,070	USD 1,270	State Street Bank & Trust Co.	03/19/2018	63
IDR 6,136,000	USD 445	Barclays Bank PLC	04/24/2018	10
JPY 118,800	USD 1,082	Citibank, N.A.	04/26/2018	12

63 Payden Mutual Funds

Currency Purchased (000s)	Currency sold (000)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
JPY 141,800	USD 1,284	State Street Bank & Trust Co.	03/19/2018	18
NOK 6,261	USD 810	HSBC Bank USA, N.A.	04/27/2018	4
RUB 25,320	USD 442	HSBC Bank USA, N.A.	04/17/2018	4
USD 576	AUD 712	Barclays Bank PLC	04/13/2018	3

				154

Liabilities:
IDR 5,391,000	USD 401	Barclays Bank PLC	04/24/2018	(1)
MYR 1,678	USD 434	Barclays Bank PLC	05/30/2018	(5)
USD 560	CAD 694	Barclays Bank PLC	04/13/2018	(5)
USD 811	CHF 754	BNP PARIBAS	04/13/2018	(4)
USD 310	EUR 256	Citibank, N.A.	02/08/2018	(8)
USD 1,084	CHF 1,033	Citibank, N.A.	04/26/2018	(33)
USD 424	GBP 313	HSBC Bank USA, N.A.	02/08/2018	(20)
USD 812	EUR 651	HSBC Bank USA, N.A.	04/27/2018	—
USD 1,314	EUR 1,070	State Street Bank & Trust Co.	03/19/2018	(19)
USD 1,268	JPY 141,800	State Street Bank & Trust Co.	03/19/2018	(34)

				(129)

Net Unrealized Appreciation (Depreciation)				$25

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
90-Day Eurodollar Future	112	Dec-18	$27,332	$(47)	$(47)
U.S. Treasury 2 Year Note Future	36	Mar-18	7,676	(55)	(55)

					(102)

Short Contracts:
90-Day Eurodollar Future	112	Dec-19	(27,245)	77	77
U.S. Treasury 5 Year Note Future	30	Mar-18	(3,441)	63	63

					140

Total Futures					$38

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Depreciation (000s)
Protection Bought (Relevant Credit: Markit CDX, North America Investment Grade Series 29 Index), Pay 1% Quarterly, Receive upon credit default	12/20/2022	$(4,113)	$(99)	$(92)	$(7)

Schedule of Investments - January 31, 2018 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (103%)
Argentina (EUR) (0%)
140,000	Argentine Republic Government International
	Bond, 3.38%, 1/15/23	$ 175

Argentina (USD) (1%)
300,000	Argentine Republic Government International Bond, 4.63%, 1/11/23	294
280,000	Provincia de Buenos Aires/Argentina 144A,
	5.75%, 6/15/19(a)	286

		580

Armenia (USD) (0%)
400,000	Republic of Armenia International Bond 144A, 6.00%, 9/30/20(a)	423

Australia (AUD) (1%)
450,000	Australia Government Bond, 1.75%, 11/21/20	359
1,100,000	Australia Government Bond, 3.25%, 4/21/25	920

		1,279

Australia (GBP) (1%)
400,000	Westfield America Management Ltd.,
	2.63%, 3/30/29	567

Australia (USD) (1%)
550,000	Commonwealth Bank of Australia 144A,
	4.32%, 1/10/48(a)	549
250,000	Macquarie Bank Ltd. 144A, 6.63%, 4/07/21(a)	274
190,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR
	USD + 1.372%) 3.76%, 11/28/28(a)(b)	186
90,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20(a)	89

		1,098

Austria (EUR) (0%)
120,000	Austria Government Bond 144A,
	1.65%, 10/21/24(a)	161
120,000	Austria Government Bond 144A,
	2.40%, 5/23/34(a)	175
50,000	Austria Government Bond 144A,
	3.15%, 6/20/44(a)	86

		422

Belgium (EUR) (1%)
100,000	Belgium Government Bond 144A,
	0.80%, 6/22/25(a)	126
400,000	Belgium Government Bond 144A,
	1.00%, 6/22/31(a)	487
60,000	Belgium Government Bond 144A,
	1.60%, 6/22/47(a)	73
250,000	Belgium Government Bond, 3.00%, 9/28/19	328

		1,014

Brazil (USD) (0%)
270,000	Brazilian Government International Bond,
	4.88%, 1/22/21	285

Canada (CAD) (2%)
1,200,000	Canadian Government Bond, 2.25%, 6/01/25	976
380,000	Canadian Government Bond, 3.50%, 12/01/45	380
1,000,000	Canadian Government Bond, 3.75%, 6/01/19	834
350,000	Canadian Government Bond, 5.00%, 6/01/37	399
100,000	Canadian Government Bond, 5.75%, 6/01/29	109

		2,698

Principal or Shares	Security Description	Value (000)
Canada (USD) (2%)
360,000	1011778 BC ULC / New Red Finance Inc. 144A, 5.00%, 10/15/25(a)	$ 362
487,000	Cenovus Energy Inc., 6.75%, 11/15/39	587
356,000	Encana Corp., 3.90%, 11/15/21	365
200,000	Encana Corp., 6.63%, 8/15/37	256
405,000	Manulife Financial Corp., (5 yr. Swap Semi
	30/360 US + 1.647%) 4.06%, 2/24/32(b)	404
450,000	NOVA Chemicals Corp. 144A,
	5.25%, 6/01/27(a)	450

		2,424

Cayman Islands (USD) (2%)
550,000	Alibaba Group Holding Ltd., 4.00%, 12/06/37	551
290,000	Atrium XII 144A, (3 mo. LIBOR USD
	+ 2.800%) 4.54%, 4/22/27(a)(b)	291
400,000	Babson CLO Ltd. 2015-I 144A, (3 mo. LIBOR USD + 1.430%) 3.17%, 4/20/27(a)(b)	401
650,000	CIFC Funding 2017-III Ltd. 144A, (3 mo.
	LIBOR USD + 1.800%) 3.54%, 7/20/30(a)(b)	654
385,000	Madison Park Funding XIV Ltd. 144A, (3 mo.
	LIBOR USD + 1.120%) 2.86%, 7/20/26(a)(b)	385
380,000	Madison Park Funding XIV Ltd. 144A, (3 mo.
	LIBOR USD + 2.050%) 3.79%, 7/20/26(a)(b)	383
195,000	Seagate HDD Cayman 144A, 4.88%, 3/01/24(a)	198

		2,863

Chile (USD) (0%)
220,050	Latam Airlines 2015-1 Pass Through Trust A, 4.20%, 11/15/27	223

Colombia (USD) (0%)
420,000	Colombia Government International Bond,
	3.88%, 4/25/27	424

Costa Rica (USD) (0%)
200,000	Costa Rica Government International Bond
	144A, 4.25%, 1/26/23(a)	195

Dominica Republic (USD) (0%)
200,000	Dominican Republic International Bond 144A,
	5.50%, 1/27/25(a)	210

Finland (EUR) (0%)
170,000	Finland Government Bond 144A,
	2.75%, 7/04/28(a)	252

France (EUR) (4%)
1,000,000	France Government Bond OAT, 1.00%, 5/25/18	1,247
350,000	France Government Bond OAT 144A,
	1.25%, 5/25/36(a)	422
1,120,000	France Government Bond OAT, 1.75%, 11/25/24	1,512
1,030,000	France Government Bond OAT, 3.25%, 5/25/45	1,721

		4,902

France (GBP) (1%)
300,000	AXA SA, (3 mo. LIBOR GBP + 3.270%)
	5.63%, 1/16/54(b)	517
150,000	Cie de Saint-Gobain, 4.63%, 10/09/29	253
100,000	Cie de Saint-Gobain, 4.63%, 10/09/29	168

		938

France (USD) (1%)
530,000	BPCE SA, (3 mo. LIBOR USD + 0.880%)
	2.36%, 5/31/22(b)	538

65 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

500,000	Credit Agricole SA/London 144A,
	3.25%, 10/04/24(a)	$ 492
280,000	Danone SA 144A, 2.59%, 11/02/23(a)	271

		1,301

Germany (EUR) (4%)
900,000	Bundesrepublik Deutschland Bundesanleihe,
	0.00%, 8/15/26	1,070
1,800,000	Bundesrepublik Deutschland Bundesanleihe,
	0.50%, 2/15/26	2,244
360,000	Bundesrepublik Deutschland Bundesanleihe,
	3.25%, 7/04/42	642
80,000	Bundesrepublik Deutschland Bundesanleihe,
	4.75%, 7/04/40	170
450,000	Volkswagen Leasing GmbH, 1.38%, 1/20/25	566

		4,692

Hong Kong (USD) (1%)
715,000	ICBCIL Finance Co. Ltd. 144A,
	2.38%, 5/19/19(a)	708

Iceland (EUR) (1%)
502,000	Islandsbanki HF, 1.75%, 9/07/20	646
400,000	Landsbankinn HF, 1.63%, 3/15/21	514

		1,160

Indonesia (EUR) (0%)
290,000	Indonesia Government International Bond 144A, 3.75%, 6/14/28(a)	421

Indonesia (USD) (0%)
200,000	Indonesia Government International Bond 144A, 4.13%, 1/15/25(a)	207
310,000	Perusahaan Penerbit SBSN Indonesia III 144A, 4.15%, 3/29/27(a)	316

		523

Ireland (EUR) (1%)
100,000	Ireland Government Bond, 3.40%, 3/18/24	146
100,000	Johnson Controls International PLC,
	1.00%, 9/15/23	125
390,000	Liberty Mutual Finance Europe DAC 144A, 1.75%, 3/27/24(a)	502

		773

Ireland (USD) (1%)
220,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	215
185,000	Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	180
535,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21(a)	524

		919

Italy (EUR) (4%)
270,000	Assicurazioni Generali SPA, (3 mo. EURIBOR + 5.350%) 5.00%, 6/08/48(b)	392
690,000	Italy Buoni Poliennali Del Tesoro,
	4.50%, 8/01/18	878
1,180,000	Italy Buoni Poliennali Del Tesoro,
	4.50%, 5/01/23	1,731

Principal or Shares	Security Description	Value (000)

430,000	Italy Buoni Poliennali Del Tesoro,
	5.00%, 8/01/39	$ 718
680,000	Italy Buoni Poliennali Del Tesoro,
	5.25%, 11/01/29	1,104

		4,823

Japan (JPY) (15%)
737,400,000	Japan Government Ten Year Bond,
	0.30%, 12/20/25	6,904
275,000,000	Japan Government Ten Year Bond,
	0.80%, 9/20/23	2,640
375,000,000	Japan Government Ten Year Bond,
	1.20%, 6/20/21	3,586
100,800,000	Japan Government Thirty Year Bond,
	1.40%, 12/20/45	1,069
163,000,000	Japan Government Thirty Year Bond,
	2.00%, 9/20/40	1,913
165,000,000	Japan Government Thirty Year Bond,
	2.20%, 9/20/39	1,987
54,500,000	Japan Government Twenty Year Bond,
	1.70%, 9/20/33	600

		18,699

Japan (USD) (1%)
620,000	Mizuho Financial Group Inc., 2.95%, 2/28/22	614

Jersey (EUR) (0%)
400,000	Glencore Finance Europe Ltd., 1.88%, 9/13/23	515

Jersey (GBP) (1%)
300,000	Heathrow Funding Ltd., 7.13%, 2/14/24	534

Kenya (USD) (1%)
525,000	Kenya Government International Bond 144A, 5.88%, 6/24/19(a)	541

Luxembourg (EUR) (1%)
750,000	Allergan Funding SCS, 1.25%, 6/01/24	927

Luxembourg (USD) (0%)
240,000	Allergan Funding SCS, 3.45%, 3/15/22	242

Mexico (MXN) (0%)
5,500,000	Mexican Bonos, 6.50%, 6/10/21	287

Morocco (USD) (1%)
550,000	Morocco Government International Bond 144A, 4.25%, 12/11/22(a)	574

Netherlands (EUR) (1%)
300,000	Netherlands Government Bond 144A,
	0.50%, 7/15/26(a)	369
130,000	Netherlands Government Bond 144A,
	2.25%, 7/15/22(a)	178
130,000	Netherlands Government Bond 144A,
	4.00%, 1/15/37(a)	242
400,000	NN Group NV, (3 mo. EURIBOR + 4.950%) 4.63%, 1/13/48(b)	586
350,000	Teva Pharmaceutical Finance Netherlands II BV, 1.13%, 10/15/24	376

		1,751

Netherlands (USD) (2%)
400,000	ABN AMRO Bank NV, (5 yr. Swap Semi 30/360 US + 2.197%) 4.40%, 3/27/28(b)	411

66

Principal or Shares	Security Description	Value (000)

415,000	Mondelez International Holdings Netherlands BV 144A, 2.00%, 10/28/21(a)	$ 401
600,000	Mylan NV, 3.15%, 6/15/21	600
300,000	Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	293
250,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	233
255,000	Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	226

		2,164

New Zealand (USD) (1%)
750,000	ANZ New Zealand International Ltd./London 144A, 2.13%, 7/28/21(a)	729
250,000	BNZ International Funding Ltd./London 144A, 2.10%, 9/14/21(a)	242

		971

Panama (USD) (0%)
200,000	Panama Government International Bond, 3.88%, 3/17/28	208

Poland (PLN) (0%)
500,000	Poland Government Bond, 5.25%, 10/25/20	163

Romania (USD) (1%)
555,000	Romanian Government International Bond 144A, 4.38%, 8/22/23(a)	587

Saudi Arabia (USD) (1%)
450,000	Saudi Government International Bond 144A, 3.25%, 10/26/26(a)	435
600,000	Saudi Government International Bond 144A, 3.63%, 3/04/28(a)	587

		1,022

Senegal (USD) (0%)
295,000	Senegal Government International Bond 144A, 8.75%, 5/13/21(a)	336

Spain (EUR) (3%)
1,000,000	Spain Government Bond, 0.75%, 7/30/21	1,271
200,000	Spain Government Bond 144A,
	1.95%, 4/30/26(a)	263
600,000	Spain Government Bond 144A,
	1.95%, 7/30/30(a)	764
120,000	Spain Government Bond 144A,
	2.90%, 10/31/46(a)	161
500,000	Telefonica Emisiones SAU, 1.53%, 1/17/25	639

		3,098

Sri Lanka (USD) (0%)
300,000	Sri Lanka Government International Bond 144A, 5.88%, 7/25/22(a)	313
200,000	Sri Lanka Government International Bond 144A, 6.00%, 1/14/19(a)	205

		518

Switzerland (USD) (0%)
210,000	UBS Group Funding Switzerland AG 144A, 3.49%, 5/23/23(a)	211

Turkey (USD) (0%)
400,000	Turkey Government International Bond, 5.63%, 3/30/21	420

Principal or Shares	Security Description	Value (000)
United Kingdom (EUR) (1%)
250,000	Anglo American Capital PLC, 1.63%, 9/18/25	$ 313
500,000	BP Capital Markets PLC, 1.08%, 6/26/25	625
500,000	Nationwide Building Society, (5 yr. Euro Swap + 1.500%) 2.00%, 7/25/29(b)	635

		1,573

United Kingdom (GBP) (5%)
300,000	Anglian Water Services Financing PLC, 2.63%, 6/15/27	415
350,000	Barclays PLC, 3.25%, 2/12/27	514
450,000	BP Capital Markets PLC, 1.18%, 8/12/23	623
310,000	HSBC Bank PLC, (3 mo. LIBOR GBP
	+ 1.500%) 5.38%, 11/04/30(b)	535
564,302	Ripon Mortgages PLC 144A, (3 mo. LIBOR GBP + 0.800%) 1.33%, 8/20/56(a)(b)	808
500,000	United Kingdom Gilt, 0.50%, 7/22/22	695
260,000	United Kingdom Gilt, 4.25%, 12/07/55	618
260,000	United Kingdom Gilt, 4.25%, 12/07/55	618
470,000	United Kingdom Gilt, 4.75%, 12/07/38	995
220,000	United Kingdom Gilt, 5.00%, 3/07/25	392

		6,213

United Kingdom (USD) (2%)
230,000	Anglo American Capital PLC 144A,
	4.75%, 4/10/27(a)	240
440,000	Barclays PLC, 3.68%, 1/10/23	444
670,000	HSBC Holdings PLC, 2.95%, 5/25/21	671
200,000	Lloyds Banking Group PLC, 3.00%, 1/11/22	199
300,000	Lloyds Banking Group PLC, 4.34%, 1/09/48	301
500,000	Santander UK Group Holdings PLC, (3 mo. LIBOR USD + 1.400%) 3.82%, 11/03/28(b)	492

		2,347

United States (EUR) (3%)
150,000	Berkshire Hathaway Inc., 1.30%, 3/15/24	192
450,000	Blackstone Holdings Finance Co. LLC 144A, 1.00%, 10/05/26(a)	548
640,000	Celanese U.S. Holdings LLC, 1.13%, 9/26/23	800
400,000	General Motors Financial Co. Inc.,
	0.96%, 9/07/23	493
150,000	McKesson Corp., 1.50%, 11/17/25	188
400,000	Procter & Gamble Co., 1.25%, 10/25/29	498
650,000	Southern Power Co., 1.00%, 6/20/22	824
250,000	Verizon Communications Inc., 2.88%, 1/15/38	319

		3,862

United States (GBP) (0%)
110,000	Textron Inc., 6.63%, 4/07/20	171

United States (USD) (33%)
225,000	21st Century Fox America Inc., 4.50%, 2/15/21	238
150,000	Air Lease Corp., 4.25%, 9/15/24	155
420,316	American Airlines 2016-1 Class B Pass Through Trust, 5.25%, 1/15/24	442
390,000	American Equity Investment Life Holding Co., 5.00%, 6/15/27	403
350,000	Ares Capital Corp., 3.63%, 1/19/22	347
550,000	AT&T Inc., 3.60%, 2/17/23	556
270,000	AT&T Inc., 5.25%, 3/01/37	286
58,000	Bank of America Corp. 144A, (3 mo. LIBOR USD + 1.040%) 3.42%, 12/20/28(a)(b)	57
630,000	Bank of America Corp., 7.75%, 5/14/38	934

67 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

200,000	Barrick North America Finance LLC,
	7.50%, 9/15/38	$ 277
105,000	Becton Dickinson and Co., 3.36%, 6/06/24	104
290,000	Boardwalk Pipelines LP, 4.45%, 7/15/27	292
500,000	Boise Cascade Co. 144A, 5.63%, 9/01/24(a)	525
300,000	Capital One Financial Corp., 4.75%, 7/15/21	317
350,000	Capital One NA, 2.40%, 9/05/19	348
480,000	Cheniere Corpus Christi Holdings LLC,
	5.88%, 3/31/25	518
325,000	Citigroup Inc., 4.45%, 9/29/27	339
556,771	Colony Starwood Homes 2016-2 Trust 144A, (1 mo. LIBOR USD + 1.250%) 2.81%, 12/17/33(a)(b)	560
540,000	Dell International LLC / EMC Corp. 144A, 4.42%, 6/15/21(a)	560
325,000	Dell International LLC / EMC Corp. 144A, 8.35%, 7/15/46(a)	428
40,000	Delta Air Lines Inc., 2.88%, 3/13/20	40
90,000	Dignity Health, 3.13%, 11/01/22	89
300,000	Discover Bank, 3.10%, 6/04/20	302
388,050	Domino’s Pizza Master Issuer LLC 144A, (3 mo. LIBOR USD + 1.250%) 3.00%, 7/25/47(a)(b)	390
547,250	Domino’s Pizza Master Issuer LLC 144A, 3.08%, 7/25/47(a)	543
152,000	Dow Chemical Co., 9.40%, 5/15/39	257
320,000	Energy Transfer LP, 6.50%, 2/01/42	369
430,000	EnLink Midstream Partners LP, 5.45%, 6/01/47	461
340,000	EQT Corp., 3.90%, 10/01/27	334
511,163	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.550%) 2.11%, 1/25/30(b)	512
484,771	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.950%) 2.51%, 10/25/29(b)	489
250,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.250%) 5.81%, 1/25/29(b)	282
330,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.250%) 5.81%, 4/25/29(b)	375
170,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.450%) 6.01%, 1/25/29(b)	191
499,814	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.250%) 11.81%, 1/25/29(b)	701
499,820	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.750%) 12.31%, 1/25/29(b)	687
740,000	FN, 2.50%, 15YR TBA(c)	729
1,200,000	FN, 3.00%, 15YR TBA(c)	1,206
1,170,000	FN, 3.00%, 30YR TBA(c)	1,147
560,000	FN, 3.50%, 30YR TBA(c)	565
549,220	FN, 3.50%, 5/01/45	555
1,830,000	FN, 4.00%, 30YR TBA(c)	1,890
1,310,000	FN, 4.50%, 30YR TBA(c)	1,381
430,000	Ford Motor Co., 4.35%, 12/08/26	435
400,000	Ford Motor Co., 4.75%, 1/15/43	395

Principal or Shares	Security Description	Value (000)

364,795	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.200%) 2.76%, 10/25/29(b)	$ 370
600,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.300%) 2.86%, 4/25/29(b)	610
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 3.250%) 4.81%, 7/25/29(b)	271
110,000	FS Investment Corp., 4.25%, 1/15/20	111
720,000	G2, 3.50%, 30YR TBA(c)	733
350,000	General Motors Co., 6.25%, 10/02/43	415
750,000	Goldman Sachs Group Inc., 5.38%, 3/15/20	791
310,000	Goldman Sachs Group Inc., 6.75%, 10/01/37	410
28,350	GreenPoint Mortgage Funding Trust, (1 mo. LIBOR USD + 0.560%) 2.12%, 6/25/45(b)	26
500,000	HCA Inc., 5.38%, 2/01/25	512
385,000	International Lease Finance Corp.,
	5.88%, 4/01/19	399
375,000	Kinder Morgan Energy Partners LP,
	6.55%, 9/15/40	446
525,000	KKR Group Finance Co. II LLC 144A,
	5.50%, 2/01/43(a)	597
425,000	Marathon Oil Corp., 4.40%, 7/15/27	441
450,000	Meritage Homes Corp., 5.13%, 6/06/27	457
200,000	Metropolitan Edison Co. 144A,
	3.50%, 3/15/23(a)	202
185,000	Morgan Stanley, 3.13%, 7/27/26	179
530,000	Nabors Industries Inc., 4.63%, 9/15/21	521
170,000	Nationwide Mutual Insurance Co. 144A,
	9.38%, 8/15/39(a)	282
383,779	New Residential Mortgage Loan Trust 2017-2 144A, 4.00%, 3/25/57(a)(d)	394
485,000	Northwell Healthcare Inc., 4.26%, 11/01/47	487
150,000	Old Republic International Corp.,
	4.88%, 10/01/24	159
320,000	ONEOK Partners LP, 6.65%, 10/01/36	396
63,000	Pacific Life Insurance Co. 144A,
	9.25%, 6/15/39(a)	105
110,000	Prudential Financial Inc., (3 mo. LIBOR USD + 3.920%) 5.63%, 6/15/43(b)	120
120,000	QEP Resources Inc., 5.38%, 10/01/22	124
210,000	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 144A, 5.13%, 7/15/23(a)	216
350,000	Roper Technologies Inc., 2.80%, 12/15/21	348
380,000	Sabine Pass Liquefaction LLC, 5.63%, 2/01/21	405
110,000	Santander Holdings USA Inc., 2.65%, 4/17/20	110
500,000	Santander Holdings USA Inc. 144A,
	3.40%, 1/18/23(a)	494
500,000	SLM Corp., 5.13%, 4/05/22	518
120,000	SM Energy Co., 6.13%, 11/15/22	125
330,000	Solvay Finance America LLC 144A,
	3.40%, 12/03/20(a)	336
250,000	Sprint Communications Inc, 6.00%, 11/15/22	250
200,000	Synchrony Financial, 4.25%, 8/15/24	205
493,750	Taco Bell Funding LLC 144A, 3.83%, 5/25/46(a)	499
410,000	Time Warner Inc., 3.60%, 7/15/25	406

68

Principal or Shares	Security Description	Value (000)

80,000	U.S. Treasury Bond, 2.25%, 8/15/46	$ 69
1,141,932	U.S. Treasury Inflation Indexed Bonds,
	0.63%, 1/15/26	1,146
1,824,000	U.S. Treasury Note, 1.25%, 4/30/19(e)(f)	1,807
500,000	United Continental Holdings Inc.,
	5.00%, 2/01/24	508
210,000	VEREIT Operating Partnership LP,
	3.00%, 2/06/19	211
500,000	Wells Fargo & Co., 5.38%, 11/02/43	595
215,000	Welltower, Inc., 4.95%, 1/15/21	227
120,000	Whiting Petroleum Corp., 5.75%, 3/15/21	125
110,000	WPX Energy Inc., 7.50%, 8/01/20	119
370,000	XPO Logistics Inc. 144A, 6.13%, 9/01/23(a)	392

		40,680

Uruguay (USD) (0%)
325,000	Uruguay Government International Bond,
	4.38%, 10/27/27	346
110,000	Uruguay Government International Bond,
	4.50%, 8/14/24	118

		464

Virgin Islands (British) (USD) (1%)
650,000	Sinopec Group Overseas Development 2016 Ltd. 144A, 2.00%, 9/29/21(a)	627

Total Bonds (Cost - $121,747)		126,611

Principal or Shares	Security Description	Value (000)

Preferred Stock (0%)
120	Wells Fargo & Co., 7.50%
	(Cost - $154)	$154

Investment Company (5%)
3,207,666	Payden Cash Reserves Money Market Fund *	3,208
277,113	Payden Floating Rate Fund, SI Class *	2,779

Total Investment Company (Cost - $5,975)		5,987

Total Investments (Cost - $127,876) (108%)		132,752
Liabilities in excess of Other Assets (-8%)		(9,386)

Net Assets (100%)		$123,366

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2018.
(c)	Security was purchased on a delayed delivery basis.
(d)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	All or a portion of the security is pledged to cover futures contract margin requirements.
(f)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

69 Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency sold (000)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
AUD 2,377	USD 1,868	Barclays Bank PLC	04/13/2018	$ 47
AUD 45	USD 35	BNP PARIBAS	02/08/2018	1
BRL 2,035	USD 618	State Street Bank & Trust Co.	02/16/2018	20
CAD 2,316	USD 1,879	Barclays Bank PLC	04/13/2018	5
EUR 1,559	USD 1,893	BNP PARIBAS	04/12/2018	52
EUR 2,252	USD 2,806	BNP PARIBAS	04/13/2018	3
EUR 3,588	USD 4,257	State Street Bank & Trust Co.	03/19/2018	212
GBP 405	USD 549	HSBC Bank USA, N.A.	02/08/2018	27
IDR 16,971,000	USD 1,231	Barclays Bank PLC	04/24/2018	29
JPY 410,900	USD 3,742	Citibank, N.A.	04/26/2018	41
JPY 475,500	USD 4,306	State Street Bank & Trust Co.	03/19/2018	61
NOK 21,667	USD 2,805	HSBC Bank USA, N.A.	04/27/2018	14
PLN 53	USD 15	Barclays Bank PLC	02/21/2018	—
RUB 70,140	USD 1,224	HSBC Bank USA, N.A.	04/17/2018	12
USD 1,924	AUD 2,377	Barclays Bank PLC	04/13/2018	9
				533
Liabilities:
IDR 16,287,000	USD 1,211	Barclays Bank PLC	04/24/2018	(2)
MXN 720	USD 38	Barclays Bank PLC	03/16/2018	—
MYR 4,839	USD 1,250	Barclays Bank PLC	05/30/2018	(14)
USD 18,451	JPY 2,077,700	Barclays Bank PLC	02/08/2018	(589)
USD 167	PLN 601	Barclays Bank PLC	02/21/2018	(12)
USD 315	MXN 6,100	Barclays Bank PLC	03/16/2018	(11)
USD 1,869	CAD 2,316	Barclays Bank PLC	04/13/2018	(15)
USD 1,297	AUD 1,650	BNP PARIBAS	02/08/2018	(32)
USD 2,808	CHF 2,611	BNP PARIBAS	04/13/2018	(13)
USD 18,062	EUR 14,928	Citibank, N.A.	02/08/2018	(481)
USD 3,749	CHF 3,573	Citibank, N.A.	04/26/2018	(116)
USD 9,398	GBP 6,930	HSBC Bank USA, N.A.	02/08/2018	(444)
USD 2,813	EUR 2,254	HSBC Bank USA, N.A.	04/27/2018	(1)
USD 2,735	CAD 3,420	Royal Bank of Canada	02/08/2018	(46)
USD 11,947	EUR 9,876	State Street Bank & Trust Co.	02/08/2018	(321)
USD 4,406	EUR 3,588	State Street Bank & Trust Co.	03/19/2018	(63)
USD 4,252	JPY 475,500	State Street Bank & Trust Co.	03/19/2018	(116)

				(2,276)
Net Unrealized Appreciation (Depreciation)				$(1,743)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
Euro Buxl 30 Year Bond Future	2	Mar-18	$ 402	$ (13)	$ (13)
Euro-Schatz Future	47	Mar-18	6,524	(18)	(18)
U.S. Ultra Bond Future	9	Mar-18	1,457	(35)	(35)
					(66)
Short Contracts:
90-Day Eurodollar Future	75	Dec-18	(18,303)	21	21
Euro-Bobl Future	5	Mar-18	—	—	—
Euro-BTP Future	26	Mar-18	—	5	5
Euro-Bund Future	14	Mar-18	(2,761)	18	18
Euro-Oat Future	12	Mar-18	(2,278)	60	60
Long Gilt Future	9	Mar-18	(1,561)	29	29
U.S. 10 Year Ultra Future	27	Mar-18	(3,515)	100	100
U.S. Long Bond Future	5	Mar-18	(739)	24	24
U.S. Treasury 10 Year Note Future	11	Mar-18	(1,337)	35	35
U.S. Treasury 5 Year Note Future	9	Mar-18	(1,032)	17	17
					309
Total Futures					$ 243

71    Payden Mutual Funds

Schedule of Investments - January 31, 2018 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (98%)
Angola (USD) (0%)
2,955,000	Angolan Government International Bond 144A, 9.50%, 11/12/25 (a)	$3,468

Argentina (ARS) (1%)
132,275,000	Argentine Bonos del Tesoro, 18.20%, 10/03/21
	ARS	7,553
54,000,000	YPF SA 144A, 16.50%, 5/09/22 ARS (a)	2,596

		10,149

Argentina (USD) (6%)
14,512,500	Argentine Republic Government International
	Bond, 2.50%, 12/31/38	10,210
7,325,000	Argentine Republic Government International
	Bond, 5.63%, 1/26/22	7,523
4,185,000	Argentine Republic Government International
	Bond, 6.88%, 4/22/21	4,471
6,080,000	Argentine Republic Government International
	Bond, 6.88%, 1/11/48	5,894
5,110,000	Argentine Republic Government International
	Bond, 7.13%, 7/06/36	5,240
2,920,000	Argentine Republic Government International
	Bond 144A, 7.13%, 6/28/17 (a)	2,863
12,875,000	Argentine Republic Government International
	Bond, 7.50%, 4/22/26	14,169
16,165,498	Argentine Republic Government International
	Bond, 8.28%, 12/31/33	18,429
2,470,000	Provincia de Buenos Aires/Argentina 144A,
	6.50%, 2/15/23 (a)	2,550
3,210,000	Provincia de Buenos Aires/Argentina 144A,
	7.88%, 6/15/27 (a)	3,427
2,010,000	Provincia de Cordoba 144A, 7.13%, 6/10/21 (a)	2,140
2,820,000	Rio Energy SA / UGEN SA / UENSA SA 144A, 6.88%, 2/01/25 (a)	2,852
9,000,000	YPF SA 144A, 8.75%, 4/04/24 (a)	10,226

		89,994

Armenia (USD) (0%)
5,631,000	Republic of Armenia International Bond 144A, 6.00%, 9/30/20 (a)	5,955

Azerbaijan (USD) (1%)
13,655,000	Republic of Azerbaijan International Bond 144A, 4.75%, 3/18/24 (a)	14,251
5,755,000	State Oil Co. of the Azerbaijan Republic,
	4.75%, 3/13/23	5,900

		20,151

Bahamas (USD) (1%)
9,840,000	Bahamas Government International Bond 144A, 6.00%, 11/21/28 (a)	10,553

Belarus (USD) (1%)
5,960,000	Republic of Belarus International Bond 144A,
	6.88%, 2/28/23 (a)	6,575

Bermuda (USD) (0%)
2,875,000	Digicel Ltd. 144A, 6.00%, 4/15/21 (a)	2,857

Brazil (BRL) (1%)
10,700,000	Brazil Notas do Tesouro Nacional Serie F,
	10.00%, 1/01/21 BRL	3,477

Principal or Shares	Security Description	Value (000)

28,845,000	Brazil Notas do Tesouro Nacional Serie F,
	10.00%, 1/01/23 BRL	$9,327
11,500,000	Brazil Notas do Tesouro Nacional Serie F,
	10.00%, 1/01/25 BRL	3,698

		16,502

Brazil (USD) (3%)
3,990,000	Banco BTG Pactual SA/Luxembourg 144A,
	5.50%, 1/31/23 (a)	3,980
6,015,000	Banco Nacional de Desenvolvimento Economico e Social 144A, 4.75%, 5/09/24 (a)	6,073
3,455,000	Brazilian Government International Bond,
	2.63%, 1/05/23	3,317
5,300,000	Brazilian Government International Bond,
	4.63%, 1/13/28 (b)	5,272
1,090,000	Brazilian Government International Bond,
	4.88%, 1/22/21	1,152
2,000,000	Brazilian Government International Bond,
	5.00%, 1/27/45	1,857
2,855,000	Brazilian Government International Bond,
	5.63%, 1/07/41 (b)	2,879
4,480,000	Brazilian Government International Bond,
	5.63%, 2/21/47	4,502
6,360,000	Itau Unibanco Holding SA/Cayman Island 144A, (5 yr. Swap Semi 30/360 USD + 3.981%) 6.13%, 6/12/66 (a)(b)(c)	6,474
4,646,343	USJ Acucar e Alcool SA 144A,
	9.88%, 11/09/21 (a)	4,130

		39,636

Canada (USD) (0%)
200,000	CNOOC Nexen Finance 2014 ULC,
	4.25%, 4/30/24	207
3,025,000	Stoneway Capital Corp. 144A,
	10.00%, 3/01/27 (a)	3,292

		3,499

Cayman Islands (USD) (1%)
5,370,000	Braskem Finance Ltd., 6.45%, 2/03/24	6,088
1,550,000	Energuate Trust 144A, 5.88%, 5/03/27 (a)(b)	1,610
9,160,000	Lima Metro Line 2 Finance Ltd. 144A,
	5.88%, 7/05/34 (a)	9,955
1,288,000	Odebrecht Drilling Norbe VIII/IX Ltd. 144A,
	6.35%, 12/01/21 (a)	1,272
1,896,641	Odebrecht Drilling Norbe VIII/IX Ltd. 144A,
	7.35%, 12/01/26 (a)	1,086
1,058,000	Odebrecht Oil & Gas Finance Ltd. 144A,
	0.00%, 1/03/66 (a)	32

		20,043

Chile (USD) (1%)
3,710,000	Banco del Estado de Chile 144A,
	2.67%, 1/08/21 (a)	3,722
6,101,000	Celeo Redes Operacion Chile SA 144A,
	5.20%, 6/22/47 (a)	6,208
3,080,000	Corp. Nacional del Cobre de Chile 144A,
	3.63%, 8/01/27 (a)	3,046
4,796,190	Latam Airlines 2015-1 Pass Through Trust A,
	4.20%, 11/15/27	4,849

		17,825

72

Principal or Shares	Security Description	Value (000)
Colombia (USD) (3%)
4,350,000	Colombia Government International Bond,
	3.88%, 4/25/27	$ 4,392
4,475,000	Colombia Government International Bond,
	4.00%, 2/26/24	4,615
3,240,000	Colombia Government International Bond,
	4.50%, 1/28/26	3,444
4,890,000	Colombia Government International Bond,
	5.00%, 6/15/45	5,152
5,820,000	Colombia Government International Bond,
	6.13%, 1/18/41	7,013
8,140,000	Colombia Government International Bond,
	7.38%, 9/18/37	10,879

		35,495

Costa Rica (USD) (2%)
4,770,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (a)	4,807
4,910,000	Banco Nacional de Costa Rica 144A,
	4.88%, 11/01/18 (a)	4,937
2,820,000	Banco Nacional de Costa Rica 144A,
	5.88%, 4/25/21 (a)	2,910
4,225,000	Costa Rica Government International Bond
	144A, 7.00%, 4/04/44 (a)	4,441
5,205,000	Costa Rica Government International Bond
	144A, 7.16%, 3/12/45 (a)	5,563

		22,658

Croatia (USD) (0%)
3,000,000	Croatia Government International Bond,
	6.38%, 3/24/21 (d)	3,277
615,000	Croatia Government International Bond 144A,
	6.38%, 3/24/21 (a)	672

		3,949

Dominica Republic (USD) (2%)
2,485,000	Dominican Republic International Bond 144A,
	5.50%, 1/27/25 (a)	2,603
6,515,000	Dominican Republic International Bond 144A,
	5.95%, 1/25/27 (a)	7,012
2,555,000	Dominican Republic International Bond 144A,
	6.60%, 1/28/24 (a)	2,842
4,275,000	Dominican Republic International Bond 144A,
	6.85%, 1/27/45 (a)	4,777
5,905,000	Dominican Republic International Bond 144A,
	6.88%, 1/29/26 (a)	6,702
6,995,000	Dominican Republic International Bond 144A,
	7.45%, 4/30/44 (a)	8,307

		32,243

Ecuador (USD) (3%)
6,640,000	Ecuador Government International Bond 144A, 7.88%, 1/23/28 (a)	6,750
7,680,000	Ecuador Government International Bond 144A, 7.95%, 6/20/24 (a)	8,150
2,090,000	Ecuador Government International Bond, 7.95%, 6/20/24 (d)	2,218
4,760,000	Ecuador Government International Bond 144A, 8.75%, 6/02/23 (a)	5,248
5,900,000	Ecuador Government International Bond 144A, 8.88%, 10/23/27 (a)	6,446

Principal or Shares	Security Description	Value (000)

5,135,000	Ecuador Government International Bond 144A, 9.65%, 12/13/26 (a)	$ 5,873
6,615,000	Ecuador Government International Bond 144A, 10.75%, 3/28/22 (a)	7,706

		42,391

Egypt (EGP) (1%)
130,000,000	Egypt Treasury Bills, 0.00%, 4/10/18 EGP	7,170

Egypt (USD) (1%)
6,230,000	Egypt Government International Bond 144A,
	6.13%, 1/31/22 (a)	6,608
6,310,000	Egypt Government International Bond 144A,
	7.50%, 1/31/27 (a)	7,067
4,690,000	Egypt Government International Bond 144A,
	8.50%, 1/31/47 (a)	5,387

		19,062

El Salvador (USD) (2%)
1,980,000	El Salvador Government International Bond
	144A, 6.38%, 1/18/27 (a)	2,032
2,565,000	El Salvador Government International Bond
	144A, 7.38%, 12/01/19 (a)	2,703
10,095,000	El Salvador Government International Bond
	144A, 7.65%, 6/15/35 (a)(b)	11,129
8,110,000	El Salvador Government International Bond
	144A, 8.63%, 2/28/29 (a)	9,570

		25,434

Georgia (GEL) (0%)
11,130,000	Bank of Georgia JSC 144A, 11.00%, 6/01/20
	GEL (a)	4,524

Georgia (USD) (2%)
4,645,000	BGEO Group JSC 144A, 6.00%, 7/26/23 (a)	4,858
6,330,000	Georgia Government International Bond 144A, 6.88%, 4/12/21 (a)(b)	6,950
2,030,000	Georgian Oil and Gas Corp. JSC 144A,
	6.75%, 4/26/21 (a)	2,177
8,965,000	Georgian Railway JSC 144A, 7.75%, 7/11/22 (a)	10,059

		24,044

Ghana (USD) (1%)
3,200,000	Ghana Government International Bond 144A,
	7.88%, 8/07/23 (a)	3,491
4,930,000	Ghana Government International Bond 144A,
	9.25%, 9/15/22 (a)(b)	5,584
8,080,000	Ghana Government International Bond 144A,
	10.75%, 10/14/30 (a)	11,015

		20,090

Honduras (USD) (1%)
2,070,000	Honduras Government International Bond 144A, 6.25%, 1/19/27 (a)	2,233
8,620,000	Honduras Government International Bond 144A, 8.75%, 12/16/20 (a)	9,747

		11,980

Hungary (USD) (2%)
11,500,000	Hungary Government International Bond,
	5.38%, 3/25/24	12,824
7,990,000	Hungary Government International Bond,
	5.75%, 11/22/23	9,044

		21,868

73 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Indonesia (USD) (4%)
2,250,000	Indonesia Government International Bond 144A, 3.70%, 1/08/22 (a)	$ 2,300
3,630,000	Indonesia Government International Bond 144A, 3.85%, 7/18/27 (a)(b)	3,694
3,650,000	Indonesia Government International Bond 144A, 4.13%, 1/15/25 (a)	3,773
7,720,000	Indonesia Government International Bond,
	4.35%, 1/11/48	7,654
3,070,000	Indonesia Government International Bond 144A, 5.25%, 1/17/42 (a)	3,385
2,960,000	Indonesia Government International Bond 144A, 5.25%, 1/08/47 (a)	3,285
4,165,000	Indonesia Government International Bond 144A, 5.88%, 1/15/24 (a)	4,715
10,290,000	Indonesia Government International Bond 144A, 8.50%, 10/12/35 (a)	15,168
2,370,000	Indonesia Government International Bond, 8.50%, 10/12/35 (d)	3,494
4,980,000	Perusahaan Penerbit SBSN Indonesia III 144A,
	4.15%, 3/29/27 (a)	5,086

		52,554

Ivory Coast (USD) (1%)
3,655,000	Ivory Coast Government International Bond
	144A, 5.38%, 7/23/24 (a)	3,722
4,733,505	Ivory Coast Government International Bond
	144A, 5.75%, 12/31/32 (a)	4,710
8,740,000	Ivory Coast Government International Bond
	144A, 6.13%, 6/15/33 (a)	8,981

		17,413

Jamaica (USD) (0%)
2,290,000	Jamaica Government International Bond,
	8.00%, 3/15/39	2,848

Jordan (USD) (1%)
3,950,000	Jordan Government International Bond 144A,
	5.75%, 1/31/27 (a)	3,986
475,000	Jordan Government International Bond 144A,
	6.13%, 1/29/26 (a)	496
10,870,000	Jordan Government International Bond 144A,
	7.38%, 10/10/47 (a)	11,717

		16,199

Kazakhstan (USD) (1%)
4,085,000	Kazakhstan Government International Bond
	144A, 6.50%, 7/21/45 (a)	5,203
6,600,000	Kazakhstan Temir Zholy National Co. JSC 144A, 4.85%, 11/17/27 (a)	6,895
6,350,000	KazMunayGas National Co. JSC 144A,
	5.75%, 4/19/47 (a)	6,781

		18,879

Lebanon (USD) (3%)
4,075,000	Lebanon Government International Bond,
	5.45%, 11/28/19	4,076
2,565,000	Lebanon Government International Bond,
	6.00%, 1/27/23	2,548
3,810,000	Lebanon Government International Bond,
	6.10%, 10/04/22	3,819

Principal or Shares	Security Description	Value (000)

4,360,000	Lebanon Government International Bond,
	6.20%, 2/26/25	$ 4,253
2,455,000	Lebanon Government International Bond,
	6.38%, 3/09/20	2,489
3,125,000	Lebanon Government International Bond,
	6.60%, 11/27/26	3,074
1,725,000	Lebanon Government International Bond,
	6.65%, 11/03/28	1,659
5,640,000	Lebanon Government International Bond,
	6.65%, 2/26/30	5,356
2,215,000	Lebanon Government International Bond,
	6.75%, 11/29/27	2,173
8,430,000	Lebanon Government International Bond,
	8.25%, 4/12/21 (d)	9,010

		38,457

Luxembourg (USD) (1%)
6,970,000	Adecoagro SA 144A, 6.00%, 9/21/27 (a)	6,893
2,270,000	MHP SA 144A, 7.75%, 5/10/24 (a)	2,496
5,240,000	Nexa Resources SA 144A, 5.38%, 5/04/27 (a)	5,568

		14,957

Malaysia (MYR) (1%)
21,300,000	Malaysia Government Bond, 3.84%, 4/15/33
	MYR	5,129
33,330,000	Malaysia Government Bond, 4.25%, 5/31/35
	MYR	8,221

		13,350

Mexico (MXN) (0%)
32,700,000	Grupo Televisa SAB, 7.25%, 5/14/43 MXN	1,341

Mexico (USD) (4%)
1,920,000	Comision Federal de Electricidad 144A,
	4.75%, 2/23/27 (a)	1,990
4,622,367	Fermaca Enterprises S de RL de CV 144A,
	6.38%, 3/30/38 (a)	4,986
5,340,000	Mexichem SAB de CV 144A, 5.88%, 9/17/44 (a)	5,500
7,280,000	Mexico City Airport Trust 144A,
	5.50%, 7/31/47 (a)	7,080
4,660,000	Mexico Government International Bond,
	4.15%, 3/28/27	4,778
4,230,000	Petroleos Mexicanos, 3.50%, 1/30/23	4,148
4,530,000	Petroleos Mexicanos, 4.88%, 1/24/22	4,724
1,483,000	Petroleos Mexicanos, 5.50%, 6/27/44	1,366
2,420,000	Petroleos Mexicanos, 6.38%, 1/23/45	2,430
4,670,000	Petroleos Mexicanos 144A, 6.50%, 3/13/27 (a)	5,114
2,630,000	Petroleos Mexicanos, 6.50%, 6/02/41	2,709
3,975,000	Petroleos Mexicanos, 6.63%, 6/15/35	4,233
6,250,000	Petroleos Mexicanos 144A, 6.75%, 9/21/47 (a)	6,547
3,219,000	Petroleos Mexicanos, 6.75%, 9/21/47	3,372

		58,977

Mongolia (USD) (3%)
7,395,000	Mongolia Government International Bond 144A, 5.13%, 12/05/22 (a)	7,432
4,785,000	Mongolia Government International Bond,
	5.13%, 12/05/22 (d)	4,809
5,360,000	Mongolia Government International Bond 144A, 5.63%, 5/01/23 (a)	5,481

74

Principal or Shares	Security Description	Value (000)

1,660,000	Mongolia Government International Bond 144A, 8.75%, 3/09/24 (a)	$1,930
13,758,000	Mongolia Government International Bond 144A, 10.88%, 4/06/21 (a)	16,283
		35,935
Netherlands (USD) (2%)
2,670,000	Listrindo Capital BV 144A, 4.95%, 9/14/26 (a)	2,663
5,920,000	Minejesa Capital BV 144A, 5.63%, 8/10/37 (a)	6,225
1,080,000	Nostrum Oil & Gas Finance BV 144A, 8.00%, 7/25/22 (a)	1,147
8,435,000	Petrobras Global Finance BV, 4.38%, 5/20/23	8,410
3,460,000	Petrobras Global Finance BV, 7.38%, 1/17/27	3,845
6,730,000	Petrobras Global Finance BV, 8.38%, 5/23/21	7,682
3,505,000	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	2,679
		32,651
Nigeria (USD) (2%)
8,035,000	Nigeria Government International Bond 144A, 6.50%, 11/28/27 (a)	8,353
4,710,000	Nigeria Government International Bond 144A, 7.63%, 11/28/47 (a)	5,047
6,730,000	Nigeria Government International Bond 144A, 7.88%, 2/16/32 (a)	7,614
		21,014
Oman (USD) (3%)
1,400,000	Oman Government International Bond 144A, 3.63%, 6/15/21 (a)(b)	1,393
2,820,000	Oman Government International Bond 144A, 3.88%, 3/08/22 (a)	2,805
4,130,000	Oman Government International Bond 144A, 4.75%, 6/15/26 (a)	4,041
7,855,000	Oman Government International Bond 144A, 5.38%, 3/08/27 (a)	7,888
4,130,000	Oman Government International Bond 144A, 5.63%, 1/17/28 (a)	4,165
6,375,000	Oman Government International Bond 144A, 6.50%, 3/08/47 (a)	6,383
3,860,000	Oman Government International Bond 144A, 6.75%, 1/17/48 (a)	3,934
5,440,000	Oman Sovereign Sukuk SAOC 144A, 4.40%, 6/01/24 (a)	5,410
		36,019
Panama (USD) (1%)
10,840,000	Panama Government International Bond, 6.70%, 1/26/36	14,347
3,440,000	Panama Government International Bond, 9.38%, 4/01/29	5,191
		19,538
Peru (PEN) (1%)
15,320,000	Peru Government Bond 144A, 6.15%, 8/12/32 PEN (a)	5,309
8,900,000	Peruvian Government International Bond 144A, 6.95%, 8/12/31 PEN (a)	3,304
		8,613
Peru (USD) (2%)
2,901,604	Abengoa Transmision Sur SA 144A, 6.88%, 4/30/43 (a)	3,224

Principal or Shares	Security Description	Value (000)

7,280,000	Peruvian Government International Bond, 5.63%, 11/18/50	$ 9,180
5,990,000	Peruvian Government International Bond, 6.55%, 3/14/37	8,036
6,400,000	Petroleos del Peru SA 144A, 4.75%, 6/19/32 (a)	6,545
		26,985
Philippines (USD) (1%)
8,615,000	Philippine Government International Bond, 6.38%, 10/23/34	11,421
Romania (USD) (1%)
5,660,000	Romanian Government International Bond 144A, 4.38%, 8/22/23 (a)	5,989
5,330,000	Romanian Government International Bond 144A, 6.75%, 2/07/22 (a)	6,053
		12,042
Russian Federation (RUB) (1%)
727,500,000	Russian Federal Bond - Ofz, 8.15%, 2/03/27 RUB	13,893
Russian Federation (USD) (2%)
6,400,000	Russian Foreign Bond - Eurobond, 4.75%, 5/27/26 (d)	6,810
3,400,000	Russian Foreign Bond - Eurobond 144A, 4.88%, 9/16/23 (a)	3,636
7,000,000	Russian Foreign Bond - Eurobond 144A, 5.25%, 6/23/47 (a)	7,382
4,000,000	Russian Foreign Bond - Eurobond 144A, 5.63%, 4/04/42 (a)	4,490
		22,318
Saint Lucia (USD) (0%)
3,092,250	Digicel International Finance Term Loan B 1L, (LIBOR USD 3-Month + 3.750%) 6.00%, 5/10/24 (e)	3,131
Saudi Arabia (USD) (0%)
6,570,000	Saudi Government International Bond 144A, 3.63%, 3/04/28 (a)	6,432
Senegal (USD) (1%)
7,320,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (a)	8,342
Serbia (USD) (1%)
9,700,000	Serbia International Bond 144A, 7.25%, 9/28/21 (a)	10,990
Singapore (USD) (0%)
1,900,000	BOC Aviation Ltd. 144A, 3.88%, 4/27/26 (a)	1,884
South Africa (USD) (1%)
3,350,000	Eskom Holdings SOC Ltd. 144A, 5.75%, 1/26/21 (a)	3,387
3,360,000	Eskom Holdings SOC Ltd. 144A, 6.75%, 8/06/23 (a)	3,492
14,020,000	Republic of South Africa Government International Bond, 4.30%, 10/12/28	13,546
		20,425
South Africa (ZAR) (1%)
53,000,000	Republic of South Africa Government Bond, 6.50%, 2/28/41 ZAR	3,219

75 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

48,700,000	Republic of South Africa Government Bond, 8.75%, 2/28/48 ZAR	$3,785
		7,004
Sri Lanka (USD) (2%)
2,475,000	Sri Lanka Government International Bond 144A, 5.88%, 7/25/22 (a)	2,584
2,185,000	Sri Lanka Government International Bond 144A, 6.13%, 6/03/25 (a)	2,306
9,015,000	Sri Lanka Government International Bond 144A, 6.20%, 5/11/27 (a)	9,497
5,425,000	Sri Lanka Government International Bond 144A, 6.83%, 7/18/26 (a)	5,939
2,830,000	Sri Lanka Government International Bond 144A, 6.85%, 11/03/25 (a)	3,102
		23,428
Turkey (USD) (4%)
2,160,000	Export Credit Bank of Turkey 144A, 5.88%, 4/24/19 (a)	2,217
1,650,000	TC Ziraat Bankasi AS 144A, 5.13%, 5/03/22 (a)	1,651
7,715,000	Turkey Government International Bond, 4.25%, 4/14/26	7,295
8,790,000	Turkey Government International Bond, 5.63%, 3/30/21	9,225
6,210,000	Turkey Government International Bond, 5.75%, 5/11/47	5,907
7,970,000	Turkey Government International Bond, 6.00%, 3/25/27	8,390
5,190,000	Turkey Government International Bond, 6.88%, 3/17/36	5,725
4,210,000	Turkey Government International Bond, 7.38%, 2/05/25	4,830
4,150,000	Turkey Government International Bond, 8.00%, 2/14/34	5,055
1,570,000	Turkiye Garanti Bankasi AS 144A, (5 yr. Swap Semi 30/360 USD + 4.220%) 6.13%, 5/24/27 (a)(c)	1,575
		51,870
Ukraine (USD) (4%)
3,015,000	Ukraine Government International Bond 144A, 0.00%, 5/31/40 (a)(f)	2,060
9,700,000	Ukraine Government International Bond 144A, 7.38%, 9/25/32 (a)	9,865
1,883,000	Ukraine Government International Bond 144A, 7.75%, 9/01/21 (a)	2,053
16,003,000	Ukraine Government International Bond 144A, 7.75%, 9/01/22 (a)	17,468
8,203,000	Ukraine Government International Bond 144A, 7.75%, 9/01/23 (a)	8,927
3,923,000	Ukraine Government International Bond 144A, 7.75%, 9/01/24 (a)	4,255
7,893,000	Ukraine Government International Bond 144A, 7.75%, 9/01/25 (a)	8,521
2,003,000	Ukraine Government International Bond 144A, 7.75%, 9/01/26 (a)	2,144
1,653,000	Ukraine Government International Bond 144A, 7.75%, 9/01/27 (a)	1,769
		57,062

Principal or Shares	Security Description	Value (000)
United Arab Emirates (USD) (0%)
5,480,000	Abu Dhabi Crude Oil Pipeline LLC 144A, 4.60%, 11/02/47 (a)	$5,519
United Kingdom (IDR) (1%)
108,542,000,000	Standard Chartered Bank/Singapore (Indonesia Treasury Bond) 144A, 8.25%, 5/19/36 IDR (a)	9,141
United Kingdom (INR) (1%)
295,000,000	Standard Chartered Bank/Singapore (India Government Bond) 144A, 7.16%, 5/23/23 INR (a)	4,593
28,000,000	Standard Chartered Bank/Singapore (India Government Bond) 144A, 7.59%, 1/13/26 INR (a)	440
195,000,000	Standard Chartered Bank/Singapore (India Government Bond) 144A, 7.61%, 5/13/30 INR (a)(f)	3,033
43,000,000	Standard Chartered Bank/Singapore (India Government Bond), 9.34%, 8/27/24 INR	718
		8,784
United Kingdom (LKR) (1%)
1,264,000,000	Standard Chartered Bank/Singapore (Sri Lanka Government Bonds) 144A, 10.75%, 3/03/21 LKR (a)	8,518
700,000,000	Standard Chartered Bank/Singapore (Sri Lanka Government Bonds) 144A, 11.00%, 8/05/24 LKR (a)	4,856
618,000,000	Standard Chartered Bank/Singapore (Sri Lanka Government Bonds) 144A, 11.00%, 8/05/25 LKR (a)	4,307
		17,681
United States (EGP) (2%)
59,100,000	Citigroup Global Markets Holdings Inc. (Arab Republic of Egypt) 144A, 0.00%, 3/08/18 EGP (a)	3,306
141,300,000	Citigroup Global Markets Holdings Inc. (Arab Republic of Egypt) 144A, 0.00%, 3/22/18 EGP (a)	7,851
73,000,000	Citigroup Global Markets Holdings Inc. (Arab Republic of Egypt) 144A, 0.00%, 12/13/18 EGP (a)	3,646
133,200,000	Citigroup Global Markets Holdings Inc. (Arab Republic of Egypt) 144A, 0.00%, 1/24/19 EGP (a)	6,505
		21,308
United States (GHS) (0%)
12,300,000	Citigroup Global Markets Holdings Inc. (Republic of Ghana) 144A, 24.75%, 3/03/21 GHS (a)(f)	3,344
United States (IDR) (0%)
30,300,000,000	Indonesia Treasury Bond 144A, 8.38%, 3/17/34 IDR (a)	2,573
13,700,000,000	Indonesia Treasury Bond 144A, 11.00%, 9/17/25 IDR (a)	1,318
		3,891
United States (NGN) (1%)
1,615,000,000	Citigroup Global Markets Holdings Inc. (Federal Republic of Nigeria), 0.00%, 5/19/18 NGN	4,301

76

Principal or Shares	Security Description	Value (000)

1,461,000,000	Citigroup Global Markets Holdings Inc. (Federal Republic of Nigeria), 0.00%, 6/16/18 NGN	$ 3,844
		8,145
Uruguay (USD) (2%)
14,840,525	Uruguay Government International Bond, 4.38%, 10/27/27	15,792
2,859,000	Uruguay Government International Bond, 4.50%, 8/14/24	3,076
10,269,580	Uruguay Government International Bond, 5.10%, 6/18/50	11,184
		30,052
Uruguay (UYU) (0%)
37,550,000	Uruguay Government International Bond 144A, 8.50%, 3/15/28 UYU (a)	1,289
49,300,000	Uruguay Government International Bond 144A, 9.88%, 6/20/22 UYU (a)	1,806
		3,095
Venezuela (USD) (1%)
6,975,000	Petroleos de Venezuela SA, 5.38%, 4/12/27 (g)(h)	1,691
6,620,000	Petroleos de Venezuela SA 144A, 6.00%, 11/15/26 (a)(g)(h)	1,549
1,837,500	Petroleos de Venezuela SA 144A, 8.50%, 10/27/20 (a)	1,534
5,540,000	Petroleos de Venezuela SA, 9.00%, 11/17/21 (d)(g)(h)	1,482
2,640,000	Venezuela Government International Bond, 7.00%, 3/31/38	733
8,494,000	Venezuela Government International Bond, 7.65%, 4/21/25 (g)(h)	2,251
4,385,000	Venezuela Government International Bond, 7.75%, 10/13/19 (g)(h)	1,162
9,890,000	Venezuela Government International Bond, 9.25%, 9/15/27	2,794
		13,196
Virgin Islands (British) (USD) (3%)
27,000,000	1MDB Global Investments Ltd., 4.40%, 3/09/23 (d)	26,451
3,210,000	Arcos Dorados Holdings Inc. 144A, 5.88%, 4/04/27 (a)(b)	3,382
2,010,000	Central American Bottling Corp. 144A, 5.75%, 1/31/27 (a)	2,113
5,540,000	Sinopec Group Overseas Development 2016 Ltd. 144A, 3.50%, 5/03/26 (a)	5,466
		37,412
Zambia (USD) (1%)
5,730,000	Zambia Government International Bond 144A, 5.38%, 9/20/22 (a)	5,595
8,315,000	Zambia Government International Bond 144A, 8.50%, 4/14/24 (a)	9,149
5,070,000	Zambia Government International Bond 144A, 8.97%, 7/30/27 (a)	5,649
		20,393
Total Bonds (Cost - $1,325,203)		1,366,048

Principal or Shares	Security Description	Value (000)

Investment Company (4%)
57,826,384	Payden Cash Reserves Money Market Fund *
	(Cost - $57,826)	$ 57,826
Total Investments (Cost - $1,383,029) (102%)		1,423,874
Liabilities in excess of Other Assets (-2%)		(21,413)
Net Assets (100%)		$ 1,402,461

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or a portion of these securities are on loan. At January 31, 2018, the total market value of the Fund’s securities on loan is $30,875 and the total market value of the collateral held by the Fund is $31,810. Amounts in 000s.
(c)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2018.
(d)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2018. The stated maturity is subject to prepayments.
(f)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h)	Non-income producing security.

77 Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency sold (000)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
COP 20,521,000	USD 6,806	HSBC Bank USA, N.A.	03/20/2018	$ 403
HUF 3,595,200	USD 14,099	Barclays Bank PLC	03/22/2018	328
IDR 98,393,000	USD 7,227	HSBC Bank USA, N.A.	03/02/2018	108
KRW 15,168,000	USD 14,082	BNP PARIBAS	02/12/2018	125
KZT 1,514,000	USD 4,398	Barclays Bank PLC	06/13/2018	160
KZT 757,000	USD 2,200	Barclays Bank PLC	06/13/2018	79
MYR 34,338	USD 8,128	Barclays Bank PLC	05/10/2018	648
USD 2,814	ARS 54,990	BNP PARIBAS	04/24/2018	127
USD 13,961	ILS 47,565	HSBC Bank USA, N.A.	04/16/2018	1

				1,979

Liabilities:
ARS 54,990	USD 2,843	BNP PARIBAS	04/24/2018	(156)
GBP 7,604	USD 10,833	Barclays Bank PLC	03/28/2018	(12)
PEN 5,843	USD 1,814	HSBC Bank USA, N.A.	04/20/2018	(3)
USD 8,842	INR 574,760	Barclays Bank PLC	03/14/2018	(146)
USD 10,594	GBP 7,604	Barclays Bank PLC	03/28/2018	(227)
USD 13,619	KRW 15,168,000	BNP PARIBAS	02/12/2018	(588)

				(1,132)

Net Unrealized Appreciation (Depreciation)				$ 847

Schedule of Investments - January 31, 2018 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (95%)
Argentina (ARS) (1%)
12,050,000	Argentine Bonos del Tesoro, 15.50%, 10/17/26 ARS	$ 620
6,340,000	Argentine Bonos del Tesoro, 16.00%, 10/17/23 ARS	317
22,368,000	Argentine Bonos del Tesoro, 18.20%, 10/03/21 ARS	1,277
8,765,600	YPF SA 144A, 16.50%, 5/09/22 ARS (a)	421

		2,635

Argentina (USD) (1%)
970,000	Argentine Republic Government International Bond, 6.88%, 1/11/48	940

Brazil (BRL) (10%)
955,000	Brazil Notas do Tesouro Nacional Serie B, 6.00%, 8/15/26 BRL	1,002
9,337,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/21 BRL	3,034
25,846,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/23 BRL	8,357
26,252,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/25 BRL	8,442

		20,835

Chile (CLP) (1%)
740,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.50%, 3/01/26 CLP	1,228
775,000,000	Bonos de la Tesoreria de la Republica en pesos, 5.00%, 3/01/35 CLP	1,273
79,000,000	Republic of Chile, 5.50%, 8/05/20 CLP	138

		2,639

Colombia (COP) (6%)
540,000,000	Colombia Government International Bond,
	7.75%, 4/14/21 COP	203
2,700,000,000	Colombian TES, 6.00%, 4/28/28 COP	919
7,545,000,000	Colombian TES, 7.00%, 5/04/22 COP	2,794
3,900,000,000	Colombian TES, 7.50%, 8/26/26 COP	1,477
1,945,000,000	Colombian TES, 7.75%, 9/18/30 COP	751
7,949,000,000	Colombian TES, 10.00%, 7/24/24 COP	3,387
3,150,000,000	Colombian TES, 11.00%, 7/24/20 COP	1,259
900,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 COP (a)	334
1,380,000,000	Empresa de Telecomunicaciones de Bogota 144A, 7.00%, 1/17/23 COP (a)	403
1,245,000,000	Empresas Publicas de Medellin ESP 144A, 7.63%, 9/10/24 COP (a)	449
1,036,000,000	Empresas Publicas de Medellin ESP 144A, 8.38%, 2/01/21 COP (a)	379
1,585,000,000	Financiera de Desarrollo Territorial SA Findeter 144A, 7.88%, 8/12/24 COP (a)	574

		12,929

Egypt (EGP) (0%)
15,000,000	Egypt Treasury Bills, 0.00%, 4/10/18 EGP	827

Georgia (GEL) (0%)
1,990,000	Bank of Georgia JSC 144A, 11.00%, 6/01/20
	GEL (a)	809

Hungary (HUF) (3%)
600,000,000	Hungary Government Bond, 3.00%, 10/27/27 HUF	2,537

Principal or Shares	Security Description	Value (000)

187,000,000	Hungary Government Bond, 5.50%, 6/24/25 HUF	$ 932
154,000,000	Hungary Government Bond, 6.00%, 11/24/23 HUF	773
368,610,000	Hungary Government Bond, 7.00%, 6/24/22 HUF	1,845

		6,087

Indonesia (IDR) (6%)
37,500,000,000	Indonesia Treasury Bond, 5.63%, 5/15/23 IDR	2,812
22,500,000,000	Indonesia Treasury Bond 144A, 7.50%, 12/11/20 IDR (a)	1,707
21,440,000,000	Indonesia Treasury Bond 144A, 7.70%, 1/31/21 IDR (a)	1,621
24,700,000,000	Indonesia Treasury Bond, 8.25%, 6/15/32 IDR	2,084
12,926,000,000	Indonesia Treasury Bond, 8.25%, 5/15/36 IDR	1,089
16,400,000,000	Indonesia Treasury Bond, 8.38%, 3/15/24 IDR	1,388
15,600,000,000	Indonesia Treasury Bond, 8.38%, 9/15/26 IDR	1,337
4,500,000,000	Indonesia Treasury Bond, 8.38%, 3/15/34 IDR	382

		12,420

Malaysia (MYR) (4%)
2,890,000	Malaysia Government Bond, 3.84%, 4/15/33 MYR	696
6,510,000	Malaysia Government Bond, 3.89%, 3/15/27 MYR	1, 637
2,705,000	Malaysia Government Bond, 4.18%, 7/15/24 MYR	705
12,600,000	Malaysia Government Bond, 4.25%, 5/31/35 MYR	3,108
8,190,000	Malaysia Government Bond, 4.39%, 4/15/26 MYR	2,142
2,560,000	Malaysia Government Bond, 4.50%, 4/15/30 MYR	665

		8,953

Mexico (MXN) (6%)
72,300	America Movil SAB de CV, 6.45%, 12/05/22 MXN	364
10,700,000	Comision Federal de Electricidad, 7.35%, 11/25/25 MXN	524
7,270,000	Grupo Televisa SAB, 7.25%, 5/14/43 MXN	298
16,300,000	Mexican Bonos, 5.75%, 3/05/26 MXN	780
27,400,000	Mexican Bonos, 7.75%, 5/29/31 MXN	1,479
18,220,000	Mexican Bonos, 7.75%, 11/23/34 MXN	981
46,500,000	Mexican Bonos, 7.75%, 11/13/42 MXN	2,486
28,600,000	Mexican Bonos, 8.00%, 11/07/47 MXN	1,570
28,800,000	Mexican Bonos, 8.50%, 5/31/29 MXN	1,648
16,803,100	Mexican Bonos, 10.00%, 12/05/24 MXN	1,023
9,200,000	Petroleos Mexicanos, 7.19%, 9/12/24 MXN	444
16,240,000	Petroleos Mexicanos 144A, 7.65%, 11/24/21 MXN (a)	838

		12,435

Peru (PEN) (4%)
3,000,000	Banco de Credito del Peru 144A, 4.85%, 10/30/20 PEN (a)	942
5,940,000	Peru Government Bond 144A, 6.15%, 8/12/32 PEN (a)	2,058
3,990,000	Republic of Peru 144A, 5.70%, 8/12/24 PEN (a)	1,373

79 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

3,405,000	Republic of Peru 144A, 6.35%, 8/12/28 PEN (a)	$1,205
500,000	Republic of Peru 144A, 6.90%, 8/12/37 PEN (a)	183
4,030,000	Republic of Peru 144A, 6.95%, 8/12/31 PEN (a)	1,496
1,026,000	Republic of Peru 144A, 8.20%, 8/12/26 PEN (a)	405
		7,662
Poland (PLN) (9%)
4,500,000	Poland Government Bond, 2.00%, 4/25/21 PLN	1,340
4,050,000	Poland Government Bond, 5.25%, 10/25/20
	PLN	1,317
3,060,000	Poland Government Bond, 5.75%, 10/25/21
	PLN	1,026
10,300,000	Poland Government Bond, 5.75%, 9/23/22 PLN	3,499
11,705,000	Republic of Poland Government Bond,
	1.75%, 7/25/21 PLN	3,443
3,000,000	Republic of Poland Government Bond,
	2.25%, 4/25/22 PLN	888
26,700,000	Republic of Poland Government Bond,
	2.50%, 7/25/26 PLN	7,500
		19,013
Romania (RON) (2%)
4,400,000	Romania Government Bond, 3.50%, 12/19/22
	RON	1,152
4,350,000	Romania Government Bond, 5.85%, 4/26/23
	RON	1,259
8,210,000	Romania Government Bond, 5.95%, 6/11/21
	RON	2,357

		4,768

Russian Federation (RUB) (9%)
132,600,000	Russian Federal Bond - OFZ, 7.00%, 1/25/23
	RUB	2,379
236,800,000	Russian Federal Bond - OFZ, 7.05%, 1/19/28
	RUB	4,196
300,320,000	Russian Federal Bond - OFZ, 7.60%, 4/14/21
	RUB	5,491
331,000,000	Russian Federal Bond - OFZ, 8.15%, 2/03/27
	RUB	6,321
		18,387
South Africa (ZAR) (9%)
70,800,000	Republic of South Africa, 6.25%, 3/31/36 ZAR	4,371
53,035,019	Republic of South Africa, 6.50%, 2/28/41 ZAR	3,221
70,380,000	Republic of South Africa, 7.00%, 2/28/31 ZAR	5,022
32,000,000	Republic of South Africa, 8.88%, 2/28/35 ZAR	2,585
25,775,000	Republic of South Africa Government Bond,
	8.75%, 2/28/48 ZAR	2,003
6,800,000	Republic of South Africa Government Bond,
	10.50%, 12/21/26 ZAR	646
11,200,000	Transnet SOC Ltd. 144A, 9.50%, 5/13/21
	ZAR (a)	933
		18,781
Thailand (THB) (4%)
63,800,000	Thailand Government Bond, 3.40%, 6/17/36
	THB	2,167
19,100,000	Thailand Government Bond, 3.63%, 6/16/23
	THB	665
170,000	Thailand Government Bond, 3.65%, 12/17/21
	THB	6

Principal or Shares	Security Description	Value (000)

124,300,000	Thailand Government Bond, 4.88%, 6/22/29 THB	$4,876

		7,714
Turkey (TRY) (5%)
2,668,476	Turkey Government Bond, 3.00%, 2/23/22 TRY	716
7,200,000	Turkey Government Bond, 7.10%, 3/08/23 TRY	1,591
225,000	Turkey Government Bond, 7.40%, 2/05/20 TRY	54
2,100,000	Turkey Government Bond, 8.00%, 3/12/25 TRY	465
9,100,000	Turkey Government Bond, 8.80%, 9/27/23 TRY	2,144
3,070,000	Turkey Government Bond, 9.00%, 7/24/24 TRY	726
4,250,000	Turkey Government Bond, 9.40%, 7/08/20 TRY	1,058
2,550,000	Turkey Government Bond, 9.50%, 1/12/22 TRY	630
3,420,000	Turkey Government Bond, 10.40%, 3/20/24 TRY	866
9,620,000	Turkey Government Bond, 10.60%, 2/11/26 TRY	2,428

		10,678
Ukraine (UAH) (2%)
86,000,000	Ukraine Government Bond Cln,
	14.91%, 10/12/22 UAH	3,094
United Kingdom (IDR) (1%)
23,400,000,000	Standard Chartered Bank/Singapore (Indonesia Treasury Bond) 144A, 8.38%, 3/17/34 IDR (a)	1,987

United Kingdom (INR) (2%)
55,000,000	Standard Chartered Bank/Singapore (India Government Bond) 144A, 7.59%, 1/13/26 INR (a)	864
85,000,000	Standard Chartered Bank/Singapore (India Government Bond) 144A, 7.61%, 5/13/30 INR (a)(b)	1,322
39,000,000	Standard Chartered Bank/Singapore (India Government Bond) 144A, 8.83%, 11/29/23 INR (a)	652
13,000,000	Standard Chartered Bank/Singapore (India
	Government Bond), 9.34%, 8/27/24 INR	217
		3,055
United Kingdom (LKR) (2%)
281,000,000	Standard Chartered Bank/Singapore (Sri Lanka Government Bonds) 144A, 10.75%, 3/03/21 LKR (a)	1,893
226,000,000	Standard Chartered Bank/Singapore (Sri Lanka Government Bonds) 144A, 11.00%, 8/05/24 LKR (a)	1,568
40,000,000	Standard Chartered Bank/Singapore (Sri Lanka Government Bonds) 144A, 11.00%, 8/05/25 LKR (a)	279

		3,740
United States (EGP) (2%)
9,200,000	Citigroup Global Markets Holdings Inc. (Arab Republic of Egypt) 144A, 0.00%, 3/08/18 EGP (a)	515
22,200,000	Citigroup Global Markets Holdings Inc. (Arab Republic of Egypt) 144A, 0.00%, 3/22/18 EGP (a)	1,234
11,400,000	Citigroup Global Markets Holdings Inc. (Arab Republic of Egypt) 144A, 0.00%, 12/13/18 EGP (a)	569

80

Principal or Shares	Security Description	Value (000)

34,200,000	Citigroup Global Markets Holdings Inc. (Arab Republic of Egypt) 144A, 0.00%, 1/24/19 EGP (a)	$ 1,670

		3,988

United States (GHS) (0%)
1,900,000	Citigroup Global Markets Holdings Inc.
	(Republic of Ghana) 144A, 24.75%, 3/03/21
	GHS (a)(b)	516
1,500,000	Citigroup Global Markets Holdings Inc.
	(Republic of Ghana) 144A, 24.75%, 3/03/21
	GHS (a)(b)	408
		924
United States (IDR) (4%)
5,500,000,000	Indonesia Treasury Bond 144A, 8.38%, 3/19/24 IDR (a)	466
18,740,000,000	Indonesia Treasury Bond 144A, 8.38%, 9/17/26 IDR (a)	1,606
10,000,000,000	Indonesia Treasury Bond 144A, 8.75%, 5/19/31 IDR (a)	867
49,194,000,000	Indonesia Treasury Bond 144A, 9.50%, 7/17/31 IDR (a)	4,517
4,000,000,000	Indonesia Treasury Bond 144A, 11.00%, 9/17/25 IDR (a)	385

		7,841
United States (NGN) (1%)
347,000,000	Citigroup Global Markets Holdings Inc. (Federal Republic of Nigeria), 0.00%, 5/19/18 NGN	924
368,000,000	Citigroup Global Markets Holdings Inc. (Federal Republic of Nigeria), 0.00%, 6/16/18 NGN	969

		1,893
Uruguay (UYU) (1%)
10,970,000	Uruguay Government International Bond 144A, 8.50%, 3/15/28 UYU (a)	376
18,200,000	Uruguay Government International Bond 144A, 9.88%, 6/20/22 UYU (a)	667

		1,043
Total Bonds (Cost - $195,608)		196,077
Investment Company (5%)
10,255,975	Payden Cash Reserves Money Market Fund *
	(Cost - $10,256)	10,256
Total Investments (Cost - $205,864) (100%)		206,333
Liabilities in excess of Other Assets (0%)		(421)
Net Assets (100%)		$ 205,912

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

81 Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency sold (000)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
BRL 6,920	USD 2,101	State Street Bank & Trust Co.	02/16/2018	$68
CLP 1,265,500	USD 2,088	HSBC Bank USA, N.A.	03/12/2018	10
COP 7,392,000	USD 2,452	HSBC Bank USA, N.A.	03/20/2018	145
CZK 159,280	USD 7,477	BNP PARIBAS	04/03/2018	375
HUF 1,054,600	USD 4,139	Barclays Bank PLC	03/22/2018	93
HUF 177,800	USD 676	Barclays Bank PLC	03/22/2018	38
IDR 26,340,000	USD 1,935	HSBC Bank USA, N.A.	03/02/2018	29
KRW 2,006,000	USD 1,863	BNP PARIBAS	02/12/2018	16
KZT 408,000	USD 1,185	Barclays Bank PLC	06/13/2018	43
KZT 204,000	USD 593	Barclays Bank PLC	06/13/2018	21
MXN 122,180	USD 6,310	Barclays Bank PLC	03/16/2018	207
MYR 23,897	USD 5,657	Barclays Bank PLC	05/10/2018	451
MYR 7,034	USD 1,723	Barclays Bank PLC	05/10/2018	75
PLN 4,116	USD 1,146	Barclays Bank PLC	02/21/2018	84
PLN 1,635	USD 463	Barclays Bank PLC	02/21/2018	25
RUB 56,580	USD 927	Barclays Bank PLC	02/20/2018	77
THB 273,670	USD 8,605	Barclays Bank PLC	04/25/2018	152
TRY 4,809	USD 1,221	Barclays Bank PLC	03/22/2018	41
USD 1,062	ARS 20,750	BNP PARIBAS	04/24/2018	48
USD 2,949	ILS 10,049	HSBC Bank USA, N.A.	04/16/2018	—

				1,998

Liabilities:
ARS 31,654	USD 1,643	BNP PARIBAS	04/24/2018	(96)
GBP 2,165	USD 3,084	Barclays Bank PLC	03/28/2018	(3)
PEN 2,448	USD 760	HSBC Bank USA, N.A.	04/20/2018	(1)
USD 499	RUB 28,230	Barclays Bank PLC	02/20/2018	(2)
USD 3,101	INR 201,610	Barclays Bank PLC	03/14/2018	(51)
USD 1,161	MXN 22,780	Barclays Bank PLC	03/16/2018	(54)
USD 3,016	GBP 2,165	Barclays Bank PLC	03/28/2018	(65)
USD 824	THB 25,870	Barclays Bank PLC	04/25/2018	(4)
USD 562	MYR 2,205	Barclays Bank PLC	05/10/2018	(2)
USD 1,801	KRW 2,006,000	BNP PARIBAS	02/12/2018	(78)
USD 722	BRL 2,402	State Street Bank & Trust Co.	02/16/2018	(30)

				(386)

				$1,612

Net Unrealized Appreciation (Depreciation)

Schedule of Investments - January 31, 2018 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (96%)
Argentina (ARS) (0%)
2,000,000	YPF SA 144A, 16.50%, 5/09/22 ARS (a)	$ 96
Argentina (USD) (4%)
365,000	Argentine Republic Government International Bond, 6.88%, 4/22/21	390
200,000	Capex SA 144A, 6.88%, 5/15/24 (a)	209
180,000	Generacion Mediterranea SA / Generacion Frias SA / Central Termica Roca SA 144A, 9.63%, 7/27/23 (a)	200
180,000	Provincia de Buenos Aires/Argentina 144A, 6.50%, 2/15/23 (a)	186
150,000	Provincia de Buenos Aires/Argentina 144A, 7.88%, 6/15/27 (a)	160
200,000	Rio Energy SA / UGEN SA / UENSA SA 144A, 6.88%, 2/01/25 (a)	202
250,000	YPF SA 144A, 8.75%, 4/04/24 (a)(b)	284
		1,631
Bahamas (USD) (1%)
200,000	Bahamas Government International Bond 144A, 6.00%, 11/21/28 (a)	214
Bermuda (USD) (3%)
425,000	Digicel Ltd. 144A, 6.00%, 4/15/21 (a)	422
410,000	Geopark Ltd. 144A, 6.50%, 9/21/24 (a)	424
200,000	Inkia Energy Ltd. 144A, 5.88%, 11/09/27 (a)	202
200,000	Ooredoo International Finance Ltd. 144A, 5.00%, 10/19/25 (a)	215
		1,263
Brazil (BRL) (1%)
980,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/23 BRL	317
Brazil (USD) (3%)
200,000	Banco BTG Pactual SA/Luxembourg 144A, 5.50%, 1/31/23 (a)	199
200,000	Banco Nacional de Desenvolvimento Economico e Social 144A, 4.75%, 5/09/24 (a)	202
200,000	Itau Unibanco Holding SA/Cayman Island 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.981%) 6.13%, 6/12/66 (a)(b)(c)	204
589,257	USJ Acucar e Alcool SA 144A, 9.88%, 11/09/21 (a)	524
		1,129
Canada (USD) (3%)
200,000	Air Canada 2013-1 Class C Pass Through Trust 144A, 6.63%, 5/15/18 (a)	203
420,000	CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	435
225,000	First Quantum Minerals Ltd. 144A, 7.00%, 2/15/21 (a)	233
200,000	Stoneway Capital Corp. 144A, 10.00%, 3/01/27 (a)	217
190,000	Valeant Pharmaceuticals International Inc. 144A, 9.00%, 12/15/25 (a)	196
		1,284
Cayman Islands (USD) (8%)
205,000	Alibaba Group Holding Ltd., 4.50%, 11/28/34	220

Principal or Shares	Security Description	Value (000)

462,000	Baidu Inc., 3.50%, 11/28/22	$464
255,000	Braskem Finance Ltd. 144A, 5.38%, 5/02/22 (a)	272
200,000	Energuate Trust 144A, 5.88%, 5/03/27 (a)(b)	208
210,000	Gol Finance Inc. 144A, 7.00%, 1/31/25 (a)	211
400,000	GrupoSura Finance SA 144A, 5.50%, 4/29/26 (a)	437
200,000	Industrial Senior Trust 144A, 5.50%, 11/01/22 (a)	203
300,000	Lima Metro Line 2 Finance Ltd. 144A, 5.88%, 7/05/34 (a)	326
120,400	Odebrecht Drilling Norbe VIII/IX Ltd. 144A, 6.35%, 12/01/21 (a)	119
177,294	Odebrecht Drilling Norbe VIII/IX Ltd. 144A, 7.35%, 12/01/26 (a)	101
98,900	Odebrecht Oil & Gas Finance Ltd. 144A, 0.00%, 1/03/66 (a)	3
290,000	Saudi Electricity Global Sukuk Co. 2 144A, 5.06%, 4/08/43 (a)	298
125,000	Vale Overseas Ltd., 5.88%, 6/10/21	136
70,000	Vale Overseas Ltd., 6.25%, 8/10/26	81
255,000	Vale Overseas Ltd., 6.88%, 11/21/36	322
		3,401
Chile (USD) (2%)
200,000	Celeo Redes Operacion Chile SA 144A, 5.20%, 6/22/47 (a)	204
200,000	Empresa Electrica Angamos SA 144A, 4.88%, 5/25/29 (a)	202
298,068	Latam Airlines 2015-1 Pass Through Trust B, 4.50%, 11/15/23	298
		704
China (USD) (1%)
390,000	Bank of China Ltd./Hong Kong, 2.88%, 6/30/20	389
Colombia (USD) (2%)
200,000	Banco de Bogota SA 144A, 4.38%, 8/03/27 (a)	201
215,000	Banco de Bogota SA 144A, 6.25%, 5/12/26 (a)	234
210,000	Ecopetrol SA, 5.88%, 5/28/45	222
		657
Costa Rica (USD) (1%)
400,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (a)	403
200,000	Banco Nacional de Costa Rica 144A, 5.88%, 4/25/21 (a)	207
		610
Dominica Republic (USD) (1%)
200,000	Aeropuertos Dominicanos Siglo XXI SA 144A, 6.75%, 3/30/29 (a)	220
Georgia (GEL) (0%)
500,000	Bank of Georgia JSC 144A, 11.00%, 6/01/20 GEL (a)	203
Georgia (USD) (2%)
200,000	BGEO Group JSC 144A, 6.00%, 7/26/23 (a)	209
200,000	Georgian Oil and Gas Corp. JSC 144A, 6.75%, 4/26/21 (a)	215
200,000	Georgian Railway JSC 144A, 7.75%, 7/11/22 (a)	224
		648
Ghana (USD) (1%)
430,000	Ghana Government International Bond 144A, 7.88%, 8/07/23 (a)	469

83 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Hong Kong (USD) (2%)
325,000	AIA Group Ltd. 144A, 3.20%, 3/11/25 (a)	$318
420,000	ICBCIL Finance Co. Ltd. 144A, 3.20%, 11/10/20 (a)	418
265,000	Swire Properties MTN Financing Ltd., 4.38%, 6/18/22	277
		1,013
India (USD) (3%)
270,000	Adani Ports & Special Economic Zone Ltd. 144A, 4.00%, 7/30/27 (a)	263
240,000	Adani Transmission Ltd. 144A, 4.00%, 8/03/26 (a)	234
200,000	Export-Import Bank of India, 4.00%, 1/14/23	205
205,000	GMR Hyderabad International Airport Ltd. 144A, 4.25%, 10/27/27 (a)	197
200,000	IDBI Bank Ltd./DIFC Dubai, 4.13%, 4/23/20	202
		1,101
Ireland (USD) (2%)
200,000	Alfa Bank AO Via Alfa Bond Issuance PLC 144A, 7.75%, 4/28/21 (a)	223
210,000	Phosagro OAO via Phosagro Bond Funding DAC 144A, 3.95%, 11/03/21 (a)	211
200,000	Sibur Securities DAC 144A, 4.13%, 10/05/23 (a)	200
		634
Israel (USD) (1%)
270,000	Israel Electric Corp. Ltd. 144A, 7.25%, 1/15/19 (a)	281
Kazakhstan (USD) (1%)
300,000	KazMunayGas National Co. JSC 144A, 9.13%, 7/02/18 (a)	308
310,000	Tengizchevroil Finance Co. International Ltd. 144A, 4.00%, 8/15/26 (a)	310
		618
Luxembourg (USD) (8%)
360,000	Adecoagro SA 144A, 6.00%, 9/21/27 (a)	356
410,000	Altice Financing SA 144A, 7.50%, 5/15/26 (a)	427
200,000	ARD Finance SA, 7.13%, 9/15/23	208
200,000	ARD Securities Finance SARL 144A, 8.75%, 1/31/23 (a)	207
290,000	Evraz Group SA 144A, 5.38%, 3/20/23 (a)	300
200,000	Gazprom OAO Via Gaz Capital SA 144A, 4.95%, 3/23/27 (a)	209
205,000	Gazprom OAO Via Gaz Capital SA 144A, 4.95%, 2/06/28 (a)	214
200,000	Klabin Finance SA 144A, 4.88%, 9/19/27 (a)	198
200,000	MHP SA 144A, 7.75%, 5/10/24 (a)	220
200,000	Minerva Luxembourg SA 144A, 5.88%, 1/19/28 (a)	194
365,000	Nexa Resources SA 144A, 5.38%, 5/04/27 (a)	388
230,000	Sberbank of Russia Via SB Capital SA 144A, 6.13%, 2/07/22 (a)	250
		3,171
Marshall Islands (USD) (1%)
200,000	Nakilat Inc. 144A, 6.07%, 12/31/33 (a)	230
Mexico (USD) (7%)
200,000	Alpha Holding SA de CV 144A, 10.00%, 12/19/22 (a)	194

Principal or Shares	Security Description	Value (000)

200,000	America Movil SAB de CV, 3.13%, 7/16/22	$201
200,000	Banco Mercantil del Norte SA/Grand Cayman 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.447%) 5.75%, 10/04/31 (a)(c)	204
270,000	BBVA Bancomer SA/Texas 144A, 6.75%, 9/30/22 (a)	301
200,000	Cydsa SAB de CV 144A, 6.25%, 10/04/27 (a)	203
200,000	El Puerto de Liverpool SAB de CV 144A, 3.88%, 10/06/26 (a)	194
232,000	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (a)	250
200,000	Mexichem SAB de CV 144A, 5.88%, 9/17/44 (a)	206
224,680	Mexico Generadora de Energia S de rl 144A, 5.50%, 12/06/32 (a)	239
190,000	Petroleos Mexicanos, 6.63%, 6/15/35	202
575,000	Unifin Financiera SAB de CV SOFOM ENR 144A, 7.00%, 1/15/25 (a)	590
		2,784
Morocco (USD) (1%)
200,000	BMCE Bank, 6.25%, 11/27/18	206
200,000	OCP SA 144A, 6.88%, 4/25/44 (a)	235
		441
Netherlands (USD) (10%)
200,000	Braskem Netherlands Finance BV 144A, 4.50%, 1/10/28 (a)	202
200,000	Greenko Dutch BV 144A, 5.25%, 7/24/24 (a)	200
200,000	Listrindo Capital BV 144A, 4.95%, 9/14/26 (a)	199
380,000	Lukoil International Finance BV 144A, 4.75%, 11/02/26 (a)	396
400,000	Minejesa Capital BV 144A, 5.63%, 8/10/37 (a)	421
200,000	Myriad International Holdings BV 144A, 4.85%, 7/06/27 (a)	209
200,000	Nostrum Oil & Gas Finance BV 144A, 8.00%, 7/25/22 (a)	212
675,000	Petrobras Global Finance BV, 4.38%, 5/20/23	673
260,000	Petrobras Global Finance BV, 6.13%, 1/17/22	278
80,000	Petrobras Global Finance BV, 6.88%, 1/20/40	83
110,000	Petrobras Global Finance BV, 7.38%, 1/17/27	122
360,000	Petrobras Global Finance BV, 8.38%, 5/23/21	411
170,000	Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	151
630,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (b)	524
140,000	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	107
200,000	VEON Holdings BV 144A, 4.95%, 6/16/24 (a)	201
		4,389
Nigeria (USD) (0%)
200,000	Nigeria Government International Bond 144A, 6.50%, 11/28/27 (a)	208
Panama (USD) (0%)
200,000	Banco General SA 144A, 4.13%, 8/07/27 (a)	202
Paraguay (USD) (1%)
385,000	Banco Regional SAECA 144A, 8.13%, 1/24/19 (a)	402

84

Principal or Shares	Security Description	Value (000)

200,000	Telefonica Celular del Paraguay SA 144A,
	6.75%, 12/13/22 (a)	$206

		608

Peru (PEN) (0%)
300,000	Peru Government Bond 144A, 6.15%, 8/12/32
	PEN (a)	104

Peru (USD) (3%)
198,740	Abengoa Transmision Sur SA 144A,
	6.88%, 4/30/43 (a)	221
350,000	Banco Internacional del Peru SAA Interbank
	144A, (3 mo. LIBOR USD + 5.760%)
	6.63%, 3/19/29 (a)(c)	395
200,000	Petroleos del Peru SA 144A, 4.75%, 6/19/32 (a)	204
200,000	SAN Miguel Industrias Pet SA 144A,
	4.50%, 9/18/22 (a)	204
390,000	Scotiabank Peru SAA 144A, (3 mo. LIBOR USD + 3.856%) 4.50%, 12/13/27 (a)(c)	407

		1,431

Qatar (USD) (1%)
250,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III
	144A, 5.84%, 9/30/27 (a)	280

Russian Federation (RUB) (0%)
7,600,000	Russian Federal Bond - Ofz, 8.15%, 2/03/27
	RUB	145

Saint Lucia (USD) (0%)
199,500	Digicel International Finance Term Loan B 1L, (LIBOR USD 3-Month + 3.750%) 6.00%, 5/10/24 (d)	202

Senegal (USD) (1%)
200,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (a)	228

Singapore (USD) (2%)
240,000	BOC Aviation Ltd. 144A, 3.88%, 4/27/26 (a)	238
200,000	Marble II Pte Ltd. 144A, 5.30%, 6/20/22 (a)	203
200,000	ONGC Videsh Vankorneft Pte Ltd.,
	3.75%, 7/27/26	196
355,000	Oversea-Chinese Banking Corp. Ltd. 144A, (5 yr. Swap Semi 30/360 USD + 2.279%) 3.15%, 3/11/23 (a)(c)	355

		992

Sri Lanka (USD) (1%)
210,000	Sri Lanka Government International Bond 144A, 6.83%, 7/18/26 (a)	230

Thailand (USD) (1%)
140,000	Bangkok Bank PCL/Hong Kong 144A, 9.03%, 3/15/29 (a)	197
200,000	Krung Thai Bank PCL/Cayman Islands, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.535%) 5.20%, 12/26/24 (c)	205

		402

Turkey (USD) (1%)
390,000	Turkiye Garanti Bankasi AS 144A,
	5.25%, 9/13/22 (a)	398
210,000	Turkiye Is Bankasi 144A, 5.50%, 4/21/22 (a)	212

		610

Principal or Shares	Security Description	Value (000)
Ukraine (USD) (1%)
202,000	Ukraine Government International Bond 144A,
	7.75%, 9/01/23 (a)	$220
200,000	Ukraine Government International Bond 144A,
	7.75%, 9/01/25 (a)	216

		436

United Arab Emirates (USD) (4%)
200,000	Abu Dhabi Crude Oil Pipeline LLC 144A,
	4.60%, 11/02/47 (a)	202
300,000	Abu Dhabi Government International Bond
	144A, 3.13%, 5/03/26 (a)	292
295,000	Acwa Power Management And Investments One Ltd. 144A, 5.95%, 12/15/39 (a)	313
270,000	DP World Ltd. 144A, 6.85%, 7/02/37 (a)	338
280,000	Emirates Semb Corp. Water & Power Co. PJSC
	144A, 4.45%, 8/01/35 (a)	289
200,000	Kuwait Projects Co. SPC Ltd., 4.50%, 2/23/27	200
200,000	Ruwais Power Co. PJSC 144A,
	6.00%, 8/31/36 (a)	235

		1,869

United Kingdom (LKR) (1%)
30,000,000	Standard Chartered Bank/Singapore (Sri Lanka
	Government Bonds) 144A, 11.00%, 8/05/24
	LKR (a)	208
32,000,000	Standard Chartered Bank/Singapore (Sri Lanka
	Government Bonds) 144A, 11.00%, 8/05/25
	LKR (a)	223

		431

United Kingdom (USD) (2%)
200,000	MARB BondCo PLC 144A, 6.88%, 1/19/25 (a)	197
400,000	Polyus Finance PLC 144A, 5.25%, 2/07/23 (a)	413
200,000	Vedanta Resources PLC 144A,
	7.13%, 5/31/23 (a)	214

		824

United States (EGP) (1%)
4,700,000	Citigroup Global Markets Holdings Inc. (Arab
	Republic of Egypt) 144A, 0.00%, 3/22/18
	EGP (a)	261
5,800,000	Citigroup Global Markets Holdings Inc. (Arab
	Republic of Egypt) 144A, 0.00%, 1/24/19
	EGP (a)	283

		544

United States (NGN) (1%)
100,000,000	Citigroup Global Markets Holdings Inc. (Federal Republic of Nigeria), 0.00%, 6/16/18 NGN	263

United States (USD) (3%)
200,000	Dell International LLC / EMC Corp. 144A,
	4.42%, 6/15/21 (a)	208
75,000	Novelis Corp. 144A, 6.25%, 8/15/24 (a)	79
200,000	NPC International Inc. Term Loan 2L, (LIBOR
	USD 1-Month + 7.500%) 9.05%, 4/18/25 (d)	207
200,000	Sable International Finance Term Loan B3 L1,
	(LIBOR USD 3-Month + 3.500%)
	5.60%, 1/31/25 (d)	201
249,000	Southern Copper Corp., 5.88%, 4/23/45	306

85 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
200,000	Stillwater Mining Co. 144A, 7.13%, 6/27/25 (a)	$ 212
160,000	Tacala Investment Corp. Term Loan 2L, (LIBOR USD 1-Month + 7.000%) 7.00%, 2/01/26 (d)	164

		1,377

Virgin Islands (British) (USD) (3%)
200,000	Arcos Dorados Holdings Inc. 144A, 5.88%, 4/04/27 (a)	211
200,000	Arcos Dorados Holdings Inc. 144A, 6.63%, 9/27/23 (a)	221
150,000	Central American Bottling Corp. 144A, 5.75%, 1/31/27 (a)	158
275,000	CLP Power Hong Kong Financing Ltd., 3.13%, 5/06/25	270
200,000	Sinopec Group Overseas Development 2015 Ltd. 144A, 2.50%, 4/28/20 (a)	198
200,000	Studio City Co. Ltd. 144A, 7.25%, 11/30/21 (a)	211

		1,269

Total Bonds (Cost - $39,356)		40,552

Investment Company (7%)
3,019,116	Payden Cash Reserves Money Market Fund *
	(Cost - $3,019)	3,019

Total Investments (Cost - $42,375) (103%)		43,571
Liabilities in excess of Other Assets (-3%)		(1,345)

Net Assets (100%)		$ 42,226

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or a portion of these securities are on loan. At January 31, 2018, the total market value of the Fund’s securities on loan is $1,061 and the total market value of the collateral held by the Fund is $1,097. Amounts in 000s.
(c)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2018.
(d)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2018. The stated maturity is subject to prepayments.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency sold (000)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
COP 614,000	USD 204	HSBC Bank USA, N.A.	03/20/2018	$12
HUF 103,800	USD 407	Barclays Bank PLC	03/22/2018	10
IDR 4,132,000	USD 303	HSBC Bank USA, N.A.	03/02/2018	5
KRW 226,000	USD 210	BNP PARIBAS	02/12/2018	2
KZT 46,000	USD 134	Barclays Bank PLC	06/13/2018	5
KZT 23,000	USD 67	Barclays Bank PLC	06/13/2018	2
MYR 1,716	USD 406	Barclays Bank PLC	05/10/2018	32
USD 79	ARS 1,520	BNP PARIBAS	04/24/2018	4
USD 403	ILS 1,373	HSBC Bank USA, N.A.	04/16/2018	—

				72

Liabilities:
ARS 1,520	USD 79	BNP PARIBAS	04/24/2018	(4)
GBP 145	USD 207	Barclays Bank PLC	03/28/2018	—

Currency Purchased (000s)	Currency sold (000)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
USD 202	GBP 145	Barclays Bank PLC	03/28/2018	(5)
USD 108	MYR 452	Barclays Bank PLC	05/10/2018	(7)
USD 203	KRW 226,000	BNP PARIBAS	02/12/2018	(9)

				(25)

Net Unrealized Appreciation (Depreciation)				$47

Open Future Contracts to USD

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Short Contracts:
U.S. Long Bond Future	3	Mar-18	$(443)	$10	$10
U.S. Treasury 10 Year Note Future	6	Mar-18	(729)	19	19

					29

Total Futures					$29

87    Payden Mutual Funds

Schedule of Investments - January 31, 2018 (Unaudited)

Principal or Shares	Security Description	Value (000)
Stocks (96%)
Common Stock (80%)
Consumer Discretionary (8%)
251,400	Las Vegas Sands Corp.	$ 19,488
133,200	McDonald’s Corp.	22,796
666,600	Sekisui House Ltd. (a)	12,200
153,800	Six Flags Entertainment Corp.	10,391
155,200	Starbucks Corp.	8,817
136,700	Yum! Brands Inc.	11,563

		85,255

Consumer Staple (6%)
373,400	Altria Group Inc.	26,265
76,200	Anheuser-Busch InBev SA/NV	8,647
1	British American Tobacco PLC	—
96,400	Costco Wholesale Corp.	18,786
107,400	Kraft Heinz Co.	8,419
83,000	Philip Morris International Inc.	8,900

		71,017

Energy (4%)
123,300	Exxon Mobil Corp.	10,764
173,500	ONEOK Inc.	10,212
114,300	Phillips 66	11,704
130,400	Valero Energy Corp.	12,515

		45,195

Financial (18%)
46,700	Allianz SE	11,799
710,200	Bank of America Corp.	22,727
115,800	Bank of Hawaii Corp.	9,689
213,900	BB&T Corp.	11,805
287,800	Citigroup Inc.	22,587
297,600	JPMorgan Chase & Co.	34,423
145,500	PNC Financial Services Group Inc./The	22,992
163,900	Royal Bank of Canada	14,041
199,500	SunTrust Banks Inc.	14,105
229,100	Toronto-Dominion Bank	13,932
267,000	US Bancorp	15,256
251,400	Wells Fargo & Co.	16,537

		209,893

Healthcare (9%)
127,000	AbbVie Inc.	14,252
95,900	Amgen Inc.	17,842
194,400	Eli Lilly & Co.	15,834
242,400	Gilead Sciences Inc.	20,313
282,800	Merck & Co. Inc.	16,756
454,100	Pfizer Inc.	16,820

		101,817

Industrial (9%)
309,600	Atlantia SpA	10,255
59,800	Boeing Co.	21,191
147,100	Emerson Electric Co.	10,625
96,400	Lockheed Martin Corp.	34,208
89,900	United Parcel Service Inc.	11,446
179,200	Waste Management Inc.	15,847

		103,572

Information Technology (2%)
134,600	International Business Machines Corp.	22,034

Material (1%)
148,400	DowDuPont Inc.	11,216

Technology (15%)
749,100	Cisco Systems Inc.	31,118

Principal or Shares	Security Description	Value (000)
544,300	Intel Corp.	$ 26,203
361,500	Maxim Integrated Products Inc.	22,052
298,900	Microsoft Corp.	28,398
278,400	Paychex Inc.	19,001
241,200	Texas Instruments Inc.	26,452
63,400	Tokyo Electron Ltd.	11,882

		165,106

Telecommunication (3%)
267,500	AT&T Inc.	10,018
280,000	BCE Inc.	13,090
243,100	Verizon Communications Inc.	13,144

		36,252

Utility (5%)
190,400	American Electric Power Co. Inc.	13,096
141,200	Consolidated Edison Inc.	11,347
127,200	Duke Energy Corp.	9,985
407,900	Southern Co.	18,400

		52,828

Total Common Stock		904,185

Master Limited Partnership (9%)
746,400	Antero Midstream Partners LP	22,706
1,130,500	Enterprise Products Partners LP	31,224
379,100	Magellan Midstream Partners LP	27,064
635,756	Spectra Energy Partners LP	27,172

Total Master Limited Partnership		108,166

Preferred Stock (2%)
95,700	Bank of America Corp., 6.625% (a)	2,518
103,000	BB&T Corp., 5.625%	2,660
60,000	Capital One Financial Corp., 5.20% (a)	1,453
208,000	Goldman Sachs Group Inc., 5.50% (a)	5,418
119,900	Kinder Morgan Inc./DE., 9.75% (a)	4,414
110,900	US Bancorp, 6.50%	3,074

Total Preferred Stock		19,537

Real Estate Investment Trust (5%)
115,000	CoreSite Realty Corp.	12,457
111,300	Crown Castle International Corp.	12,551
93,300	Digital Realty Trust Inc.	10,445
163,500	Prologis Inc.	10,645
44,400	Public Storage	8,692

Total Real Estate Investment Trust		54,790

Total Stocks (Cost - $869,069)		1,086,678

Corporate Bond (2%)
1,906,000	CIT Group Inc., (3 mo. LIBOR USD + 3.972%) 5.80%, (a)(b)(c)	1,949
6,000,000	Citigroup Inc., (3 mo. LIBOR USD + 3.423%) 6.30%, (b)(c)	6,360
9,180,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 3.598%) 5.75%, (a)(b)(c)	9,501
6,000,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 3.330%) 6.10%, (b)(c)	6,409

Total Corporate Bond (Cost - $23,587)		24,219

Investment Company (3%)
34,546,482	Payden Cash Reserves Money Market Fund *
	(Cost - $34,546)	34,546

Total Investments (Cost - $927,202) (101%)		1,145,443
Liabilities in excess of Other Assets (-1%)		(6,537)

Net Assets (100%)		$ 1,138,906

88

*	Affiliated investment
(a)	All or a portion of these securities are on loan. At January 31, 2018, the total market value of the Fund’s securities on loan is $17,793 and the total market value of the collateral held by the Fund is $18,643. Amounts in 000s.
(b)	Perpetual security with no stated maturity date.
(c)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2018.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency sold (000)	Counterparty	Settlement Date	Unrealized Depreciation (000s)
Liabilities:
USD 23,667	JPY 2,665,100	Barclays Bank PLC	02/08/2018	$ (755)
USD 29,656	EUR 24,510	Citibank, N.A.	02/08/2018	(790)
Net Unrealized Depreciation				$(1,545)

89    Payden Mutual Funds

Schedule of Investments - January 31, 2018 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (26%)
1,555,000	ALM XVI Ltd./ALM XVI LLC 144A, (3 mo. LIBOR USD + 1.050%)2.77%, 7/15/27 (a)(b)	$ 1,556
1,050,000	Blackrock European CLO III DAC 144A, (3 mo. EURIBOR + 0.850%)0.85%, 4/15/30 EUR (a)(b)(c)	1,310
1,000,000	Blackrock European CLO IV DAC 144A, (3 mo. EURIBOR + 0.850%)0.85%, 7/15/30 EUR (a)(b)(c)	1,251
250,000	Blackrock European CLO IV DAC 144A, (3 mo. EURIBOR + 1.300%)1.30%, 7/15/30 EUR (a)(b)(c)	313
350,000	Blackrock European CLO IV DAC 144A, (3 mo. EURIBOR + 2.650%)2.65%, 7/15/30 EUR (a)(b)(c)	438
850,000	BlueMountain CLO 2014-2 Ltd. 144A, (3 mo. LIBOR USD + 0.930%)2.67%, 7/20/26 (a)(b)	850
1,100,000	BlueMountain CLO 2014-3 Ltd. 144A, (3 mo. LIBOR USD + 3.200%)4.92%, 10/15/26 (a)(b)	1,106
1,050,000	BlueMountain CLO 2014-4 Ltd. 144A, (3 mo. LIBOR USD + 1.350%)2.82%, 11/30/26 (a)(b)	1,051
850,000	Carlyle Global Market Strategies CLO 2015-2 Ltd. 144A, (3 mo. LIBOR USD + 1.470%)3.23%, 4/27/27 (a)(b)	850
1,000,000	Carlyle Global Market Strategies Euro CLO 2015-2 DAC 144A, (3 mo. EURIBOR + 0.730%)0.73%, 9/21/29 EUR (a)(b)(c)	1,244
500,000	Carlyle Global Market Strategies Euro CLO 2015-2 DAC 144A, (3 mo. EURIBOR + 2.700%)2.70%, 9/21/29 EUR (a)(b)(c)	622
1,560,000	Cedar Funding II CLO Ltd. 144A, (3 mo. LIBOR USD + 1.230%)2.77%, 6/09/30 (a)(b)	1,573
651,730	Cent CLO LP 144A, (3 mo. LIBOR USD + 1.120%)2.86%, 7/23/25 (a)(b)	654
1,750,000	Cent CLO LP 144A, (3 mo. LIBOR USD + 3.450%)5.19%, 7/23/25 (a)(b)	1,756
960,000	CIFC Funding 2013-III Ltd. 144A, (3 mo. LIBOR USD + 3.250%)4.99%, 10/24/25 (a)(b)	965
920,000	CIFC Funding 2014-III Ltd. 144A, (3 mo. LIBOR USD + 0.950%)2.69%, 7/22/26 (a)(b)	921
920,000	CIFC Funding 2014-V Ltd. 144A, (3 mo. LIBOR USD + 1.400%)3.13%, 1/17/27 (a)(b)	921
551,551	Colony American Homes 2014-1 144A, (1 mo. LIBOR USD + 1.150%)2.71%, 5/17/31 (a)(b)	553
389,736	Colony American Homes 2014-2 144A, (1 mo. LIBOR USD + 0.950%)2.51%, 7/17/31 (a)(b)	391
1,620,602	Colony Starwood Homes 2016-2 Trust 144A, (1 mo. LIBOR USD + 1.250%)2.81%, 12/17/33 (a)(b)	1,631
2,202,820	Countrywide Asset-Backed Certificates, 4.78%, 10/25/46 (d)	2,085
2,238,750	Domino’s Pizza Master Issuer LLC 144A, (3 mo. LIBOR USD + 1.250%)3.00%, 7/25/47 (a)(b)	2,252
2,238,750	Domino’s Pizza Master Issuer LLC 144A, 3.08%, 7/25/47 (b)	2,220

Principal or Shares	Security Description	Value (000)

1,970,000	Drive Auto Receivables Trust 2016-B 144A, 4.53%, 8/15/23 (b)	$ 2,022
1,430,000	Dryden 31 Senior Loan Fund 144A, (3 mo. LIBOR USD + 1.080%)2.81%, 4/18/26 (a)(b)	1,431
1,300,000	Dryden 39 Euro CLO 2015 BV 144A, (3 mo. EURIBOR + 0.870%)0.87%, 10/15/31 EUR (a)(b)(c)	1,633
1,730,000	First Investors Auto Owner Trust 2016-1 144A, 4.70%, 4/18/22 (b)	1,761
224,824	GE-WMC Asset-Backed Pass-Through Certificates Series 2005-2, (1 mo. LIBOR USD + 0.250%)1.81%, 12/25/35 (a)	226
821,613	Invitation Homes 2015-SFR2 Trust 144A, (1 mo. LIBOR USD + 1.350%)2.91%, 6/17/32 (a)(b)	824
1,500,000	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD + 0.950%)2.69%, 4/21/25 (a)(b)	1,501
350,000	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD + 1.450%)3.19%, 4/21/25 (a)(b)	350
167,329	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (b)	178
560,000	Madison Park Funding XIII Ltd. 144A, (3 mo. LIBOR USD + 1.110%)2.85%, 1/19/25 (a)(b)	560
1,460,000	Madison Park Funding XIV Ltd. 144A, (3 mo. LIBOR USD + 1.120%)2.86%, 7/20/26 (a)(b)	1,461
1,100,000	Magnetite IX Ltd. 144A, (3 mo. LIBOR USD + 1.500%)3.25%, 7/25/26 (a)(b)	1,107
1,210,000	Octagon Investment Partners 24 Ltd. 144A, (3 mo. LIBOR USD + 0.900%)2.34%, 5/21/27 (a)(b)	1,210
530,000	Octagon Investment Partners 24 Ltd. 144A, (3 mo. LIBOR USD + 1.350%)2.79%, 5/21/27 (a)(b)	530
319,512	Octagon Investment Partners XVII Ltd. 144A, (3 mo. LIBOR USD + 1.000%)2.75%, 10/25/25 (a)(b)	320
1,450,000	Prestige Auto Receivables Trust 2016-1 144A, 5.15%, 11/15/21 (b)	1,481
1,000,000	Shackleton 2015-VIII CLO Ltd. 144A, (3 mo. LIBOR USD + 0.920%)2.66%, 10/20/27 (a)(b)	1,001
1,200,000	Springleaf Funding Trust 2017-A 144A, 2.68%, 7/15/30 (b)	1,181
1,836,750	Taco Bell Funding LLC 144A, 3.83%, 5/25/46 (b)	1,857
1,970,000	Thacher Park CLO Ltd. 144A, (3 mo. LIBOR USD + 1.160%)2.90%, 10/20/26 (a)(b)	1,973
400,000	THL Credit Wind River 2015-2 CLO Ltd. 144A, (3 mo. LIBOR USD + 0.870%)2.59%, 10/15/27 (a)(b)	400
300,000	THL Credit Wind River 2015-2 CLO Ltd. 144A, (3 mo. LIBOR USD + 2.600%)4.32%, 10/15/27 (a)(b)	301
875,000	Tyron Park CLO Ltd. 144A, (3 mo. LIBOR USD + 3.500%)5.22%, 7/15/25 (a)(b)	891
900,000	Venture XVII CLO Ltd. 144A, (3 mo. LIBOR USD + 1.080%)2.80%, 7/15/26 (a)(b)	901

90

Principal or Shares	Security Description	Value (000)

2,000,000	Vibrant CLO VII Ltd. 144A, (3 mo. LIBOR USD + 1.270%)3.01%, 9/15/30 (a)(b)	$ 2,006
201,986	VOLT XXV LLC 144A, 3.50%, 6/26/45 (b)	203
233,914	VOLT XXXVIII LLC 144A, 3.88%, 9/25/45 (b)	235
1,950,000	Westlake Automobile Receivables Trust 2016-1 144A, 4.55%, 9/15/21 (b)	1,989
450,000	Westlake Automobile Receivables Trust 2016-2 144A, 4.10%, 6/15/21 (b)	458

Total Asset Backed (Cost - $55,760)		56,504

Bank Loans(e) (4%)
418,950	Air Canada Term Loan B 1L, (LIBOR USD 1-Month + 2.250%) 3.74%, 10/06/23	424
313,987	Allison Transmission Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 3.57%, 9/23/22	317
1,000,000	Aramark Services Inc. Term Loan B1 1L, (LIBOR USD 1-Month + 2.000%) 3.57%, 3/11/25	1,010
724,889	Berry Global Inc. Term Loan P 1L, (LIBOR USD 1-Month + 2.000%) 3.55%, 1/06/21	730
837,750	Burlington Coat Factory Warehouse Corp. Term Loan B5 1L, (LIBOR USD 1-Month + 2.500%) 4.06%, 11/17/24	842
1,300,000	Charter Communications Operating LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.000%) 4.00%, 4/30/25	1,309
1,147,125	Digicel International Finance Term Loan B 1L, (LIBOR USD 3-Month + 3.750%) 6.00%, 5/10/24	1,161
975,059	Golden Nugget Inc. Term Loan 1L, (LIBOR USD 1-Month + 3.250%) 5.00%, 10/04/23	988
664,395	Michaels Stores Inc. Term Loan B1 1L, (LIBOR USD 1-Month + 2.750%) 4.32%, 1/28/23	670
632,415	Sabre Global Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.250%) 3.82%, 2/22/24	638
1,000,000	Sinclair Television Group Inc. Term Loan B 1L, (LIBOR USD 3-Month + 2.500%) 2.50%, 12/12/24	1,010

Total Bank Loans (Cost - $9,020)		9,099

Corporate Bond (23%)
550,000	ABN AMRO Bank NV 144A, 2.65%, 1/19/21 (b)	547
690,000	Aircastle Ltd., 4.63%, 12/15/18	701
750,000	Alimentation Couche-Tard Inc. 144A, 2.70%, 7/26/22 (b)	735
320,000	Allergan Funding SCS, 3.00%, 3/12/20	321
780,000	Ally Financial Inc., 4.25%, 4/15/21	798
750,000	Ares Capital Corp., 3.50%, 2/10/23	732
1,250,000	AT&T Inc., 2.85%, 2/14/23	1,245
760,000	AT&T Inc., 3.20%, 3/01/22	763
730,000	Athene Global Funding 144A, 4.00%, 1/25/22 (b)	745
350,000	Banco del Estado de Chile 144A, 2.67%, 1/08/21 (b)	351
590,000	Bank of America Corp., (3 mo. LIBOR USD + 1.160%)3.12%, 1/20/23 (a)	592

Principal or Shares	Security Description	Value (000)

550,000	BNP Paribas SA 144A, 2.95%, 5/23/22 (b)	$ 547
950,000	BNZ International Funding Ltd./London 144A, 2.40%, 2/21/20 (b)	945
600,000	BPCE SA, (3 mo. LIBOR USD + 0.880%)2.36%, 5/31/22 (a)	609
700,000	BPCE SA 144A, (3 mo. LIBOR USD + 1.220%)2.67%, 5/22/22 (a)(b)	714
1,130,000	Cardinal Health Inc., 2.62%, 6/15/22	1,101
500,000	Cenovus Energy Inc., 5.70%, 10/15/19	523
170,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25	183
850,000	Citigroup Inc., (3 mo. LIBOR USD + 1.100%)2.52%, 5/17/24 (a)	871
390,000	Citigroup Inc., 2.75%, 4/25/22	385
1,200,000	Citigroup Inc., 2.90%, 12/08/21	1,197
600,000	Citizens Bank NA/Providence RI, 2.20%, 5/26/20	593
900,000	Constellation Brands Inc., 2.25%, 11/06/20	888
1,000,000	Continental Airlines 2012-3 Class C Pass Thru Certificates, 6.13%, 4/29/18	1,009
750,000	CSC Holdings LLC, 8.63%, 2/15/19	793
1,100,000	Daimler Finance North America LLC 144A, 2.30%, 1/06/20 (b)	1,094
1,010,000	Dell International LLC / EMC Corp. 144A, 4.42%, 6/15/21 (b)	1,048
1,270,000	Dominion Energy Inc., 2.50%, 12/01/19	1,266
230,000	Electronic Arts Inc., 3.70%, 3/01/21	236
740,000	First Data Corp. 144A, 5.38%, 8/15/23 (b)	765
450,000	Five Corners Funding Trust 144A, 4.42%, 11/15/23 (b)	479
600,000	Ford Motor Credit Co. LLC, 2.98%, 8/03/22	587
840,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.310%)3.00%, 6/30/22 (a)	856
1,200,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD + 1.050%)2.54%, 6/05/23 (a)	1,215
1,145,000	Goldman Sachs Group Inc., 2.60%, 4/23/20	1,143
1,100,000	Guardian Life Global Funding 144A, 2.00%, 4/26/21 (b)	1,075
920,000	Hewlett Packard Enterprise Co., 3.60%, 10/15/20	936
530,000	Hyundai Capital America 144A, 2.40%, 10/30/18 (b)	529
860,000	International Lease Finance Corp., 3.88%, 4/15/18	863
435,000	International Lease Finance Corp., 4.63%, 4/15/21	455
360,000	International Lease Finance Corp., 5.88%, 4/01/19	373
250,000	Jefferies Group LLC / Jefferies Group Capital Finance Inc., 4.15%, 1/23/30	244
660,000	KeyCorp, 2.90%, 9/15/20	663
565,000	Kinder Morgan Inc./DE 144A, 5.00%, 2/15/21 (b)	597
600,000	Lloyds Banking Group PLC, (3 mo. LIBOR USD + 0.810%)2.91%, 11/07/23 (a)	586

91 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

680,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.023%)3.19%, 11/28/23 (a)(b)	$ 667
1,120,000	Mitsubishi UFJ Financial Group Inc., 3.00%, 2/22/22	1,114
740,000	Mizuho Financial Group Inc. 144A, 2.63%, 4/12/21 (b)	731
880,000	Mizuho Financial Group Inc., 2.95%, 2/28/22	871
650,000	Morgan Stanley, (3 mo. LIBOR USD + 0.930%)2.67%, 7/22/22 (a)	659
255,000	Morgan Stanley, (3 mo. LIBOR USD + 1.180%)2.92%, 1/20/22 (a)	260
1,100,000	Nordea Bank AB 144A, 4.88%, 5/13/21 (b)	1,158
455,000	ONEOK Inc., 4.25%, 2/01/22	472
400,000	Regions Financial Corp., 2.75%, 8/14/22	395
1,110,000	Roper Technologies Inc., 2.80%, 12/15/21	1,102
550,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	604
890,000	Seagate HDD Cayman, 3.75%, 11/15/18	901
730,000	Sinopec Group Overseas Development 2017 Ltd. 144A, 2.25%, 9/13/20 (b)	718
880,000	Smithfield Foods Inc. 144A, 3.35%, 2/01/22 (b)	870
393,750	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (b)	396
450,000	Teva Pharmaceutical Finance Netherlands III BV, 1.40%, 7/20/18	447
920,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	858
1,000,000	UBS Group Funding Switzerland AG 144A, (3 mo. LIBOR USD + 0.950%)2.37%, 8/15/23 (a)(b)	1,011
260,000	Universal Health Services Inc. 144A, 4.75%, 8/01/22 (b)	267
1,070,000	Verizon Communications Inc., 3.13%, 3/16/22	1,074
350,000	Voya Financial Inc. 144A, (3 mo. LIBOR USD + 2.084%)4.70%, 1/23/48 (a)(b)	346
960,000	WEA Finance LLC / Westfield UK & Europe Finance PLC 144A, 2.70%, 9/17/19 (b)	964
520,000	Wells Fargo & Co., 3.07%, 1/24/23	521
450,000	WM Wrigley Jr. Co. 144A, 2.90%, 10/21/19 (b)	453
615,000	WM Wrigley Jr. Co. 144A, 3.38%, 10/21/20 (b)	628

Total Corporate Bond (Cost - $50,456)		50,385

Foreign Government (10%)
1,860,000	Argentine Republic Government International Bond, 3.88%, 1/15/22 EUR (c)(f)	2,420
500,000	Banco Nacional de Desenvolvimento Economico e Social 144A, 4.75%, 5/09/24 (b)	505
900,000	Croatia Government International Bond 144A, 6.75%, 11/05/19 (b)	959
1,500,000	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (b)	1,632
1,020,000	Georgia Government International Bond, 6.88%, 4/12/21 (g)	1,120
1,000,000	Guatemala Government Bond 144A, 5.75%, 6/06/22 (b)	1,072
870,000	Honduras Government International Bond 144A, 8.75%, 12/16/20 (b)	984

Principal or Shares	Security Description	Value (000)

1,990,000	Hungary Government International Bond, 6.25%, 1/29/20	$ 2,126
1,030,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (b)	1,062
1,050,000	Nigeria Government International Bond, 5.13%, 7/12/18 (g)	1,060
500,000	Republic of Armenia International Bond 144A, 6.00%, 9/30/20 (b)	529
1,100,000	Republic of South Africa Government International Bond, 5.50%, 3/09/20	1,154
840,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	957
870,000	Serbia International Bond 144A, 5.88%, 12/03/18 (b)	892
860,000	Sri Lanka Government International Bond 144A, 6.25%, 10/04/20 (b)	905
350,000	Sri Lanka Government International Bond 144A, 6.25%, 7/27/21 (b)	370
1,100,000	Turkey Government International Bond, 5.63%, 3/30/21	1,154
560,000	Ukraine Government International Bond, 7.75%, 9/01/19 (g)	592
840,000	Vietnam Government International Bond 144A, 6.75%, 1/29/20 (b)	897

Total Foreign Government (Cost - $19,891)		20,390

Mortgage Backed (32%)
366,221	Alternative Loan Trust 2006-31CB, 6.00%, 11/25/36	324
191,070	Alternative Loan Trust 2006-31CB, 6.00%, 11/25/36	169
355,139	Alternative Loan Trust 2006-J5, 6.50%, 9/25/36	296
2,491,177	Alternative Loan Trust 2007-12T1, 6.00%, 6/25/37	2,126
246,810	Alternative Loan Trust 2007-5CB, 6.00%, 4/25/37	215
1,660,280	American Home Mortgage Assets Trust 2007-2, (1 mo. LIBOR USD + 0.130%)1.69%, 3/25/47 (a)	1,526
519,686	Banc of America Funding 2005-H Trust, 3.54%, 11/20/35 (d)	466
1,100,000	Caesars Palace Las Vegas Trust 2017-VICI 144A, 3.83%, 10/15/34 (b)	1,121
540,808	Chase Mortgage Finance Corp., 6.00%, 5/25/37	435
146,729	CHL Mortgage Pass-Through Trust 2005-18, 5.50%, 10/25/35	133
984,978	CHL Mortgage Pass-Through Trust 2006-HYB1, 3.36%, 3/20/36 (d)	857
728,715	CHL Mortgage Pass-Through Trust 2007-HYB2, 3.41%, 2/25/47 (d)	659
1,218,420	Countrywide Alternative Loan Trust, 6.00%, 4/25/37	1,060
738,422	Countrywide Alternative Loan Trust, 6.00%, 4/25/37	642
605,840	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 5/25/43 (b)(d)	586

92

Principal or Shares	Security Description	Value (000)

708,361	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.850%)2.41%, 11/25/29 (a)	$ 712
1,941,305	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 1.150%)2.71%, 9/25/29 (a)	1,958
700,316	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 1.300%)2.86%, 7/25/29 (a)	707
499,707	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 1.350%)2.91%, 1/25/29 (a)	503
937,622	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.000%)5.56%, 5/25/25 (a)	1,028
1,050,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.250%)5.81%, 1/25/29 (a)	1,186
720,167	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.550%)6.11%, 2/25/25 (a)	782
591,308	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 5.000%)6.56%, 7/25/25 (a)	672
477,671	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 5.000%)6.56%, 7/25/25 (a)	529
1,303,583	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 5.700%)7.26%, 4/25/28 (a)	1,504
400,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 6.000%)7.56%, 9/25/28 (a)	474
719,508	First Horizon Alternative Mortgage Securities Trust 2006-AA5, 3.28%, 9/25/36 (d)	668
1,359,136	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.200%)2.76%, 7/25/29 (a)	1,376
883,613	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.200%)2.76%, 8/25/29 (a)	892
4,425,536	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.200%)2.76%, 10/25/29 (a)	4,494
1,036,896	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.650%)3.21%, 4/25/24 (a)	1,054
1,250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%)6.16%, 12/25/42 (a)	1,329
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.700%)6.26%, 3/25/28 (a)	575
1,029,168	FREMF 2017-KF32 Mortgage Trust 144A, (1 mo. LIBOR USD + 2.550%)3.92%, 5/25/24 (a)(b)	1,044
971,295	GSMPS Mortgage Loan Trust 2005-RP2 144A, (1 mo. LIBOR USD + 0.350%)1.91%, 3/25/35 (a)(b)	897
321,876	HarborView Mortgage Loan Trust 2004-10, 3.71%, 1/19/35 (d)	322
93,815	HomeBanc Mortgage Trust 2004-1, (1 mo. LIBOR USD + 0.860%)2.42%, 8/25/29 (a)	90
277,790	IndyMac Index Mortgage Loan Trust 2005-AR13, 3.31%, 8/25/35 (d)	250
245,097	JP Morgan Alternative Loan Trust, (1 mo. LIBOR USD + 0.170%)1.73%, 8/25/36 (a)	262

Principal or Shares	Security Description	Value (000)

129,246	JP Morgan Mortgage Trust, 6.00%, 7/25/36	$ 117
544,546	JP Morgan Mortgage Trust, 6.00%, 6/25/37	462
368,993	JP Morgan Mortgage Trust 2014-IVR3 144A, 3.00%, 9/25/44 (b)(d)	369
2,728,845	JP Morgan Mortgage Trust 2017-5 144A, 3.19%, 10/26/48 (b)(d)	2,735
127,336	MLCC Mortgage Investors Inc., 3.23%, 2/25/36 (d)	127
764,636	Morgan Stanley Mortgage Loan Trust, 3.35%, 1/25/35 (d)	752
366,475	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (b)(d)	374
445,193	New Residential Mortgage Loan Trust 2014-2 144A, 3.75%, 5/25/54 (b)(d)	449
829,809	New Residential Mortgage Loan Trust 2014-3 144A, 5.66%, 11/25/54 (b)(d)	882
246,145	New Residential Mortgage Loan Trust 2015-1 144A, 3.75%, 5/28/52 (b)(d)	250
557,397	New Residential Mortgage Loan Trust 2015-2 144A, 3.75%, 8/25/55 (b)(d)	567
741,934	New Residential Mortgage Loan Trust 2016-1 144A, 3.75%, 3/25/56 (b)(d)	753
1,369,939	New Residential Mortgage Loan Trust 2016-4 144A, 3.75%, 11/25/56 (b)(d)	1,392
1,358,620	New Residential Mortgage Loan Trust 2017-3 144A, 4.00%, 4/25/57 (b)(d)	1,390
910,430	New Residential Mortgage Loan Trust 2017-4 144A, 4.00%, 5/25/57 (b)(d)	933
1,579,260	New Residential Mortgage Loan Trust 2017-5 144A, (1 mo. LIBOR USD + 1.500%)3.06%, 6/25/57 (a)(b)	1,630
142,605	Prime Mortgage Trust, 5.00%, 10/25/35	143
1,600,222	RALI Series 2005-QA7 Trust, 3.92%, 7/25/35 (d)	1,491
1,348,904	RALI Series 2005-QS14 Trust, 6.00%, 9/25/35	1,298
145,405	RALI Series 2006-QS4 Trust, 6.00%, 4/25/36	134
620,920	RALI Series 2007-QS1 Trust, 6.00%, 1/25/37	585
451,771	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	403
1,664,691	Ripon Mortgages PLC 144A, (3 mo. LIBOR GBP + 0.800%)1.33%, 8/20/56 GBP (a)(b)(c)	2,383
961,909	Sequoia Mortgage Trust 2017-CH2 144A, 4.00%, 12/25/47 (b)(d)	982
261,443	Structured Adjustable Rate Mortgage Loan Trust, 3.41%, 12/25/35 (d)	234
29,910	Structured Adjustable Rate Mortgage Loan Trust, 3.48%, 8/25/34 (d)	29
270,258	Structured Adjustable Rate Mortgage Loan Trust, 3.56%, 8/25/34 (d)	267
3,232,737	Structured Asset Mortgage Investments II Trust 2006-AR7, (1 mo. LIBOR USD + 0.210%)1.77%, 8/25/36 (a)	2,931
1,359,352	Structured Asset Mortgage Investments Inc., (1 mo. LIBOR USD + 0.310%)1.87%, 12/25/35 (a)	1,233
892,712	Structured Asset Mortgage Investments Inc., (1 mo. LIBOR USD + 0.700%)2.26%, 1/19/34 (a)	875

93 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

330,654	Structured Asset Mortgage Investments Inc., 2.88%, 5/25/36 (d)	$ 214
5,398	Structured Asset Mortgage Investments Inc., 3.97%, 7/25/32 (d)	5
859,849	Vendee Mortgage Trust IO, 3.75%, 12/15/33	43
159,207	WaMu Mortgage Pass Through Certificates, (12 mo. Federal Reserve Cumulative Average USD + 0.940%)2.00%, 5/25/46 (a)	157
356,727	WaMu Mortgage Pass Through Certificates, 2.79%, 10/25/36 (d)	333
920,572	WaMu Mortgage Pass Through Certificates, 3.09%, 7/25/37 (d)	773
625,040	WaMu Mortgage Pass Through Certificates, 3.13%, 9/25/36 (d)	558
1,160,283	WaMu Mortgage Pass Through Certificates, 3.22%, 9/25/36 (d)	1,129
479,060	WaMu Mortgage Pass Through Certificates, 3.24%, 2/25/37 (d)	461
598,258	WaMu Mortgage Pass Through Certificates, 3.30%, 10/25/36 (d)	584
1,603,222	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust, (1 mo. LIBOR USD + 0.320%)1.88%, 8/25/45 (a)	1,609
485,909	WaMu Mortgage Pass-Through Certificates Series 2006-AR19 Trust, (Cost of Funds for the 11th District of San Francisco + 1.250%)2.00%, 1/25/47 (a)	482
2,110,286	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust, 3.29%, 2/25/37 (d)	2,077

Total Mortgage Backed (Cost - $66,093)		68,518

U.S. Treasury (2%)
550,000	U.S. Treasury Note, 1.25%, 8/31/19 (h)	543
3,230,000	U.S. Treasury Note, 2.00%, 1/31/20	3,221

Total U.S. Treasury (Cost - $3,766)		3,764

Stocks (2%)
Common Stock (1%)
Financial (1%)
14,200	BB&T Corp.	783
9,800	Citigroup Inc.	769

		1,552

Healthcare (0%)
12,100	Merck & Co. Inc.	717

Principal or Shares	Security Description	Value (000)

Information Technology (0%)
4,500	International Business Machines Corp.	$ 737

Total Common Stock		3,006

Master Limited Partnership (1%)
26,300	Enterprise Products Partners LP	726
17,200	Spectra Energy Partners LP	735

Total Master Limited Partnership		1,461

Preferred Stock (0%)
220	Wells Fargo & Co., 7.50%	282
Total Stocks (Cost - $4,786)		4,749

Investment Company (3%)
5,827,375	Payden Cash Reserves Money Market Fund * (Cost - $5,827)	5,827

Purchase Options (0%)
Total Purchased Put Options (Cost - $44)		31

Total Investments (Cost - $215,643) (102%)		219,267
Liabilities in excess of Other Assets (-2%)		(4,935)

Net Assets (100%)		$ 214,332

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2018.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Principal in foreign currency.
(d)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2018. The stated maturity is subject to prepayments.
(f)	All or a portion of these securities are on loan. At January 31, 2018, the total market value of the Fund’s securities on loan is $1,060 and the total market value of the collateral held by the Fund is $1,096. Amounts in 000s.
(g)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(h)	All or a portion of the security is pledged to cover futures contract margin requirements.

Purchase Options

Description	Number of Contracts	Notional Amount (000s)	Exercise Price	Maturity Date	Value (000s)	Call/Put
Exchange Traded Options Purchase — 0.0%
S & P 500 Index	214	$60,430	2350.00	02/16/2018	$10	Put
S & P 500 Index	216	60,994	2390.00	02/28/2018	21	Put

Total Purchase Options		$121,424			$31

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency sold (000)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)

Assets:
AUD 2,069	USD 1,626	Barclays Bank PLC	04/13/2018	$41
BRL 1,851	USD 562	State Street Bank & Trust Co.	02/16/2018	18
CAD 2,016	USD 1,636	Barclays Bank PLC	04/13/2018	5
EUR 1,343	USD 1,631	BNP PARIBAS	04/12/2018	45
EUR 2,170	USD 2,704	BNP PARIBAS	04/13/2018	3
EUR 3,213	USD 3,812	State Street Bank & Trust Co.	03/19/2018	189
IDR 15,652,000	USD 1,135	Barclays Bank PLC	04/24/2018	27
JPY 400,100	USD 3,597	Barclays Bank PLC	02/08/2018	70
JPY 355,000	USD 3,233	Citibank, N.A.	04/26/2018	35
JPY 425,800	USD 3,856	State Street Bank & Trust Co.	03/19/2018	55
NOK 18,716	USD 2,423	HSBC Bank USA, N.A.	04/27/2018	12
RUB 61,460	USD 1,073	HSBC Bank USA, N.A.	04/17/2018	10
USD 1,674	AUD 2,069	Barclays Bank PLC	04/13/2018	8

				518

Liabilities:
IDR 13,188,000	USD 981	Barclays Bank PLC	04/24/2018	(2)
MYR 4,180	USD 1,080	Barclays Bank PLC	05/30/2018	(12)
USD 3,553	JPY 400,100	Barclays Bank PLC	02/08/2018	(114)
USD 1,627	CAD 2,016	Barclays Bank PLC	04/13/2018	(13)
USD 2,706	CHF 2,516	BNP PARIBAS	04/13/2018	(13)
USD 9,097	EUR 7,518	Citibank, N.A.	02/08/2018	(242)
USD 3,238	CHF 3,086	Citibank, N.A.	04/26/2018	(100)
USD 2,436	GBP 1,796	HSBC Bank USA, N.A.	02/08/2018	(115)
USD 2,430	EUR 1,947	HSBC Bank USA, N.A.	04/27/2018	(1)
USD 3,946	EUR 3,213	State Street Bank & Trust Co.	03/19/2018	(56)
USD 3,807	JPY 425,800	State Street Bank & Trust Co.	03/19/2018	(104)

				(772)

Net Unrealized Appreciation (Depreciation)				$(254)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Treasury 2 Year Note Future	27	Mar-18	$5,757	$(21)	$(21)
U.S. Treasury 5 Year Note Future	78	Mar-18	8,947	(143)	(143)

					(164)

Short Contracts:
U.S. Ultra Bond Future	2	Mar-18	(324)	9	9

					9

Total Futures					$(155)

95 Payden Mutual Funds

January 31, 2018

1. Organization and Related Matters

The Payden & Rygel Investment Group (the “Group or Paydenfunds”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its nineteen funds (each a “Fund”, collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value. Each of the Funds, other than the Cash Reserves Money Market Fund, Strategic Income and High Income Funds, has been classified as non-diversified.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. Each Fund’s financial statements are prepared in accordance with GAAP.

The Funds are considered investment companies under FASB ASC 946, Financial Services - Investment Companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with original maturities of sixty days or less and securities in the Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value. Cash Reserves Money Fund qualifies as a government money market fund under the Money Market Reform.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available, generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Investments in investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar instruments are valued at the official closing price, in the case of exchange traded derivatives, or on the basis of information provided by pricing services, quotes obtained from brokers and dealers, and market trades in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to each of the Funds. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Shares of open-end investment companies are valued at their respective net asset value.

Fair value pricing adjustments may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

Investment Transactions

Investment transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except Cash Reserves Money Market, U.S. Government, GNMA, Tax Exempt Bond, and California Municipal Income Funds) may purchase securities that are denominated in foreign currencies. For these Funds, investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Repurchase Agreements

The Payden Cash Reserves Money Market Fund entered into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Fund. With respect to such agreements, it is the Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Fund or the tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Forward Currency Contracts

Some Funds entered into forward contracts to protect against adverse currency movements or as speculative investments. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date or an offsetting forward currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Contracts

Some Funds entered into futures transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain such initial margin deposit of cash or securities as required by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Stock index futures contracts are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund

97    Payden Mutual Funds

invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

Some Funds may enter into swap agreements, in which a Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

Upon entering into a centrally cleared swap, a Fund is required to deposit and maintain initial margin deposit of cash or securities as required by the exchange on which the contract is traded. Pursuant to the centrally cleared swap, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

A Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

A Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

A Fund may enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

Options Transactions

Option techniques may be utilized by a Fund to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Fund may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statements of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date, or if a Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Derivatives and Hedging

The following tables show the Fund’s exposure to different types of market risk as it relates to derivative investments.

During the period ended January 31, 2018 the average notional amount of derivatives as a percent of average net assets were as follows:

	Foreign		Interest
	currency	Credit	rate	Equity
Limited Maturity	1%	0%	0%	0%
Low Duration	0%	0%	40%	0%
U.S. Government	0%	0%	19%	0%
GNMA	0%	0%	73%	0%
Core Bond	12%	0%	19%	0%
Corporate Bond	0%	0%	8%	0%
Strategic Income	12%	0%	13%	0%
Absolute Return Bond	25%	0%	5%	0%
High Income	8%	1%	0%	0%
Global Low Duration	8%	0%	69%	0%
Global Fixed Income	73%	0%	83%	0%
Emerging Markets Bond	6%	0%	0%	0%
Emerging Markets Local Bond	33%	0%	0%	0%
Emerging Markets Corporate Bond	6%	0%	0%	0%
Equity Income	6%	0%	0%	0%
PK Cash Balance Plan	18%	0%	2%	0%

Credit Enhancements

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, and third party insurance (e.g. AGM, AMBAC and BAM).

99    Payden Mutual Funds

TBA Sale Commitment

Some Funds entered into TBA sale commitments, within dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon the Funds (except Cash Reserves Money Market) may lend securities to qualified institutions. It is each Fund’s policy that at origination all loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Payden Cash Reserves Money Market Fund. The Funds are entitled to receive all of the income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, each Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Funds maintain the right to recall the securities on loan for voting purposes.

Collateral

Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. A Fund, which employs these investment options, is required to segregate sufficient assets to cover any potential loss. Securities that have been pledged as collateral are identified in the Schedule of Investments.

Affiliated Investments

Each of the Paydenfunds (except the Cash Reserves Money Market and California Municipal Income Funds) invests in other Funds of the P&R Group (an “affiliated Fund”). The table below details the transactions of each Fund in affiliated Funds.

						Realized	Change in
	Value				Value	Gain	Unrealized Appreciation
Fund	October 31, 2017	Purchases	Sales	Dividends	January 31, 2018	(Loss)	(Depreciation)
Investments in Cash
Reserves Money
Market Fund
Limited Maturity	$ 9,022,262	$ 408,867,699	$ 403,267,195	$ 15,263	$ 14,622,766	—	—
Low Duration	2,020,100	622,814,810	618,326,385	22,317	6,508,525	—	—
U.S. Government	2,451,035	180,953,579	182,500,563	6,551	904,051	—	—
GNMA	8,841,198	326,838,395	328,127,195	11,173	7,552,398	—	—
Core Bond	7,782,184	917,628,899	905,560,415	31,773	19,850,668	—	—
Corporate Bond	10,209,331	284,457,205	284,869,745	10,254	9,796,791	—	—
Strategic Income	8,774,931	365,262,267	367,732,755	13,173	6,304,443	—	—
Absolute Return Bond	2,254,466	125,632,872	127,422,953	4,370	464,385	—	—
Floating Rate	19,857,225	1,206,366,262	1,217,346,537	43,097	8,876,950	—	—
High Income	48,979,077	1,102,321,472	1,098,344,275	39,685	52,956,274	—	—
Global Low Duration	750,279	75,058,280	74,628,994	2,681	1,179,565	—	—

Fund	Value October 31, 2017	Purchases	Sales	Dividends	Value January 31, 2018	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Global Fixed Income	$ 1,242,285	$77,194,211	$75,228,830	$2,559	$3,207,666	—	—
Emerging Markets Bond	62,076,124	1,587,730,049	1,591,979,789	56,911	57,826,384	—	—
Emerging Markets Local Bond	—	254,436,635	244,180,660	8,373	10,255,975	—	—
Emerging Markets Corporate Bond	4,038,964	83,870,192	84,890,040	2,891	3,019,116	—	—
Equity Income	9,798,906	768,932,841	744,185,265	26,948	34,546,482	—	—
PK Cash Balance Plan Fund	714,370	156,398,992	151,285,987	5,274	5,827,375	—	—	—
Investments in Floating Rate Fund — SI Class
High Income	$ 5,964,250	—	$5,952,334	$17,458	—	$(47,666)	$ (35,750)
Global Fixed Income	2,773,897	—	—	24,441	2,779,439	—	5,542
Investments in Emerging Markets Corporate Bond Fund — SI Class
Core Bond	$ 16,919,676	—	$16,902,777	$88,713	—	$615,084	$631,983
High Income	8,387,342	—	8,395,454	90,930	—	283,904	275,792
Emerging Markets Local Bond	4,949,853	—	4,954,640	53,663	—	54,640	49,853

3. Related Party Transactions

Payden & Rygel and Payden/Kravitz (the “Advisers”) provide investment advisory services to the Funds. Under the terms of the investment advisory agreement, each is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

	Adviser Fees				Investor Class		SI Class

	Between	Between	Between			Current	Current
	$0–500	$0.5–1	$1–2	Over $2	Expense	Voluntary	Voluntary

	Million	Billion	Billion	Billion	Guarantee	Expense Limit	Expense Limit
Cash Reserves Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.25%	n/a
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.25%	n/a
Low Duration	0.28%	0.28%	0.25%	0.25%	0.60%	0.43%	n/a
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	0.43%	n/a
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	n/a	n/a
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.53%	n/a
Corporate Bond	0.35%	0.35%	0.35%	0.35%	1.00%	0.65%	n/a
Strategic Income	0.55%	0.55%	0.55%	0.55%	n/a	0.75%	0.65%
Absolute Return Bond	0.50%	0.50%	0.50%	0.50%	n/a	0.70%	0.55%
Floating Rate	0.55%	0.55%	0.55%	0.55%	n/a	0.75%	0.65%
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a	n/a
California Municipal Income	0.32%	0.32%	0.25%	0.25%	0.80%	0.53%	n/a
Global Low Duration	0.30%	0.30%	0.30%	0.25%	0.70%	0.53%	n/a

101    Payden Mutual Funds

	Adviser Fees				Investor Class		SI Class

	Between	Between	Between			Current	Current
	$0–500	$0.5–1	$1–2	Over $2	Expense	Voluntary	Voluntary

	Million	Billion	Billion	Billion	Guarantee	Expense Limit	Expense Limit
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	0.65%	n/a
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	n/a	0.69%
Emerging Markets Local Bond	0.60%	0.60%	0.60%	0.60%	1.50%	0.99%	n/a
Emerging Markets Corporate Bond	0.80%	0.80%	0.80%	0.80%	n/a	0.95%	0.85%
Equity Income	0.50%	0.50%	0.50%	0.30%	0.80%	n/a	0.65%

					SI Class		Institutional Class
PK Cash Balance Plan	1.10%	1.10%	1.10%	1.10%	1.25%	n/a	0.95%

The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest, 12b-1 fees, and taxes will not exceed the percentages indicated above (“expense guarantee”) of that Fund’s average daily net assets on an annualized basis. The adviser also voluntarily agreed to temporarily limit certain Funds’ total expenses, including advisory fees, to the percentages indicated above of that Fund’s average daily net assets on an annualized basis through February 28, 2018 (exclusive of interest, 12b-1 fees and taxes).

Each Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of reimbursement).

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.15%.

Under a distribution agreement with the Funds the U.S. Government, GNMA, Core Bond, Strategic Income, Absolute Return, Floating Rate, High Income, Emerging Markets Bond, Emerging Markets Local Bond, Emerging Markets Corporate Bond, Equity Income and PK Cash Balance Plan Funds adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors’ receives fee monthly, computed on the average net assets of the Adviser class at an annualized rate of 0.25% and 0.50% for the Retirement class. Payden & Rygel Distributors is not entitled to receive any fees from the Investor class of the Funds.

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds.

4. Fair Value Measurement

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 - quoted prices in active markets for identical investments, Level 2 -other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 - significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments). See Note 2 - Securities Valuation for a summary of the inputs used in valuing the Funds’ investments and other financial instruments.

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund’s investments and other financial instruments (a more detailed classification of fund assets may be found in the fund’s Statement of Investments):

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)

Cash Reserves Money Market
Repurchase Agreement	—	—	$97,000	—	—	—	$97,000
U.S. Government	—	—	175,623	—	—	—	175,623
U.S. Treasury	—	—	70,010	—	—	—	70,010
Investment Company	$25,232	—	—	—	—	—	25,232

Limited Maturity
Asset Backed	—	—	124,566	—	—	—	124,566
Bank Loans	—	—	791	—	—	—	791
Commercial Paper	—	—	21,375	—	—	—	21,375
Corporate Bond	—	—	455,979	—	—	—	455,979
Foreign Government	—	—	20,192	—	—	—	20,192
Morgage Backed	—	—	67,221	—	—	—	67,221
Municipal	—	—	3,000	—	—	—	3,000
U.S. Government	—	—	95,220	—	—	—	95,220
Investment Company	14,623	—	—	—	—	—	14,623

Low Duration
Asset Backed	—	—	135,850	—	—	—	135,850
Bank Loans	—	—	1,732	—	—	—	1,732
Corporate Bond	—	—	604,149	—	—	—	604,149
Foreign Government	—	—	29,928	—	—	—	29,928
Morgage Backed	—	—	88,380	—	—	—	88,380
U.S. Government	—	—	257,533	—	—	—	257,533
Investment Company	6,509	—	—	—	—	—	6,509

U.S. Government
Asset Backed	—	—	1,552	—	—	—	1,552
Mortgage Backed	—	—	101,636	—	—	—	101,636
U.S. Government	—	—	8,412	—	—	—	8,412
Investment Company	904	—	—	—	—	—	904

103    Payden Mutual Funds

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)

GNMA
Mortgage Backed	—	—	$317,249	—	—	—	$317,249
Swaptions Purchased	—	—	33	—	—	—	33
U.S. Government	—	—	5,245	—	—	—	5,245
Investment Company	$7,552	—	—	—	—	—	7,552

Core Bond
Asset Backed	—	—	59,154	—	—	—	59,154
Bank Loans	—	—	25,642	—	—	—	25,642
Corporate Bond	—	—	322,750	—	—	—	322,750
Foreign Government	—	—	45,030	—	—	—	45,030
Morgage Backed	—	—	239,992	—	—	—	239,992
Municipal	—	—	9,889	—	—	—	9,889
U.S. Government	—	—	178,733	—	—	—	178,733
Preferred Stock	998	—	—	—	—	—	998
Investment Company	19,851	—	—	—	—	—	19,851

Corporate Bond
Asset Backed	—	—	1,855	—	—	—	1,855
Corporate Bond	—	—	204,501	—	—	—	204,501
Foreign Government	—	—	834	—	—	—	834
Investment Company	9,797	—	—	—	—	—	9,797

Strategic Income
Asset Backed	—	—	17,599	—	—	—	17,599
Bank Loans	—	—	17,132	—	—	—	17,132
Corporate Bond	—	—	102,799	—	—	—	102,799
Foreign Government	—	—	17,075	—	—	—	17,075
Mortgage Backed	—	—	26,329	—	—	—	26,329
Municipal	—	—	4,195	—	—	—	4,195
U.S. Government	—	—	35,877	—	—	—	35,877
Master Limited Partnership	2,478	—	—	—	—	—	2,478
Preferred Stock	1,327	—	—	—	—	—	1,327
Real Estate Investment Trust	2,066	—	—	—	—	—	2,066
Investment Company	6,304	—	—	—	—	—	6,304

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Absolute Return Bond
Asset Backed	—	—	$ 25,076	—	—	—	$ 25,076
Bank Loans	—	—	4,246	—	—	—	4,246
Corporate Bond	—	—	27,792	—	—	—	27,792
Foreign Government	—	—	21,274	—	—	—	21,274
Mortgage Backed	—	—	29,393	—	—	—	29,393
U.S. Government	—	—	16,782	—	—	—	16,782
Options Purchased	$ 18	—	—	—	—	—	18
Investment Company	464	—	—	—	—	—	464

Floating Rate
Asset Backed	—	—	3,025	—	—	—	3,025
Bank Loans	—	—	120,376	—	—	—	120,376
Corporate Bond	—	—	15,271	—	—	—	15,271
Mortgage Backed	—	—	6,105	—	—	—	6,105
Preferred Stock	499	—	—	—	—	—	499
Investment Company	8,877	—	—	—	—	—	8,877

High Income
Bank Loans	—	—	10,573	—	—	—	10,573
Corporate Bonds	—	—	434,951	—	—	—	434,951
Mortgage Backed	—	—	15,316	—	—	—	15,316
Master Limited Partnership	1,989	—	—	—	—	—	1,989
Preferred Stock	1,498	—	—	—	—	—	1,498
Investment Company	52,956	—	—	—	—	—	52,956

California Municipal Income
Municipal	—	—	54,359	—	—	—	54,359

Global Low Duration
Asset Backed	—	—	10,156	—	—	—	10,156
Bank Loans	—	—	208	—	—	—	208
Corporate Bond	—	—	73,542	—	—	—	73,542
Foreign Government	—	—	5,213	—	—	—	5,213
Mortgage Backed	—	—	9,633	—	—	—	9,633
U.S. Government	—	—	9,345	—	—	—	9,345
Investment Company	1,180	—	—	—	—	—	1,180

105    Payden Mutual Funds

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Global Fixed Income
Asset Backed	—	—	$ 3,816	—	—	—	$ 3,816
Corporate Bond	—	—	52,958	—	—	—	52,958
Foreign Government	—	—	52,893	—	—	—	52,893
Mortgage Backed	—	—	13,922	—	—	—	13,922
U.S. Government	—	—	3,022	—	—	—	3,022
Preferred Stock	$ 154	—	—	—	—	—	154
Investment Company	3,208	—	—	—	—	—	3,208
Investments Valued at NAV[1]	—	—	—	—	—	—	2,779

Emerging Markets Bond
Bank Loans	—	—	3,131	—	—	—	3,131
Corporate Bond	—	—	376,444	—	—	—	376,444
Foreign Government	—	—	986,473	—	—	—	986,473
Investment Company	57,826	—	—	—	—	—	57,826

Emerging Markets Local Bond
Corporate Bond	—	—	35,336	—	—	—	35,336
Foreign Government	—	—	160,741	—	—	—	160,741
Investment Company	10,256	—	—	—	—	—	10,256

Emerging Markets Corporate Bond
Bank Loans	—	—	774	—	—	—	774
Corporate Bond	—	—	36,197	—	—	—	36,197
Foreign Government	—	—	3,581	—	—	—	3,581
Investment Company	3,019	—	—	—	—	—	3,019

Equity Income
Common Stock	904,185	—	—	—	—	—	904,185
Corporate Bond	—	—	24,219	—	—	—	24,219
Master Limited Partnership	108,166	—	—	—	—	—	108,166
Preferred Stock	19,537	—	—	—	—	—	19,537
Real Estate Investment Trust	54,790	—	—	—	—	—	54,790
Investment Company	34,546	—	—	—	—	—	34,546

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
PK Cash Balance Plan
Asset Backed	—	—	$56,504	—	—	—	$56,504
Bank Loans	—	—	9,099	—	—	—	9,099
Corporate Bond	—	—	50,385	—	—	—	50,385
Foreign Government	—	—	20,390	—	—	—	20,390
Mortgage Backed	—	—	68,518	—	—	—	68,518
U.S. Treasury	—	—	3,764	—	—	—	3,764
Common Stock	$3,006	—	—	—	—	—	3,006
Master Limited Partnership	1,461	—	—	—	—	—	1,461
Preferred Stock	282	—	—	—	—	—	282
Options Purchased	31	—	—	—	—	—	31
Investment Company	5,827	—	—	—	—	—	5,827

1 As of January 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

	Other Financial Instruments [1]
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Limited Maturity
Forward currency contracts	—	—	—	$ (414)	—	—	$ (414)
Swaps	—	—	—	(38)	—	—	(38)

Low Duration
Forward currency contracts	—	—	—	(192)	—	—	(192)
Futures	$ 306	$(346)	—	—	—	—	(40)
Swaps	—	—	—	(65)	—	—	(65)

GNMA
Futures	410	(324)	—	—	—	—	86

Core Bond
Forward currency contracts	—	—	1,591	(1,166)	—	—	425
Futures	1,576	(531)	—	—	—	—	1,045
Swaps	—	—	88	—	—	—	88

Corporate Bond
Futures	427	(174)	—	—	—	—	253

107    Payden Mutual Funds

	Other Financial Instruments [1]

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Strategic Income
Forward currency contracts	—	—	$522	$(365)	—	—	$157
Futures	$412	$(215)	—	—	—	—	197
Swaps	—	—	26	—	—	—	26

Absolute Return
Forward currency contracts	—	—	251	(714)	—	—	(463)
Futures	4	(141)	—	—	—	—	(137)

High Income
Forward currency contracts	—	—	697	(459)	—	—	238
Swaps	—	—	—	(8)	—	—	(8)

Global Low Duration
Forward currency contracts	—	—	154	(129)	—	—	25
Futures	140	(102)	—	—	—	—	38
Swaps	—	—	—	(7)	—	—	(7)

Global Fixed Income
Forward currency contracts	—	—	533	(2,276)	—	—	(1,743)
Futures	309	(66)	—	—	—	—	243

Emerging Markets Bond
Forward currency contracts	—	—	1,979	(1,132)	—	—	847

Emerging Markets Local Bond
Forward currency contracts	—	—	1,998	(386)	—	—	1,612

Emerging Markets Corporate Bond
Forward currency contracts	—	—	72	(25)	—	—	47
Futures	29	—	—	—	—	—	29

Equity Income
Forward currency contracts	—	—	—	(1,545)	—	—	(1,545)

PK Cash Balance Plan
Forward currency contracts	—	—	518	(772)	—	—	(254)
Futures	9	(164)	—	—	—	—	(155)

1	Other financial instruments are swaps, futures contracts and forward currency contracts. Swaps, futures contracts and forward currency contracts are valued at the unrealized appreciation/depreciation on the instrument.

5. Federal Income Taxes (amounts in (000s)

At January 31, 2018, net unrealized appreciation (depreciation) on investments for Federal income tax purposes is as follows (000’s):

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments

Cash Reserves Money Market	$367,865	—	—	—
Limited Maturity	800,966	$3,323	$(1,774)	$1,549
Low Duration	1,125,750	4,014	(5,980)	(1,966)
U.S. Government	114,447	154	(2,097)	(1,943)
GNMA	332,724	2,073	(4,632)	(2,559)
Core Bond	897,281	15,816	(9,676)	6,140
Corporate Bond	213,395	4,986	(1,141)	3,845
Strategic Income	231,729	4,297	(2,465)	1,832
Absolute Return	123,220	2,216	(991)	1,225
Floating Rate	151,847	2,511	(205)	2,306
High Income	505,328	16,542	(4,341)	12,201
California Municipal Income	53,791	905	(337)	568
Global Low Duration	109,370	633	(656)	(23)
Global Fixed Income	127,876	5,927	(2,551)	3,376
Emerging Markets Bond	1,383,029	65,198	(23,506)	41,692
Emerging Markets Local Bond	205,864	12,560	(10,479)	2,081
Emerging Markets Corporate Bond	42,375	1,557	(285)	1,272
Equity Income	927,202	222,675	(5,979)	216,696
PK Cash Balance Plan	215,643	4,707	(1,492)	3,215

109    Payden Mutual Funds

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Payden & Rygel Investment Group

By (Signature and Title)*	/s/ Joan A. Payden
Joan A. Payden, Chairman and CEO
(principal executive officer)

Date	3/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joan A. Payden
Joan A. Payden, Chairman and CEO
(principal executive officer)

Date	3/28/2018

By (Signature and Title)*	/s/ Brian W. Matthews
Brian W. Matthews, Vice President and Chief Financial Officer
(principal financial officer)

Date	3/28/2018

* Print the name and title of each signing officer under his or her signature.